                                                           OMB APPROVAL

                                                     OMB Number:  3235-0307
                                                     Expires:  June 30, 2007
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                                                     hours per response:  427.09

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   (No. 333-33978)                                                          [X]

   Pre- Effective Amendment No.                                             [ ]
                               ----

   Post-Effective Amendment No. 17                                          [X]
                               ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
   OF 1940  (No. 811-9885)                                                  [X]

   Amendment No. 18                                                         [X]
                -----

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
-------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805
-------------------------------------------------------------------------------
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                -------------------------------

Kelley Abbott Howes - 151 Detroit Street, Denver, Colorado 80206-4805
-------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):
  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ]  on (date) pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [X]  on September 30, 2004 pursuant to paragraph (a)(1) of Rule 485
  [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    September 30, 2004


THE INFORMATION IS THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.




                             SUBJECT TO COMPLETION


                   PRELIMINARY PROSPECTUS DATED JULY 30, 2004



                         Growth & Core

                          Janus Adviser Growth Fund
                          Janus Adviser Capital Appreciation Fund
                          Janus Adviser Mid Cap Growth Fund
                          Janus Adviser Growth and Income Fund
                          Janus Adviser Core Equity Fund
                          Janus Adviser Balanced Fund





                         International & Global

                          Janus Adviser Worldwide Fund
                          Janus Adviser International Growth Fund
                          Janus Adviser Foreign Stock Fund
                            (Formerly named Janus Adviser International
                            Value Fund)




                         Value
                          Janus Adviser Mid Cap Value Fund
                          Janus Adviser Small Company Value Fund
                            (Formerly named Janus Adviser Small Cap
                            Value Fund)





                         Risk-Managed

                          Janus Adviser Risk-Managed Growth Fund
                            (Formerly named Janus Adviser Risk-Managed
                            Large Cap Growth Fund)
                          Janus Adviser Risk-Managed Core Fund
                            (Formerly named Janus Adviser Risk-Managed
                            Large Cap Core Fund)





                         Fixed-Income

                          Janus Adviser Flexible Income Fund
                          Janus Adviser Money Market Fund

                              JANUS ADVISER SERIES

                                 CLASS A SHARES


                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                         This Prospectus describes fifteen portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives, including growth of capital, capital appreciation, current income and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Risk-Managed Growth Fund and Risk-Managed Core Fund (together, the "Risk-Managed Funds") are subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Mid Cap Value Fund is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Small Company Value Fund is subadvised by Bay Isle Financial LLC ("Bay Isle").


                         Each Fund in this Prospectus, except Janus Adviser Money Market Fund, currently offers four classes of shares. Janus Adviser Money Market Fund currently offers three classes of shares. Class A Shares are offered by this Prospectus. Each Class of Shares is available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Equity Funds.......................................    2
                   Flexible Income Fund...............................   27
                   Money Market Fund..................................   31
                   Fees and expenses..................................   35
                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                AND RISKS
                   Equity Funds.......................................   39
                   Flexible Income Fund...............................   49
                   General portfolio policies of the Funds other than
                   Money Market Fund..................................   52
                   Risks for Equity Funds.............................   57
                   Risks for Flexible Income Fund.....................   59
                   Risks Common to all Non-Money Market Funds.........   60
                   Money Market Fund..................................   64
                MANAGEMENT OF THE FUNDS
                   Investment adviser.................................   69
                   Management expenses................................   71
                   Subadvisers........................................   74
                   Investment personnel...............................   75
                   Performance of comparable accounts managed by
                   Perkins............................................   83
                   Performance of comparable accounts managed by
                   INTECH.............................................   85
                OTHER INFORMATION.....................................   89
                DISTRIBUTIONS AND TAXES
                   Distributions......................................   95
                   Funds other than Money Market Fund.................   95
                   Money Market Fund..................................   96
                   Taxes..............................................   97
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.............................   99
                   Purchases..........................................  100
                   Exchanges..........................................  105
                   Redemptions........................................  106
                   Excessive trading..................................  108
                   Shareholder communications.........................  110
                FINANCIAL HIGHLIGHTS..................................  111
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities.........................  112
                   Futures, options and other derivatives.............  116
                   Other investments, strategies and/or techniques....  118
                EXPLANATION OF RATING CATEGORIES......................  120

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

EQUITY FUNDS

               The Equity Funds are designed for long-term investors who primarily seek growth of capital or capital appreciation and who can tolerate the greater risks associated with common stock investments. Although Growth and Income Fund and Balanced Fund may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY FUNDS?

--------------------------------------------------------------------------------

               GROWTH & CORE


               - GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               - CAPITAL APPRECIATION FUND, MID CAP GROWTH FUND AND CORE
                 EQUITY FUND seek long-term growth of capital.

               - GROWTH AND INCOME FUND seeks long-term capital growth and current income.

               - BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


               INTERNATIONAL & GLOBAL


               - WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               - INTERNATIONAL GROWTH FUND AND FOREIGN STOCK FUND seek
                 long-term growth of capital.
               VALUE

               - MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND seek capital appreciation


               RISK-MANAGED


               - RISK-MANAGED GROWTH FUND AND RISK-MANAGED CORE FUND seek long-term growth of capital.

 2 Janus Adviser Series

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. Certain of these Funds have a policy of investing at least 80% of net assets in the type of securities suggested by a Fund's name. For Funds with such a policy, the Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to a Fund's objective or principal investment policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY FUNDS?

               Within the parameters of its specific investment policies discussed below, each Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, each Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Mid Cap Growth Fund, Core Equity Fund, Foreign Stock Fund, Mid Cap Value Fund and Small Company Value Fund).

               The Janus portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Funds' portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with a Fund's investment policies. If a portfolio manager is unable to find such investments, a Fund's uninvested assets may be held in cash or similar investments.

               MID CAP VALUE FUND (SUBADVISED BY PERKINS) focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for

                                                          Risk/return summary  3
               recovery. Mid Cap Value Fund's portfolio managers generally look for companies with:


               - a low price relative to their assets, earnings, cash flow or business franchise



               - products and services that give them a competitive advantage



               - quality balance sheets and strong management


               SMALL COMPANY VALUE FUND (SUBADVISED BY BAY ISLE) uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio managers generally look for companies:


               - that have reasonably solid fundamentals



               - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flows or franchise values



               THE RISK-MANAGED FUNDS (SUBADVISED BY INTECH) pursue their objectives by applying a mathematical process to construct an investment portfolio from the universe of common stocks within their respective benchmark indices. The goal of this process is to build portfolios of stocks in a more efficient combination than the benchmark indices. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the indices that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation (providing the potential for lower relative risk). By constructing portfolios in this manner and continually rebalancing the portfolios to maintain "efficient" weightings, INTECH's mathematical process seeks to create portfolios that produce returns in excess of their respective benchmarks with an equal or lesser amount of risk.



GROWTH & CORE


               GROWTH FUND invests primarily in common stocks selected for their growth potential. Although the Fund can invest in compa-

 4 Janus Adviser Series
               nies of any size, it generally invests in larger, more established companies.

               CAPITAL APPRECIATION FUND invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               MID CAP GROWTH FUND invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

               GROWTH AND INCOME FUND normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

               CORE EQUITY FUND invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Fund may invest in companies of any size.

               BALANCED FUND normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income senior securities.


INTERNATIONAL & GLOBAL


               WORLDWIDE FUND invests primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including

                                                          Risk/return summary  5
               the United States. The Fund may, under unusual circumstances, invest in fewer than five countries or even a single country.


               INTERNATIONAL GROWTH FUND invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.



               FOREIGN STOCK FUND invests, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country. The Fund emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.


VALUE


               MID CAP VALUE FUND invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly.



               SMALL COMPANY VALUE FUND invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. This average is updated monthly. The Fund primarily


 6 Janus Adviser Series
               invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser.


RISK-MANAGED


               RISK-MANAGED GROWTH FUND invests primarily in common stocks of large-sized companies selected for their growth potential. The Fund seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

               RISK-MANAGED CORE FUND invests primarily in common stocks of large-sized companies selected for their growth potential. The Fund seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500(R) Index, among other risk control techniques.

               For purposes of Funds with 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY FUNDS?

               The biggest risk is that a Fund's returns may vary, and you could lose money. The Equity Funds are each designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

               CAPITAL APPRECIATION FUND AND FOREIGN STOCK FUND are classified as nondiversified. This means they may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.


               MID CAP GROWTH FUND'S and MID CAP VALUE FUND'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. These Funds' investments may often be


                                                          Risk/return summary  7
               focused in a small number of business sectors, which may pose greater market and liquidity risks.


               THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S holdings may include fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


               WORLDWIDE FUND, INTERNATIONAL GROWTH FUND AND FOREIGN STOCK FUND may have significant exposure to foreign markets, including emerging markets. As a result, their returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Funds' investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


               The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or, in the case of FOREIGN STOCK FUND, MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND, if the Fund's portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, that Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.


               SMALL COMPANY VALUE FUND'S share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

 8 Janus Adviser Series

               For the RISK-MANAGED FUNDS, the proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction as the benchmark does not result in selecting stocks with continuing volatility or the same tendency to move in the same or opposite direction as the benchmark, as anticipated, the Funds may not outperform the benchmark indices.



               An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



               The following information provides some indication of the risks of investing in the Equity Funds by showing how each Equity Fund's performance has varied over time. The Funds' Class A Shares commenced operations on September 30, 2004. The performance shown on the following pages for this class reflects the performance of the Funds' Class I Shares from August 1, 2000 to December 31, 2003, and the historical performance of other classes of shares or predecessor funds for periods prior to August 1, 2000, as explained below.



               Class I Shares of certain Funds commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Funds of Janus Adviser Series. The returns for those Funds reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. Since Class I Shares of Janus Adviser Risk-Managed Growth Fund, Janus Adviser Foreign Stock Fund, Janus Adviser


                                                          Risk/return summary  9

               Risk-Managed Core Fund, Janus Adviser Mid Cap Value Fund and Janus Adviser Small Company Value Fund commenced operations after August 1, 2000 they were not a part of this reorganization. Pursuant to a tax-free reorganization that occurred on April 21, 2003, all of the assets of Berger Small Cap Value Fund II were transferred to Janus Adviser Small Company Value Fund. The performance information provided for periods prior to the effective date of the reorganization is for Berger Small Cap Value Fund II - Investor Shares, the predecessor to Janus Adviser Small Company Value Fund. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees or expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.



               The bar charts depict the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares of the Funds. If sales charges were included, the returns would be lower. The tables compare each Fund's average annual returns for the periods indicated to a broad-based securities market index or indices.



               [TO BE UPDATED BY AMENDMENT]


 10 Janus Adviser Series

               GROWTH FUND



                 Annual returns for periods ended 12/31
                         2.31%  29.47%  17.64%  21.74%  34.99%  44.12%  (13.10%)  (23.23%)  (26.49%)
                         1994    1995    1996    1997    1998    1999     2000      2001      2002    2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                       1 year      5 years    10 years         (9/13/93)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes
                    on Distributions
                  Return After Taxes
                    on Distributions
                    and Sale of Fund
                    Shares(2)
                S&P 500(R) Index(3)
                  (reflects no
                    deduction for
                    expenses, fees or
                    taxes)
                Russell 1000 Growth
                  Index(4)
                  (reflects no
                    deduction for
                    expenses, fees or
                    taxes)
                                      --------------------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


                                                         Risk/return summary  11

               (3) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


               (4) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.


 12 Janus Adviser Series

               CAPITAL APPRECIATION FUND



                 Annual returns for periods ended 12/31
                                           57.37%  66.16%  (16.34%)  (21.83%)  (15.85%)
                                            1998    1999     2000      2001      2002        2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                 1 year     5 years         (5/1/97)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(2)
                S&P 500(R) Index(3)
                  (reflects no deduction for
                    expenses, fees or taxes)
                Russell 1000 Growth Index(4)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                ----------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


                                                         Risk/return summary  13

               (4) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.


 14 Janus Adviser Series

               MID CAP GROWTH FUND



                 Annual returns for periods ended 12/31
                         16.03%  26.92%  7.19%  11.91%  33.58%  124.34%  (32.99%)  (39.02%)  (27.72%)
                          1994    1995   1996    1997    1998    1999      2000      2001      2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                          Average annual total return for periods ended 12/31/03
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                             1 year     5 years   10 years        (9/13/93)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares(2)
                Russell Midcap Growth
                  Index(3)                                                              (4)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                S&P MidCap 400 Index(5)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                            --------------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


                                                         Risk/return summary  15

               (3) The Russell Midcap Growth Index consists of stocks from the
                   Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by a total market capitalization.




               (4) The average annual total return was calculated based on historical information from August 31, 1993 to December 31, 2003 for the Russell Midcap Growth Index.


               (5) The S&P MidCap 400 Index is an unmanaged group of 400
                   domestic stocks chosen for their market size, liquidity and industry group representation.


 16 Janus Adviser Series

               GROWTH AND INCOME FUND



                 Annual returns for periods ended 12/31
                                                 73.20%  (15.40%)  (12.82%)  (19.45%)
                                                  1999     2000      2001      2002        2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was      %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                  1 year    5 years          (5/1/98)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(2)
                S&P 500(R) Index(3)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                 ---------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


                                                         Risk/return summary  17

               CORE EQUITY FUND



                 Annual returns for periods ended 12/31
                                           45.55%  40.94%  (8.31%)   (13.03%)  (17.86%)
                                            1998    1999     2000      2001      2002        2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                   1 year     5 years        (5/1/97)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(2)
                S&P 500(R) Index(3)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                  --------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


 18 Janus Adviser Series

               BALANCED FUND



                 Annual returns for periods ended 12/31
                                        0.84%   24.50%  15.39%  20.99%  33.59%  26.18%   (2.17%)  (4.84%)  (6.57%)
                                         1994    1995    1996    1997    1998    1999     2000     2001     2002        2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                      Average annual total return for periods ended 12/31/03
                                      ------------------------------------------------------
                                                                           Since Inception
                                                                         of Predecessor Fund
                                          1 year    5 years   10 years        (9/13/93)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(2)
                S&P 500(R) Index(3)
                  (reflects no deduction
                    for expenses, fees
                    or taxes)
                Lehman Brothers
                  Gov't/Credit Index(4)
                  (reflects no deduction
                    for expenses, fees
                    or taxes)
                Balanced Index(5)                                                 (6)
                  (reflects no deduction
                    for expenses, fees
                    or taxes)
                                         -----------------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


                                                         Risk/return summary  19

               (4) The Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


               (5) The Balanced Index is a hypothetical combination of unmanaged indices. This index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Gov't/Credit Index (45%).


               (6) The average annual return was calculated based on historical information from September 30, 1993 to December 31, 2003 for the Balanced Index.


 20 Janus Adviser Series

               WORLDWIDE FUND



                 Annual returns for periods ended 12/31
                         1.20%  26.82%  28.15%  20.96%  28.25%  63.66%  (14.65%)  (21.07%)  26.00%
                         1994    1995    1996    1997    1998    1999     2000      2001     2002   2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                          1 year     5 years   10 Years        (9/13/93)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(2)
                Morgan Stanley Capital
                  International World
                  Index(3)
                  (reflects no deduction
                    for expenses, fees
                    or taxes)
                                         -----------------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The Morgan Stanley Capital International World Index(SM) is a
                   market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.


                                                         Risk/return summary  21

               INTERNATIONAL GROWTH FUND



                 Annual returns for periods ended 12/31
                                        22.92%  32.76%  16.15%  16.86%   81.32%   (13.04%)  (22.78%)  (25.62%)
                                         1995    1996    1997    1998     1999      2000      2001      2002        2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                   1 year     5 years        (5/2/94)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(2)
                Morgan Stanley Capital
                  International EAFE(R) Index(3)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                  --------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market structure of Developed Market countries in Europe, Australasia and the Far East.


 22 Janus Adviser Series

               FOREIGN STOCK FUND*



                 Annual returns for periods ended 12/31
                                                                  (17.53%)
                                                                   2002       2003

                 Best Quarter:              Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                       Since Fund Inception
                                                           1 year            (5/1/01)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)
                Morgan Stanley Capital International
                  EAFE(R) Index(3)
                  (reflects no deduction for expenses,
                    fees or taxes)
                                                          ------------------------------



                 * Formerly named International Value Fund.




               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market structure of Developed Market countries in Europe, Australasia and the Far East.




                                                         Risk/return summary  23

               MID CAP VALUE FUND



                 Annual returns for periods ended 12/31
                                                                           2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                      Since Fund Inception
                                                            1 year         (12/31/02)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)
                Russell Midcap Value Index(3)
                  (reflects no deduction for expenses,
                    fees or taxes)
                                                           -----------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The Russell Midcap Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.


 24 Janus Adviser Series

               SMALL COMPANY VALUE FUND*



                 Annual returns for periods ended 12/31
                                                                           2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                      Since Fund Inception
                                                            1 year         (3/28/02)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)
                Russell 2000 Value Index(3)
                  (reflects no deduction for expenses,
                    fees or taxes)
                                                           -----------------------------


                 * Formerly named Small Cap Value Fund.



               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The Russell 2000 Value Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with lower price-to-book and price-to-earnings ratios. It is a generally recognized indicator used to measure overall small company value-stock performance.


                                                         Risk/return summary  25

               Since Risk-Managed Growth Fund and Risk-Managed Core Fund did not commence operations until January 2, 2003, performance information is not included for these Funds. Performance history will be available for the Funds after they have been in operation for one calendar year. The performance of these Funds will be compared to the following benchmarks:


               - Risk-Managed Growth Fund - Russell 1000 Growth Index

               - Risk-Managed Core Fund - S&P 500(R) Index




               After-tax returns are calculated using distributions for each of the Funds' Class I Shares, except Janus Adviser Small Company Value Fund, for the period August 1, 2000 to December 31, 2003; if applicable, actual distributions for any predecessor funds for the period May 1, 1997 to July 31, 2000; and, if applicable, actual distributions for Institutional Shares of the corresponding Janus Aspen Series fund for periods prior to May 1, 1997. After-tax returns are calculated using distributions for Janus Adviser Small Company Value Fund -- Class I Shares for the period April 22, 2003 to December 31, 2003 and for Berger Small Cap Value Fund II -- Investor Shares for the periods prior to April 22, 2003. If Class A Shares of the Funds had been available during these periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



               The Equity Funds' past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

 26 Janus Adviser Series

FLEXIBLE INCOME FUND

               Flexible Income Fund is designed for long-term investors who primarily seek total return.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME FUND?

--------------------------------------------------------------------------------

               FIXED-INCOME


               - FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME FUND?

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign debt and equity securities.


               Flexible Income Fund invests primarily in a wide variety of income-producing securities such as corporate bonds and notes; government securities, including agency securities; and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its total assets in income-producing securities. The Fund will


                                                         Risk/return summary  27
               invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.


               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME FUND?

               Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.


               The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.



               The Fund will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


               The following information provides some indication of the risks of investing in Flexible Income Fund by showing how the Fund's performance has varied over time. Class A Shares of the Fund commenced operations on September 30, 2004. The performance


 28 Janus Adviser Series
               shown on the following page for this class reflects the performance of the Fund's Class I Shares, from August 1, 2000 to December 31, 2003, and the historical performance of other classes of shares or predecessor funds for periods prior to August 1, 2000, as explained below.



               Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees and expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.



               The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.


                                                         Risk/return summary  29

               [TO BE UPDATED BY AMENDMENT]



               FLEXIBLE INCOME FUND



                 Annual returns for periods ended 12/31
                                        (1.25%) 23.47%  8.62%  10.77%  8.58%  0.90%  6.10%  7.20%  9.70%
                                         1994    1995   1996    1997   1998   1999   2000   2001    2002       2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                           1 year    5 years   10 years        (9/13/93)
                Class A Shares(1)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(2)
                Lehman Brothers
                  Gov't/Credit Index(3)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                          ----------------------------------------------





               (1) Calculated assuming maximum permitted sales loads.


               (2) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (3) The Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


 30 Janus Adviser Series

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2003; actual distributions for the Predecessor Fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Flexible Income Portfolio for periods prior to May 1, 1997. If Class A Shares of the Fund had been available during these periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



               Flexible Income Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

MONEY MARKET FUND

               Money Market Fund is designed for investors who seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MONEY MARKET FUND?

--------------------------------------------------------------------------------

               FIXED-INCOME


               - MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

                                                         Risk/return summary  31

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MONEY MARKET FUND?

               Money Market Fund will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital. The Fund invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN MONEY MARKET FUND?

               The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although Money Market Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


               The following information provides some indication of the risks of investing in Money Market Fund by showing how the Fund's performance has varied over time. Class A Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page reflects the performance of the Fund's Class I Shares, from August 1, 2000 to December 31, 2003, and the historical performance of other classes of shares or predecessor funds for periods prior to August 1, 2000, as explained below.


 32 Janus Adviser Series

               Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees and expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.



               The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they sell Class A Shares of the Fund. If sales charges were included, the returns would be lower.



               [TO BE UPDATED BY AMENDMENT]



               MONEY MARKET FUND



                 Annual returns for periods ended 12/31
                                        4.24%  4.02%  4.85%  4.45%  5.75%  3.33%  1.09%
                                        1996   1997   1998   1999   2000   2001   2002       2003

                 Best Quarter:      Worst Quarter:






               The seven-day yield for the Fund's Class A Shares on December 31,
               2003 was      %. The yield for Class A Shares of Money Market
               Fund is based on Money Market Fund's Class I Shares'


                                                         Risk/return summary  33
               yield. Class A Shares of Money Market Fund were not available until September 30, 2004. [TO BE UPDATED BY AMENDMENT]


               For Money Market Fund's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.

               Money Market Fund's past performance does not necessarily indicate how it will perform in the future.

 34 Janus Adviser Series

FEES AND EXPENSES


               The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares of the Funds. The information shown is based upon the estimated annualized expenses, including networking or omnibus account expenses that Class A Shares expect to incur in their initial fiscal year. The fees and expenses for Class A Shares have been restated to reflect reductions in the Funds' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.


               SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees.


               ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.



               [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  35

               [TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A
Maximum sales charge (load)
    Equity Funds............................................  5.75%
    Flexible Income Fund....................................  4.75%
    Money Market Fund(2)....................................  N/A
  Imposed on purchases (as a percentage of offering price)
    Equity Funds............................................  5.75%(3)
    Flexible Income Fund....................................  4.75%(3)
    Money Market Fund.......................................  N/A
  Deferred sales charge (as a percentage of the lower of
    original purchase price or redemption proceeds).........  None(4)
  Imposed on reinvested dividends and distributions.........  None



--------------------------------------------------------------------------------

                                 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                      Total Annual             Net Annual
                                                        Distribution                      Fund                    Fund
                                           Management     (12b-1)         Other        Operating     Expense    Operating
                                              Fee         Fees(5)      Expenses(6)    Expenses(7)    Waivers   Expenses(7)
  GROWTH & CORE
   Growth Fund -
     Class A                                  0.64%         0.25%          0.16%           1.05%       0.14%       0.91%
   Capital Appreciation Fund -
     Class A                                  0.64%         0.25%          0.15%           1.04%       0.12%       0.92%
   Mid Cap Growth Fund -
     Class A                                  0.64%         0.25%          0.18%           1.07%       0.17%       0.90%
   Growth and Income Fund -
     Class A                                  0.62%         0.25%          0.18%           1.05%       0.00%       1.05%
   Core Equity Fund -
     Class A                                  0.60%         0.25%          0.57%           1.42%       0.47%       0.95%
   Balanced Fund -
     Class A                                  0.55%         0.25%          0.14%           0.94%       0.12%       0.82%
  INTERNATIONAL & GLOBAL
   Worldwide Fund -
     Class A                                  0.60%         0.25%          0.19%           1.04%       0.14%       0.90%
   International Growth Fund -
     Class A                                  0.64%         0.25%          0.22%           1.11%       0.13%       0.98%
   Foreign Stock Fund(8) -
     Class A                                  0.64%         0.25%          5.95%           6.84%       5.34%       1.50%


 36 Janus Adviser Series

               [TO BE UPDATED BY AMENDMENT]



                                 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                      Total Annual             Net Annual
                                                        Distribution                      Fund                    Fund
                                           Management     (12b-1)         Other        Operating     Expense    Operating
                                              Fee         Fees(5)      Expenses(6)    Expenses(7)    Waivers   Expenses(7)
  VALUE
   Mid Cap Value Fund -
     Class A                                  0.64%         0.25%          5.46%           6.35%       5.36%       0.99%
   Small Company Value Fund(9) -
     Class A                                  0.74%         0.25%          1.79%           2.78%       1.29%       1.49%
  RISK-MANAGED
   Risk-Managed Growth Fund(10) -
     Class A                                  0.50%         0.25%          1.46%           2.21%       1.36%       0.85%
   Risk-Managed Core Fund(11) -
     Class A                                  0.50%         0.25%          2.54%           3.29%       2.44%       0.85%
  FIXED-INCOME
   Flexible Income Fund -
     Class A                                  0.50%         0.25%          0.29%           1.04%       0.23%       0.81%
   Money Market Fund -
     Class A                                  0.25%         0.25%          0.71%           1.21%       0.60%       0.61%


  (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

  (2) Class A Shares of Money Market Fund are not available for initial purchase, only for exchanges.


  (3) Sales charges may be waived for certain investors.


  (4) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.

  (5) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

  (6) Other expenses may include networking or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (7) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses to the levels indicated under Management of the Funds until at least December 1, 2005.


  (8) Formerly named International Value Fund.

  (9) Formerly named Small Cap Value Fund.

 (10) Formerly named Risk-Managed Large Cap Growth Fund.

 (11) Formerly named Risk-Managed Large Cap Core Fund.

                                                         Risk/return summary  37

               [TO BE UPDATED BY AMENDMENT]



 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Fund's operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:


                                                    1 Year(1)(2)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
                                                    -------------------------------------------------------------
  GROWTH & CORE
   Growth Fund - Class A                               $  676         $  890          $1,121           $1,784
   Capital Appreciation Fund - Class A                 $  675         $  887          $1,116           $1,773
   Mid Cap Growth Fund - Class A                       $  678         $  896          $1,131           $1,806
   Growth and Income Fund - Class A                    $  676         $  890          $1,121           $1,784
   Core Equity Fund - Class A                          $  711         $  998          $1,307           $2,179
   Balanced Fund - Class A                             $  665         $  857          $1,065           $1,663
  INTERNATIONAL & GLOBAL
   Worldwide Fund - Class A                            $  675         $  887          $1,116           $1,773
   International Growth Fund - Class A                 $  682         $  908          $1,151           $1,849
   Foreign Stock Fund(4) - Class A                     $1,214         $2,456          $3,653           $6,459
  VALUE
   Mid Cap Value Fund - Class A                        $1,169         $2,334          $3,468           $6,171
   Small Company Value Fund(5) - Class A               $  840         $1,388          $1,960           $3,505
  RISK-MANAGED
   Risk-Managed Growth Fund(6) - Class A               $  786         $1,226          $1,692           $2,973
   Risk-Managed Core Fund(7) - Class A                 $  888         $1,529          $2,193           $3,954
  FIXED-INCOME
   Flexible Income Fund - Class A                      $  576         $  790          $1,022           $1,686
   Money Market Fund - Class A                         $  123         $  384          $  665           $1,466



  (1) Assumes the payment of the maximum initial sales charge at the time of purchase for all Funds except Money Market Fund, which is only available through an exchange from another Fund and not available for initial purchase. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.


  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.


  (3) Contingent deferred sales charge not applicable.


  (4) Formerly named International Value Fund.

  (5) Formerly named Small Cap Value Fund.

  (6) Formerly named Risk-Managed Large Cap Growth Fund.

  (7) Formerly named Risk-Managed Large Cap Core Fund.



 38 Janus Adviser Series

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

EQUITY FUNDS

               This section takes a closer look at the investment objectives of each of the Equity Funds, their principal investment strategies and certain risks of investing in the Equity Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


GROWTH & CORE


               GROWTH FUND
               Growth Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

               CAPITAL APPRECIATION FUND
               Capital Appreciation Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               MID CAP GROWTH FUND
               Mid Cap Growth Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of

            Investment objectives, principal investment strategies and risks  39 the Russell Midcap Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of July
               31, 2004, they ranged from approximately $     million to $
               billion. [TO BE UPDATED BY AMENDMENT]


               GROWTH AND INCOME FUND

               Growth and Income Fund seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.


               CORE EQUITY FUND
               Core Equity Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

               BALANCED FUND
               Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities.

 40 Janus Adviser Series

INTERNATIONAL & GLOBAL


               WORLDWIDE FUND
               Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may, under unusual circumstances, invest in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               INTERNATIONAL GROWTH FUND
               International Growth Fund seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               FOREIGN STOCK FUND
               Foreign Stock Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               The portfolio manager emphasizes investments in companies with an attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash

            Investment objectives, principal investment strategies and risks  41 from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

VALUE

               MID CAP VALUE FUND - SUBADVISED BY PERKINS

               Mid Cap Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of July 31, 2004, they ranged from
               approximately $     million to $     billion. [TO BE UPDATED BY
               AMENDMENT]


               SMALL COMPANY VALUE FUND - SUBADVISED BY BAY ISLE

               Small Company Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. The Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of July
               31, 2004, they ranged from approximately $     million to $
               billion. [TO BE UPDATED BY AMENDMENT]


 42 Janus Adviser Series

RISK-MANAGED


               RISK-MANAGED GROWTH FUND - SUBADVISED BY INTECH
               Risk-Managed Growth Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of large-sized companies. The Fund invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

               RISK-MANAGED CORE FUND - SUBADVISED BY INTECH
               Risk-Managed Core Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of large-sized companies. The Fund invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500(R) Index, among other risk control techniques.

               The following questions and answers are designed to help you better understand the Equity Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE FUNDS MANAGED BY JANUS?

               Consistent with its investment objective and policies, each of the Funds may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if

            Investment objectives, principal investment strategies and risks  43 the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.

               Growth and Income Fund and Balanced Fund may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Equity Funds. Income realized on the Funds' investments will be incidental to their objectives. In the case of Growth and Income Fund and Balanced Fund, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.

               Foreign Stock Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital.


2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE FUND?


               Mid Cap Value Fund's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Fund look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.


3. HOW ARE COMMON STOCKS SELECTED BY BAY ISLE FOR SMALL COMPANY VALUE FUND?


               Small Company Value Fund's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio managers generally look for companies with reasonably solid fundamentals, that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value.

 44 Janus Adviser Series

               To a certain degree, Small Company Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if the company has deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.

4. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED FUNDS?

               INTECH applies a mathematical portfolio management process to construct an investment portfolio for each Risk-Managed Fund. INTECH developed the formulas underlying this mathematical process.

               The mathematical process is designed to take advantage of market volatility (variation in stock prices), rather than using research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Fund's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical process involves:

               - selecting stocks primarily from stocks within a Fund's
                 benchmark;

               - periodically determining an optimal weighting of these stocks and rebalancing to the optimal weighting; and

               - monitoring the total risk and volatility of a Fund's holding with respect to the benchmark index.


               INTECH seeks to outperform the benchmark index through its mathematical process. INTECH seeks to identify stocks for its portfolio in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark


            Investment objectives, principal investment strategies and risks  45 index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical process used by INTECH may not achieve the desired results.


               The Funds may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

5. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure.

6. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Mid Cap Growth Fund, Mid Cap Value Fund and Small Company Value Fund. The other Equity Funds offered by this Prospectus do not emphasize companies of any particular size.

7. HOW DO THE PORTFOLIO MANAGERS OF MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND DETERMINE THAT A COMPANY MAY BE UNDERVALUED?


               A company may be undervalued when, in the opinion of a Fund's portfolio managers, the company is selling for a price that is


 46 Janus Adviser Series
               below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.

8. WHAT IS A "SPECIAL SITUATION"?

               Certain Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

9. HOW DO GROWTH AND INCOME FUND AND BALANCED FUND DIFFER FROM EACH OTHER?


               Growth and Income Fund will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Fund places a greater emphasis on the income component of its portfolio and will normally invest 40-60% of its net assets in securities selected primarily for their income


            Investment objectives, principal investment strategies and risks  47 potential. As a result, Balanced Fund is expected to be less volatile than Growth and Income Fund. Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its net asset value can be expected to fluctuate more than Balanced Fund.


10. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               Growth and Income Fund and Balanced Fund shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component. Growth and Income Fund's growth component will normally be up to 75% of its net assets. Balanced Fund's growth component will normally be 40-60% of its net assets.


11. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               The growth component of these Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.


12. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               Growth and Income Fund's income component will consist largely of equity and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Fund if they currently pay dividends or a portfolio manager believes they have the potential for either increasing their


 48 Janus Adviser Series
               dividends or commencing dividends, if none are currently paid. The income component of Balanced Fund's holdings will consist primarily of bonds.


13. HOW DO INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME FUND AND BALANCED FUND INVESTMENT?

               The income component of Growth and Income Fund's and Balanced Fund's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

FLEXIBLE INCOME FUND

               This section takes a closer look at the investment objective of Flexible Income Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio

            Investment objectives, principal investment strategies and risks  49 manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments.


               Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes; government securities, including agency securities; and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its total assets in income-producing securities. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


               The following questions and answers are designed to help you better understand Flexible Income Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

               The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio

 50 Janus Adviser Series
               manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?


               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.



6. WHAT ARE U.S. GOVERNMENT SECURITIES?



               The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the


            Investment objectives, principal investment strategies and risks  51

               U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.


GENERAL PORTFOLIO POLICIES OF THE FUNDS OTHER THAN MONEY MARKET FUND


               Unless otherwise stated, each of the following policies applies to all of the Funds. In investing their portfolio assets, the Funds will follow the general policies listed below. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


               CASH POSITION

               The Risk-Managed Funds subadvised by INTECH normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Risk-Managed Funds may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


 52 Janus Adviser Series

               Except as described above for the Risk-Managed Funds, the Funds do not always stay fully invested in stocks and bonds. For example, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Funds' cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.



               In addition, a portfolio manager may temporarily increase a Fund's cash position under certain unusual circumstances, such as to protect its assets, maintain liquidity or meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under these unusual circumstances, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


               OTHER TYPES OF INVESTMENTS

               To achieve their objectives, the Equity Funds invest primarily in domestic and foreign equity securities. Growth and Income Fund and Balanced Fund also invest in equity securities with varying degrees of emphasis on income. To a limited extent, the Funds may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk;


            Investment objectives, principal investment strategies and risks  53 however, they may not achieve the Funds' objectives. These securities and strategies may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 20% of Mid Cap Growth
                 Fund's, Core Equity Fund's, Foreign Stock Fund's, Mid Cap Value Fund's and Small Company Value Fund's assets and less than 35% of each other Fund's assets)


               - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return



               - short sales "against the box" and "naked" short sales (no more than 8% of a Fund's assets may be invested in naked short sales)


               - securities purchased on a when-issued, delayed delivery or forward commitment basis


               To achieve its objective, Flexible Income Fund invests primarily in fixed-income securities which may include corporate bonds and notes; government securities, including agency securities; preferred stock; high-yield/high-risk bonds; and municipal obligations. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's


 54 Janus Adviser Series
               assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:


               - domestic and foreign equity securities


               - common stocks

               - pass-through securities including mortgage- and asset-backed securities (without limit)

               - zero coupon, pay-in-kind and step coupon securities (without limit)


               - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return


               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES

               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly-traded in the


            Investment objectives, principal investment strategies and risks  55

               United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               Certain Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Funds generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments and the investment style of the

 56 Janus Adviser Series
               portfolio manager. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Flexible Income Fund has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. The rebalancing techniques used by the Risk-Managed Funds may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. With respect to the Risk-Managed Funds, INTECH periodically rebalances the stocks in the portfolio to their optimal weighting versus the Funds' benchmark index, as determined by INTECH's mathematical process.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Financial Highlights section of this Prospectus shows the Funds' historical turnover rates.



RISKS FOR EQUITY FUNDS

               Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease. A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

            Investment objectives, principal investment strategies and risks  57

               The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Funds.

1. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly-traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.


2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF CAPITAL APPRECIATION FUND AND FOREIGN STOCK FUND AFFECT THE FUNDS' RISK PROFILE?


               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate


 58 Janus Adviser Series
               more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of a Fund.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


               If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Mid Cap Value Fund or Small Company Value Fund may suffer. In general, portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.


RISKS FOR FLEXIBLE INCOME FUND

               Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

               The following questions and answers are designed to help you better understand some of the risks of investing in Flexible Income Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


            Investment objectives, principal investment strategies and risks  59

2. HOW IS CREDIT QUALITY MEASURED?


               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


RISKS COMMON TO ALL NON-MONEY MARKET FUNDS

               The following questions and answers discuss risks that apply to all Funds other than Money Market Fund.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:



               - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk.


               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies

 60 Janus Adviser Series
                 restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.


               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


               The Funds, particularly the International & Global Funds, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more


            Investment objectives, principal investment strategies and risks  61 difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

4. HOW DO THE FUNDS TRY TO REDUCE RISK?


               The Funds may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio managers believe the use of these instruments will benefit the Funds. However, a Fund's performance could be worse than if the Fund had not used such instruments if a portfolio manager's judgment proves incorrect.


               The Risk-Managed Funds' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

 62 Janus Adviser Series

               The Risk-Managed Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


5. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

            Investment objectives, principal investment strategies and risks  63

MONEY MARKET FUND

               This section takes a closer look at the investment objective of Money Market Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Money Market Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

               Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               Money Market Fund will:

               - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus
                 Capital

               - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

               - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

               Money Market Fund invests primarily in:

               - high quality debt obligations

               - obligations of financial institutions

 64 Janus Adviser Series

               The Fund may also invest (to a lesser degree) in:


               - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities)


               - municipal securities


               - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment


               DEBT OBLIGATIONS


               The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:


               - commercial paper

               - notes and bonds

               - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

               - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

               OBLIGATIONS OF FINANCIAL INSTITUTIONS

               Examples of obligations of financial institutions include:

               - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

               - Eurodollar and Yankee bank obligations (Eurodollar bank
                 obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank

            Investment objectives, principal investment strategies and risks  65 obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

               - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

               Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

               The following is a description of other investment techniques that Money Market Fund may use:

               PARTICIPATION INTERESTS

               A participation interest gives Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.


               DEMAND FEATURES
               Demand features give Money Market Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality and provide a source of liquidity.

               Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Fund's investments may be dependent in part on the credit quality of the

 66 Janus Adviser Series
               banks supporting Money Market Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

               VARIABLE AND FLOATING RATE SECURITIES
               Money Market Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

               MORTGAGE- AND ASSET-BACKED SECURITIES

               Money Market Fund may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.


               Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

               REPURCHASE AGREEMENTS
               Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

            Investment objectives, principal investment strategies and risks  67

               If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 68 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


               Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments for all the Funds except Janus Adviser Mid Cap Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. Perkins is responsible for the day-to-day management of the investment portfolio of Janus Adviser Mid Cap Value Fund. Bay Isle is responsible for the day-to-day management of the investment portfolio of Janus Adviser Small Company Value Fund. INTECH is responsible for the day-to-day management of the investment portfolios of Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. Janus Capital provides certain administrative and other services and is responsible for the other business affairs of all the Funds.



               Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


               Janus Capital furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


               Berger Financial Group LLC, 210 University Blvd., Denver, Colorado 80206, was the investment adviser to Janus Adviser Small Company Value Fund's predecessor until the reorganization of Berger Small Cap Value Fund II into the Fund.


                                                     Management of the Funds  69

               From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 15 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Funds. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to


 70 Janus Adviser Series
               which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Funds.


MANAGEMENT EXPENSES

               Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. Each Fund's advisory agreement spells out the management fee and other expenses that the Funds must pay. Janus Capital pays INTECH and Bay Isle a subadvisory fee from its management fee for managing the Risk-Managed Funds and Small Company Value Fund, respectively. Mid Cap Value Fund pays Perkins a subadvisory fee directly.


               Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fee (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Funds is subject to the following management fee schedule (expressed as an annual rate).


                                                     Management of the Funds  71

                               Average Daily      Annual Management
                                Net Assets            Fee Rate           Expense Limit
Fund                              of Fund         Percentage (%)(1)    Percentage (%)(2)
----------------------------------------------------------------------------------------
GROWTH & CORE
   Growth Fund                All Asset Levels          0.64                 0.66
   Capital Appreciation
     Fund                     All Asset Levels          0.64                 0.67
   Mid Cap Growth Fund        All Asset Levels          0.64                 0.65
   Growth and Income Fund     All Asset Levels          0.62                 0.99
   Core Equity Fund           All Asset Levels          0.60                 0.70
   Balanced Fund              All Asset Levels          0.55                 0.57
INTERNATIONAL & GLOBAL
   Worldwide Fund             All Asset Levels          0.60                 0.65
   International Growth
     Fund                     All Asset Levels          0.64                 0.73
   Foreign Stock Fund(3)      All Asset Levels          0.64                 1.24
VALUE
   Mid Cap Value Fund         All Asset Levels          0.64                 0.74
   Small Company Value
     Fund(4)                  All Asset Levels          0.74                 1.24
RISK-MANAGED
   Risk-Managed Growth
     Fund(5)                  All Asset Levels          0.50                 0.60
   Risk-Managed Core
     Fund(6)                  All Asset Levels          0.50                 0.60
FIXED-INCOME
   Flexible Income Fund      First $300 Million         0.50                 0.55
                             Over $300 Million          0.40
   Money Market Fund          All Asset Levels          0.25                 0.36
----------------------------------------------------------------------------------------



(1) Effective July 1, 2004, Janus Capital agreed to reduce each Fund's management fee, with the exception of Money Market Fund, as set forth in each Fund's Investment Advisory Agreement, to the amount reflected.


(2) Janus Capital has agreed to limit each Fund's total operating expenses (excluding distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least December 1, 2005.


(3) Formerly named International Value Fund.


(4) Formerly named Small Cap Value Fund.


(5) Formerly named Risk-Managed Large Cap Growth Fund.




(6) Formerly named Risk-Managed Large Cap Core Fund.




 72 Janus Adviser Series

               For the fiscal year ended July 31, 2004, each Fund except Mid Cap Value Fund paid Janus Capital the following management fees (net of fee waivers) based on each Fund's average net assets. Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Fund paid Janus Capital and Perkins management fees.



[TO BE UPDATED BY AMENDMENT]



                                                                  Management Fee
                                                                  (for the Fiscal
                                                                    Year Ended
Fund                                                              July 31, 2004)
---------------------------------------------------------------------------------
   GROWTH & CORE
    Growth Fund
    Capital Appreciation Fund
    Mid Cap Growth Fund
    Growth and Income Fund
    Core Equity Fund
    Balanced Fund
   INTERNATIONAL & GLOBAL
    Worldwide Fund
    International Growth Fund
    Foreign Stock Fund(1)
   VALUE
    Mid Cap Value Fund
    Small Company Value Fund(2)
   RISK-MANAGED
    Risk-Managed Growth Fund(3)
    Risk-Managed Core Fund(4)
   FIXED-INCOME
    Flexible Income Fund
    Money Market Fund
---------------------------------------------------------------------------------



(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.


(3) Formerly named Risk-Managed Large Cap Growth Fund.


(4) Formerly named Risk-Managed Large Cap Core Fund.




                                                     Management of the Funds  73

SUBADVISERS


               PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Fund. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and provides day-to-day management of the Fund's portfolio operations as subadviser of Mid Cap Value Fund, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.


               BAY ISLE FINANCIAL LLC serves as subadviser to Small Company Value Fund and served as subadviser to the Fund's predecessor since its inception in March 2002. Bay Isle, 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987. Bay Isle provides day-to-day portfolio management to the Fund, as well as to other mutual funds and separate accounts. Janus Capital indirectly owns all of the outstanding voting shares of Bay Isle.


               ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to Risk-Managed Growth Fund and Risk-Managed Core Fund. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund and other institutional accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Funds. Janus Capital indirectly owns approximately 77.5% of the outstanding voting shares of INTECH.


 74 Janus Adviser Series

INVESTMENT PERSONNEL

JANUS PORTFOLIO MANAGERS



JONATHAN D. COLEMAN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Mid Cap Growth Fund, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 through 2002. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.



BRENT A. LYNN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser International Growth Fund, which he has co-managed or managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

                                                     Management of the Funds  75

KAREN L. REIDY
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, each of which she has managed since their inception. Ms. Reidy is also Portfolio Manager of other Janus accounts. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.


BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth Fund, which he has managed since its inception. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990.
                   He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Capital Appreciation Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio
                   Manager of other Janus accounts. Mr. Schoelzel joined
                   Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.

 76 Janus Adviser Series

MINYOUNG SOHN
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth and Income Fund. He is also Portfolio Manager of other Janus accounts. Mr. Sohn joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree in Government and Economics (graduated cum laude) from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.


RONALD V. SPEAKER
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Flexible Income Fund, which he has managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial Analyst designation.


J. ERIC THORDERSON
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Money Market Fund, which he has managed since
                   January 2001. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a research analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

                                                     Management of the Funds  77

JASON P. YEE
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Worldwide Fund and Janus Adviser Foreign Stock Fund, which he has managed since July 2004 and since inception, respectively. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus in April 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.


JANUS ASSISTANT PORTFOLIO MANAGERS

DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------
                   is Assistant Portfolio Manager of Janus Adviser Worldwide Fund. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP from 1997 to 2001. Mr. Kirkpatrick holds Bachelor's degrees in
                   Mechanical Engineering and Political Science from Rice University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.



 78 Janus Adviser Series

GREGORY R. KOLB

--------------------------------------------------------------------------------

                   is Assistant Portfolio Manager of Janus Adviser Worldwide Fund. He joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus, Mr. Kolb was an associate director in UBS Warburg's Financial Institutions Investment Banking Group and an analyst on Lehman Brothers' Global Mergers & Acquisitions Team. Mr. Kolb holds a Bachelor's degree in Business Administration from Miami University (of Ohio) where he graduated magna cum laude with honors.


GARTH YETTICK
--------------------------------------------------------------------------------

                   is Assistant Portfolio Manager of Janus Adviser International Growth Fund. Prior to joining Janus in 1997, Mr. Yettick was a management consultant with First Manhattan Consulting Group from 1994 to 1997. He holds a Bachelor's degree (magna cum laude) in Computer Science and Mathematics from Harvard College, where he was elected to Phi Beta Kappa. He has earned the right to use the Chartered Financial Analyst designation.


                                                     Management of the Funds  79

PERKINS PORTFOLIO MANAGERS

JEFF KAUTZ
--------------------------------------------------------------------------------

                   is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.


ROBERT H. PERKINS
--------------------------------------------------------------------------------

                   is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. Previously, he was a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund. Mr. Perkins holds a Bachelor of Science degree in Business from Miami University.


 80 Janus Adviser Series

THOMAS M. PERKINS
--------------------------------------------------------------------------------

                   has been the lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Fund's security selection. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.


BAY ISLE PORTFOLIO MANAGERS

JAKOB V. HOLM
--------------------------------------------------------------------------------

                   is Co-Manager of Small Company Value Fund. Mr. Holm was a Co-Manager of the Fund's predecessor, Berger Small Cap Value Fund II, since its inception in March 2002. Mr. Holm joined Bay Isle in 2000 as a research analyst, analyzing equity and fixed-income securities. Prior to joining Bay Isle, Mr. Holm worked at Sand Hill Advisors as a research analyst from 1997 until 2000. He received a Master of International Management focusing on finance from Thunderbird, American Graduate School of International Management and a Bachelor's degree in Economics from Augustana College. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.


                                                     Management of the Funds  81

WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------

                   is Co-Manager of Small Company Value Fund and President and Chief Investment Officer of Bay Isle. Mr. Schaff was a Co-Manager of the Fund's predecessor, Berger Small Cap Value Fund II, since its inception in March 2002, and a portfolio manager on various accounts since 1986. Mr. Schaff co-founded Bay Isle Financial Corporation, the predecessor of Bay Isle in 1986, and served as its Chief Executive Officer and Chief Investment Officer from 1986-2001. He has a Master's degree in Engineering from the University of California, Davis. Mr. Schaff has earned the right to use the Chartered Financial Analyst designation.


INTECH PORTFOLIO MANAGERS

                   No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Funds. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

 82 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY PERKINS


               [TO BE UPDATED BY AMENDMENT]



               The following chart shows the historical performance of the Perkins Mid Cap Value Equity Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Mid Cap Value Fund. The Russell Midcap Value Index is the benchmark for the Fund and the Composite. In addition, the S&P MidCap 400 Index is a secondary benchmark for the Composite.



               As of June 30, 2004, the Perkins Mid Cap Value Equity Composite
               consisted of           advisory accounts, including      mutual
               fund portfolios. As of this date, the total assets of the Perkins
               Mid Cap Value Equity Composite were approximately $     billion.
               The Janus mutual funds for which Perkins acts as subadviser are included in the Perkins Mid Cap Value Equity Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of Perkins and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in the Composite have been deducted. Janus Adviser Mid Cap Value Fund's fees and expenses are generally expected to be higher than those reflected in the Composite, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composite were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which if imposed, could have adversely affected the Composite's performance. Except for the mutual fund accounts, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Mid Cap Value

                                                     Management of the Funds  83

               Fund. If these fees and expenses were included, returns would be lower.


                          Average annual total return for periods ended 06/30/04



                                                    1 Year     5 Years   Since Inception(1)
  Perkins Mid Cap Value Equity Composite                 %          %               %
  Russell Midcap Value Index(2)                          %          %               %
  S&P MidCap 400 Index(3)                                %          %               %


(1) The inception date of the Composite was October 1, 1998. Total returns and expenses are not annualized for the first year of operations.

(2) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

(3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

 84 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY INTECH


               [TO BE UPDATED BY AMENDMENT]


               The following chart shows the historical performance of the INTECH Broad Large Cap Growth Composite and the INTECH Large Cap Growth Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Risk-Managed Growth Fund. Both Composites and the Fund are managed using INTECH's Large Cap Growth Strategy. Both Composites and the Fund seek to outperform the benchmark index while managing downside risk. The benchmark index of the INTECH Broad Large Cap Growth Composite and the Fund is the Russell 1000 Growth Index, while the benchmark of the INTECH Large Cap Growth Composite is the S&P 500(R)/Barra Growth Index. The Broad Large Cap Growth version of the strategy and the Fund seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Growth Composite. The returns for the INTECH Large Cap Growth Composite are shown to illustrate INTECH's investment style and demonstrate INTECH's ability to achieve its primary objective of outperforming the applicable benchmark index with respect to the accounts included in the Composites. While there has been a high correlation between the two indices, the Fund's performance is expected to more closely track the performance of the Russell 1000 Growth Index.


               As of June 30, 2004, the INTECH Broad Large Cap Growth Composite
               consisted of      advisory accounts, including      mutual fund
               portfolios. As of this date, the total assets of the INTECH Broad
               Large Cap Growth Composite were approximately $          . The
               Janus mutual funds for which INTECH acts as subadviser are included in the INTECH Broad Large Cap Growth Composite. As of June 30, 2004, the INTECH Large Cap Growth Composite consisted of advisory accounts. As of this date, the total assets of the
               INTECH Large Cap Growth Composite were


                                                     Management of the Funds  85
               approximately $          . All accounts that have investment
               objectives, policies and strategies that are substantially similar to the Fund's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composites and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Janus Adviser Risk-Managed Growth Fund's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Risk-Managed Growth Fund. If these fees and expenses were included, returns would be lower.


                         Average annual total returns for periods ended 06/30/04



                                                                                   Since      Inception
                                                  1 Year    5 Years   10 Years   Inception     Date(1)
  INTECH Broad Large Cap Growth Composite               %      N/A        N/A           %     10/31/2000
  Russell 1000 Growth Index(2)                          %      N/A        N/A           %     10/31/2000
  INTECH Large Cap Growth Composite                     %         %          %          %     06/30/1993
  S&P 500(R)/Barra Growth Index(3)                      %         %          %          %     06/30/1993


(1) Total returns and expenses are not annualized for the first year of operations.
(2) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.
(3) The S&P 500(R)/Barra Growth Index is designed to differentiate between fast growing companies and slower growing or undervalued companies and includes those stocks in the S&P 500(R) Index that have higher price/book ratios. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 86 Janus Adviser Series

               [TO BE UPDATED BY AMENDMENT]



               The following chart shows the historical performance of the INTECH Large Cap Core Aggressive Composite and the INTECH Large Cap Core Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Risk-Managed Core Fund. Both Composites and the Fund are managed using INTECH's Large Cap Core Strategy and use the S&P 500(R) as their benchmark index. Both Composites and the Fund seek to outperform the benchmark index while managing downside risk. The Large Cap Core Aggressive version of the strategy and the Fund seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Core Composite. Accordingly, their performance is expected to be more volatile relative to the benchmark index.



               As of June 30, 2004, the INTECH Large Cap Core Aggressive
               Composite consisted of      advisory accounts, including
               mutual fund portfolios. As of this date, the total assets of the INTECH Large Cap Core Aggressive Composite were approximately
               $     . The Janus mutual funds for which INTECH acts as
               subadviser are included in the INTECH Large Cap Core Aggressive Composite. As of June 30, 2004, the INTECH Large Cap Core
               Composite consisted of      advisory accounts. As of this date,
               the total assets of the INTECH Large Cap Core Composite were
               approximately $     . All accounts that have investment
               objectives, policies and strategies that are substantially similar to the Fund's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composites and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Janus Adviser Risk-Managed Core Fund's fees and expenses are

                                                     Management of the Funds  87
               generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Risk-Managed Core Fund. If these fees and expenses were included, returns would be lower.


                         Average annual total returns for periods ended 06/30/04



                                                                                Since        Inception
                                            1 Year     5 Years    10 Years    Inception       Date(1)
  INTECH Large Cap Core Aggressive
   Composite                                      %       N/A        N/A             %       07/31/2001
  S&P 500(R) Index(2)                             %       N/A        N/A             %       07/31/2001
  INTECH Large Cap Core Composite                 %          %          %            %       06/30/1987
  S&P 500(R) Index(2)                             %          %          %            %       06/30/1987


(1) Total returns and expenses are not annualized for the first year of operations.
(2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

 88 Janus Adviser Series

OTHER INFORMATION


--------------------------------------------------------------------------------


               CLASSES OF SHARES


               The Funds, with the exception of Janus Adviser Money Market Fund, currently offer four classes of shares. Janus Adviser Money Market Fund currently offers three classes of shares. Class A Shares are offered by this Prospectus. The Shares of all classes are available only in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class C Shares, Class I Shares or Class R Shares, please call 1-800-525-0020.



               CLOSED FUND POLICIES



               The Funds may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Funds as an investment option would be able to direct contributions to that Fund through their plan, regardless of whether they invested in such Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able


                                                           Other information  89
               to continue to invest in the Fund on behalf of new customers. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


               PENDING LEGAL MATTERS


               [TO BE UPDATED BY AMENDMENT]



               In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.



               The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial


 90 Janus Adviser Series
               intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.



               Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.



               On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis


                                                           Other information  91
               and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.



               Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.



               The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment


 92 Janus Adviser Series

               Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.



               The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.



               In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.



               Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.



               NETWORKING OR OMNIBUS POSITIONING FEE



               Certain intermediaries may charge networking or omnibus account fees with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation (NSCC) or similar systems. These fees are paid by the Funds by Class to Janus Services which it uses to reimburse intermediaries.


               DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act, (the "Class A Plan"), Class A Shares of the Funds may pay Janus Distributors,


                                                           Other information  93
               the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class A Shares of a Fund.



               Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plans, service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution services and shareholder account services performed by such entities for investors in Class A Shares.



               Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.


               DISTRIBUTION OF THE FUNDS

               The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 94 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain qualifying dividend income may be paid to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Fund.

FUNDS OTHER THAN MONEY MARKET FUND

               DISTRIBUTION SCHEDULE


               Dividends for Growth and Income Fund and Balanced Fund are normally declared and distributed in March, June, September and December. Dividends for the other Equity Funds are normally declared and distributed in December. Dividends for Flexible Income Fund are normally declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December for all of the Funds.


               HOW DISTRIBUTIONS AFFECT NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an

                                                     Distributions and taxes  95
               example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If a Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

MONEY MARKET FUND

               For Money Market Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for

 96 Janus Adviser Series
               those days are declared at the end of the preceding month and distributed on the first business day of the month.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions may be taxable at different rates depending on the length of time a Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you and to the IRS.

                                                     Distributions and taxes  97

               Income dividends or capital gains distributions made by a Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUNDS

               Dividends, interest and some gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

               The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

 98 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


               Investors generally may not purchase or redeem Shares of the Funds directly. Shares may be purchased or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.



               With certain limited exceptions, the Funds are available only to U.S. citizens or residents.


PRICING OF FUND SHARES


               The price you pay for Class A Shares is the public offering price, which is the NAV next determined after your order is received in good order by the Fund or its agent, plus any applicable initial sales charge. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.



               In order to receive a day's price, your order must be received by a Fund or its agent by the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. Securities of the Funds other than Money Market Fund are valued at market value or, if a market quotation is not readily available or is deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Trustees. If a security is valued using fair value pricing, a Fund's value for that security is likely to be different than the last quoted market price. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


                                                         Shareholder's guide  99

               Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's Shares to the extent a Fund is invested in such markets.

               Money Market Fund's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


               All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.


PURCHASES


               Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition of shareholders for the Funds or that provide services in connection with investments in the


 100 Janus Adviser Series

               Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.


               Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, see "Excessive Trading."




               MINIMUM INVESTMENT REQUIREMENTS

               The minimum initial investment in Class A Shares of any Fund is $2,500, except for certain tax-deferred accounts or UGMA/UTMA accounts which require a minimum initial investment of $500. Class A Shares of Money Market Fund are not available as an option for initial investments.


               SYSTEMATIC PURCHASE PLAN
               You may arrange for periodic investments by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

                                                        Shareholder's guide  101

               INITIAL SALES CHARGE


               CLASS A SHARES



               An initial sales charge will apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary.



                                                                    Class A Sales Charge
                                                                     as a Percentage of
                                                                ----------------------------
                                                                Net Amount       Offering
              Amount of Purchase at Offering Price               Invested         Price*
  EQUITY FUNDS
  Under $50,000                                                   6.10%            5.75%
  $50,000 but under $100,000                                      4.71%            4.50%
  $100,000 but under $250,000                                     3.63%            3.50%
  $250,000 but under $500,000                                     2.56%            2.50%
  $500,000 but under $1,000,000                                   2.04%            2.00%
  $1,000,000 and above                                             None            None**
  FLEXIBLE INCOME FUND
  Under $50,000                                                   4.99%            4.75%
  $50,000 but under $100,000                                      4.71%            4.50%
  $100,000 but under $250,000                                     3.63%            3.50%
  $250,000 but under $500,000                                     2.56%            2.50%
  $500,000 but under $1,000,000                                   2.04%            2.00%
  $1,000,000 and above                                             None            None**



 * Offering price includes the initial sales charge.


** A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.



               Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:



               - 1.00% on amounts from $1,000,000 to $4,000,000;



               - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;



               - plus 0.25% on amounts over $10,000,000



The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.


 102 Janus Adviser Series

               QUALIFYING FOR A REDUCED CLASS A SHARES SALES CHARGE


               There are several ways you can combine multiple purchases of Class A Shares of the Funds with other classes offered with a sales charge (currently Class A Shares and Class C Shares) of other Janus funds to take advantage of the breakpoints in the sales charge schedule as set forth above. Contact your financial intermediary for more information. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge, as well as for purchases by employees, officers or directors of Janus Capital, its affiliates, and subadvisers to the Funds, Trustees of the Funds, any employee or registered representative of any authorized dealer, or the spouse and children under age 21 of any of these individuals who invest through certain intermediaries.



               In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their transfer agents or your financial intermediary may not retain this information.



               RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase and the total prior day's net asset value of all Class A Shares of the Fund and of other Janus funds that are offered with a sales charge (as currently listed under "Exchanges") then held by you, or held in accounts identified below under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to


                                                        Shareholder's guide  103
               obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.



               LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase shares of other classes offered with a sales charge (currently Class A Shares and Class C Shares) of $50,000 or more aggregating investments over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent, or at your option, up to three months before such date. You must refer to such Letter when placing orders. For purposes of a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes: (i) the cost of all Class A Shares acquired during the term of the Letter; plus (ii) the value of all Class A Shares previously purchased within the three months prior to the signing of the Letter of Intent, if applicable; and minus (iii) the value of any redemptions made during the term of the Letter of Intent and the three months prior to the signing of the Letter of Intent, if applicable. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.



               AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if


 104 Janus Adviser Series
               made for your own account(s) and/or certain other accounts such as:



               - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);



               - solely controlled business accounts;



               - single participant retirement plans.



               To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your initial or subsequent purchase.



               You may access information regarding sales loads, breakpoint discounts and purchases of the Funds' shares, free of charge on our website at janus.com, and by following the hyperlinks to the specific information. [ADD SPECIFIC LINK INFORMATION]


EXCHANGES


               Contact your financial intermediary or consult your plan documents to exchange into other Janus funds. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is generally a taxable transaction (except for qualified plan accounts).



               - You may generally exchange Shares of a Fund for Shares of the same class of any Fund in Janus Adviser Series, or of the same class of any Fund in Janus Adviser (another Trust advised by Janus Capital) offered through your financial intermediary or qualified plan.


               - You must meet the minimum investment amount for each Fund.

               - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. A Fund may suspend or terminate

                                                        Shareholder's guide  105
                 your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading."


               WAIVER OF ADDITIONAL SALES CHARGES

               Class A Shares received through an exchange of Class A Shares of another Fund of Janus Adviser Series or Janus Adviser, (another Trust advised by Janus Capital), will not be subject to any initial sales charge or any contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions."


               MONEY MARKET FUND

               You may purchase Class A Shares of Money Market Fund only through an exchange from Class A Shares of another Fund. A CDSC may apply if you purchase Class A Shares without an initial sales charge and then redeem Class A Shares of Money Market Fund within 12 months of purchase. For more information about the CDSC, please see "Redemptions."


REDEMPTIONS


               Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.



               Shares of any Fund may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


 106 Janus Adviser Series

               SYSTEMATIC WITHDRAWAL PLAN


               You may arrange for periodic redemptions from Class A Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. A CDSC may apply to periodic redemptions that exceed certain amounts. Certain terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.



               CLASS A SHARES CDSC


               A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed.


               CDSC WAIVERS
               The CDSC may be waived:


               - Upon the death or disability of the shareholder or plan
                 participant for Class A Shares;



               - For retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans for Class A Shares;



               - Upon the redemption of Class A Shares acquired through
                 reinvestment of Fund dividends or distributions;



               - If the distribution represents the increase in NAV above the total amount of payments for Class A Shares during the period during which the CDSC applied; or


               - If a Fund chooses to liquidate or involuntarily redeem shares in your account.

                                                        Shareholder's guide  107

               To keep the CDSC as low as possible, Class A Shares not subject to any CDSC will be redeemed first, followed by shares held longest.



               REINSTATEMENT PRIVILEGE


               After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption at the current net asset value (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.


EXCESSIVE TRADING


               The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to prevent and discourage excessive short-term trading. As described below, however, the Funds may not be able to completely eliminate the possibility of excessive short term trading. Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, may increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds reserve the right to reject any purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe that the trading activity in the account(s) would be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio manager believes that he or she would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions accepted by your financial intermediary in violation of the Funds' excessive trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary. The trading history of accounts under common ownership or control within any of the Janus funds may be considered in enforcing these policies.


 108 Janus Adviser Series

               Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. However, the Funds cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds.



               The Funds may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 - 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report the information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.



               Although trade monitoring and rejection of transactions by the Funds is intended to discourage excessive short-term trading, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, effectively conceal the identity of individual investors and their transactions from the Funds. This makes the Funds' identification of excessive short-term transactions in the Funds difficult and makes the elimination of excessive short-term trading in such accounts impractical without the assistance of the intermediary. While the Funds will encourage intermediaries to take necessary actions to prevent, identify and discourage excessive short-term trading, some intermediaries may be unable or


                                                        Shareholder's guide  109
               unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive short-term trading.


               The Funds' excessive trading policy generally does not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


PORTFOLIO HOLDINGS DISCLOSURE POLICY



               The Funds' full portfolio holdings, as well as industry, security, and regional breakdowns, are published monthly, with a 30-day lag, on janus.com. In addition, the Funds' top portfolio holdings in order or position size are published quarterly, with a 15-day lag, on janus.com. Most Funds disclose their top ten portfolio holdings. However, Janus Adviser Capital Appreciation Fund discloses only its top five portfolio holdings. The Funds also provide the percentage of their total portfolios that are represented by their top five or ten holdings. Janus Adviser Money Market Fund's full portfolio holdings are available to all shareholders of record upon request by calling a Janus Investor Service representative.


SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Funds that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends July 31.

 110 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


               No financial highlights are shown for Class A Shares since they did not commence operations until September 30, 2004.


                                                       Financial highlights  111

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 112 Janus Adviser Series
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates.

                                               Glossary of investment terms  113

               In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

 114 Janus Adviser Series

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.


               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.


               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                               Glossary of investment terms  115
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


               CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.


               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified

 116 Janus Adviser Series
               price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase and write put and call options on securities, securities indices and foreign

                                               Glossary of investment terms  117
               currencies. The Funds may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. For "naked" short sales, a Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which

 118 Janus Adviser Series
               it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


                                               Glossary of investment terms  119

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------


               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins or Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB-........................ Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.

                Non-Investment Grade
                BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

 120 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.


                BOND RATING               EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa...................... Highest quality, smallest degree of investment risk.
                Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond
                                          group.
                A........................ Upper to medium-grade obligations;
                                          many favorable investment attributes.
                Baa...................... Medium-grade obligations; neither highly protected nor poorly secured.
                                          Interest and principal appear adequate
                                          for the present but certain protective
                                          elements may be lacking or may be
                                          unreliable over any great length of
                                          time.

                Non-Investment Grade
                Ba....................... More uncertain, with speculative elements. Protection of interest and
                                          principal payments not well
                                          safeguarded during good and bad times.
                B........................ Lack characteristics of desirable investment; potentially low assurance
                                          of timely interest and principal
                                          payments or maintenance of other
                                          contract terms over time.
                Caa...................... Poor standing, may be in default;
                                          elements of danger with respect to
                                          principal or interest payments.
                Ca....................... Speculative in a high degree; could be in default or have other marked
                                          shortcomings.
                C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.


                                           Explanation of rating categories  121

               Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.


SECURITIES HOLDINGS BY RATING CATEGORY


               During the fiscal year ended July 31, 2004, the percentage of securities holdings for Flexible Income Fund by rating category based on a weighted monthly average was:



               [TO BE UPDATED BY AMENDMENT]



                FLEXIBLE INCOME FUND
                ---------------------------------------------------------------

                 BONDS-S&P RATING:
                 AAA                                                          %
                 AA                                                           %
                 A                                                            %
                 BBB                                                          %
                 BB                                                           %
                 B                                                            %
                 CCC                                                          %
                 CC                                                           %
                 C                                                            %
                 Not Rated                                                    %
                 Preferred Stock                                              %
                 Cash and Options                                             %
                 TOTAL                                                     100%
                ---------------------------------------------------------------



               No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal year ended July 31, 2004.


 122 Janus Adviser Series

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor, broker or financial institution. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Funds.


                   The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on the
                   operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.


                      [JANUS LOGO]

                               www.janus.com


                               151 Detroit Street


                               Denver, CO 80206-4805

                               1-800-525-0020


            The Trust's Investment Company Act File No. is 811-9885

                    September 30, 2004


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.




                             SUBJECT TO COMPLETION


                   PRELIMINARY PROSPECTUS DATED JULY 30, 2004



                         Growth & Core

                          Janus Adviser Growth Fund
                          Janus Adviser Capital Appreciation Fund
                          Janus Adviser Mid Cap Growth Fund
                          Janus Adviser Growth and Income Fund
                          Janus Adviser Core Equity Fund
                          Janus Adviser Balanced Fund





                         International & Global

                          Janus Adviser Worldwide Fund
                          Janus Adviser International Growth Fund
                          Janus Adviser Foreign Stock Fund
                            (Formerly named Janus Adviser International
                            Value Fund)




                         Value
                          Janus Adviser Mid Cap Value Fund
                          Janus Adviser Small Company Value Fund
                            (Formerly named Janus Adviser Small Cap
                            Value Fund)





                         Risk-Managed

                          Janus Adviser Risk-Managed Growth Fund
                            (Formerly named Janus Adviser Risk-Managed
                            Large Cap Growth Fund)
                          Janus Adviser Risk-Managed Core Fund
                            (Formerly named Janus Adviser Risk-Managed
                            Large Cap Core Fund)





                         Fixed-Income


                          Janus Adviser Flexible Income Fund


                              JANUS ADVISER SERIES

                                 CLASS R SHARES


                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                         This Prospectus describes fourteen portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives, including growth of capital, capital appreciation, current income and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Risk-Managed Growth Fund and Risk-Managed Core Fund (together, the "Risk-Managed Funds") are subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Mid Cap Value Fund is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Small Company Value Fund is subadvised by Bay Isle Financial LLC ("Bay Isle").



                         Each Fund in this Prospectus currently offers four classes of shares. Class R Shares are offered by this Prospectus. Each Class of Shares is available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                RISK/RETURN SUMMARY
                   Equity Funds.......................................    2
                   Flexible Income Fund...............................   27
                   Fees and expenses..................................   32
                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                AND RISKS
                   Equity Funds.......................................   36
                   Flexible Income Fund...............................   46
                   General portfolio policies.........................   49
                   Risks for Equity Funds.............................   54
                   Risks for Flexible Income Fund.....................   56
                   Risks Common to all Funds..........................   57
                MANAGEMENT OF THE FUNDS
                   Investment adviser.................................   61
                   Management expenses................................   63
                   Subadvisers........................................   66
                   Investment personnel...............................   67
                   Performance of comparable accounts managed by
                   Perkins............................................   74
                   Performance of comparable accounts managed by
                   INTECH.............................................   76
                OTHER INFORMATION.....................................   80
                DISTRIBUTIONS AND TAXES
                   Distributions......................................   86
                   Taxes..............................................   87
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.............................   90
                   Purchases..........................................   91
                   Exchanges..........................................   92
                   Redemptions........................................   93
                   Redemption fee.....................................   93
                   Excessive trading..................................   94
                   Shareholder communications.........................   97
                FINANCIAL HIGHLIGHTS..................................   98
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities.........................   99
                   Futures, options and other derivatives.............  103
                   Other investments, strategies and/or techniques....  105
                EXPLANATION OF RATING CATEGORIES......................  107


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

EQUITY FUNDS

               The Equity Funds are designed for long-term investors who primarily seek growth of capital or capital appreciation and who can tolerate the greater risks associated with common stock investments. Although Growth and Income Fund and Balanced Fund may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY FUNDS?

--------------------------------------------------------------------------------

               GROWTH & CORE


               - GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               - CAPITAL APPRECIATION FUND, MID CAP GROWTH FUND AND CORE
                 EQUITY FUND seek long-term growth of capital.


               - GROWTH AND INCOME FUND seeks long-term capital growth and current income.


               - BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


               INTERNATIONAL & GLOBAL


               - WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               - INTERNATIONAL GROWTH FUND AND FOREIGN STOCK FUND seek
                 long-term growth of capital.


               VALUE


               - MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND seek capital appreciation


               RISK-MANAGED


               - RISK-MANAGED GROWTH FUND AND RISK-MANAGED CORE FUND seek long-term growth of capital.

 2 Janus Adviser Series

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. Certain of these Funds have a policy of investing at least 80% of net assets in the type of securities suggested by a Fund's name. For Funds with such a policy, the Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to a Fund's objective or principal investment policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY FUNDS?

               Within the parameters of its specific investment policies discussed below, each Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, each Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Mid Cap Growth Fund, Core Equity Fund, Foreign Stock Fund, Mid Cap Value Fund and Small Company Value Fund).

               The Janus portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Funds' portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with a Fund's investment policies. If a portfolio manager is unable to find such investments, a Fund's uninvested assets may be held in cash or similar investments.

               MID CAP VALUE FUND (SUBADVISED BY PERKINS) focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for

                                                          Risk/return summary  3
               recovery. Mid Cap Value Fund's portfolio managers generally look for companies with:


               - a low price relative to their assets, earnings, cash flow or business franchise



               - products and services that give them a competitive advantage



               - quality balance sheets and strong management


               SMALL COMPANY VALUE FUND (SUBADVISED BY BAY ISLE) uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio managers generally look for companies:


               - that have reasonably solid fundamentals



               - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flows or franchise values



               THE RISK-MANAGED FUNDS (SUBADVISED BY INTECH) pursue their objectives by applying a mathematical process to construct an investment portfolio from the universe of common stocks within their respective benchmark indices. The goal of this process is to build portfolios of stocks in a more efficient combination than the benchmark indices. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the indices that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation (providing the potential for lower relative risk). By constructing portfolios in this manner and continually rebalancing the portfolios to maintain "efficient" weightings, INTECH's mathematical process seeks to create portfolios that produce returns in excess of their respective benchmarks with an equal or lesser amount of risk.



GROWTH & CORE


               GROWTH FUND invests primarily in common stocks selected for their growth potential. Although the Fund can invest in compa-

 4 Janus Adviser Series
               nies of any size, it generally invests in larger, more established companies.

               CAPITAL APPRECIATION FUND invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               MID CAP GROWTH FUND invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

               GROWTH AND INCOME FUND normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

               CORE EQUITY FUND invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Fund may invest in companies of any size.

               BALANCED FUND normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income senior securities.


INTERNATIONAL & GLOBAL


               WORLDWIDE FUND invests primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including

                                                          Risk/return summary  5
               the United States. The Fund may, under unusual circumstances, invest in fewer than five countries or even a single country.


               INTERNATIONAL GROWTH FUND invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.



               FOREIGN STOCK FUND invests, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country. The Fund emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.


VALUE


               MID CAP VALUE FUND invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly.



               SMALL COMPANY VALUE FUND invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. This average is updated monthly. The Fund primarily


 6 Janus Adviser Series
               invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser.


RISK-MANAGED


               RISK-MANAGED GROWTH FUND invests primarily in common stocks of large-sized companies selected for their growth potential. The Fund seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

               RISK-MANAGED CORE FUND invests primarily in common stocks of large-sized companies selected for their growth potential. The Fund seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500(R) Index, among other risk control techniques.

               For purposes of Funds with 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY FUNDS?

               The biggest risk is that a Fund's returns may vary, and you could lose money. The Equity Funds are each designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

               CAPITAL APPRECIATION FUND AND FOREIGN STOCK FUND are classified as nondiversified. This means they may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.


               MID CAP GROWTH FUND'S and MID CAP VALUE FUND'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. These Funds' investments may often be


                                                          Risk/return summary  7
               focused in a small number of business sectors, which may pose greater market and liquidity risks.


               The income component of GROWTH AND INCOME FUND'S AND BALANCED FUND'S holdings may include fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


               WORLDWIDE FUND, INTERNATIONAL GROWTH FUND AND FOREIGN STOCK FUND may have significant exposure to foreign markets, including emerging markets. As a result, their returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Funds' investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


               The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or, in the case of FOREIGN STOCK FUND, MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND, if the Fund's portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, that Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.


               SMALL COMPANY VALUE FUND'S share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

 8 Janus Adviser Series

               For the RISK-MANAGED FUNDS, the proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction as the benchmark does not result in selecting stocks with continuing volatility or the same tendency to move in the same or opposite direction as the benchmark, as anticipated, the Funds may not outperform the benchmark indices.



               An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



               The following information provides some indication of the risks of investing in the Equity Funds by showing how each Equity Fund's performance has varied over time. The Funds' Class R Shares commenced operations on September 30, 2004. The performance shown on the following pages for this class reflects the performance of the Funds' Class I Shares from August 1, 2000 to December 31, 2003, and the historical performance of other predecessor funds for periods prior to August 1, 2000, as explained below.



               Class I Shares of certain Funds commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Funds of Janus Adviser Series. The returns for those Funds reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. Since Class I Shares of Janus Adviser Risk-Managed Growth Fund, Janus Adviser Foreign Stock Fund, Janus Adviser


                                                          Risk/return summary  9

               Risk-Managed Core Fund, Janus Adviser Mid Cap Value Fund and Janus Adviser Small Company Value Fund commenced operations after August 1, 2000 they were not a part of this reorganization. Pursuant to a tax-free reorganization that occurred on April 21, 2003, all of the assets of Berger Small Cap Value Fund II were transferred to Janus Adviser Small Company Value Fund. The performance information provided for periods prior to the effective date of the reorganization is for Berger Small Cap Value Fund II - Investor Shares, the predecessor to Janus Adviser Small Company Value Fund. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees and expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.


               The bar charts depict the change in performance from year to year during the periods indicated. The tables compare each Fund's average annual returns for the periods indicated to a broad-based securities market index or indices.


               [TO BE UPDATED BY AMENDMENT]


 10 Janus Adviser Series

               GROWTH FUND



                 Annual returns for periods ended 12/31
                                        2.31%   29.47%  17.64%  21.74%  34.99%  44.12%  (13.10%) (23.23%) (26.49%)
                                         1994    1995    1996    1997    1998    1999    2000    2001    2002       2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                       1 year      5 years    10 years         (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes
                    on Distributions
                  Return After Taxes
                    on Distributions
                    and Sale of Fund
                    Shares(1)
                S&P 500(R) Index(2)
                  (reflects no
                    deduction for
                    expenses, fees or
                    taxes)
                Russell 1000 Growth
                  Index(3)
                  (reflects no
                    deduction for
                    expenses, fees or
                    taxes)
                                      --------------------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




                                                         Risk/return summary  11

               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


               (3) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.


 12 Janus Adviser Series

               CAPITAL APPRECIATION FUND



                 Annual returns for periods ended 12/31
                                           57.37%  66.16%  (16.34%)  (21.83%)  (15.85%)
                                            1998    1999     2000      2001      2002        2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was   %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                 1 year     5 years         (5/1/97)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                Russell 1000 Growth Index(3)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                ----------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


                                                         Risk/return summary  13

               (3) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.


 14 Janus Adviser Series

               MID CAP GROWTH FUND



                 Annual returns for periods ended 12/31
                         16.03%  26.92%  7.19%  11.91%  33.58%  124.34%  (32.99%)  (39.02%)  (27.72%)
                          1994    1995   1996    1997    1998    1999      2000      2001      2002    2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                         Average annual total return for periods ended 12/31/03
                                         ------------------------------------------------------
                                                                              Since Inception
                                                                            of Predecessor Fund
                                           1 year     5 years    10 years        (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(1)
                Russell Midcap Growth
                  Index(2)                                                                (3)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                S&P MidCap 400 Index(4)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                          ----------------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




                                                         Risk/return summary  15

               (2) The Russell Midcap Growth Index consists of stocks from the
                   Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by a total market capitalization.




               (3) The average annual total return was calculated based on historical information from August 31, 1993 to December 31, 2003 for the Russell Midcap Growth Index.


               (4) The S&P MidCap 400 Index is an unmanaged group of 400
                   domestic stocks chosen for their market size, liquidity and industry group representation.


 16 Janus Adviser Series

               GROWTH AND INCOME FUND



                 Annual returns for periods ended 12/31
                                                 73.20%  (15.40%)  (12.82%)  (19.45%)
                                                  1999     2000      2001      2002        2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                              1 year       5 years          (5/1/98)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                             -------------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


                                                         Risk/return summary  17

               CORE EQUITY FUND



                 Annual returns for periods ended 12/31
                                           45.55%  40.94%  (8.31%)   (13.03%)  (17.86%)
                                            1998    1999     2000      2001      2002        2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                   1 year     5 years        (5/1/97)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                  --------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


 18 Janus Adviser Series

               BALANCED FUND



                 Annual returns for periods ended 12/31
                                        0.84%   24.50%  15.39%  20.99%  33.59%  26.13%   (2.17%)  (4.84%)  (6.57%)
                                         1994    1995    1996    1997    1998    1999     2000     2001     2002        2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                          Average annual total return for periods ended 12/31/03
                                          ------------------------------------------------------
                                                                              Since Inception
                                                                            of Predecessor Fund
                                          1 year     5 years    10 years         (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction
                    for expenses, fees
                    or taxes)
                Lehman Brothers
                  Gov't/Credit Index(3)
                  (reflects no deduction
                    for expenses, fees
                    or taxes)
                Balanced Index(4)                                                        (5)
                  (reflects no
                    deductions for
                    expenses, fees or
                    taxes)
                                         -----------------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


                                                         Risk/return summary  19

               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


               (3) The Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


               (4) The Balanced Index is a hypothetical combination of unmanaged indices. This index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Gov't/Credit Index (45%).


               (5) The average annual return was calculated based on historical information from September 30, 1993 to December 31, 2003 for the Balanced Index.


 20 Janus Adviser Series

               WORLDWIDE FUND



                 Annual returns for periods ended 12/31
                         1.20%  26.82%  28.15%  20.96%  28.25%  63.66%  (14.65%)  (21.07%)  (26.00%)
                         1994    1995    1996    1997    1998    1999     2000      2001      2002    2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                          1 year     5 years   10 years        (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(1)
                Morgan Stanley Capital
                  International World
                  Index(SM)(2)
                  (reflects no deduction
                    for expenses, fees
                    or taxes)
                                         -----------------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




               (2) The Morgan Stanley Capital International World Index(SM) is a
                   market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.


                                                         Risk/return summary  21

               INTERNATIONAL GROWTH FUND



                 Annual returns for periods ended 12/31
                         22.92%  32.76%  16.15%  16.86%  81.32%  (13.04%)  (22.78%)  (25.62%)
                          1995    1996    1997    1998    1999     2000      2001      2002    2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                   1 year     5 years        (5/2/94)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(1)
                Morgan Stanley Capital
                  International EAFE(R) Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                  --------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




               (2) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market structure of Developed Market countries in Europe, Australasia and the Far East.


 22 Janus Adviser Series

               FOREIGN STOCK FUND*



                 Annual returns for periods ended 12/31
                                                                  (17.53%)
                                                                   2002       2003

                 Best Quarter:                 Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                             Since Fund
                                                                              Inception
                                                               1 year         (5/1/01)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Morgan Stanley Capital International EAFE(R)
                  Index(2)
                  (reflects no deduction for expenses, fees
                    or taxes)
                                                              --------------------------



                *  Formerly named International Value Fund.




               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




               (2) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market structure of Developed Market countries in Europe, Australasia and the Far East.


                                                         Risk/return summary  23

               MID CAP VALUE FUND


                 Annual returns for periods ended 12/31
                                                                                    2003

                 Best Quarter:       Worst Quarter:


               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                           Since Fund
                                                                            Inception
                                                             1 year        (12/31/02)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell Midcap Value Index(2)
                  (reflects no deduction for expenses, fees
                    or taxes)
                                                            ----------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




               (2) The Russell Midcap Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.


 24 Janus Adviser Series

               SMALL COMPANY VALUE FUND*


                 Annual returns for periods ended 12/31
                                                                                    2003

                 Best Quarter:       Worst Quarter:


               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                             1 year         (3/28/02)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell 2000 Value Index(2)
                  (reflects no deduction for expenses, fees
                    or taxes)
                                                            ----------------------------


                *  Formerly named Small Cap Value Fund.



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.




               (2) The Russell 2000 Value Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with lower price-to-book and price-to-earnings ratios. It is a generally recognized indicator used to measure overall small company value-stock performance.


                                                         Risk/return summary  25

               Since Risk-Managed Growth Fund and Risk-Managed Core Fund did not commence operations until January 2, 2003, performance information is not included for these Funds. Performance history will be available for the Funds after they have been in operation for one calendar year. The performance of these Funds will be compared to the following benchmarks:


               - Risk-Managed Growth Fund - Russell 1000 Growth Index

               - Risk-Managed Core Fund - S&P 500(R) Index




               After-tax returns are calculated using distributions for each of the Funds' Class I Shares, except Janus Adviser Small Company Value Fund, for the period August 1, 2000 to December 31, 2003; if applicable, actual distributions for any predecessor funds for the period May 1, 1997 to July 31, 2000; and, if applicable, actual distributions for Institutional Shares of the corresponding Janus Aspen Series fund for periods prior to May 1, 1997. After-tax returns are calculated using distributions for Janus Adviser Small Company Value Fund - Class I Shares for the period April 22, 2003 to December 31, 2003 and for Berger Small Cap Value Fund II - Investor Shares for the periods prior to April 22, 2003. If Class R Shares of the Funds had been available during these periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



               The Equity Funds' past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

 26 Janus Adviser Series

FLEXIBLE INCOME FUND

               Flexible Income Fund is designed for long-term investors who primarily seek total return.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME FUND?

--------------------------------------------------------------------------------

               FIXED-INCOME


               - FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME FUND?

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign debt and equity securities.


               Flexible Income Fund invests primarily in a wide variety of income-producing securities such as corporate bonds and notes; government securities, including agency securities; and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its total assets in income-producing securities. The Fund will


                                                         Risk/return summary  27
               invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.


               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME FUND?

               Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.


               The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.



               The Fund will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


               The following information provides some indication of the risks of investing in Flexible Income Fund by showing how the Fund's performance has varied over time. Class R Shares of the Fund commenced operations on September 30, 2004. The performance


 28 Janus Adviser Series
               shown on the following page for Class R Shares reflects the performance of the Fund's Class I Shares from August 1, 2000 to December 31, 2003, and the historical performance of other predecessor funds for periods prior to August 1, 2000, as explained below. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees and expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.


               The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

                                                         Risk/return summary  29

               [TO BE UPDATED BY AMENDMENT]



               FLEXIBLE INCOME FUND


                 Annual returns for periods ended 12/31
                                        (1.25%) 23.47%  8.62%  10.77%  8.58%  0.90%  6.10%  7.20%  9.70%
                                         1994    1995   1996    1997   1998   1999   2000   2001    2002       2003

                 Best Quarter:       Worst Quarter:


               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                           1 year    5 years   10 years        (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(1)
                Lehman Brothers
                  Gov't/Credit Index(2)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                          ----------------------------------------------






               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (2) The Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


 30 Janus Adviser Series

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2003; actual distributions for the predecessor fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Flexible Income Portfolio for periods prior to May 1, 1997. If Class R Shares of the Fund had been available during these periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.




               Flexible Income Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


                                                         Risk/return summary  31

FEES AND EXPENSES


               The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Funds. The information shown is based upon the estimated annualized expenses Class R Shares expects to incur in their initial fiscal year. The fees and expenses for Class R Shares have been restated to reflect reductions in the Funds' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.



               SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Funds' Class R Shares do not include sales charges when you buy or sell the Funds' Class R Shares. However, if you sell Class R Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund or Risk-Managed Core Fund that you have held for three months or less you may pay a redemption fee.



               ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.


 32 Janus Adviser Series

[TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class R
Sales Charges...............................................  None
Redemption fees on shares of Worldwide Fund, International
  Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund
  and Risk-Managed Core Fund held for 3 months or less (as a
  % of amount redeemed.)....................................  2.00%(2)
Exchange fees...............................................  None(3)



--------------------------------------------------------------------------------

                                 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                     Total Annual              Net Annual
                                                       Distribution                      Fund                     Fund
                                          Management     (12b-1)         Other        Operating     Expense    Operating
                                             Fee         Fees(4)      Expenses(5)    Expenses(6)    Waivers   Expenses(6)
  GROWTH & CORE
  Growth Fund -
     Class R                                 0.64%         0.50%          0.30%           1.44%       0.03%       1.41%
  Capital Appreciation Fund -
     Class R                                 0.64%         0.50%          0.29%           1.43%       0.01%       1.42%
  Mid Cap Growth Fund -
     Class R                                 0.64%         0.50%          0.32%           1.46%       0.06%       1.40%
  Growth and Income Fund -
     Class R                                 0.62%         0.50%          0.32%           1.44%       0.00%       1.44%
  Core Equity Fund -
     Class R                                 0.60%         0.50%          0.71%           1.81%       0.36%       1.45%
  Balanced Fund -
     Class R                                 0.55%         0.50%          0.28%           1.33%       0.01%       1.32%
  INTERNATIONAL & GLOBAL
  Worldwide Fund -
     Class R                                 0.60%         0.50%          0.33%           1.43%       0.03%       1.40%
  International Growth Fund -
     Class R                                 0.64%         0.50%          0.36%           1.50%       0.02%       1.48%
  Foreign Stock Fund(7) -
     Class R                                 0.64%         0.50%          6.09%           7.23%       5.23%       2.00%


                                                         Risk/return summary  33

[TO BE UPDATED BY AMENDMENT]



                                 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                     Total Annual              Net Annual
                                                       Distribution                      Fund                     Fund
                                          Management     (12b-1)         Other        Operating     Expense    Operating
                                             Fee         Fees(4)      Expenses(5)    Expenses(6)    Waivers   Expenses(6)
  VALUE
   Mid Cap Value Fund -
     Class R                                 0.64%         0.50%          5.60%           6.74%       5.25%       1.49%
   Small Company Value Fund(8) -
     Class R                                 0.74%         0.50%          1.93%           3.17%       1.18%       1.99%
  RISK-MANAGED
   Risk-Managed Growth Fund(9) -
     Class R                                 0.50%         0.50%          1.60%           2.60%       1.25%       1.35%
   Risk-Managed Core Fund(10) -
     Class R                                 0.50%         0.50%          2.68%           3.68%       2.33%       1.35%
  FIXED-INCOME
   Flexible Income Fund -
     Class R                                 0.50%         0.50%          0.43%           1.43%       0.12%       1.31%


  (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.


  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.



  (3) An exchange of Class R Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund or Risk-Managed Core Fund held three months or less may be subject to the Funds' 2.00% redemption fee.


  (4) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


  (5) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.



  (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses to the levels indicated under Management of the Funds until at least December 1, 2005.



  (7) Formerly named International Value Fund.


  (8) Formerly named Small Cap Value Fund.


  (9) Formerly named Risk-Managed Large Cap Growth Fund.


 (10) Formerly named Risk-Managed Large Cap Core Fund.



 34 Janus Adviser Series

[TO BE UPDATED BY AMENDMENT]



 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Fund's operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:


                                                 1 Year    3 Years   5 Years    10 Years
                                                 ----------------------------------------
  GROWTH & CORE
    Growth Fund - Class R                         $147     $  456     $  787     $1,724
    Capital Appreciation Fund - Class R           $146     $  452     $  782     $1,713
    Mid Cap Growth Fund - Class R                 $149     $  462     $  797     $1,746
    Growth and Income Fund - Class R              $147     $  456     $  787     $1,724
    Core Equity Fund - Class R                    $184     $  569     $  980     $2,127
    Balanced Fund - Class R                       $135     $  421     $  729     $1,601
  INTERNATIONAL & GLOBAL
    Worldwide Fund - Class R                      $146     $  452     $  782     $1,713
    International Growth Fund - Class R           $153     $  474     $  818     $1,791
    Foreign Stock Fund - Class R(1)               $715     $2,097     $3,419     $6,473
  VALUE
    Mid Cap Value Fund - Class R                  $668     $1,970     $3,226     $6,182
    Small Company Value Fund(2) - Class R         $320     $  977     $1,659     $3,476
  RISK-MANAGED
    Risk-Managed Growth Fund(3) - Class R         $263     $  808     $1,380     $2,934
    Risk-Managed Core Fund(4) - Class R           $370     $1,126     $1,902     $3,932
  FIXED-INCOME
    Flexible Income Fund - Class R                $146     $  452     $  782     $1,713



 (1) Formerly named International Value Fund.


 (2) Formerly named Small Cap Value Fund.


 (3) Formerly named Risk-Managed Large Cap Growth Fund.


 (4) Formerly named Risk-Managed Large Cap Core Fund.


                                                         Risk/return summary  35

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

EQUITY FUNDS

               This section takes a closer look at the investment objectives of each of the Equity Funds, their principal investment strategies and certain risks of investing in the Equity Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


GROWTH & CORE


               GROWTH FUND
               Growth Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

               CAPITAL APPRECIATION FUND
               Capital Appreciation Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               MID CAP GROWTH FUND
               Mid Cap Growth Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of

 36 Janus Adviser Series
               the Russell Midcap Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of July
               31, 2004, they ranged from approximately $     million to $
               billion. [TO BE UPDATED BY AMENDMENT]


               GROWTH AND INCOME FUND

               Growth and Income Fund seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.


               CORE EQUITY FUND
               Core Equity Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

               BALANCED FUND
               Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities.

            Investment objectives, principal investment strategies and risks  37

INTERNATIONAL & GLOBAL


               WORLDWIDE FUND
               Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may, under unusual circumstances, invest in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               INTERNATIONAL GROWTH FUND
               International Growth Fund seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               FOREIGN STOCK FUND
               Foreign Stock Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               The portfolio manager emphasizes investments in companies with an attractive price/free cash flow, which is the relationship

 38 Janus Adviser Series
               between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

VALUE

               MID CAP VALUE FUND - SUBADVISED BY PERKINS

               Mid Cap Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of July 31, 2004, they ranged from
               approximately $     million to $     billion. [TO BE UPDATED BY
               AMENDMENT]


               SMALL COMPANY VALUE FUND - SUBADVISED BY BAY ISLE

               Small Company Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. The Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of July 31, 2004,


            Investment objectives, principal investment strategies and risks  39
               they ranged from approximately $     million to $     billion.
               [TO BE UPDATED BY AMENDMENT]



RISK-MANAGED


               RISK-MANAGED GROWTH FUND - SUBADVISED BY INTECH
               Risk-Managed Growth Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of large-sized companies. The Fund invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

               RISK-MANAGED CORE FUND - SUBADVISED BY INTECH
               Risk-Managed Core Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of large-sized companies. The Fund invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500(R) Index, among other risk control techniques.

               The following questions and answers are designed to help you better understand the Equity Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE FUNDS MANAGED BY JANUS?

               Consistent with its investment objective and policies, each of the Funds may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The

 40 Janus Adviser Series
               portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.

               Growth and Income Fund and Balanced Fund may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Equity Funds. Income realized on the Funds' investments will be incidental to their objectives. In the case of Growth and Income Fund and Balanced Fund, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.

               Foreign Stock Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital.




2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE FUND?


               Mid Cap Value Fund's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Fund look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.


3. HOW ARE COMMON STOCKS SELECTED BY BAY ISLE FOR SMALL COMPANY VALUE FUND?


               Small Company Value Fund's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio managers generally look for companies with reasonably solid fundamentals, that are

            Investment objectives, principal investment strategies and risks  41 trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value.

               To a certain degree, Small Company Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if the company has deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.


4. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED FUNDS?


               INTECH applies a mathematical portfolio management process to construct an investment portfolio for each Risk-Managed Fund. INTECH developed the formulas underlying this mathematical process.

               The mathematical process is designed to take advantage of market volatility (variation in stock prices), rather than using research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Fund's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical process involves:

               - selecting stocks primarily from stocks within a Fund's
                 benchmark;

               - periodically determining an optimal weighting of these stocks and rebalancing to the optimal weighting; and

               - monitoring the total risk and volatility of a Fund's holding with respect to the benchmark index.


               INTECH seeks to outperform the benchmark index through its mathematical process. INTECH seeks to identify stocks for its portfolio in a manner that does not increase the overall portfolio


 42 Janus Adviser Series
               volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical process used by INTECH may not achieve the desired results.


               The Funds may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

5. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure.

6. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Mid Cap Growth Fund, Mid Cap Value Fund and Small Company Value Fund. The other Equity Funds offered by this Prospectus do not emphasize companies of any particular size.

            Investment objectives, principal investment strategies and risks  43

7. HOW DO THE PORTFOLIO MANAGERS OF MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND DETERMINE THAT A COMPANY MAY BE UNDERVALUED?


               A company may be undervalued when, in the opinion of a Fund's portfolio managers, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.


8. WHAT IS A "SPECIAL SITUATION"?

               Certain Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

 44 Janus Adviser Series

9. HOW DO GROWTH AND INCOME FUND AND BALANCED FUND DIFFER FROM EACH OTHER?


               Growth and Income Fund will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Fund places a greater emphasis on the income component of its portfolio and will normally invest 40-60% of its net assets in securities selected primarily for their income potential. As a result, Balanced Fund is expected to be less volatile than Growth and Income Fund. Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its net asset value can be expected to fluctuate more than Balanced Fund.


10. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               Growth and Income Fund and Balanced Fund shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component. Growth and Income Fund's growth component will normally be up to 75% of its net assets. Balanced Fund's growth component will normally be 40-60% of its net assets.


11. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               The growth component of these Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.


            Investment objectives, principal investment strategies and risks  45

12. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               Growth and Income Fund's income component will consist largely of equity and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Fund if they currently pay dividends or a portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. The income component of Balanced Fund's holdings will consist primarily of bonds.


13. HOW DO INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME FUND AND BALANCED FUND INVESTMENT?

               The income component of Growth and Income Fund's and Balanced Fund's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

FLEXIBLE INCOME FUND

               This section takes a closer look at the investment objective of Flexible Income Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques.

 46 Janus Adviser Series

               We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments.


               Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes; government securities, including agency securities; and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its total assets in income-producing securities. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


               The following questions and answers are designed to help you better understand Flexible Income Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

            Investment objectives, principal investment strategies and risks  47

               High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

               The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

 48 Janus Adviser Series

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?


               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.



6. WHAT ARE U.S. GOVERNMENT SECURITIES?



               The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.



GENERAL PORTFOLIO POLICIES



               Unless otherwise stated, each of the following policies applies to all of the Funds. In investing their portfolio assets, the Funds will follow the general policies listed below. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of


            Investment objectives, principal investment strategies and risks  49 a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION

               The Risk-Managed Funds subadvised by INTECH normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Risk-Managed Funds may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.



               Except as described above for the Risk-Managed Funds, the Funds do not always stay fully invested in stocks and bonds. For example, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Funds' cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.



               In addition, a portfolio manager may temporarily increase a Fund's cash position under certain unusual circumstances, such as to protect its assets, maintain liquidity or meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under these unusual circumstances, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


 50 Janus Adviser Series

               OTHER TYPES OF INVESTMENTS

               To achieve their objectives, the Equity Funds invest primarily in domestic and foreign equity securities. Growth and Income Fund and Balanced Fund also invest in equity securities with varying degrees of emphasis on income. To a limited extent, the Funds may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' objectives. These securities and strategies may include:


               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 20% of Mid Cap Growth
                 Fund's, Core Equity Fund's, Foreign Stock Fund's, Mid Cap Value Fund's and Small Company Value Fund's assets and less than 35% of each other Fund's assets)


               - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return



               - short sales "against the box" and "naked" short sales (no more than 8% of a Fund's assets may be invested in naked short sales)


               - securities purchased on a when-issued, delayed delivery or forward commitment basis


               To achieve its objective, Flexible Income Fund invests primarily in fixed-income securities which may include corporate bonds and notes; government securities, including agency securities; preferred


            Investment objectives, principal investment strategies and risks  51 stock; high-yield/high-risk bonds; and municipal obligations. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:


               - domestic and foreign equity securities


               - common stocks

               - pass-through securities including mortgage- and asset-backed securities (without limit)

               - zero coupon, pay-in-kind and step coupon securities (without limit)


               - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return


               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 52 Janus Adviser Series

               FOREIGN SECURITIES

               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly-traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


               SPECIAL SITUATIONS
               Certain Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Funds generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision.

            Investment objectives, principal investment strategies and risks  53

               A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments and the investment style of the portfolio manager. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Flexible Income Fund has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. The rebalancing techniques used by the Risk-Managed Funds may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. With respect to the Risk-Managed Funds, INTECH periodically rebalances the stocks in the portfolio to their optimal weighting versus the Funds' benchmark index, as determined by INTECH's mathematical process.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Financial Highlights section of this Prospectus shows the Funds' historical turnover rates.



RISKS FOR EQUITY FUNDS

               Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease. A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with

 54 Janus Adviser Series
               a small asset base. A Fund may not experience similar performance as its assets grow.

               The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Funds.

1. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly-traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.


2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF CAPITAL APPRECIATION FUND AND FOREIGN STOCK FUND AFFECT THE FUNDS' RISK PROFILE?


               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the


            Investment objectives, principal investment strategies and risks  55 portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of a Fund.


3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


               If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Mid Cap Value Fund or Small Company Value Fund may suffer. In general, portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.


RISKS FOR FLEXIBLE INCOME FUND

               Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

               The following questions and answers are designed to help you better understand some of the risks of investing in Flexible Income Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


 56 Janus Adviser Series

2. HOW IS CREDIT QUALITY MEASURED?


               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.



RISKS COMMON TO ALL FUNDS



               The following questions and answers discuss risks that apply to all Funds.


1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:



               - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk.


               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies

            Investment objectives, principal investment strategies and risks  57 restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.


               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


               The Funds, particularly the International & Global Funds, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more


 58 Janus Adviser Series
               difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

4. HOW DO THE FUNDS TRY TO REDUCE RISK?


               The Funds may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio managers believe the use of these instruments will benefit the Funds. However, a Fund's performance could be worse than if the Fund had not used such instruments if a portfolio manager's judgment proves incorrect.


               The Risk-Managed Funds' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

            Investment objectives, principal investment strategies and risks  59

               The Risk-Managed Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


5. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.



 60 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


               Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments for all the Funds except Janus Adviser Mid Cap Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. Perkins is responsible for the day-to-day management of the investment portfolio of Janus Adviser Mid Cap Value Fund. Bay Isle is responsible for the day-to-day management of the investment portfolio of Janus Adviser Small Company Value Fund. INTECH is responsible for the day-to-day management of the investment portfolios of Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. Janus Capital provides certain administrative and other services and is responsible for the other business affairs of all the Funds.



               Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


               Janus Capital furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


               Berger Financial Group LLC, 210 University Blvd., Denver, Colorado 80206, was the investment adviser to Janus Adviser Small Company Value Fund's predecessor until the reorganization of Berger Small Cap Value Fund II into the Fund.


                                                     Management of the Funds  61

               From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 15 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Funds. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to


 62 Janus Adviser Series
               which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Funds.


MANAGEMENT EXPENSES

               Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. Each Fund's advisory agreement spells out the management fee and other expenses that the Funds must pay. Janus Capital pays INTECH and Bay Isle a subadvisory fee from its management fee for managing the Risk-Managed Funds and Small Company Value Fund, respectively. Mid Cap Value Fund pays Perkins a subadvisory fee directly.


               Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fee (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Funds is subject to the following management fee schedule (expressed as an annual rate).


                                                     Management of the Funds  63

                               Average Daily      Annual Management
                                Net Assets            Fee Rate           Expense Limit
Fund                              of Fund         Percentage (%)(1)    Percentage (%)(2)
----------------------------------------------------------------------------------------
GROWTH & CORE
   Growth Fund                All Asset Levels          0.64                 0.66
   Capital Appreciation
     Fund                     All Asset Levels          0.64                 0.67
   Mid Cap Growth Fund        All Asset Levels          0.64                 0.65
   Growth and Income Fund     All Asset Levels          0.62                 0.99
   Core Equity Fund           All Asset Levels          0.60                 0.70
   Balanced Fund              All Asset Levels          0.55                 0.57
INTERNATIONAL & GLOBAL
   Worldwide Fund             All Asset Levels          0.60                 0.65
   International Growth
     Fund                     All Asset Levels          0.64                 0.73
   Foreign Stock Fund(3)      All Asset Levels          0.64                 1.24
VALUE
   Mid Cap Value Fund         All Asset Levels          0.64                 0.74
   Small Company Value
     Fund(4)                  All Asset Levels          0.74                 1.24
RISK-MANAGED
   Risk-Managed Growth
     Fund(5)                  All Asset Levels          0.50                 0.60
   Risk-Managed Core
     Fund(6)                  All Asset Levels          0.50                 0.60
FIXED-INCOME
   Flexible Income Fund      First $300 Million         0.50                 0.55
                             Over $300 Million          0.40
----------------------------------------------------------------------------------------



(1) Effective July 1, 2004, Janus Capital agreed to reduce each Fund's management fee, with the exception of Money Market Fund, as set forth in each Fund's Investment Advisory Agreement, to the amount reflected.


(2) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution fees and administrative services fees, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least December 1, 2005.


(3) Formerly named International Value Fund.


(4) Formerly named Small Cap Value Fund.


(5) Formerly named Risk-Managed Large Cap Growth Fund.


(6) Formerly named Risk-Managed Large Cap Core Fund.


 64 Janus Adviser Series

               For the fiscal year ended July 31, 2004, each Fund except Mid Cap Value Fund paid Janus Capital the following management fees (net of fee waivers) based on each Fund's average net assets. Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Fund paid Janus Capital and Perkins management fees.



[TO BE UPDATED BY AMENDMENT]



                                                                  Management Fee
                                                                  (for the Fiscal
                                                                    Year Ended
Fund                                                              July 31, 2004)
---------------------------------------------------------------------------------
   GROWTH & CORE
    Growth Fund
    Capital Appreciation Fund
    Mid Cap Growth Fund
    Growth and Income Fund
    Core Equity Fund
    Balanced Fund
   INTERNATIONAL & GLOBAL
    Worldwide Fund
    International Growth Fund
    Foreign Stock Fund(1)
   VALUE
    Mid Cap Value Fund
    Small Company Value Fund(2)
   RISK-MANAGED
    Risk-Managed Growth Fund(3)
    Risk-Managed Core Fund(4)
   FIXED-INCOME
    Flexible Income Fund
---------------------------------------------------------------------------------



(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.


(3) Formerly named Risk-Managed Large Cap Growth Fund.


(4) Formerly named Risk-Managed Large Cap Core Fund.




                                                     Management of the Funds  65

SUBADVISERS


               PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Fund. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and provides day-to-day management of the Fund's portfolio operations as subadviser of Mid Cap Value Fund, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.


               BAY ISLE FINANCIAL LLC serves as subadviser to Small Company Value Fund and served as subadviser to the Fund's predecessor since its inception in March 2002. Bay Isle, 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987. Bay Isle provides day-to-day portfolio management to the Fund, as well as to other mutual funds and separate accounts. Janus Capital indirectly owns all of the outstanding voting shares of Bay Isle.


               ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to Risk-Managed Growth Fund and Risk-Managed Core Fund. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund and other institutional accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Funds. Janus Capital indirectly owns approximately 77.5% of the outstanding voting shares of INTECH.


 66 Janus Adviser Series

INVESTMENT PERSONNEL

JANUS PORTFOLIO MANAGERS




JONATHAN D. COLEMAN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Mid Cap Growth Fund, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 through 2002. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.



BRENT A. LYNN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser International Growth Fund, which he has co-managed or managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

                                                     Management of the Funds  67

KAREN L. REIDY
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, each of which she has managed since their inception. Ms. Reidy is also Portfolio Manager of other Janus accounts. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.


BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth Fund, which he has managed since its inception. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990.
                   He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Capital Appreciation Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio
                   Manager of other Janus accounts. Mr. Schoelzel joined
                   Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.

 68 Janus Adviser Series

MINYOUNG SOHN
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth and Income Fund. He is also Portfolio Manager of other Janus accounts. Mr. Sohn joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree in Government and Economics (graduated cum laude) from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.


RONALD V. SPEAKER
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Flexible Income Fund, which he has managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial Analyst designation.


JASON P. YEE

--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Worldwide Fund and Janus Adviser Foreign Stock Fund, which he has managed since July 2004 and since inception, respectively. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus in April 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.


                                                     Management of the Funds  69

JANUS ASSISTANT PORTFOLIO MANAGERS

DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------
                   is Assistant Portfolio Manager of Janus Adviser Worldwide Fund. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP from 1997 to 2001. Mr. Kirkpatrick holds Bachelor's degrees in
                   Mechanical Engineering and Political Science from Rice University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.




GREGORY R. KOLB

--------------------------------------------------------------------------------

                   is Assistant Portfolio Manager of Janus Adviser Worldwide Fund. He joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus, Mr. Kolb was an associate director in UBS Warburg's Financial Institutions Investment Banking Group and an analyst on Lehman Brothers' Global Mergers & Acquisitions Team. Mr. Kolb holds a Bachelor's degree in Business Administration from Miami University (of Ohio) where he graduated magna cum laude with honors.


 70 Janus Adviser Series

GARTH YETTICK
--------------------------------------------------------------------------------

                   is Assistant Portfolio Manager of Janus Adviser International Growth Fund. Prior to joining Janus in 1997, Mr. Yettick was a management consultant with First Manhattan Consulting Group from 1994 to 1997. He holds a Bachelor's degree (magna cum laude) in Computer Science and Mathematics from Harvard College, where he was elected to Phi Beta Kappa. He has earned the right to use the Chartered Financial Analyst designation.


PERKINS PORTFOLIO MANAGERS

JEFF KAUTZ
--------------------------------------------------------------------------------

                   is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.


ROBERT H. PERKINS
--------------------------------------------------------------------------------

                   is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. Previously, he was a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund. Mr. Perkins holds a Bachelor of Science degree in Business from Miami University.


                                                     Management of the Funds  71

THOMAS M. PERKINS
--------------------------------------------------------------------------------

                   has been the lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Fund's security selection. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.


BAY ISLE PORTFOLIO MANAGERS

JAKOB V. HOLM
--------------------------------------------------------------------------------

                   is Co-Manager of Small Company Value Fund. Mr. Holm was a Co-Manager of the Fund's predecessor, Berger Small Cap Value Fund II, since its inception in March 2002. Mr. Holm joined Bay Isle in 2000 as a research analyst, analyzing equity and fixed-income securities. Prior to joining Bay Isle, Mr. Holm worked at Sand Hill Advisors as a research analyst from 1997 until 2000. He received a Master of International Management focusing on finance from Thunderbird, American Graduate School of International Management and a Bachelor's degree in Economics from Augustana College. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.


 72 Janus Adviser Series

WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------

                   is Co-Manager of Small Company Value Fund and President and Chief Investment Officer of Bay Isle. Mr. Schaff was a Co-Manager of the Fund's predecessor, Berger Small Cap Value Fund II, since its inception in March 2002, and a portfolio manager on various accounts since 1986. Mr. Schaff co-founded Bay Isle Financial Corporation, the predecessor of Bay Isle in 1986, and served as its Chief Executive Officer and Chief Investment Officer from 1986-2001. He has a Master's degree in Engineering from the University of California, Davis. Mr. Schaff has earned the right to use the Chartered Financial Analyst designation.


INTECH PORTFOLIO MANAGERS

                   No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Funds. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

                                                     Management of the Funds  73

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY PERKINS


               The following chart shows the historical performance of the Perkins Mid Cap Value Equity Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Mid Cap Value Fund. The Russell Midcap Value Index is the benchmark for the Fund and the Composite. In addition, the S&P MidCap 400 Index is a secondary benchmark for the Composite.



               As of June 30, 2004, the Perkins Mid Cap Value Equity Composite
               consisted of           advisory accounts, including      mutual
               fund portfolios. As of this date, the total assets of the Perkins
               Mid Cap Value Equity Composite were approximately $     billion.
               The Janus mutual funds for which Perkins acts as subadviser are included in the Perkins Mid Cap Value Equity Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of Perkins and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



               The performance shown is after advisory fees and transaction costs charged to the accounts in the Composite have been deducted. Janus Adviser Mid Cap Value Fund's fees and expenses are generally expected to be higher than those reflected in the Composite, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composite were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which if imposed, could have adversely affected the Composite's performance. Except for the mutual fund accounts, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Mid Cap Value Fund. If these fees and expenses were included, returns would be lower. [TO BE UPDATED BY AMENDMENT]


 74 Janus Adviser Series

                          Average annual total return for periods ended 06/30/04



                                                    1 Year     5 Years   Since Inception(1)
  Perkins Mid Cap Value Equity Composite                 %          %               %
  Russell Midcap Value Index(2)                          %          %               %
  S&P MidCap 400 Index(3)                                %          %               %


(1) The inception date of the Composite was October 1, 1998. Total returns and expenses are not annualized for the first year of operations.

(2) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

(3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

                                                     Management of the Funds  75

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY INTECH

               The following chart shows the historical performance of the INTECH Broad Large Cap Growth Composite and the INTECH Large Cap Growth Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Risk-Managed Growth Fund. Both Composites and the Fund are managed using INTECH's Large Cap Growth Strategy. Both Composites and the Fund seek to outperform the benchmark index while managing downside risk. The benchmark index of the INTECH Broad Large Cap Growth Composite and the Fund is the Russell 1000 Growth Index, while the benchmark of the INTECH Large Cap Growth Composite is the S&P 500(R)/Barra Growth Index. The Broad Large Cap Growth version of the strategy and the Fund seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Growth Composite. The returns for the INTECH Large Cap Growth Composite are shown to illustrate INTECH's investment style and demonstrate INTECH's ability to achieve its primary objective of outperforming the applicable benchmark index with respect to the accounts included in the Composites. While there has been a high correlation between the two indices, the Fund's performance is expected to more closely track the performance of the Russell 1000 Growth Index.


               As of June 30, 2004, the INTECH Broad Large Cap Growth Composite
               consisted of      advisory accounts, including      mutual fund
               portfolios. As of this date, the total assets of the INTECH Broad
               Large Cap Growth Composite were approximately $          . The
               Janus mutual funds for which INTECH acts as subadviser are included in the INTECH Broad Large Cap Growth Composite. As of June 30, 2004, the INTECH Large Cap Growth Composite consisted of advisory accounts. As of this date, the total assets of the
               INTECH Large Cap Growth Composite were approximately $          .
               All accounts that have investment objectives, policies and strategies that are substantially similar to


 76 Janus Adviser Series
               the Fund's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composites and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Janus Adviser Risk-Managed Growth Fund's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Risk-Managed Growth Fund. If these fees and expenses were included, returns would be lower. [TO BE UPDATED BY AMENDMENT]



                         Average annual total returns for periods ended 06/30/04



                                                                                   Since      Inception
                                                  1 Year    5 Years   10 Years   Inception     Date(1)
  INTECH Broad Large Cap Growth Composite               %      N/A        N/A           %     10/31/2000
  Russell 1000 Growth Index(2)                          %      N/A        N/A           %     10/31/2000
  INTECH Large Cap Growth Composite                     %         %          %          %     06/30/1993
  S&P 500(R)/Barra Growth Index(3)                      %         %          %          %     06/30/1993


(1) Total returns and expenses are not annualized for the first year of operations.
(2) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.
(3) The S&P 500(R)/Barra Growth Index is designed to differentiate between fast growing companies and slower growing or undervalued companies and includes those stocks in the S&P 500(R) Index that have higher price/book ratios. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

                                                     Management of the Funds  77

               The following chart shows the historical performance of the INTECH Large Cap Core Aggressive Composite and the INTECH Large Cap Core Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Risk-Managed Core Fund. Both Composites and the Fund are managed using INTECH's Large Cap Core Strategy and use the S&P 500(R) as their benchmark index. Both Composites and the Fund seek to outperform the benchmark index while managing downside risk. The Large Cap Core Aggressive version of the strategy and the Fund seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Core Composite. Accordingly, their performance is expected to be more volatile relative to the benchmark index.



               As of June 30, 2004, the INTECH Large Cap Core Aggressive
               Composite consisted of      advisory accounts, including
               mutual fund portfolios. As of this date, the total assets of the INTECH Large Cap Core Aggressive Composite were approximately
               $     . The Janus mutual funds for which INTECH acts as
               subadviser are included in the INTECH Large Cap Core Aggressive Composite. As of June 30, 2004, the INTECH Large Cap Core
               Composite consisted of      advisory accounts. As of this date,
               the total assets of the INTECH Large Cap Core Composite were
               approximately $     . All accounts that have investment
               objectives, policies and strategies that are substantially similar to the Fund's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composites and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Janus Adviser Risk-Managed Core Fund's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the

 78 Janus Adviser Series
               mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Risk-Managed Core Fund. If these fees and expenses were included, returns would be lower. [TO BE UPDATED BY AMENDMENT]



                         Average annual total returns for periods ended 06/30/04



                                                                                Since        Inception
                                            1 Year     5 Years    10 Years    Inception       Date(1)
  INTECH Large Cap Core Aggressive
   Composite                                      %       N/A        N/A             %       07/31/2001
  S&P 500(R) Index(2)                             %       N/A        N/A             %       07/31/2001
  INTECH Large Cap Core Composite                 %          %          %            %       06/30/1987
  S&P 500(R) Index(2)                             %          %          %            %       06/30/1987


(1) Total returns and expenses are not annualized for the first year of operations.
(2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                                                     Management of the Funds  79

OTHER INFORMATION


--------------------------------------------------------------------------------


               CLASSES OF SHARES


               The Funds currently offer four classes of shares. Class R Shares is offered by this Prospectus. The Shares of all classes are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class I Shares, please call 1-800-525-0020.



               CLOSED FUND POLICIES



               The Funds may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Funds as an investment option would be able to direct contributions to that Fund through their plan, regardless of whether they invested in such Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds.


 80 Janus Adviser Series

               Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


               PENDING LEGAL MATTERS


               [TO BE UPDATED BY AMENDMENT]



               In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.



               The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.


                                                           Other information  81

               Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.



               On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds


 82 Janus Adviser Series
               increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.



               Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.



               The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.


                                                           Other information  83

               The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.



               In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.



               Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.


               ADMINISTRATIVE SERVICES FEE


               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of each Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Funds.


               DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class R Plan"), Class R Shares of the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.50% of the average daily net assets of a


 84 Janus Adviser Series

               Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for investors in Class R Shares. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than other types of sales charges.


               DISTRIBUTION OF THE FUNDS

               The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  85

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain qualifying dividend income may be paid to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Fund.


               DISTRIBUTION SCHEDULE



               Dividends for Growth and Income Fund and Balanced Fund are normally declared and distributed in March, June, September and December. Dividends for the other Equity Funds are normally declared and distributed in December. Dividends for Flexible Income Fund are normally declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December for all of the Funds.


               HOW DISTRIBUTIONS AFFECT NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If a Fund's share price

 86 Janus Adviser Series
               was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.


               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.



TAXES


               As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

                                                     Distributions and taxes  87

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions may be taxable at different rates depending on the length of time a Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you and to the IRS.

               Income dividends or capital gains distributions made by a Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUNDS

               Dividends, interest and some gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such

 88 Janus Adviser Series
               an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

               The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  89

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               Investors generally may not purchase or redeem shares of the funds directly. Shares may be purchased or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.


               With certain limited exceptions, the Funds are available only to U.S. citizens or residents.


PRICING OF FUND SHARES


               Investments in Class R Shares will be duly processed at the NAV next calculated after an order is received in good order by a Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class R Shares.



               In order to receive a day's price, your order must be received by a Fund or its agent by the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. Securities of the Funds are valued at market value or, if a market quotation is not readily available or is deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Trustees. If a security is valued using fair value pricing, a Fund's value for that security is likely to be different than the last quoted market price. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


               Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to

 90 Janus Adviser Series
               purchase or redeem the Fund's Shares to the extent a Fund is invested in such markets.



               All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.


PURCHASES


               Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.



               Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, see "Excessive Trading."




               MINIMUM INVESTMENT REQUIREMENTS
               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class R Shares of a Fund, except for defined contribution plans and broker wrap accounts.

                                                         Shareholder's guide  91

               SYSTEMATIC PURCHASE PLAN
               You may arrange for periodic investments by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


               Contact your financial intermediary or consult your plan documents to exchange into other Janus funds. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is generally a taxable transaction (except for qualified plan accounts).



               - You may generally exchange Shares of a Fund for Shares of the same class of any Fund in Janus Adviser Series, or of the same class of any Fund in Janus Adviser (another Trust advised by Janus Capital) offered through your financial intermediary or qualified plan.


               - You must meet the minimum investment amount for each Fund.

               - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


               - An exchange from Class R Shares of Worldwide Fund,
                 International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund held for three months or less may be subject to the Funds' redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, see "Redemption Fee."



               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading."


 92 Janus Adviser Series

REDEMPTIONS


               Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.


               Shares of any Fund may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               SYSTEMATIC WITHDRAWAL PLAN

               You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


               Redemptions (and exchanges) from Class I Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund held for three months or less may be subject to the Funds' redemption fee. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


               Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the

                                                         Shareholder's guide  93
               intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.


               However, the redemption fee does not apply to certain types of accounts held through intermediaries, including: (1) certain employer-sponsored retirement plans; (2) certain broker wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.



               In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.



               In addition to the circumstances noted in the preceding paragraph, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Funds from the effects of short-term trading. In addition, the Funds reserve the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.


EXCESSIVE TRADING


               The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to prevent


 94 Janus Adviser Series
               and discourage excessive short-term trading. As described below, however, the Funds may not be able to completely eliminate the possibility of excessive short term trading. Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, may increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds reserve the right to reject any purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe that the trading activity in the account(s) would be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio manager believes that he or she would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions accepted by your financial intermediary in violation of the Funds' excessive trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary. The trading history of accounts under common ownership or control within any of the Janus funds may be considered in enforcing these policies.



               Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. However, the Funds cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds.



               The Funds may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 - 90 days)


                                                         Shareholder's guide  95
               by investors who have recently redeemed Fund shares, requiring intermediaries to report the information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.



               Although trade monitoring and rejection of transactions by the Funds is intended to discourage excessive short-term trading, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, effectively conceal the identity of individual investors and their transactions from the Funds. This makes the Funds' identification of excessive short-term transactions in the Funds difficult and makes the elimination of excessive short-term trading in such accounts impractical without the assistance of the intermediary. While the Funds will encourage intermediaries to take necessary actions to prevent, identify and discourage excessive short-term trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive short-term trading.


               The Funds' excessive trading policy generally does not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


PORTFOLIO HOLDINGS DISCLOSURE POLICY



               The Funds' full portfolio holdings, as well as industry, security, and regional breakdowns, are published monthly, with a 30-day lag, on janus.com. In addition, the Funds' top portfolio holdings in order or position size are published quarterly, with a 15-day lag, on janus.com. Most Funds disclose their top ten portfolio


 96 Janus Adviser Series
               holdings. However, Janus Adviser Capital Appreciation Fund discloses only its top five portfolio holdings. The Funds also provide the percentage of their total portfolios that are represented by their top five or ten holdings.


SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Funds that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  97

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


               No financial highlights are shown for Class R Shares since they did not commence operations until September 30, 2004.


 98 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                                Glossary of investment terms  99
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates.

 100 Janus Adviser Series

               In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

                                               Glossary of investment terms  101

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.


               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.


               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

 102 Janus Adviser Series
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


               CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.


               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified

                                               Glossary of investment terms  103
               price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase and write put and call options on securities, securities indices and foreign

 104 Janus Adviser Series
               currencies. The Funds may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. For "naked" short sales, a Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which

                                               Glossary of investment terms  105
               it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


 106 Janus Adviser Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------


               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins or Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB-........................ Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.

                Non-Investment Grade
                BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

                                           Explanation of rating categories  107

MOODY'S INVESTORS
SERVICE, INC.


                BOND RATING               EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa...................... Highest quality, smallest degree of investment risk.
                Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond
                                          group.
                A........................ Upper to medium-grade obligations;
                                          many favorable investment attributes.
                Baa...................... Medium-grade obligations; neither highly protected nor poorly secured.
                                          Interest and principal appear adequate
                                          for the present but certain protective
                                          elements may be lacking or may be
                                          unreliable over any great length of
                                          time.

                Non-Investment Grade
                Ba....................... More uncertain, with speculative elements. Protection of interest and
                                          principal payments not well
                                          safeguarded during good and bad times.
                B........................ Lack characteristics of desirable investment; potentially low assurance
                                          of timely interest and principal
                                          payments or maintenance of other
                                          contract terms over time.
                Caa...................... Poor standing, may be in default;
                                          elements of danger with respect to
                                          principal or interest payments.
                Ca....................... Speculative in a high degree; could be in default or have other marked
                                          shortcomings.
                C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.


 108 Janus Adviser Series

               Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.


SECURITIES HOLDINGS BY RATING CATEGORY


               During the fiscal year ended July 31, 2004, the percentage of securities holdings for Flexible Income Fund by rating category based on a weighted monthly average was: [TO BE UPDATED BY AMENDMENT]



                FLEXIBLE INCOME FUND
                ---------------------------------------------------------------

                 BONDS-S&P RATING:
                 AAA                                                          %
                 AA                                                           %
                 A                                                            %
                 BBB                                                          %
                 BB                                                           %
                 B                                                            %
                 CCC                                                          %
                 CC                                                           %
                 C                                                            %
                 Not Rated                                                    %
                 Preferred Stock                                              %
                 Cash and Options                                             %
                 TOTAL                                                     100%
                ---------------------------------------------------------------



               No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal year ended July 31, 2004.


                                           Explanation of rating categories  109

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

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

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

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor, broker or financial institution. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Funds.


                   The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on the
                   operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.


                      (JANUS LOGO)

                               www.janus.com


                               151 Detroit Street


                               Denver, CO 80206-4805

                               1-800-525-0020


            The Trust's Investment Company Act File No. is 811-9885

                             September 30, 2004



                         Growth & Core

                          Janus Adviser Growth Fund
                          Janus Adviser Capital Appreciation Fund
                          Janus Adviser Mid Cap Growth Fund
                          Janus Adviser Growth and Income Fund
                          Janus Adviser Core Equity Fund
                          Janus Adviser Balanced Fund





                         International & Global

                          Janus Adviser Worldwide Fund
                          Janus Adviser International Growth Fund
                          Janus Adviser Foreign Stock Fund
                            (Formerly named International Value Fund)




                         Value
                          Janus Adviser Mid Cap Value Fund
                          Janus Adviser Small Company Value Fund
                            (Formerly named Janus Adviser Small Cap Value Fund)





                         Risk-Managed

                          Janus Adviser Risk-Managed Growth Fund
                            (Formerly named Janus Adviser Risk-Managed Large Cap Growth Fund)
                          Janus Adviser Risk-Managed Core Fund
                            (Formerly named Janus Adviser Risk-Managed Large Cap Growth Fund)





                         Fixed-Income

                          Janus Adviser Flexible Income Fund
                          Janus Adviser Money Market Fund

                              JANUS ADVISER SERIES

                                 CLASS A SHARES

                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                         This Prospectus describes fifteen portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives, including growth of capital, capital appreciation, current income and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Risk-Managed Growth Fund and Risk-Managed Core Fund (together, the "Risk-Managed Funds") are subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Mid Cap Value Fund is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Small Company Value Fund is subadvised by Bay Isle Financial LLC ("Bay Isle").


                         Each Fund in this Prospectus, except Janus Adviser Money Market Fund, currently offers four classes of shares. Janus Adviser Money Market Fund currently offers three classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Each Class of Shares is available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                RISK/RETURN SUMMARY
                   Equity Funds.......................................    2
                   Flexible Income Fund...............................   30
                   Money Market Fund..................................   34
                   Fees and expenses..................................   38
                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                AND RISKS
                   Equity Funds.......................................   46
                   Flexible Income Fund...............................   56
                   General portfolio policies of the Funds other than
                   Money Market Fund..................................   59
                   Risks for Equity Funds.............................   64
                   Risks for Flexible Income Fund.....................   66
                   Risks Common to all Non-Money Market Funds.........   67
                   Money Market Fund..................................   71
                MANAGEMENT OF THE FUNDS
                   Investment adviser.................................   76
                   Management expenses................................   78
                   Subadvisers........................................   81
                   Investment personnel...............................   82
                   Performance of comparable accounts managed by
                   Perkins............................................   90
                   Performance of comparable accounts managed by
                   INTECH.............................................   92
                OTHER INFORMATION.....................................   96
                DISTRIBUTIONS AND TAXES
                   Distributions......................................  103
                   Funds other than Money Market Fund.................  103
                   Money Market Fund..................................  104
                   Taxes..............................................  105
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.............................  107
                   Choosing a share class.............................  108
                   Purchases..........................................  109
                   Exchanges..........................................  114
                   Redemptions........................................  115
                   Excessive trading..................................  117
                   Shareholder communications.........................  120
                FINANCIAL HIGHLIGHTS..................................  121
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities.........................  137
                   Futures, options and other derivatives.............  141
                   Other investments, strategies and/or techniques....  143
                EXPLANATION OF RATING CATEGORIES......................  145


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

EQUITY FUNDS

               The Equity Funds are designed for long-term investors who primarily seek growth of capital or capital appreciation and who can tolerate the greater risks associated with common stock investments. Although Growth and Income Fund and Balanced Fund may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY FUNDS?

--------------------------------------------------------------------------------

               GROWTH & CORE


               - GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               - CAPITAL APPRECIATION FUND, MID CAP GROWTH FUND AND CORE
                 EQUITY FUND seek long-term growth of capital.

               - GROWTH AND INCOME FUND seeks long-term capital growth and current income.

               - BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


               INTERNATIONAL & GLOBAL


               - WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               - INTERNATIONAL GROWTH FUND AND FOREIGN STOCK FUND seek
                 long-term growth of capital.

               VALUE


               - MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND seek capital appreciation


               RISK-MANAGED


               - RISK-MANAGED GROWTH FUND AND RISK-MANAGED CORE FUND seek long-term growth of capital.

 2 Janus Adviser Series

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. Certain of these Funds have a policy of investing at least 80% of net assets in the type of securities suggested by a Fund's name. For Funds with such a policy, the Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to a Fund's objective or principal investment policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY FUNDS?

               Within the parameters of its specific investment policies discussed below, each Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, each Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Mid Cap Growth Fund, Core Equity Fund, Foreign Stock Fund, Mid Cap Value Fund and Small Company Value Fund).

               The Janus portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Funds' portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with a Fund's investment policies. If a portfolio manager is unable to find such investments, a Fund's uninvested assets may be held in cash or similar investments.

               MID CAP VALUE FUND (SUBADVISED BY PERKINS) focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for

                                                          Risk/return summary  3
               recovery. Mid Cap Value Fund's portfolio managers generally look for companies with:


               - a low price relative to their assets, earnings, cash flow or business franchise



               - products and services that give them a competitive advantage



               - quality balance sheets and strong management


               SMALL COMPANY VALUE FUND (SUBADVISED BY BAY ISLE) uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio managers generally look for companies:


               - that have reasonably solid fundamentals



               - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flows or franchise values



               THE RISK-MANAGED FUNDS (SUBADVISED BY INTECH) pursue their objectives by applying a mathematical process to construct an investment portfolio from the universe of common stocks within their respective benchmark indices. The goal of this process is to build portfolios of stocks in a more efficient combination than the benchmark indices. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the indices that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation (providing the potential for lower relative risk). By constructing portfolios in this manner and continually rebalancing the portfolios to maintain "efficient" weightings, INTECH's mathematical process seeks to create portfolios that produce returns in excess of their respective benchmarks with an equal or lesser amount of risk.



GROWTH & CORE


               GROWTH FUND invests primarily in common stocks selected for their growth potential. Although the Fund can invest in compa-

 4 Janus Adviser Series
               nies of any size, it generally invests in larger, more established companies.

               CAPITAL APPRECIATION FUND invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               MID CAP GROWTH FUND invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

               GROWTH AND INCOME FUND normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

               CORE EQUITY FUND invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Fund may invest in companies of any size.

               BALANCED FUND normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income senior securities.


INTERNATIONAL & GLOBAL


               WORLDWIDE FUND invests primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including

                                                          Risk/return summary  5
               the United States. The Fund may, under unusual circumstances, invest in fewer than five countries or even a single country.


               INTERNATIONAL GROWTH FUND invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.



               FOREIGN STOCK FUND invests, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country. The Fund emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.


VALUE


               MID CAP VALUE FUND invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly.



               SMALL COMPANY VALUE FUND invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. This average is updated monthly. The Fund primarily


 6 Janus Adviser Series
               invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser.


RISK-MANAGED


               RISK-MANAGED GROWTH FUND invests primarily in common stocks of large-sized companies selected for their growth potential. The Fund seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

               RISK-MANAGED CORE FUND invests primarily in common stocks of large-sized companies selected for their growth potential. The Fund seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500(R) Index, among other risk control techniques.

               For purposes of Funds with 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY FUNDS?

               The biggest risk is that a Fund's returns may vary, and you could lose money. The Equity Funds are each designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

               CAPITAL APPRECIATION FUND AND FOREIGN STOCK FUND are classified as nondiversified. This means they may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.


               MID CAP GROWTH FUND'S and MID CAP VALUE FUND'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. These Funds' investments may often be


                                                          Risk/return summary  7
               focused in a small number of business sectors, which may pose greater market and liquidity risks.


               The income component of GROWTH AND INCOME FUND'S AND BALANCED FUND'S holdings may include fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


               WORLDWIDE FUND, INTERNATIONAL GROWTH FUND AND FOREIGN STOCK FUND may have significant exposure to foreign markets, including emerging markets. As a result, their returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Funds' investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


               The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or, in the case of FOREIGN STOCK FUND, MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND, if the Fund's portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, that Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.


               SMALL COMPANY VALUE FUND'S share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

 8 Janus Adviser Series

               For the RISK-MANAGED FUNDS, the proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction as the benchmark does not result in selecting stocks with continuing volatility or the same tendency to move in the same or opposite direction as the benchmark, as anticipated, the Funds may not outperform the benchmark indices.



               An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



               The following information provides some indication of the risks of investing in the Equity Funds by showing how each Equity Fund's performance has varied over time. The Funds' Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following pages for Class A Shares reflects the performance of the Funds' Class I Shares, from August 1, 2000 to December 31, 2003, and the historical performance of other classes of shares or predecessor funds for periods prior to August 1, 2000, as explained below. The performance shown on the following pages for Class C Shares reflects the performance of Class C Shares from September 30, 2002 to December 31, 2003, the performance of Class I Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares or predecessor funds for periods prior to August 1, 2000, as explained below.



               Class I Shares of certain Funds commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Funds of Janus Adviser Series. The


                                                          Risk/return summary  9
               returns for these Funds reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. Since Class I Shares of Janus Adviser Risk-Managed Growth Fund, Janus Adviser Foreign Stock Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Mid Cap Value Fund and Janus Adviser Small Company Value Fund commenced operations after August 1, 2000 they were not a part of this reorganization. Pursuant to a tax-free reorganization that occurred on April 21, 2003, all of the assets of Berger Small Cap Value Fund II were transferred to Janus Adviser Small Company Value Fund. The performance information provided for periods prior to the effective date of the reorganization is for Berger Small Cap Value Fund II - Investor Shares, the predecessor to Janus Adviser Small Company Value Fund. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees or expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.



               The bar charts depict the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Funds. If sales charges were included, the returns would be lower. The tables compare each Fund's average annual returns for the periods indicated to a broad-based securities market index or indices. [TO BE UPDATED BY AMENDMENT]


 10 Janus Adviser Series

               GROWTH FUND



                 Annual returns for periods ended 12/31
                        2.31%  29.47%  17.64%  21.74%  34.99%  44.12%  (13.10%)  (23.23%)  (26.49%)
                        1994    1995    1996    1997    1998    1999     2000      2001      2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                      1 year(1)    5 years    10 years         (9/13/93)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes
                    on Distributions
                  Return After Taxes
                    on Distributions
                    and Sale of Fund
                    Shares(3)
                Class A Shares(4)
                S&P 500(R) Index(5)
                  (reflects no
                    deduction for
                    expenses, fees or
                    taxes)
                Russell 1000 Growth
                  Index(6)
                  (reflects no
                    deduction for
                    expenses, fees or
                    taxes)
                                      --------------------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


                                                         Risk/return summary  11

               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.




               (5) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


               (6) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.


 12 Janus Adviser Series

               CAPITAL APPRECIATION FUND



                 Annual returns for periods ended 12/31
                                                          57.37%  6.16%  (16.34%)  (21.83%)  (15.85%)
                                                           1998   1999     2000      2001      2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                1 year(1)   5 years         (5/1/97)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(3)
                Class A Shares(4)
                S&P 500(R) Index(5)
                  (reflects no deduction for
                    expenses, fees or taxes)
                Russell 1000 Growth Index(6)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                ----------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


                                                         Risk/return summary  13

               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.




               (5) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


               (6) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.


 14 Janus Adviser Series

               MID CAP GROWTH FUND



                 Annual returns for periods ended 12/31
                                 16.03%  26.92%  7.19%  11.91%  33.58%  124.34%  (32.99%)  (39.02%)  (27.72%)
                                  1994    1995   1996    1997    1998    1999      2000      2001      2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                          Average annual total return for periods ended 12/31/03
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                            1 year(1)   5 years   10 years        (9/13/93)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares(3)
                Class A Shares(4)
                Russell Midcap Growth
                  Index(5)                                                              (6)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                S&P MidCap 400 Index(7)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                            --------------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


                                                         Risk/return summary  15

               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.




               (5) The Russell Midcap Growth Index consists of stocks from the
                   Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by a total market capitalization.




               (6) The average annual total return was calculated based on historical information from August 31, 1993 to December 31, 2003 for the Russell Midcap Growth Index.


               (7) The S&P MidCap 400 Index is an unmanaged group of 400
                   domestic stocks chosen for their market size, liquidity and industry group representation.


 16 Janus Adviser Series

               GROWTH AND INCOME FUND



                 Annual returns for periods ended 12/31
                                                     73.20%  (15.40%)  (12.82%)  (19.45%)
                                                      1999     2000      2001      2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                 1 year(1)  5 years          (5/1/98)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(3)
                Class A Shares(4)
                S&P 500(R) Index(5)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                 ---------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.




               (5) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


                                                         Risk/return summary  17

               CORE EQUITY FUND



                 Annual returns for periods ended 12/31
                                                45.55%  40.94%  (8.31%)  (13.03%)  (17.86%)
                                                 1998    1999    2000      2001      2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                  1 year(1)   5 years        (5/1/97)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(3)
                Class A Shares(4)
                S&P 500(R) Index(5)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                  --------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.




               (5) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


 18 Janus Adviser Series

               BALANCED FUND



                 Annual returns for periods ended 12/31
                           0.84%  24.50%  15.39%  20.99%  33.59%  26.13%  (2.17%)  (4.84%)  (6.57%)
                           1994    1995    1996    1997    1998    1999    2000     2001     2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                          Average annual total return for periods ended 12/31/03
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                            1 year(1)   5 years   10 years        (9/13/93)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares(3)
                Class A Shares(4)
                S&P 500(R) Index(5)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                Lehman Brothers
                  Gov't/Credit Index(6)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                Balanced Index(7)                                                     (8)
                  (reflects no deductions
                    for expenses, fees or
                    taxes)
                                            --------------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


                                                         Risk/return summary  19

               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.




               (5) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.


               (6) The Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


               (7)The Balanced Index is a hypothetical combination of unmanaged indices. This index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Gov't/Credit Index (45%).


               (8) The average annual return was calculated based on historical information from September 30, 1993 to December 31, 2003 for the Balanced Index.


 20 Janus Adviser Series

               WORLDWIDE FUND



                 Annual returns for periods ended 12/31
                        1.20%  26.82%  28.15%  20.96%  28.25%  63.66%  (14.65%)  (21.07%)  (26.00%)
                        1994    1995    1996    1997    1998    1999     2000      2001      2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                         1 year(1)   5 years   10 years        (9/13/93)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(3)
                Class A Shares(4)
                Morgan Stanley Capital
                  International World
                  Index(SM)(5)
                  (reflects no deduction
                    for expenses, fees
                    or taxes)
                                         -----------------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


                                                         Risk/return summary  21

               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.




               (5) The Morgan Stanley Capital International World Index(SM) is a
                   market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.


 22 Janus Adviser Series

               INTERNATIONAL GROWTH FUND



                 Annual returns for periods ended 12/31
                             22.92%  32.76%  16.15%  16.86%  81.32%  (13.04%)  (22.78%)  (25.62%)
                              1995    1996    1997    1998    1999     2000      2001      2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                  1 year(1)   5 years        (5/2/94)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(3)
                Class A Shares(4)
                Morgan Stanley Capital
                  International EAFE(R) Index(5)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                  --------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.




               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.


               (5) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market


                                                         Risk/return summary  23
                   structure of Developed Market countries in Europe, Australasia and the Far East.


 24 Janus Adviser Series

               FOREIGN STOCK FUND*



                 Annual returns for periods ended 12/31
                                                                           (17.53%)
                                                                             2002     2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                           Since Inception
                                                              1 year(1)       (5/1/01)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(3)
                Class A Shares(4)
                Morgan Stanley Capital International
                  EAFE--Registered Trademark-- Index(5)
                  (reflects no deduction for expenses, fees
                    or taxes)
                                                              --------------------------



                *  Formerly named International Value Fund.


               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.




               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.


               (5) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market structure of Developed Market countries in Europe, Australasia and the Far East.


                                                         Risk/return summary  25

               MID CAP VALUE FUND


                 Annual returns for periods ended 12/31
                                                                                    2003

                 Best Quarter:       Worst Quarter:


               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                            Since Inception
                                                                1 year(1)     (12/31/02)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(3)
                Class A Shares(4)
                Russell Midcap Value Index(5)
                  (reflects no deduction for expenses, fees or
                    taxes)
                                                                ------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.




               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.


               (5) The Russell Midcap Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.


 26 Janus Adviser Series

               SMALL COMPANY VALUE FUND*


                 Annual returns for periods ended 12/31
                                                                                    2003

                 Best Quarter:       Worst Quarter:


               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                            1 year(1)        (3/28/02)
                Class C Shares(2)
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(3)
                Class A Shares(4)
                Russell 2000 Value Index(5)
                  (reflects no deduction for expenses, fees
                    or taxes)
                                                            ----------------------------



                *  Formerly named Small Cap Value Fund.


               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.




               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.


               (5) The Russell 2000 Value Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies


                                                         Risk/return summary  27
                   with lower price-to-book and price-to-earnings ratios. It is a generally recognized indicator used to measure overall small company value-stock performance.


 28 Janus Adviser Series

               Since Risk-Managed Growth Fund and Risk-Managed Core Fund did not commence operations until January 2, 2003, performance information is not included for these Funds. Performance history will be available for the Funds after they have been in operation for one calendar year. The performance of these Funds will be compared to the following benchmarks:


               - Risk-Managed Growth Fund - Russell 1000 Growth Index

               - Risk-Managed Core Fund - S&P 500(R) Index




               After-tax returns are calculated using distributions for each of the Funds' Class I Shares, except Janus Adviser Small Company Value Fund, for the period August 1, 2000 to December 31, 2002, and for each of the Funds' Class C Shares except Janus Adviser Small Company Value Fund, for the period January 1, 2003 to December 31, 2003; if applicable, actual distributions for any predecessor funds for the period May 1, 1997 to July 31, 2000; and, if applicable, actual distributions for Institutional Shares of the corresponding Janus Aspen Series fund for periods prior to May 1, 1997. After-tax returns are calculated using distributions for Janus Adviser Small Company Value Fund - Class C Shares for the period April 22, 2003 to December 31, 2003 and for Berger Small Cap Value Fund II - Investor Shares for the periods prior to April 22, 2003. If Class C Shares of the Funds had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


               After-tax returns are only shown for Class C Shares of the Funds. After-tax returns for Class A Shares will vary from those shown


                                                         Risk/return summary  29
               for Class C Shares due to varying sales charges and expenses among the classes.


               The Equity Funds' past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

FLEXIBLE INCOME FUND

               Flexible Income Fund is designed for long-term investors who primarily seek total return.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME FUND?

--------------------------------------------------------------------------------

               FIXED-INCOME


               - FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME FUND?

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign debt and equity securities.

 30 Janus Adviser Series

               Flexible Income Fund invests primarily in a wide variety of income-producing securities such as corporate bonds and notes; government securities, including agency securities; and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its total assets in income-producing securities. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.


               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME FUND?

               Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.


               The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.



               The Fund will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  31

               The following information provides some indication of the risks of investing in Flexible Income Fund by showing how the Fund's performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown below for Class A Shares reflects the performance of the Fund's Class I Shares, from August 1, 2000 to December 31, 2003, and the historical performance of other classes of shares or predecessor funds for periods prior to August 1, 2000, as explained below. The performance shown for Class C Shares reflects the performance of Class C Shares from September 30, 2002 to December 31, 2003, the performance of Class I Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares or predecessor funds for periods prior to August 1, 2000, as explained below. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees or expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.



               The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. [TO BE UPDATED BY AMENDMENT]


 32 Janus Adviser Series

               FLEXIBLE INCOME FUND



                 Annual returns for periods ended 12/31
                                  (1.25%)  23.47%  8.62%  10.77%  8.58%  0.90%  6.10%  7.20%  9.70%
                                   1994     1995   1996    1997   1998   1999   2000   2001   2002    2003

                 Best Quarter:       Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                        Average annual total return for periods ended 12/31/03
                                        ------------------------------------------------------
                                                                             Since Inception
                                                                           of Predecessor Fund
                                          1 year(1)   5 years   10 years        (9/13/93)
                Class C Shares(2)
                Return Before Taxes
                Return After Taxes on
                  Distributions
                Return After Taxes on
                  Distributions and Sale
                  of Fund Shares(3)
                Class A Shares(4)
                Lehman Brothers
                  Gov't/Credit Index(5)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                          ----------------------------------------------



               (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


               (2) Calculated assuming 1% sales charge imposed on purchases.
                   This charge was eliminated effective September 30, 2004.


               (3) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (4) Calculated assuming maximum permitted sales loads. Return is before taxes.


               (5) The Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


                                                         Risk/return summary  33

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2003; actual distributions for the Predecessor Fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Flexible Income Portfolio for periods prior to May 1, 1997. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


               After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.


               Flexible Income Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

MONEY MARKET FUND

               Money Market Fund is designed for investors who seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MONEY MARKET FUND?

--------------------------------------------------------------------------------

               FIXED-INCOME


               - MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there

 34 Janus Adviser Series
               is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MONEY MARKET FUND?

               Money Market Fund will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital. The Fund invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN MONEY MARKET FUND?

               The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although Money Market Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


               The following information provides some indication of the risks of investing in Money Market Fund by showing how the Fund's performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance


                                                         Risk/return summary  35
               shown reflects the performance of Class C Shares from January 1, 2003 to December 31, 2003, the performance of Class I Shares from August 1, 2000 to December 31, 2003, and the historical performance of other classes of shares or predecessor funds for periods prior to August 1, 2000, as explained below.





               Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees or expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.



               The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. [TO BE UPDATED BY AMENDMENT]


 36 Janus Adviser Series

               MONEY MARKET FUND(1)



                 Annual returns for periods ended 12/31
                                                4.24%  4.02%  4.85%  4.45%  5.75%  3.33%  1.09%
                                                1996   1997   1998   1999   2000   2001   2002    2003

                 Best Quarter:      Worst Quarter:



               (1) Class A Shares performance will differ due to different sales loads and expenses.



               The seven-day yield for the Fund's Class A Shares on December 31,
               2003 was      %. The yield for Class A Shares of Money Market
               Fund is based on Money Market Fund's Class I Shares' yield. Class A Shares of Money Market Fund were not available until September 30, 2004. [TO BE UPDATED BY AMENDMENT]



               The seven-day yield for the Fund's Class C Shares on December 31,
               2003 was      %. [TO BE UPDATED BY AMENDMENT]


               For Money Market Fund's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.

               Money Market Fund's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  37

FEES AND EXPENSES


               The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. The information shown for Class A Shares is based upon the estimated annualized expenses, including networking or omnibus account expenses that Class A Shares expect to incur in their initial fiscal year. All of the fees and expenses shown for Class C Shares, were determined based on net assets as of the fiscal year ended July 31, 2004, restated to reflect new networking or omnibus account expenses that Class C Shares expect to incur. The fees and expenses for both Class A Shares and Class C Shares have been restated to reflect reductions in the Funds' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.


               SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees.


               ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.



               [TO BE UPDATED BY AMENDMENT]


 38 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A  Class C
Maximum Sales Charge (load)
    Equity Funds............................................  5.75%    1.00%
    Flexible Income Fund....................................  4.75%    1.00%
    Money Market Fund(2)....................................  N/A      N/A
  Imposed on Purchases (as a percentage of offering price)
    Equity Funds............................................  5.75%(3) N/A(4)
    Flexible Income Fund....................................  4.75%(3) N/A(4)
    Money Market Fund(2)....................................  N/A      N/A
  Deferred Sales Charge (as a percentage of the lower of
    original purchase price or redemption proceeds).........  None(5)  1.00%(6)



--------------------------------------------------------------------------------

                                ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                     Total Annual             Net Annual
                                                        Distribution                     Fund                    Fund
                                           Management     (12b-1)         Other       Operating     Expense    Operating
                                              Fee         Fees(7)      Expenses(8)   Expenses(9)    Waivers   Expenses(9)
  GROWTH & CORE
  Growth Fund -
     Class A                                 0.64%         0.25%              %             %            %           %
     Class C                                 0.64%         1.00%              %             %            %           %
  Capital Appreciation Fund -
     Class A                                 0.64%         0.25%              %             %            %           %
     Class C                                 0.64%         1.00%              %             %            %           %
  Mid Cap Growth Fund -
     Class A                                 0.64%         0.25%              %             %            %           %
     Class C                                 0.64%         1.00%              %             %            %           %
  Growth and Income Fund -
     Class A                                 0.62%         0.25%              %             %            %           %
     Class C                                 0.62%         1.00%              %             %            %           %
  Core Equity Fund -
     Class A                                 0.60%         0.25%              %             %            %           %
     Class C                                 0.60%         1.00%              %             %            %           %
  Balanced Fund -
     Class A                                 0.55%         0.25%              %             %            %           %
     Class C                                 0.55%         1.00%              %             %            %           %
  INTERNATIONAL & GLOBAL
  Worldwide Fund -
     Class A                                 0.60%         0.25%              %             %            %           %
     Class C                                 0.60%         1.00%              %             %            %           %
  International Growth Fund -
     Class A                                 0.64%         0.25%              %             %            %           %
     Class C                                 0.64%         1.00%              %             %            %           %
  Foreign Stock Fund(10) -
     Class A                                 0.64%         0.25%              %             %            %           %
     Class C                                 0.64%         1.00%              %             %            %           %


                                                         Risk/return summary  39

                                ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                    Total Annual             Net Annual
                                                       Distribution                     Fund                    Fund
                                          Management     (12b-1)         Other       Operating     Expense    Operating
                                             Fee         Fees(7)      Expenses(8)   Expenses(9)    Waivers   Expenses(9)
  VALUE
   Mid Cap Value Fund -
     Class A                                0.64%          0.25%             %              %           %           %
     Class C                                0.64%          1.00%             %              %           %           %
   Small Company Value Fund(11) -
     Class A                                0.74%          0.25%             %              %           %           %
     Class C                                0.74%          1.00%             %              %           %           %
  RISK-MANAGED
   Risk-Managed Growth Fund(12) -
     Class A                                0.50%          0.25%             %              %           %           %
     Class C                                0.50%          1.00%             %              %           %           %
   Risk-Managed Core Fund(13) -
     Class A                                0.50%          0.25%             %              %           %           %
     Class C                                0.50%          1.00%             %              %           %           %
  FIXED-INCOME
   Flexible Income Fund -
     Class A                                0.50%          0.25%             %              %           %           %
     Class C                                0.50%          1.00%             %              %           %           %
   Money Market Fund -
     Class A                                0.25%          0.25%             %              %           %           %
     Class C                                0.25%          0.25%(14)         %              %           %           %


 40 Janus Adviser Series

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

  (2) Class A Shares and Class C Shares of Money Market Fund are not available for initial purchase, only for exchanges.


  (3) Sales charges may be waived for certain investors.


  (4) The 1% sales charge imposed on purchases has been eliminated.


  (5) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.


  (6) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase.


  (7) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


  (8) Other expenses may include networking or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (9) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses to the levels indicated under Management of the Funds until at least December 1, 2005.




 (10) Formerly named International Value Fund.


 (11) Formerly named Small Cap Value Fund.


 (12) Formerly named Risk-Managed Large Cap Growth Fund.


 (13) Formerly named Risk-Managed Large Cap Core Fund.


 (14) Janus Distributors LLC has agreed to a waiver, which will reduce the amount of 12b-1 fees payable by Money Market Fund from 1.00% on Class C Shares to 0.25%. This waiver will continue until at least December 1, 2005.


                                                         Risk/return summary  41

[TO BE UPDATED BY AMENDMENT]



 EXAMPLES:


 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. All of the examples assume that your investment has a 5% return each year, and that the Fund's operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in the Funds for the time periods indicated and reinvest all dividends and distributions without a sales charge. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:



                                          1 Year(1)(2)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:         -------------------------------------------------------------
  GROWTH & CORE
    Growth Fund - Class A                     $              $              $                $
    Capital Appreciation Fund - Class A       $              $              $                $
    Mid Cap Growth Fund - Class A             $              $              $                $
    Growth and Income Fund - Class A          $              $              $                $
    Core Equity Fund - Class A                $              $              $                $
    Balanced Fund - Class A                   $              $              $                $
  INTERNATIONAL & GLOBAL
    Worldwide Fund - Class A                  $              $              $                $
    International Growth Fund - Class A       $              $              $                $
    Foreign Stock Fund(4) - Class A           $              $              $                $
  VALUE
    Mid Cap Value Fund - Class A              $              $              $                $
    Small Company Value Fund(5) - Class
      A                                       $              $              $                $
  RISK-MANAGED
    Risk-Managed Growth Fund(6) - Class
      A                                       $              $              $                $
    Risk-Managed Core Fund(7) - Class A       $              $              $                $
  FIXED-INCOME
    Flexible Income Fund - Class A            $              $              $                $
    Money Market Fund - Class A               $              $              $                $


 42 Janus Adviser Series

                                                1 Year(8)   3 Years(3)   5 Years(3)   10 Years(3)
  IF CLASS C SHARES ARE REDEEMED:               -------------------------------------------------
  GROWTH & CORE
    Growth Fund - Class C                        $            $            $            $
    Capital Appreciation Fund - Class C          $            $            $            $
    Mid Cap Growth Fund - Class C                $            $            $            $
    Growth and Income Fund - Class C             $            $            $            $
    Core Equity Fund - Class C                   $            $            $            $
    Balanced Fund - Class C                      $            $            $            $
  INTERNATIONAL & GLOBAL
    Worldwide Fund - Class C                     $            $            $            $
    International Growth Fund - Class C          $            $            $            $
    Foreign Stock Fund(4) - Class C              $            $            $            $
  VALUE
    Mid Cap Value Fund - Class C                 $            $            $            $
    Small Company Value Fund(5) - Class C        $            $            $            $
  RISK-MANAGED
    Risk-Managed Growth Fund(6) - Class C        $            $            $            $
    Risk-Managed Core Fund(7) - Class C          $            $            $            $
  FIXED-INCOME
    Flexible Income Fund - Class C               $            $            $            $
    Money Market Fund - Class C                  $            $            $            $


                                                         Risk/return summary  43

                                          1 Year(1)(3)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:     -------------------------------------------------------------
  GROWTH & CORE
    Growth Fund - Class A                     $             $               $                $
    Capital Appreciation Fund - Class A       $             $               $                $
    Mid Cap Growth Fund - Class A             $             $               $                $
    Growth and Income Fund - Class A          $             $               $                $
    Core Equity Fund - Class A                $             $               $                $
    Balanced Fund - Class A                   $             $               $                $
  INTERNATIONAL & GLOBAL
    Worldwide Fund - Class A                  $             $               $                $
    International Growth Fund - Class A       $             $               $                $
    Foreign Stock Fund(4) - Class A           $             $               $                $
  VALUE
    Mid Cap Value Fund - Class A              $             $               $                $
    Small Company Value Fund(5) - Class
      A                                       $             $               $                $
  RISK-MANAGED
    Risk-Managed Growth Fund(6) - Class
      A                                       $             $               $                $
    Risk-Managed Core Fund(7) - Class A       $             $               $                $
  FIXED-INCOME
    Flexible Income Fund - Class A            $             $               $                $
    Money Market Fund - Class A               $             $               $                $



                                                1 Year(3)   3 Years(3)   5 Years(3)   10 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:           -------------------------------------------------
  GROWTH & CORE
    Growth Fund - Class C                        $            $            $            $
    Capital Appreciation Fund - Class C          $            $            $            $
    Mid Cap Growth Fund - Class C                $            $            $            $
    Growth and Income Fund - Class C             $            $            $            $
    Core Equity Fund - Class C                   $            $            $            $
    Balanced Fund - Class C                      $            $            $            $
  INTERNATIONAL & GLOBAL
    Worldwide Fund - Class C                     $            $            $            $
    International Growth Fund - Class C          $            $            $            $
    Foreign Stock Fund(4) - Class C              $            $            $            $
  VALUE
    Mid Cap Value Fund - Class C                 $            $            $            $
    Small Company Value Fund(5) - Class C        $            $            $            $
  RISK-MANAGED
    Risk-Managed Growth Fund(6) - Class C        $            $            $            $
    Risk-Managed Core Fund(7) - Class C          $            $            $            $
  FIXED-INCOME
    Flexible Income Fund - Class C               $            $            $            $
    Money Market Fund - Class C                  $            $            $            $


 44 Janus Adviser Series

  (1) Assumes the payment of the maximum initial sales charge at the time of purchase for all Funds except Money Market Fund, which is only available through an exchange from another Fund and not available for initial purchase. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.


  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.

  (3) Contingent deferred sales charge not applicable.



  (4) Formerly named International Value Fund.


  (5) Formerly named Small Cap Value Fund.


  (6) Formerly named Risk-Managed Large Cap Growth Fund.


  (7) Formerly named Risk-Managed Large Cap Core Fund.


  (8) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase.


                                                         Risk/return summary  45

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

EQUITY FUNDS

               This section takes a closer look at the investment objectives of each of the Equity Funds, their principal investment strategies and certain risks of investing in the Equity Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


GROWTH & CORE


               GROWTH FUND

               Growth Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

               CAPITAL APPRECIATION FUND
               Capital Appreciation Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               MID CAP GROWTH FUND

               Mid Cap Growth Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of

 46 Janus Adviser Series
               the Russell Midcap Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of July
               31, 2004, they ranged from approximately $     million to $
               billion. [TO BE UPDATED BY AMENDMENT]


               GROWTH AND INCOME FUND


               Growth and Income Fund seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.


               CORE EQUITY FUND

               Core Equity Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

               BALANCED FUND

               Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities.

            Investment objectives, principal investment strategies and risks  47

INTERNATIONAL & GLOBAL


               WORLDWIDE FUND
               Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may, under unusual circumstances, invest in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               INTERNATIONAL GROWTH FUND
               International Growth Fund seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               FOREIGN STOCK FUND
               Foreign Stock Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               The portfolio manager emphasizes investments in companies with an attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash

 48 Janus Adviser Series
               from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


VALUE


               MID CAP VALUE FUND - SUBADVISED BY PERKINS

               Mid Cap Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of July 31, 2004, they ranged from
               approximately $     million to $     billion. [TO BE UPDATED BY
               AMENDMENT]


               SMALL COMPANY VALUE FUND - SUBADVISED BY BAY ISLE

               Small Company Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. The Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of July
               31, 2004, they ranged from approximately $     million to $
               billion. [TO BE UPDATED BY AMENDMENT]


            Investment objectives, principal investment strategies and risks  49

RISK-MANAGED


               RISK-MANAGED GROWTH FUND-SUBADVISED BY INTECH

               Risk-Managed Growth Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of large-sized companies. The Fund invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

               RISK-MANAGED CORE FUND-SUBADVISED BY INTECH

               Risk-Managed Core Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of large-sized companies. The Fund invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500(R) Index, among other risk control techniques.

               The following questions and answers are designed to help you better understand the Equity Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE FUNDS MANAGED BY JANUS?

               Consistent with its investment objective and policies, each of the Funds may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if

 50 Janus Adviser Series
               the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.

               Growth and Income Fund and Balanced Fund may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Equity Funds. Income realized on the Funds' investments will be incidental to their objectives. In the case of Growth and Income Fund and Balanced Fund, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.

               Foreign Stock Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital.


2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE FUND?


               Mid Cap Value Fund's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Fund look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.


3. HOW ARE COMMON STOCKS SELECTED BY BAY ISLE FOR SMALL COMPANY VALUE FUND?


               Small Company Value Fund's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio managers generally look for companies with reasonably solid fundamentals, that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value.

            Investment objectives, principal investment strategies and risks  51

               To a certain degree, Small Company Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if the company has deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.

4. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED FUNDS?

               INTECH applies a mathematical portfolio management process to construct an investment portfolio for each Risk-Managed Fund. INTECH developed the formulas underlying this mathematical process.

               The mathematical process is designed to take advantage of market volatility (variation in stock prices), rather than using research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Fund's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical process involves:

               - selecting stocks primarily from stocks within a Fund's
                 benchmark;

               - periodically determining an optimal weighting of these stocks and rebalancing to the optimal weighting; and

               - monitoring the total risk and volatility of a Fund's holding with respect to the benchmark index.


               INTECH seeks to outperform the benchmark index through its mathematical process. INTECH seeks to identify stocks for its portfolio in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark


 52 Janus Adviser Series
               index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical process used by INTECH may not achieve the desired results.


               The Funds may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

5. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure.

6. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Mid Cap Growth Fund, Mid Cap Value Fund and Small Company Value Fund. The other Equity Funds offered by this Prospectus do not emphasize companies of any particular size.

7. HOW DO THE PORTFOLIO MANAGERS OF MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND DETERMINE THAT A COMPANY MAY BE UNDERVALUED?


               A company may be undervalued when, in the opinion of a Fund's portfolio managers, the company is selling for a price that is


            Investment objectives, principal investment strategies and risks  53 below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.

8. WHAT IS A "SPECIAL SITUATION"?

               Certain Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

9. HOW DO GROWTH AND INCOME FUND AND BALANCED FUND DIFFER FROM EACH OTHER?


               Growth and Income Fund will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Fund places a greater emphasis on the income component of its portfolio and will normally invest 40-60% of its net assets in securities selected primarily for their income


 54 Janus Adviser Series
               potential. As a result, Balanced Fund is expected to be less volatile than Growth and Income Fund. Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its net asset value can be expected to fluctuate more than Balanced Fund.


10. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               Growth and Income Fund and Balanced Fund shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component. Growth and Income Fund's growth component will normally be up to 75% of its net assets. Balanced Fund's growth component will normally be 40-60% of its net assets.


11. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               The growth component of these Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.


12. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               Growth and Income Fund's income component will consist largely of equity and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Fund if they currently pay dividends or a portfolio manager believes they have the potential for either increasing their


            Investment objectives, principal investment strategies and risks  55 dividends or commencing dividends, if none are currently paid. The income component of Balanced Fund's holdings will consist primarily of bonds.


13. HOW DO INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME FUND AND BALANCED FUND INVESTMENT?

               The income component of Growth and Income Fund's and Balanced Fund's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

FLEXIBLE INCOME FUND

               This section takes a closer look at the investment objective of Flexible Income Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio

 56 Janus Adviser Series
               manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments.


               Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes; government securities, including agency securities; and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its total assets in income-producing securities. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


               The following questions and answers are designed to help you better understand Flexible Income Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

               The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio

            Investment objectives, principal investment strategies and risks  57 manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?


               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.



6. WHAT ARE U.S. GOVERNMENT SECURITIES?



               The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the


 58 Janus Adviser Series

               U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.


GENERAL PORTFOLIO POLICIES OF THE FUNDS OTHER THAN MONEY MARKET FUND


               Unless otherwise stated, each of the following policies applies to all of the Funds. In investing their portfolio assets, the Funds will follow the general policies listed below. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.



               CASH POSITION


               The Risk-Managed Funds subadvised by INTECH normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Risk-Managed Funds may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


            Investment objectives, principal investment strategies and risks  59

               Except as described above for the Risk-Managed Funds, the Funds do not always stay fully invested in stocks and bonds. For example, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Funds' cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.



               In addition, a portfolio manager may temporarily increase a Fund's cash position under certain unusual circumstances, such as to protect its assets, maintain liquidity or meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under these unusual circumstances, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


               OTHER TYPES OF INVESTMENTS


               To achieve their objectives, the Equity Funds invest primarily in domestic and foreign equity securities. Growth and Income Fund and Balanced Fund also invest in equity securities with varying degrees of emphasis on income. To a limited extent, the Funds may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk;


 60 Janus Adviser Series
               however, they may not achieve the Funds' objectives. These securities and strategies may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 20% of Mid Cap Growth
                 Fund's, Core Equity Fund's, Foreign Stock Fund's, Mid Cap Value Fund's and Small Company Value Fund's assets and less than 35% of each other Fund's assets)


               - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return



               - short sales "against the box" and "naked" short sales (no more than 8% of a Fund's assets may be invested in naked short sales)


               - securities purchased on a when-issued, delayed delivery or forward commitment basis


               To achieve its objective, Flexible Income Fund invests primarily in fixed-income securities which may include corporate bonds and notes; government securities, including agency securities; preferred stock; high-yield/high-risk bonds; and municipal obligations. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's


            Investment objectives, principal investment strategies and risks  61 assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:


               - domestic and foreign equity securities


               - common stocks

               - pass-through securities including mortgage- and asset-backed securities (without limit)

               - zero coupon, pay-in-kind and step coupon securities (without limit)


               - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return


               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS

               Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES


               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly-traded in the


 62 Janus Adviser Series

               United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               Certain Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Funds generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments and the investment style of the
            Investment objectives, principal investment strategies and risks  63 portfolio manager. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Flexible Income Fund has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. The rebalancing techniques used by the Risk-Managed Funds may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. With respect to the Risk-Managed Funds, INTECH periodically rebalances the stocks in the portfolio to their optimal weighting versus the Funds' benchmark index, as determined by INTECH's mathematical process.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Financial Highlights section of this Prospectus shows the Funds' historical turnover rates.



RISKS FOR EQUITY FUNDS

               Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease. A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

 64 Janus Adviser Series

               The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Funds.

1. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly-traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.


2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF CAPITAL APPRECIATION FUND AND FOREIGN STOCK FUND AFFECT THE FUNDS' RISK PROFILE?


               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate


            Investment objectives, principal investment strategies and risks  65 more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of a Fund.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


               If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Mid Cap Value Fund or Small Company Value Fund may suffer. In general, portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.


RISKS FOR FLEXIBLE INCOME FUND

               Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

               The following questions and answers are designed to help you better understand some of the risks of investing in Flexible Income Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


 66 Janus Adviser Series

2. HOW IS CREDIT QUALITY MEASURED?


               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


RISKS COMMON TO ALL NON-MONEY MARKET FUNDS

               The following questions and answers discuss risks that apply to all Funds other than Money Market Fund.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:



               - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk.


               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies

            Investment objectives, principal investment strategies and risks  67 restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.


               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


               The Funds, particularly the International & Global Funds, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more


 68 Janus Adviser Series
               difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

4. HOW DO THE FUNDS TRY TO REDUCE RISK?


               The Funds may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio managers believe the use of these instruments will benefit the Funds. However, a Fund's performance could be worse than if the Fund had not used such instruments if a portfolio manager's judgment proves incorrect.


               The Risk-Managed Funds' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

            Investment objectives, principal investment strategies and risks  69

               The Risk-Managed Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


5. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

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

MONEY MARKET FUND

               This section takes a closer look at the investment objective of Money Market Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Money Market Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

               Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               Money Market Fund will:

               - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus
                 Capital

               - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

               - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

               Money Market Fund invests primarily in:

               - high quality debt obligations

               - obligations of financial institutions

            Investment objectives, principal investment strategies and risks  71

               The Fund may also invest (to a lesser degree) in:


               - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities)


               - municipal securities


               - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment


               DEBT OBLIGATIONS


               The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:


               - commercial paper

               - notes and bonds

               - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

               - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

               OBLIGATIONS OF FINANCIAL INSTITUTIONS

               Examples of obligations of financial institutions include:

               - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

               - Eurodollar and Yankee bank obligations (Eurodollar bank
                 obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank

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

                 obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

               - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

               Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

               The following is a description of other investment techniques that Money Market Fund may use:

               PARTICIPATION INTERESTS

               A participation interest gives Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.


               DEMAND FEATURES
               Demand features give Money Market Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality and provide a source of liquidity.

               Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Fund's investments may be dependent in part on the credit quality of the

            Investment objectives, principal investment strategies and risks  73 banks supporting Money Market Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

               VARIABLE AND FLOATING RATE SECURITIES
               Money Market Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

               MORTGAGE- AND ASSET-BACKED SECURITIES

               Money Market Fund may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.


               Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

               REPURCHASE AGREEMENTS
               Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

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

               If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

            Investment objectives, principal investment strategies and risks  75

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


               Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments for all the Funds except Janus Adviser Mid Cap Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. Perkins is responsible for the day-to-day management of the investment portfolio of Janus Adviser Mid Cap Value Fund. Bay Isle is responsible for the day-to-day management of the investment portfolio of Janus Adviser Small Company Value Fund. INTECH is responsible for the day-to-day management of the investment portfolios of Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. Janus Capital provides certain administrative and other services and is responsible for the other business affairs of all the Funds.



               Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


               Janus Capital furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


               Berger Financial Group LLC, 210 University Blvd., Denver, Colorado 80206, was the investment adviser to Janus Adviser Small Company Value Fund's predecessor until the reorganization of Berger Small Cap Value Fund II into the Fund.


 76 Janus Adviser Series

               From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 15 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Funds. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to


                                                     Management of the Funds  77
               which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Funds.


MANAGEMENT EXPENSES

               Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. Each Fund's advisory agreement spells out the management fee and other expenses that the Funds must pay. Janus Capital pays INTECH and Bay Isle a subadvisory fee from its management fee for managing the Risk-Managed Funds and Small Company Value Fund, respectively. Mid Cap Value Fund pays Perkins a subadvisory fee directly.


               Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fee (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Funds is subject to the following management fee schedule (expressed as an annual rate).


 78 Janus Adviser Series

                               Average Daily      Annual Management
                                Net Assets            Fee Rate           Expense Limit
Fund                              of Fund         Percentage (%)(1)    Percentage (%)(2)
----------------------------------------------------------------------------------------
GROWTH & CORE
   Growth Fund                All Asset Levels          0.64                 0.66
   Capital Appreciation
     Fund                     All Asset Levels          0.64                 0.67
   Mid Cap Growth Fund        All Asset Levels          0.64                 0.65
   Growth and Income Fund     All Asset Levels          0.62                 0.99
   Core Equity Fund           All Asset Levels          0.60                 0.70
   Balanced Fund              All Asset Levels          0.55                 0.57
INTERNATIONAL & GLOBAL
   Worldwide Fund             All Asset Levels          0.60                 0.65
   International Growth
     Fund                     All Asset Levels          0.64                 0.73
   Foreign Stock Fund(3)      All Asset Levels          0.64                 1.24
VALUE
   Mid Cap Value Fund         All Asset Levels          0.64                 0.74
   Small Company Value
     Fund(4)                  All Asset Levels          0.74                 1.24
RISK-MANAGED
   Risk-Managed Growth
     Fund(5)                  All Asset Levels          0.50                 0.60
   Risk-Managed Core
     Fund(6)                  All Asset Levels          0.50                 0.60
FIXED-INCOME
   Flexible Income Fund      First $300 Million         0.50                 0.55
                             Over $300 Million          0.40
   Money Market Fund(7)       All Asset Levels          0.25                 0.36
----------------------------------------------------------------------------------------



 (1) Effective July 1, 2004, Janus Capital agreed to reduce each Fund's management fee, with the exception of Money Market Fund, as set forth in each Fund's Investment Advisory Agreement, to the amount reflected.


 (2) Janus Capital has agreed to limit each Fund's total operating expenses (excluding distribution or shareholder servicing fees applicable to Class A Shares and Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least December 1, 2005.


 (3) Formerly named International Value Fund.


 (4) Formerly named Small Cap Value Fund.


 (5) Formerly named Risk-Managed Large Cap Growth Fund.


 (6) Formerly named Risk-Managed Large Cap Core Fund.


 (7) Janus Distributors LLC has agreed to a waiver which will reduce the amount of 12b-1 fees payable by Money Market Fund for Class C Shares from 1.00% to 0.25%. This waiver will continue until at least December 1, 2005. This waiver is not factored into and does not affect the expense limit agreed to by Janus Capital.


                                                     Management of the Funds  79

               For the fiscal year ended July 31, 2004, each Fund except Mid Cap Value Fund paid Janus Capital the following management fees (net of fee waivers) based on each Fund's average net assets. Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Fund paid Janus Capital and Perkins management fees.



                                                                  Management Fee
                                                                  (for the Fiscal
                                                                    Year Ended
Fund                                                              July 31, 2004)
---------------------------------------------------------------------------------
   GROWTH & CORE
    Growth Fund
    Capital Appreciation Fund
    Mid Cap Growth Fund
    Growth and Income Fund
    Core Equity Fund
    Balanced Fund
   INTERNATIONAL & GLOBAL
    Worldwide Fund
    International Growth Fund
    Foreign Stock Fund(1)
   VALUE
    Mid Cap Value Fund
    Small Company Value Fund(2)
   RISK-MANAGED
    Risk-Managed Growth Fund(3)
    Risk-Managed Core Fund(4)
   FIXED-INCOME
    Flexible Income Fund
    Money Market Fund
---------------------------------------------------------------------------------



(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.


(3) Formerly named Risk-Managed Large Cap Growth Fund.


(4) Formerly named Risk-Managed Large Cap Core Fund.




 80 Janus Adviser Series

SUBADVISERS


               PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Fund. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and provides day-to-day management of the Fund's portfolio operations as subadviser of Mid Cap Value Fund, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.


               BAY ISLE FINANCIAL LLC serves as subadviser to Small Company Value Fund and served as subadviser to the Fund's predecessor since its inception in March 2002. Bay Isle, 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987. Bay Isle provides day-to-day portfolio management to the Fund, as well as to other mutual funds and separate accounts. Janus Capital indirectly owns all of the outstanding voting shares of Bay Isle.


               ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to Risk-Managed Growth Fund and Risk-Managed Core Fund. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund and other institutional accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Funds. Janus Capital indirectly owns approximately 77.5% of the outstanding voting shares of INTECH.


                                                     Management of the Funds  81

INVESTMENT PERSONNEL

JANUS PORTFOLIO MANAGERS




JONATHAN D. COLEMAN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Mid Cap Growth Fund, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 through 2002. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.



BRENT A. LYNN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser International Growth Fund, which he has co-managed or managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

 82 Janus Adviser Series

KAREN L. REIDY
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, each of which she has managed since their inception. Ms. Reidy is also Portfolio Manager of other Janus accounts. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.


BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth Fund, which he has managed since its inception. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990.
                   He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Capital Appreciation Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio
                   Manager of other Janus accounts. Mr. Schoelzel joined
                   Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.

                                                     Management of the Funds  83

MINYOUNG SOHN
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth and Income Fund. He is also Portfolio Manager of other Janus accounts. Mr. Sohn joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree in Government and Economics (graduated cum laude) from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.


RONALD V. SPEAKER
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Flexible Income Fund, which he has managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial Analyst designation.


J. ERIC THORDERSON
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Money Market Fund, which he has managed since
                   January 2001. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a research analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

 84 Janus Adviser Series

JASON P. YEE
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Worldwide Fund and Janus Adviser Foreign Stock Fund, which he has managed since July 2004 and since inception, respectively. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus in April 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.


JANUS ASSISTANT PORTFOLIO MANAGERS

DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------
                   is Assistant Portfolio Manager of Janus Adviser Worldwide Fund. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP from 1997 to 2001. Mr. Kirkpatrick holds Bachelor's degrees in
                   Mechanical Engineering and Political Science from Rice University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.



                                                     Management of the Funds  85

GREGORY R. KOLB

--------------------------------------------------------------------------------

                   is Assistant Portfolio Manager of Janus Adviser Worldwide Fund. He joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus, Mr. Kolb was an associate director in UBS Warburg's Financial Institutions Investment Banking Group and an analyst on Lehman Brothers' Global Mergers & Acquisitions Team. Mr. Kolb holds a Bachelor's degree in Business Administration from Miami University (of Ohio) where he graduated magna cum laude with honors.


GARTH YETTICK
--------------------------------------------------------------------------------

                   is Assistant Portfolio Manager of Janus Adviser International Growth Fund. Prior to joining Janus in 1997, Mr. Yettick was a management consultant with First Manhattan Consulting Group from 1994 to 1997. He holds a Bachelor's degree (magna cum laude) in Computer Science and Mathematics from Harvard College, where he was elected to Phi Beta Kappa. He has earned the right to use the Chartered Financial Analyst designation.


 86 Janus Adviser Series

PERKINS PORTFOLIO MANAGERS

JEFF KAUTZ
--------------------------------------------------------------------------------

                   is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.


ROBERT H. PERKINS
--------------------------------------------------------------------------------

                   is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. Previously, he was a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund. Mr. Perkins holds a Bachelor of Science degree in Business from Miami University.


                                                     Management of the Funds  87

THOMAS M. PERKINS
--------------------------------------------------------------------------------

                   has been the lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Fund's security selection. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.


BAY ISLE PORTFOLIO MANAGERS

JAKOB V. HOLM
--------------------------------------------------------------------------------

                   is Co-Manager of Small Company Value Fund. Mr. Holm was a Co-Manager of the Fund's predecessor, Berger Small Cap Value Fund II, since its inception in March 2002. Mr. Holm joined Bay Isle in 2000 as a research analyst, analyzing equity and fixed-income securities. Prior to joining Bay Isle, Mr. Holm worked at Sand Hill Advisors as a research analyst from 1997 until 2000. He received a Master of International Management focusing on finance from Thunderbird, American Graduate School of International Management and a Bachelor's degree in Economics from Augustana College. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.


 88 Janus Adviser Series

WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------

                   is Co-Manager of Small Company Value Fund and President and Chief Investment Officer of Bay Isle. Mr. Schaff was a Co-Manager of the Fund's predecessor, Berger Small Cap Value Fund II, since its inception in March 2002, and a portfolio manager on various accounts since 1986. Mr. Schaff co-founded Bay Isle Financial Corporation, the predecessor of Bay Isle in 1986, and served as its Chief Executive Officer and Chief Investment Officer from 1986-2001. He has a Master's degree in Engineering from the University of California, Davis. Mr. Schaff has earned the right to use the Chartered Financial Analyst designation.


INTECH PORTFOLIO MANAGERS

                   No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Funds. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

                                                     Management of the Funds  89

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY PERKINS


               [TO BE UPDATED BY AMENDMENT]



               The following chart shows the historical performance of the Perkins Mid Cap Value Equity Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Mid Cap Value Fund. The Russell Midcap Value Index is the benchmark for the Fund and the Composite. In addition, the S&P MidCap 400 Index is a secondary benchmark for the Composite.



               As of June 30, 2004, the Perkins Mid Cap Value Equity Composite
               consisted of           advisory accounts, including      mutual
               fund portfolios. As of this date, the total assets of the Perkins
               Mid Cap Value Equity Composite were approximately $     billion.
               The Janus mutual funds for which Perkins acts as subadviser are included in the Perkins Mid Cap Value Equity Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of Perkins and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in the Composite have been deducted. Janus Adviser Mid Cap Value Fund's fees and expenses are generally expected to be higher than those reflected in the Composite, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composite were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which if imposed, could have adversely affected the Composite's performance. Except for the mutual fund accounts, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Mid Cap Value

 90 Janus Adviser Series

               Fund. If these fees and expenses were included, returns would be lower.


                          Average annual total return for periods ended 06/30/04



                                                    1 Year     5 Years   Since Inception(1)
  Perkins Mid Cap Value Equity Composite                 %          %               %
  Russell Midcap Value Index(2)                          %          %               %
  S&P MidCap 400 Index(3)                                %          %               %


(1) The inception date of the Composite was October 1, 1998. Total returns and expenses are not annualized for the first year of operations.

(2) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

(3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

                                                     Management of the Funds  91

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY INTECH


               [TO BE UPDATED BY AMENDMENT]


               The following chart shows the historical performance of the INTECH Broad Large Cap Growth Composite and the INTECH Large Cap Growth Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Risk-Managed Growth Fund. Both Composites and the Fund are managed using INTECH's Large Cap Growth Strategy. Both Composites and the Fund seek to outperform the benchmark index while managing downside risk. The benchmark index of the INTECH Broad Large Cap Growth Composite and the Fund is the Russell 1000 Growth Index, while the benchmark of the INTECH Large Cap Growth Composite is the S&P 500(R)/Barra Growth Index. The Broad Large Cap Growth version of the strategy and the Fund seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Growth Composite. The returns for the INTECH Large Cap Growth Composite are shown to illustrate INTECH's investment style and demonstrate INTECH's ability to achieve its primary objective of outperforming the applicable benchmark index with respect to the accounts included in the Composites. While there has been a high correlation between the two indices, the Fund's performance is expected to more closely track the performance of the Russell 1000 Growth Index.


               As of June 30, 2004, the INTECH Broad Large Cap Growth Composite
               consisted of      advisory accounts, including      mutual fund
               portfolios. As of this date, the total assets of the INTECH Broad
               Large Cap Growth Composite were approximately $          . The
               Janus mutual funds for which INTECH acts as subadviser are included in the INTECH Broad Large Cap Growth Composite. As of June 30, 2004, the INTECH Large Cap Growth Composite consisted of advisory accounts. As of this date, the total assets of the
               INTECH Large Cap Growth Composite were


 92 Janus Adviser Series
               approximately $          . All accounts that have investment
               objectives, policies and strategies that are substantially similar to the Fund's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composites and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Janus Adviser Risk-Managed Growth Fund's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Risk-Managed Growth Fund. If these fees and expenses were included, returns would be lower.


                         Average annual total returns for periods ended 06/30/04



                                                                                   Since      Inception
                                                  1 Year    5 Years   10 Years   Inception     Date(1)
  INTECH Broad Large Cap Growth Composite               %      N/A        N/A           %     10/31/2000
  Russell 1000 Growth Index(2)                          %      N/A        N/A           %     10/31/2000
  INTECH Large Cap Growth Composite                     %         %          %          %     06/30/1993
  S&P 500(R)/Barra Growth Index(3)                      %         %          %          %     06/30/1993


(1) Total returns and expenses are not annualized for the first year of operations.
(2) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.
(3) The S&P 500(R)/Barra Growth Index is designed to differentiate between fast growing companies and slower growing or undervalued companies and includes those stocks in the S&P 500(R) Index that have higher price/book ratios. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

                                                     Management of the Funds  93

               [TO BE UPDATED BY AMENDMENT]



               The following chart shows the historical performance of the INTECH Large Cap Core Aggressive Composite and the INTECH Large Cap Core Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Risk-Managed Core Fund. Both Composites and the Fund are managed using INTECH's Large Cap Core Strategy and use the S&P 500(R) as their benchmark index. Both Composites and the Fund seek to outperform the benchmark index while managing downside risk. The Large Cap Core Aggressive version of the strategy and the Fund seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Core Composite. Accordingly, their performance is expected to be more volatile relative to the benchmark index.



               As of June 30, 2004, the INTECH Large Cap Core Aggressive
               Composite consisted of      advisory accounts, including
               mutual fund portfolios. As of this date, the total assets of the INTECH Large Cap Core Aggressive Composite were approximately
               $     . The Janus mutual funds for which INTECH acts as
               subadviser are included in the INTECH Large Cap Core Aggressive Composite. As of June 30, 2004, the INTECH Large Cap Core
               Composite consisted of      advisory accounts. As of this date,
               the total assets of the INTECH Large Cap Core Composite were
               approximately $     . All accounts that have investment
               objectives, policies and strategies that are substantially similar to the Fund's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composites and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Janus Adviser Risk-Managed Core Fund's fees and expenses are

 94 Janus Adviser Series
               generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Risk-Managed Core Fund. If these fees and expenses were included, returns would be lower.


                         Average annual total returns for periods ended 06/30/04



                                                                                Since        Inception
                                            1 Year     5 Years    10 Years    Inception       Date(1)
  INTECH Large Cap Core Aggressive
   Composite                                      %       N/A        N/A             %       07/31/2001
  S&P 500(R) Index(2)                             %       N/A        N/A             %       07/31/2001
  INTECH Large Cap Core Composite                 %          %          %            %       06/30/1987
  S&P 500(R) Index(2)                             %          %          %            %       06/30/1987


(1) Total returns and expenses are not annualized for the first year of operations.
(2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                                                     Management of the Funds  95

OTHER INFORMATION


--------------------------------------------------------------------------------


               CLASSES OF SHARES


               The Funds, with the exception of Janus Adviser Money Market Fund, currently offer four classes of shares. Janus Adviser Money Market Fund currently offers three classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares of all classes are generally available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.



               IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares or Class R Shares, please call 1-800-525-0020.



               CLOSED FUND POLICIES



               The Funds may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Funds as an investment option would be able to direct contributions to that Fund through their plan, regardless of whether they invested in


 96 Janus Adviser Series
               such Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


               PENDING LEGAL MATTERS


               [TO BE UPDATED BY AMENDMENT]



               In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.



               The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price


                                                           Other information  97
               to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.



               Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.



               On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of


 98 Janus Adviser Series
               frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.



               Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.



               The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The


                                                           Other information  99
               complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.



               The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.



               In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.



               Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.



               NETWORKING OR OMNIBUS POSITIONING FEE



               Certain intermediaries may charge networking or omnibus account fees with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation (NSCC) or similar systems. These fees are paid by the Funds by Class to Janus Services which it uses to reimburse intermediaries.


 100 Janus Adviser Series

               DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee based on average daily net assets of Class A Shares and Class C Shares, at the following annual rates:



                                 12b-1 Fee for all Funds       12b-1 Fee for Money Market Fund
  Class                          except Money Market Fund   (after waiver by Janus Distributors)*
  Class A Shares                          0.25%                             0.25%
  Class C Shares                          1.00%**                           0.25%



 * This waiver will continue until at least December 1, 2005.

** Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.


               Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plans, service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution services and shareholder account services performed by such entities for investors in each Class.


               Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost

                                                          Other information  101
               of your investment and may cost you more than paying other types of sales charges.

               DISTRIBUTION OF THE FUNDS

               The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 102 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain qualifying dividend income may be paid to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Fund.

FUNDS OTHER THAN MONEY MARKET FUND

               DISTRIBUTION SCHEDULE


               Dividends for Growth and Income Fund and Balanced Fund are normally declared and distributed in March, June, September and December. Dividends for the other Equity Funds are normally declared and distributed in December. Dividends for Flexible Income Fund are normally declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December for all of the Funds.


               HOW DISTRIBUTIONS AFFECT NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an

                                                    Distributions and taxes  103
               example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If a Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

MONEY MARKET FUND

               For Money Market Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for

 104 Janus Adviser Series
               those days are declared at the end of the preceding month and distributed on the first business day of the month.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions may be taxable at different rates depending on the length of time a Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you and to the IRS.

                                                    Distributions and taxes  105

               Income dividends or capital gains distributions made by a Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUNDS

               Dividends, interest and some gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

               The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

 106 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


               Investors generally may not purchase or redeem Shares of the Funds directly. Shares may be purchased or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.



               With certain limited exceptions, the Funds are available only to U.S. citizens or residents.


PRICING OF FUND SHARES


               The price you pay for Class A Shares is the public offering price, which is the NAV next determined after your order is received in good order by the Fund or its agent, plus any applicable initial sales charge. Investments in Class C Shares will be duly processed at the NAV next calculated after an order is received in good order by a Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.



               In order to receive a day's price, your order must be received by a Fund or its agent by the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. Securities of the Funds other than Money Market Fund are valued at market value or, if a market quotation is not readily available or is deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Trustees. If a security is valued using fair value pricing, a Fund's value for that security is likely to be different than the last quoted market price. Short-


                                                        Shareholder's guide  107
               term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's Shares to the extent a Fund is invested in such markets.

               Money Market Fund's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


               All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.



CHOOSING A SHARE CLASS



               The Funds have four classes of shares, with the exception of Janus Adviser Money Market Fund, which has three classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Each class represents an interest in the same portfolio of investments but has different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:



               - How much you plan to invest;


 108 Janus Adviser Series

               - How long you expect to own the shares;



               - The expenses paid by each class; and



               - Whether you qualify for any reduction or waiver of sales charges.



               You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:



                Class A Shares
                Initial sales charge
                                                 Equity Funds up to 5.75%(1)
                                                 Flexible Income Fund up to 4.75%(1)
                - Lower initial sales charge
                  for investments of $50,000 or
                  more
                - Initial sales charge waived
                  for investments of $1 million
                  or more
                Deferred sales charge (CDSC)     None except on certain redemptions of
                                                 shares bought without an initial
                                                 sales charge
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance
                12b-1 Fee                        Lower annual expenses than Class C
                                                 Shares because of lower 12b-1 fee



               (1) May be waived under certain circumstances.



                Class C Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 12 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance
                12b-1 Fee                        Higher annual expenses
                                                 than Class A Shares
                                                 because of higher 12b-1
                                                 fee



               (1) May be waived under certain circumstances.


PURCHASES


               Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each


                                                        Shareholder's guide  109

               Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.


               Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, see "Excessive Trading."



               MINIMUM INVESTMENT REQUIREMENTS



               The minimum initial investment in Class A Shares and Class C Shares of any Fund is $2,500, except for certain tax-deferred accounts or UGMA/UTMA accounts which require a minimum initial investment of $500. Class A Shares and Class C Shares of Money Market Fund are not available as an option for initial investments.


               SYSTEMATIC PURCHASE PLAN

               You may arrange for periodic investments by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

               INITIAL SALES CHARGE


               CLASS A SHARES




               An initial sales charge will apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary.


 110 Janus Adviser Series

                                                                    Class A Sales Charge
                                                                     as a Percentage of
                                                                ----------------------------
                                                                Net Amount       Offering
              Amount of Purchase at Offering Price               Invested         Price*
  EQUITY FUNDS
  Under $50,000                                                   6.10%            5.75%
  $50,000 but under $100,000                                      4.71%            4.50%
  $100,000 but under $250,000                                     3.63%            3.50%
  $250,000 but under $500,000                                     2.56%            2.50%
  $500,000 but under $1,000,000                                   2.04%            2.00%
  $1,000,000 and above                                             None            None**
  FLEXIBLE INCOME FUND
  Under $50,000                                                   4.99%            4.75%
  $50,000 but under $100,000                                      4.71%            4.50%
  $100,000 but under $250,000                                     3.63%            3.50%
  $250,000 but under $500,000                                     2.56%            2.50%
  $500,000 but under $1,000,000                                   2.04%            2.00%
  $1,000,000 and above                                             None            None**



 * Offering price includes the initial sales charge.


** A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.



               Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:



               - 1.00% on amounts from $1,000,000 to $4,000,000;



               - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;



               - plus 0.25% on amounts over $10,000,000



The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.



               QUALIFYING FOR A REDUCED CLASS A SHARES SALES CHARGE



               There are several ways you can combine multiple purchases of Class A Shares of the Funds with other classes offered with a sales charge (currently Class A Shares and Class C Shares) of other Janus funds to take advantage of the breakpoints in the sales charge schedule as set forth above. Contact your financial intermediary for more information. In addition, the initial sales


                                                        Shareholder's guide  111
               charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge, as well as for purchases by employees, officers or directors of Janus Capital, its affiliates, and subadvisers to the Funds, Trustees of the Funds, any employee or registered representative of any authorized dealer, or the spouse and children under age 21 of any of these individuals who invest through certain intermediaries.



               In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their transfer agents or your financial intermediary may not retain this information.



               RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase and the total prior day's net asset value of all Class A Shares of the Fund and of other Janus funds that are offered with a sales charge (as currently listed under "Exchanges") then held by you, or held in accounts identified below under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


 112 Janus Adviser Series

               LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase shares of other classes offered with a sales charge (currently Class A Shares and Class C Shares) of $50,000 or more aggregating investments over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent, or at your option, up to three months before such date. You must refer to such Letter when placing orders. For purposes of a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes: (i) the cost of all Class A Shares acquired during the term of the Letter; plus (ii) the value of all Class A Shares previously purchased within the three months prior to the signing of the Letter of Intent, if applicable; and minus (iii) the value of any redemptions made during the term of the Letter of Intent and the three months prior to the signing of the Letter of Intent, if applicable. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.



               AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:



               - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);


                                                        Shareholder's guide  113

               - solely controlled business accounts;


               - single participant retirement plans.




               To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your initial or subsequent purchase.



               You may access information regarding sales loads, breakpoint discounts and purchases of the Funds' shares, free of charge on our website at janus.com, and by following the hyperlinks to the specific information. [ADD SPECIFIC LINK INFORMATION]


               CLASS C SHARES

               Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.


EXCHANGES


               Contact your financial intermediary or consult your plan documents to exchange into other Janus funds. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is generally a taxable transaction (except for qualified plan accounts).



               - You may generally exchange Shares of a Fund for Shares of the same class of any Fund in Janus Adviser Series, or of the same class of any Fund in Janus Adviser (another Trust advised by Janus Capital) offered through your financial intermediary or qualified plan.


               - You must meet the minimum investment amount for each Fund.

               - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

 114 Janus Adviser Series

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading."


               WAIVER OF ADDITIONAL SALES CHARGES

               Class A Shares received through an exchange of Class A Shares of another Fund of Janus Adviser Series or Janus Adviser, (another Trust advised by Janus Capital), will not be subject to any initial sales charge. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another Fund of Janus Adviser Series or Janus Adviser, (another Trust advised by Janus Capital), will not be subject to any contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions."


               MONEY MARKET FUND


               You may purchase Class A Shares or Class C Shares of Money Market Fund only through an exchange from Class A Shares and Class C Shares of another Fund. A CDSC may apply if you purchase Class A Shares without an initial sales charge and then redeem Class A Shares of Money Market Fund within 12 months of purchase. A CDSC will apply if you redeem your Class C Shares of Money Market Fund within 12 months of your original purchase of Class C Shares. For more information about the CDSC, please see "Redemptions."


REDEMPTIONS


               Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.


                                                        Shareholder's guide  115

               Shares of any Fund may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


               SYSTEMATIC WITHDRAWAL PLAN


               You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. A CDSC may apply to periodic redemptions that exceed certain amounts. Certain terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.



               CLASS A SHARES AND CLASS C SHARES CDSC


               A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed.



      CDSC WAIVERS

               The CDSC may be waived:


               - Upon the death or disability of the shareholder or plan
                 participant for Class A Shares or Class C Shares;


               - For retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with

 116 Janus Adviser Series

                 Janus Distributors to waive CDSCs for retirement plans for Class A Shares or Class C Shares;





               - Upon the redemption of Class A Shares or Class C Shares
                 acquired through reinvestment of Fund dividends or distributions;



               - If the distribution represents the increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or


               - If a Fund chooses to liquidate or involuntarily redeem shares in your account.


               To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.



               REINSTATEMENT PRIVILEGE



               After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption at the current net asset value (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.


EXCESSIVE TRADING


               The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to prevent and discourage excessive short-term trading. As described below, however, the Funds may not be able to completely eliminate the possibility of excessive short term trading. Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, may increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds reserve the right to reject any purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe that the trading activity in the


                                                        Shareholder's guide  117
               account(s) would be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio manager believes that he or she would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions accepted by your financial intermediary in violation of the Funds' excessive trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary. The trading history of accounts under common ownership or control within any of the Janus funds may be considered in enforcing these policies.


               Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. However, the Funds cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds.



               The Funds may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 - 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report the information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.



               Although trade monitoring and rejection of transactions by the Funds is intended to discourage excessive short-term trading, the Funds may be unable to completely eliminate the possibility of


 118 Janus Adviser Series
               excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, effectively conceal the identity of individual investors and their transactions from the Funds. This makes the Funds' identification of excessive short-term transactions in the Funds difficult and makes the elimination of excessive short-term trading in such accounts impractical without the assistance of the intermediary. While the Funds will encourage intermediaries to take necessary actions to prevent, identify and discourage excessive short-term trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive short-term trading.


               The Funds' excessive trading policy generally does not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


PORTFOLIO HOLDINGS DISCLOSURE POLICY



               The Funds' full portfolio holdings, as well as industry, security, and regional breakdowns, are published monthly, with a 30-day lag, on janus.com. In addition, the Funds' top portfolio holdings in order or position size are published quarterly, with a 15-day lag, on janus.com. Most Funds disclose their top ten portfolio holdings. However, Janus Adviser Capital Appreciation Fund discloses only its top five portfolio holdings. The Funds also provide the percentage of their total portfolios that are represented by their top five or ten holdings. Janus Adviser Money Market Fund's full portfolio holdings are available to all shareholders of record upon request by calling a Janus Investor Service representative.


                                                        Shareholder's guide  119

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Funds that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends July 31.

 120 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


               The financial highlights tables are intended to help you understand the Fund's financial performance through July 31 of each fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund share. The information shown for the fiscal period ended July 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



               The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in Class C Shares of Janus Adviser Series for the fiscal year or period ended July 31, 2004 (assuming reinvestment of all dividends and distributions). Class C Shares first became available on September 30, 2002.



               No financial highlights are shown for Class A Shares since they did not commence operations until September 30, 2004.


               [TO BE UPDATED BY AMENDMENT]



                                                       Financial highlights  121

GROWTH FUND - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $15.28
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       (0.01)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        2.41
 Total from investment operations                     2.40
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $17.68
 Total return*                                      15.84%
 Net assets, end of period (in
   thousands)                                       $2,880
 Average net assets for the period
   (in thousands)                                   $1,567
 Ratio of gross expenses to average
   net assets**(2)                                   1.67%(3)
 Ratio of net expenses to average
   net assets**(4)                                   1.67%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (0.85)%
 Portfolio turnover rate**                             43%
----------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period September 30, 2002 (inception) to July 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.70% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Growth Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 122 Janus Adviser Series

CAPITAL APPRECIATION FUND - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $18.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       (0.06)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        1.75
 Total from investment operations                     1.69
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $19.69
 Total return*                                       9.39%
 Net assets, end of period (in
   thousands)                                      $20,993
 Average net assets for the period
   (in thousands)                                  $13,963
 Ratio of gross expenses to average
   net assets**(2)                                   1.68%(3)
 Ratio of net expenses to average
   net assets**(4)                                   1.68%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (0.71)%
 Portfolio turnover rate**                             41%
----------------------------------------------------------



 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) Period September 30, 2002 (inception) to July 31, 2003.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 1.70% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Capital Appreciation Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


                                                       Financial highlights  123

MID CAP GROWTH FUND - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $15.27
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       (0.02)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        3.17
 Total from investment operations                     3.15
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $18.42
 Total return*                                      20.63%
 Net assets, end of period (in
   thousands)                                         $530
 Average net assets for the period
   (in thousands)                                     $350
 Ratio of gross expenses to average
   net assets**(2)                                   1.66%(3)
 Ratio of net expenses to average
   net assets**(4)                                   1.66%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (1.07)%
 Portfolio turnover rate**                             43%
----------------------------------------------------------



 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) Period September 30, 2002 (inception) to July 31, 2003.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 1.72% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Mid Cap Growth Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


 124 Janus Adviser Series

GROWTH AND INCOME FUND - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $11.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       (0.01)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        1.83
 TOTAL FROM INVESTMENT OPERATIONS                     1.82
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --(2)
 Distributions (from capital gains)                     --
 TOTAL DISTRIBUTIONS                                    --
 NET ASSET VALUE, END OF PERIOD                     $13.39
 TOTAL RETURN*                                      15.74%
 Net assets, end of period (in
   thousands)                                      $12,805
 Average net assets for the period
   (in thousands)                                   $6,061
 Ratio of gross expenses to average
   net assets**(3)                                   1.73%(4)
 Ratio of net expenses to average
   net assets**(5)                                   1.73%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (0.18)%
 Portfolio turnover rate**                             37%
----------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period September 30, 2002 (inception) to July 31, 2003.
(2) Dividends (from net investment income) aggregated less than $.01 on a per share basis for the period ended July 31, 2003.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.73% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Growth and Income Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  125

CORE EQUITY FUND - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $12.96
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       (0.03)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        1.81
 Total from investment operations                     1.78
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $14.74
 Total return*                                      13.73%
 Net assets, end of period (in
   thousands)                                      $10,261
 Average net assets for the period
   (in thousands)                                   $6,671
 Ratio of gross expenses to average
   net assets**(2)                                   2.10%(3)
 Ratio of net expenses to average
   net assets**(4)                                   2.09%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (0.70)%
 Portfolio turnover rate**                             71%
----------------------------------------------------------



 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) Period September 30, 2002 (inception) to July 31, 2003.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 2.10% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Core Equity Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


 126 Janus Adviser Series

BALANCED FUND - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $20.88
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.15
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        1.28
 Total from investment operations                     1.43
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                          (0.13)
 Distributions (from capital gains)                     --
 Total distributions                                (0.13)
 NET ASSET VALUE, END OF PERIOD                     $22.18
 Total return*                                       6.92%
 Net assets, end of period (in
   thousands)                                      $31,430
 Average net assets for the period
   (in thousands)                                  $19,574
 Ratio of gross expenses to average
   net assets**(2)                                   1.67%(3)
 Ratio of net expenses to average
   net assets**(4)                                   1.67%
 Ratio of net investment
   income/(loss) to average net
   assets**                                          1.06%
 Portfolio turnover rate**                             67%
----------------------------------------------------------



 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) Period September 30, 2002 (inception) to July 31, 2003.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 1.68% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Balanced Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


                                                       Financial highlights  127

WORLDWIDE FUND - CLASS C
------------------------------------------------------------
                                      Year or Period ended
                                             July 31
                                      2004           2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $21.37
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.09
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                         2.33
 Total from investment operations                      2.42
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                               --
 Distributions (from capital gains)                      --
 Total distributions                                     --
 NET ASSET VALUE, END OF PERIOD                      $23.79
 Total return*                                       11.32%
 Net assets, end of period (in
   thousands)                                          $832
 Average net assets for the period
   (in thousands)                                      $708
 Ratio of gross expenses to average
   net assets**(2)                                    1.70%(3)
 Ratio of net expenses to average
   net assets**(4)                                    1.70%
 Ratio of net investment
   income/(loss) to average net
   assets**                                           0.55%
 Portfolio turnover rate**                              95%
------------------------------------------------------------



 * Total return not annualized for periods of less than one year.


** Annualized for periods of less than one full year.


(1)Period September 30, 2002 (inception) to July 31, 2003.


(2)The expense ratio reflects expenses prior to any expense offset arrangements.


(3)The ratio was 1.73% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Worldwide Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


 128 Janus Adviser Series

INTERNATIONAL GROWTH FUND - CLASS C
------------------------------------------------------------
                                      Year or Period ended
                                             July 31
                                      2004           2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $17.92
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.06
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                         2.25
 Total from investment operations                      2.31
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                               --
 Distributions (from capital gains)                      --
 Total distributions                                     --
 NET ASSET VALUE, END OF PERIOD                      $20.23
 Total return*                                       12.89%
 Net assets, end of period (in
   thousands)                                        $1,375
 Average net assets for the period
   (in thousands)                                    $1,314
 Ratio of gross expenses to average
   net assets**(2)                                    1.74%(3)
 Ratio of net expenses to average
   net assets**(4)                                    1.74%
 Ratio of net investment
   income/(loss) to average net
   assets**                                           0.39%
 Portfolio turnover rate**                             109%
------------------------------------------------------------



 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) Period September 30, 2002 (inception) to July 31, 2003.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 1.77% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by International Growth Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


                                                       Financial highlights  129

FOREIGN STOCK FUND+ - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $8.59
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.01
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        0.91
 Total from investment operations                     0.92
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                      $9.51
 Total return*                                      10.71%
 Net assets, end of period (in
   thousands)                                          $62
 Average net assets for the period
   (in thousands)                                      $30
 Ratio of gross expenses to average
   net assets**(2)                                   2.26%(3)
 Ratio of net expenses to average
   net assets**(4)                                   2.25%
 Ratio of net investment
   income/(loss) to average net
   assets**                                          0.22%
 Portfolio turnover rate**                             81%
----------------------------------------------------------



 +  Formerly named International Value Fund.


 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) Period September 30, 2002 (inception) to July 31, 2003.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 8.57% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Foreign Stock Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


 130 Janus Adviser Series

MID CAP VALUE FUND - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       (0.02)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        1.41
 Total from investment operations                     1.39
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $11.39
 Total return*                                      13.90%
 Net assets, end of period (in
   thousands)                                         $608
 Average net assets for the period
   (in thousands)                                     $313
 Ratio of gross expenses to average
   net assets**(2)                                   2.26%(3)
 Ratio of net expenses to average
   net assets**(4)                                   2.25%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (0.91)%
 Portfolio turnover rate**                            157%
----------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period December 31, 2002 (inception) to July 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 9.97% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Mid Cap Value Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  131

SMALL COMPANY VALUE FUND+ - CLASS C
------------------------------------------------------------
                                      Year or Period ended
                                             July 31
                                      2004           2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                              $8.89
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.01
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                          1.66
 Total from investment operations                       1.67
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                --
 Distributions (from capital gains)                       --
 Total distributions                                      --
 NET ASSET VALUE, END OF PERIOD                       $10.56
 Total return*                                        18.79%
 Net assets, end of period (in
   thousands)                                            $18
 Average net assets for the period
   (in thousands)                                        $12
 Ratio of gross expenses to average
   net assets**(2)                                     2.25%(3)
 Ratio of net expenses to average
   net assets**(4)                                     2.25%
 Ratio of net investment
   income/(loss) to average net
   assets**                                          (2.30)%
 Portfolio turnover rate**                               45%
------------------------------------------------------------



 +  Formerly named Small Cap Value Fund.

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period April 22, 2003 (inception for Class C Shares of Small Company Value
    Fund) to July 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 10.53% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Small Company Value Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 132 Janus Adviser Series

RISK-MANAGED GROWTH FUND+ - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       (0.05)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        1.15
 Total from investment operations                     1.10
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $11.10
 Total return*                                      11.00%
 Net assets, end of period (in
   thousands)                                       $4,645
 Average net assets for the period
   (in thousands)                                   $3,874
 Ratio of gross expenses to average
   net assets**(2)                                   2.25%(3)
 Ratio of net expenses to average
   net assets**(4)                                   2.25%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (1.41)%
 Portfolio turnover rate**                             62%
----------------------------------------------------------



 +  Formerly named Risk-Managed Large Cap Growth Fund.


 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) Period January 2, 2003 (commencement of investment operations) through July 31, 2003.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 3.60% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Risk-Managed Growth Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


                                                       Financial highlights  133

RISK-MANAGED CORE FUND+ - CLASS C
------------------------------------------------------------
                                      Year or Period ended
                                             July 31
                                      2004           2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         (0.02)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                          0.88
 Total from investment operations                       0.86
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                --
 Distributions (from capital gains)                       --
 Total distributions                                      --
 NET ASSET VALUE, END OF PERIOD                       $10.86
 Total return*                                         8.60%
 Net assets, end of period (in
   thousands)                                         $4,423
 Average net assets for the period
   (in thousands)                                     $3,838
 Ratio of gross expenses to average
   net assets**(2)                                     2.25%(3)
 Ratio of net expenses to average
   net assets**(4)                                     2.25%
 Ratio of net investment
   income/(loss) to average net
   assets**                                          (0.71)%
 Portfolio turnover rate**                               64%
------------------------------------------------------------



 +  Formerly named Risk-Managed Large Cap Core Fund.


 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) Period January 2, 2003 (commencement of investment operations) through July 31, 2003.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 4.08% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Risk-Managed Core Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


 134 Janus Adviser Series

FLEXIBLE INCOME FUND - CLASS C
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $12.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.34
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        0.02
 Total from investment operations                     0.36
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                          (0.33)
 Distributions (from capital gains)                     --
 Total distributions                                (0.33)
 NET ASSET VALUE, END OF PERIOD                     $12.41
 Total return*                                       2.92%
 Net assets, end of period (in
   thousands)                                      $20,294
 Average net assets for the period
   (in thousands)                                  $10,230
 Ratio of gross expenses to average
   net assets**(2)                                   1.71%(3)
 Ratio of net expenses to average
   net assets**(4)                                   1.70%
 Ratio of net investment
   income/(loss) to average net
   assets**                                          3.05%
 Portfolio turnover rate**                            168%
----------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period September 30, 2002 (inception) to July 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.81% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Flexible Income Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  135

MONEY MARKET FUND - CLASS C
------------------------------------------------------------
                                      Year or Period ended
                                             July 31
                                      2004           2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.01
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                           --
 Total from investment operations                      0.01
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                           (0.01)
 Distributions (from capital gains)                      --
 Total distributions                                 (0.01)
 NET ASSET VALUE, END OF PERIOD                       $1.00
 Total return*                                        0.70%
 Net assets, end of period (in
   thousands)                                          $173
 Average net assets for the period
   (in thousands)                                      $464
 Ratio of gross expenses to average
   net assets**(2)                                    0.61%(3)
 Ratio of net expenses to average
   net assets**(4)                                    0.61%
 Ratio of net investment
   income/(loss) to average net
   assets**                                           0.84%
------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period September 30, 2002 (inception) to July 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.93% in the fiscal period ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Money Market Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 136 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                               Glossary of investment terms  137
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates.

 138 Janus Adviser Series

               In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

                                               Glossary of investment terms  139

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.


               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.


               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

 140 Janus Adviser Series
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


               CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.


               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified

                                               Glossary of investment terms  141
               price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase and write put and call options on securities, securities indices and foreign

 142 Janus Adviser Series
               currencies. The Funds may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. For "naked" short sales, a Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which

                                               Glossary of investment terms  143
               it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


 144 Janus Adviser Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------


               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins or Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB-........................ Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.

                Non-Investment Grade
                BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

                                           Explanation of rating categories  145

MOODY'S INVESTORS
SERVICE, INC.


                BOND RATING               EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa...................... Highest quality, smallest degree of investment risk.
                Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond
                                          group.
                A........................ Upper to medium-grade obligations;
                                          many favorable investment attributes.
                Baa...................... Medium-grade obligations; neither highly protected nor poorly secured.
                                          Interest and principal appear adequate
                                          for the present but certain protective
                                          elements may be lacking or may be
                                          unreliable over any great length of
                                          time.

                Non-Investment Grade
                Ba....................... More uncertain, with speculative elements. Protection of interest and
                                          principal payments not well
                                          safeguarded during good and bad times.
                B........................ Lack characteristics of desirable investment; potentially low assurance
                                          of timely interest and principal
                                          payments or maintenance of other
                                          contract terms over time.
                Caa...................... Poor standing, may be in default;
                                          elements of danger with respect to
                                          principal or interest payments.
                Ca....................... Speculative in a high degree; could be in default or have other marked
                                          shortcomings.
                C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.


 146 Janus Adviser Series

               Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.


SECURITIES HOLDINGS BY RATING CATEGORY


               During the fiscal year ended July 31, 2004, the percentage of securities holdings for Flexible Income Fund by rating category based on a weighted monthly average was:



               [TO BE UPDATED BY AMENDMENT]



                FLEXIBLE INCOME FUND
                ---------------------------------------------------------------

                 BONDS-S&P RATING:
                 AAA                                                          %
                 AA                                                           %
                 A                                                            %
                 BBB                                                          %
                 BB                                                           %
                 B                                                            %
                 CCC                                                          %
                 CC                                                           %
                 C                                                            %
                 Not Rated                                                    %
                 Preferred Stock                                              %
                 Cash and Options                                             %
                 TOTAL                                                     100%
                ---------------------------------------------------------------



               No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal year ended July 31, 2004.


                                           Explanation of rating categories  147

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor, broker or financial institution. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Funds.


                   The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on the
                   operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.


                      (JANUS LOGO)

                                 www.janus.com


                                 151 Detroit Street


                                 Denver, CO 80206-4805

                                 1-800-525-0020


            The Trust's Investment Company Act File No. is 811-9885

                             September 30, 2004



                         Growth & Core

                          Janus Adviser Growth Fund
                          Janus Adviser Capital Appreciation Fund
                          Janus Adviser Mid Cap Growth Fund
                          Janus Adviser Growth and Income Fund
                          Janus Adviser Core Equity Fund
                          Janus Adviser Balanced Fund





                         International & Global

                          Janus Adviser Worldwide Fund
                          Janus Adviser International Growth Fund
                          Janus Adviser Foreign Stock Fund
                            (Formerly named Janus Adviser International Value
                            Fund)




                         Value
                          Janus Adviser Mid Cap Value Fund
                          Janus Adviser Small Company Value Fund
                            (Formerly named Janus Adviser Small Cap Value Fund)




                         Risk-Managed

                          Janus Adviser Risk-Managed Growth Fund
                            (Formerly named Janus Adviser Risk-Managed
                            Large Cap Growth Fund)
                          Janus Adviser Risk-Managed Core Fund
                            (Formerly named Janus Adviser Risk-Managed
                            Large Cap Core Fund)





                         Fixed-Income

                          Janus Adviser Flexible Income Fund
                          Janus Adviser Money Market Fund

                              JANUS ADVISER SERIES
                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)
                         This Prospectus describes fifteen portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives, including growth of capital, capital appreciation, current income and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Risk-Managed Growth Fund and Risk-Managed Core Fund (together, the "Risk-Managed Funds") are subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Mid Cap Value Fund is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Small Company Value Fund is subadvised by Bay Isle Financial LLC ("Bay Isle"). On April 21, 2003, Janus Adviser Small Company Value Fund participated in a tax-free reorganization under which Investor Shares, Institutional Shares and Service Shares of the Berger Small Cap Value Fund II were reorganized in Class I Shares of Janus Adviser Small Company Value Fund.


                         Each Fund in this Prospectus, except Janus Adviser Money Market Fund, currently offers four classes of shares. Janus Adviser Money Market Fund currently offers three classes of shares. Class I Shares, the initial class of shares, is offered by this Prospectus. The shares are available in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares. Shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class I Shares and maintain their account in Janus Adviser Small Company Value
                         Fund - Class I Shares will continue to be able to make additional investments in Small Company Value Fund directly by calling a Janus Representative.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Equity Funds.......................................    2
                   Flexible Income Fund...............................   26
                   Money Market Fund..................................   30
                   Fees and expenses..................................   33
                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                AND RISKS
                   Equity Funds.......................................   37
                   Flexible Income Fund...............................   47
                   General portfolio policies of the Funds other than
                   Money Market Fund..................................   50
                   Risks for Equity Funds.............................   55
                   Risks for Flexible Income Fund.....................   57
                   Risks Common to all Non-Money Market Funds.........   58
                   Money Market Fund..................................   62
                MANAGEMENT OF THE FUNDS
                   Investment adviser.................................   67
                   Management expenses................................   69
                   Subadvisers........................................   72
                   Investment personnel...............................   73
                   Performance of comparable accounts managed by
                   Perkins............................................   81
                   Performance of comparable accounts managed by
                   INTECH.............................................   83
                OTHER INFORMATION.....................................   87
                DISTRIBUTIONS AND TAXES
                   Distributions......................................   93
                   Funds other than Money Market Fund.................   93
                   Money Market Fund..................................   94
                   Taxes..............................................   95
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.............................   97
                   Purchases..........................................   98
                   Exchanges..........................................   99
                   Redemptions........................................  100
                   Redemption fee.....................................  101
                   Excessive trading..................................  102
                   Shareholder communications.........................  104
                FINANCIAL HIGHLIGHTS..................................  106
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities.........................  124
                   Futures, options and other derivatives.............  128
                   Other investments, strategies and/or techniques....  130
                EXPLANATION OF RATING CATEGORIES......................  132

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

EQUITY FUNDS

               The Equity Funds are designed for long-term investors who primarily seek growth of capital or capital appreciation and who can tolerate the greater risks associated with common stock investments. Although Growth and Income Fund and Balanced Fund may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY FUNDS?

--------------------------------------------------------------------------------

               GROWTH & CORE


               - GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               - CAPITAL APPRECIATION FUND, MID CAP GROWTH FUND AND CORE
                 EQUITY FUND seek long-term growth of capital.

               - GROWTH AND INCOME FUND seeks long-term capital growth and current income.

               - BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


               INTERNATIONAL & GLOBAL


               - WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               - INTERNATIONAL GROWTH FUND AND FOREIGN STOCK FUND seek
                 long-term growth of capital.

               VALUE

               - MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND seek capital appreciation


               RISK-MANAGED


               - RISK-MANAGED GROWTH FUND AND RISK-MANAGED CORE FUND seek long-term growth of capital.

 2 Janus Adviser Series

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. Certain of these Funds have a policy of investing at least 80% of net assets in the type of securities suggested by a Fund's name. For Funds with such a policy, the Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to a Fund's objective or principal investment policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY FUNDS?

               Within the parameters of its specific investment policies discussed below, each Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, each Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Mid Cap Growth Fund, Core Equity Fund, Foreign Stock Fund, Mid Cap Value Fund and Small Company Value Fund).

               The Janus portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Funds' portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with a Fund's investment policies. If a portfolio manager is unable to find such investments, a Fund's uninvested assets may be held in cash or similar investments.

               MID CAP VALUE FUND (SUBADVISED BY PERKINS) focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for

                                                          Risk/return summary  3
               recovery. Mid Cap Value Fund's portfolio managers generally look for companies with:


               - a low price relative to their assets, earnings, cash flow or business franchise



               - products and services that give them a competitive advantage



               - quality balance sheets and strong management


               SMALL COMPANY VALUE FUND (SUBADVISED BY BAY ISLE) uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio managers generally look for companies:


               - that have reasonably solid fundamentals



               - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flows or franchise values



               THE RISK-MANAGED FUNDS (SUBADVISED BY INTECH) pursue their objectives by applying a mathematical process to construct an investment portfolio from the universe of common stocks within their respective benchmark indices. The goal of this process is to build portfolios of stocks in a more efficient combination than the benchmark indices. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the indices that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation (providing the potential for lower relative risk). By constructing portfolios in this manner and continually rebalancing the portfolios to maintain "efficient" weightings, INTECH's mathematical process seeks to create portfolios that produce returns in excess of their respective benchmarks with an equal or lesser amount of risk.



GROWTH & CORE


               GROWTH FUND invests primarily in common stocks selected for their growth potential. Although the Fund can invest in compa-

 4 Janus Adviser Series
               nies of any size, it generally invests in larger, more established companies.

               CAPITAL APPRECIATION FUND invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               MID CAP GROWTH FUND invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

               GROWTH AND INCOME FUND normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

               CORE EQUITY FUND invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Fund may invest in companies of any size.

               BALANCED FUND normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income senior securities.


INTERNATIONAL & GLOBAL


               WORLDWIDE FUND invests primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including

                                                          Risk/return summary  5
               the United States. The Fund may, under unusual circumstances, invest in fewer than five countries or even a single country.


               INTERNATIONAL GROWTH FUND invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.



               FOREIGN STOCK FUND invests, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country. The Fund emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.


VALUE


               MID CAP VALUE FUND invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly.



               SMALL COMPANY VALUE FUND invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. This average is updated monthly. The Fund primarily


 6 Janus Adviser Series
               invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser.


RISK-MANAGED


               RISK-MANAGED GROWTH FUND invests primarily in common stocks of large-sized companies selected for their growth potential. The Fund seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

               RISK-MANAGED CORE FUND invests primarily in common stocks of large-sized companies selected for their growth potential. The Fund seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500(R) Index, among other risk control techniques.

               For purposes of Funds with 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY FUNDS?

               The biggest risk is that a Fund's returns may vary, and you could lose money. The Equity Funds are each designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

               CAPITAL APPRECIATION FUND AND FOREIGN STOCK FUND are classified as nondiversified. This means they may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.


               MID CAP GROWTH FUND'S and MID CAP VALUE FUND'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. These Funds' investments may often be


                                                          Risk/return summary  7
               focused in a small number of business sectors, which may pose greater market and liquidity risks.


               The income component of GROWTH AND INCOME FUND'S AND BALANCED FUND'S holdings may include fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


               WORLDWIDE FUND, INTERNATIONAL GROWTH FUND AND FOREIGN STOCK FUND may have significant exposure to foreign markets, including emerging markets. As a result, their returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Funds' investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


               The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or, in the case of FOREIGN STOCK FUND, MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND, if the Fund's portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, that Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.


               SMALL COMPANY VALUE FUND'S share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

 8 Janus Adviser Series

               For the RISK-MANAGED FUNDS, the proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction as the benchmark does not result in selecting stocks with continuing volatility or the same tendency to move in the same or opposite direction as the benchmark, as anticipated, the Funds may not outperform the benchmark indices.



               An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



               The following information provides some indication of the risks of investing in the Equity Funds by showing how each Equity Fund's performance has varied over time. Class I Shares of certain Funds commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Funds of Janus Adviser Series. The returns for those Funds reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of Shares of Janus Aspen Series. Since Class I Shares of Janus Adviser Risk-Managed Growth Fund, Janus Adviser Foreign Stock Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Mid Cap Value Fund and Janus Adviser Small Company Value Fund commenced operations after August 1, 2000, they were not a part of this reorganization. Pursuant to a tax-free reorganization that occurred on April 21, 2003, all of the assets of Berger Small Cap Value Fund II were transferred to Janus Adviser Small Company Value Fund. The performance information provided for periods prior to the effective date of the reorganization is for Berger Small


                                                          Risk/return summary  9

               Cap Value Fund II - Investor Shares, the predecessor to Janus Adviser Small Company Value Fund. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees and expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.


               The bar charts depict the change in performance from year to year during the periods indicated. The tables compare each Fund's average annual returns for the periods indicated to a broad-based securities market index or indices.


               [TO BE UPDATED BY AMENDMENT]


 10 Janus Adviser Series

               GROWTH FUND



                 Annual returns for periods ended 12/31
                         2.31%   29.47%  17.64%  21.74%  34.99%  44.12%  (13.10)%  (23.23)%  (26.49)%
                          1994    1995    1996    1997    1998    1999     2000      2001      2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                          Average annual total return for periods ended 12/31/03
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                             1 year     5 years   10 years        (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                Russell 1000 Growth
                  Index(3)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                            --------------------------------------------



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                                                         Risk/return summary  11

               (3) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

 12 Janus Adviser Series

               CAPITAL APPRECIATION FUND



                 Annual returns for periods ended 12/31
                                                 57.37%  66.16%  (16.34)%  (21.83)%  (15.85)%
                                                  1998    1999     2000      2001      2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                      Average annual total return for periods ended 12/31/03
                                      ------------------------------------------------------
                                                                           Since Inception
                                                                         of Predecessor Fund
                                                   1 year     5 years         (5/1/97)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                Russell 1000 Growth Index(3)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                  --------------------------------------



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.
               (3) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         Risk/return summary  13

               MID CAP GROWTH FUND



                 Annual returns for periods ended 12/31
                         16.03%  26.92%  7.19%  11.91%  33.58%  124.34%  (32.99)%  (39.02)%  (27.72)%
                          1994    1995   1996    1997    1998    1999      2000      2001      2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                          Average annual total return for periods ended 12/31/03
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                             1 year     5 years   10 years        (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares(1)
                Russell Midcap Growth
                  Index(2)                                                               (3)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                S&P MidCap 400 Index(4)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                            --------------------------------------------





               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (2) The Russell Midcap Growth Index consists of stocks from the
                   Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by a total market capitalization.




 14 Janus Adviser Series

               (3) The average annual total return was calculated based on historical information from August 31, 1993 to December 31, 2003 for the Russell Midcap Growth Index.

               (4) The S&P MidCap 400 Index is an unmanaged group of 400
                   domestic stocks chosen for their market size, liquidity and industry group representation.

                                                         Risk/return summary  15

               GROWTH AND INCOME FUND



                 Annual returns for periods ended 12/31
                                                       73.20%  (15.40)%  (12.82)%  (19.45)%
                                                        1999     2000      2001      2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                 1 year     5 years         (5/1/98)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                 ---------------------------------------



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.

 16 Janus Adviser Series

               CORE EQUITY FUND



                 Annual returns for periods ended 12/31
                                                  45.55%  40.94%  (8.31)%  (13.03)%  (17.86)%
                                                   1998    1999    2000      2001      2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                   1 year     5 years        (5/1/97)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                  --------------------------------------



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                                                         Risk/return summary  17

               BALANCED FUND



                 Annual returns for periods ended 12/31
                             0.84%  24.50%  15.39%  20.99%  33.59%  26.13%  (2.17)%  (4.84)%  (6.57)%
                             1994    1995    1996    1997    1998    1999    2000     2001     2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                         Average annual total return for periods ended 12/31/03
                                         ------------------------------------------------------
                                                                              Since Inception
                                                                            of Predecessor Fund
                                             1 year    5 years   10 years        (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                Lehman Brothers
                  Gov't/Credit Index(3)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                Balanced Index(4)                                                       (5)
                  (reflects no deductions
                    for expenses, fees or
                    taxes)
                                            --------------------------------------------



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


 18 Janus Adviser Series

               (2) The S&P 500(R) Index is the Standard & Poor's Composite Index
                   of 500 stocks, a widely recognized, unmanaged index of common stock prices.

               (3) The Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


               (4) The Balanced Index is a hypothetical combination of unmanaged indices. This index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Gov't/Credit Index (45%).


               (5) The average annual return was calculated based on historical information from September 30, 1993 to December 31, 2003 for the Balanced Index.


                                                         Risk/return summary  19

               WORLDWIDE FUND



                 Annual returns for periods ended 12/31
                          1.20%  26.82%  28.15%  20.96%  28.25%  63.66%  (14.65)%  (21.07)%  (26.00)%
                          1994    1995    1996    1997    1998    1999     2000      2001      2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                           Average annual total return for periods ended 12/31/03
                                           ------------------------------------------------------
                                                                                Since Inception
                                                                              of Predecessor Fund
                                            1 year     5 years    10 years         (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and
                    Sale of Fund
                    Shares(1)
                Morgan Stanley Capital
                  International World
                  Index(SM)(2)
                  (reflects no deduction
                    for expenses, fees or
                    taxes)
                                          ----------------------------------------------



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (2) The Morgan Stanley Capital International World Index(SM) is a
                   market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.


 20 Janus Adviser Series

               INTERNATIONAL GROWTH FUND



                 Annual returns for periods ended 12/31
                               22.92%  32.76%  16.15%  16.86%  81.32%  (13.04)%  (22.78)%  (25.62)%
                                1995    1996    1997    1998    1999     2000      2001      2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                       Average annual total return for periods ended 12/31/03
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                                     1 year     5 years        (5/2/94)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale of Fund
                    Shares(1)
                Morgan Stanley Capital
                  International EAFE(R) Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                                    ------------------------------------





               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (2) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market structure of Developed Market countries in Europe, Australasia and the Far East.


                                                         Risk/return summary  21

               FOREIGN STOCK FUND*



                 Annual returns for periods ended 12/31
                                                                             (17.53)%
                                                                               2002    2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                     Average annual total return for periods ended 12/31/03
                                     ------------------------------------------------------
                                                                            Since Inception
                                                                 1 year        (5/1/01)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(1)
                Morgan Stanley Capital International EAFE(R)
                  Index(2)
                  (reflects no deduction for expenses, fees or
                    taxes)
                                                                ------------------------



                *  Formerly named International Value Fund.


               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (2) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market structure of Developed Market countries in Europe, Australasia and the Far East.




 22 Janus Adviser Series

               MID CAP VALUE FUND


                 Annual returns for periods ended 12/31
                                                                                    2003

                 Best Quarter:       Worst Quarter:


               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                  Average annual total return for periods ended 12/31/03
                                  ------------------------------------------------------
                                                                              Since Fund
                                                                              Inception
                                                                    1 year    (12/31/02)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of
                    Fund Shares(1)
                Russell Midcap Value Index(2)
                  (reflects no deduction for expenses, fees or
                    taxes)
                                                                   ---------------------



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (2) The Russell Midcap Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.


                                                         Risk/return summary  23

               SMALL COMPANY VALUE FUND*


                 Annual returns for periods ended 12/31
                                                                                    2003

                 Best Quarter:       Worst Quarter:


               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                    Average annual total return for periods ended 12/31/03
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                             1 year         (3/28/02)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell 2000 Value Index(2)
                  (reflects no deduction for expenses, fees
                    or taxes)
                                                            ----------------------------



                *  Formerly named Small Cap Value Fund.


               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (2) The Russell 2000 Value Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with lower price-to-book and price-to-earnings ratios. It is a generally recognized indicator used to measure overall small company value-stock performance.


 24 Janus Adviser Series

               Since Risk-Managed Growth Fund and Risk-Managed Core Fund did not commence operations until January 2, 2003, performance information is not included for these Funds. Performance history will be available for the Funds after they have been in operation for one calendar year. The performance of these Funds will be compared to the following benchmarks:


               - Risk-Managed Growth Fund - Russell 1000 Growth Index

               - Risk-Managed Core Fund - S&P 500(R) Index




               After-tax returns are calculated using distributions for each of the Funds' Class I Shares, except Janus Adviser Small Company Value Fund, for the period August 1, 2000 to December 31, 2003; if applicable, actual distributions for any predecessor funds for the period May 1, 1997 to July 31, 2000; and, if applicable, actual distributions for Institutional Shares of the corresponding Janus Aspen Series fund for periods prior to May 1, 1997. After-tax returns are calculated using distributions for Janus Adviser Small Company Value Fund - Class I Shares for the period April 22, 2003 to December 31, 2003 and for Berger Small Cap Value Fund II - Investor Shares for the periods prior to April 22, 2003. If Class I Shares of the Funds had been available during these periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               The Equity Funds' past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

                                                         Risk/return summary  25

FLEXIBLE INCOME FUND

               Flexible Income Fund is designed for long-term investors who primarily seek total return.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME FUND?

--------------------------------------------------------------------------------

              FIXED-INCOME


               - FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME FUND?

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign debt and equity securities.


               Flexible Income Fund invests primarily in a wide variety of income-producing securities such as corporate bonds and notes; government securities, including agency securities; and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its total assets in income-producing securities. The Fund will


 26 Janus Adviser Series
               invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.


               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME FUND?

               Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.


               The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.



               The Fund will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in Flexible Income Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganiza-

                                                         Risk/return summary  27
               tion of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees and expenses of the new class, ignoring any fee and expense limitations and prior to the application of any contractual expense waivers.


               The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.


               [TO BE UPDATED BY AMENDMENT]


 28 Janus Adviser Series

               FLEXIBLE INCOME FUND



                 Annual returns for periods ended 12/31
                                    (1.25)%  23.47%  8.62%  10.77%  8.58%  0.90%  6.10%  7.20%  9.70%
                                     1994     1995   1996    1997   1998   1999   2000   2001   2002   2003

                 Best Quarter:      Worst Quarter:



               The Fund's year-to-date return as of the calendar quarter ended
               June 30, 2004 was     %.



                                          Average annual total return for periods ended 12/31/03
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                              1 year    5 years   10 years        (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on
                    Distributions
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares(1)
                Lehman Brothers Gov't/Credit
                  Index(2)
                  (reflects no deduction for
                    expenses, fees or taxes)
                                             -------------------------------------------



               (1) If the Fund incurs a loss, which generates a tax benefit, the
                   Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


               (2) The Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.



               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2003; actual distributions for the predecessor fund for the period


                                                         Risk/return summary  29

               May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Flexible Income Portfolio for periods prior to May 1, 1997. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               Flexible Income Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

MONEY MARKET FUND

               Money Market Fund is designed for investors who seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MONEY MARKET FUND?

--------------------------------------------------------------------------------

              FIXED-INCOME


               - MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MONEY MARKET FUND?

               Money Market Fund will invest only in high-quality, short-term money market instruments that present minimal credit risks, as

 30 Janus Adviser Series
               determined by Janus Capital. The Fund invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN MONEY MARKET FUND?

               The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although Money Market Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


               The following information provides some indication of the risks of investing in Money Market Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. In all cases where performance has been calculated based on another class or predecessor fund, performance reflects any higher fees and expenses of the new class, ignoring any fee and expense


                                                         Risk/return summary  31
               limitations and prior to the application of any contractual expense waivers. The bar chart depicts the change in performance from year to year during the periods indicated.



               [TO BE UPDATED BY AMENDMENT]



               MONEY MARKET FUND



                 Annual returns for periods ended 12/31
                                                  4.24%  4.02%  4.85%  4.45%  5.75%  3.33%  1.09%
                                                  1996   1997   1998   1999   2000   2001   2002   2003

                 Best Quarter:      Worst Quarter:



               The seven-day yield for the Fund's Class I Shares on December 31,
               2003 was      %. [TO BE UPDATED BY AMENDMENT]


               For Money Market Fund's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.

               Money Market Fund's past performance does not necessarily indicate how it will perform in the future.

 32 Janus Adviser Series

FEES AND EXPENSES


               The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2004. The fees and expenses for Class I Shares have been restated to reflect reductions in the Funds' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.


               SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares. However, if you sell Class I Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund or Risk-Managed Core Fund that you have held for three months or less you may pay a redemption fee.


               ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.



               [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  33

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class I
Sales Charges...............................................  None
Redemption fees on shares of Worldwide Fund, International
  Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund
  and Risk-Managed Core Fund held for 3 months or less (as a
  % of amount redeemed.)....................................  2.00%(2)
Exchange fees...............................................  None(3)



--------------------------------------------------------------------------------

                                 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                     Total Annual               Net Annual
                                                       Distribution                      Fund                      Fund
                                          Management     (12b-1)         Other        Operating     Expense     Operating
                                             Fee         Fees(4)      Expenses(5)    Expenses(6)    Waivers    Expenses(6)
  GROWTH & CORE
   Growth Fund -
     Class I                                 0.64%         0.25%              %               %           %            %
   Capital Appreciation Fund -
     Class I                                 0.64%         0.25%              %               %           %            %
   Mid Cap Growth Fund -
     Class I                                 0.64%         0.25%              %               %           %            %
   Growth and Income Fund -
     Class I                                 0.62%         0.25%              %               %           %            %
   Core Equity Fund -
     Class I                                 0.60%         0.25%              %               %           %            %
   Balanced Fund -
     Class I                                 0.55%         0.25%              %               %           %            %
  INTERNATIONAL & GLOBAL
   Worldwide Fund -
     Class I                                 0.60%         0.25%              %               %           %            %
   International Growth Fund -
     Class I                                 0.64%         0.25%              %               %           %            %
   Foreign Stock Fund(7) -
     Class I                                 0.64%         0.25%              %               %           %            %


 34 Janus Adviser Series

                                 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                    Total Annual                Net Annual
                                                      Distribution                      Fund                       Fund
                                         Management     (12b-1)         Other        Operating     Expense      Operating
                                            Fee         Fees(4)      Expenses(5)    Expenses(6)    Waivers     Expenses(6)
  VALUE
   Mid Cap Value Fund -
     Class I                                0.64%         0.25%              %               %           %             %
   Small Company Value Fund(8) -
     Class I                                0.74%         0.25%              %               %           %             %
  RISK-MANAGED
   Risk-Managed Growth Fund(9) -
     Class I                                0.50%         0.25%              %               %           %             %
   Risk-Managed Core Fund(10) -
     Class I                                0.50%         0.25%              %               %           %             %
  FIXED-INCOME
   Flexible Income Fund -
     Class I                                0.50%         0.25%              %               %           %             %
   Money Market Fund -
     Class I                                0.25%         0.25%              %               %           %             %


  (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.


  (3) An exchange of Class I Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund or Risk-Managed Core Fund held three months or less may be subject to the Funds' 2.00% redemption fee.

  (4) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
  (5) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class I Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

  (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses to the levels indicated under Management of the Funds until at least December 1, 2005.


  (7) Formerly named International Value Fund.

  (8) Formerly named Small Cap Value Fund.

  (9) Formerly named Risk-Managed Large Cap Growth Fund.

 (10) Formerly named Risk-Managed Large Cap Core Fund.

                                                         Risk/return summary  35

 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Fund's operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:


                                                 1 Year      3 Years      5 Years      10 Years
                                                -------------------------------------------------
  GROWTH & CORE
    Growth Fund - Class I                         $           $            $            $
    Capital Appreciation Fund - Class I           $           $            $            $
    Mid Cap Growth Fund - Class I                 $           $            $            $
    Growth and Income Fund - Class I              $           $            $            $
    Core Equity Fund - Class I                    $           $            $            $
    Balanced Fund - Class I                       $           $            $            $
  INTERNATIONAL & GLOBAL
    Worldwide Fund - Class I                      $           $            $            $
    International Growth Fund - Class I           $           $            $            $
    Foreign Stock Fund(1) - Class I               $           $            $            $
  VALUE
    Mid Cap Value Fund - Class I                  $           $            $            $
    Small Company Value Fund(2) - Class I         $           $            $            $
  RISK-MANAGED
    Risk-Managed Growth Fund(3) - Class I         $           $            $            $
    Risk-Managed Core Fund(4) - Class I           $           $            $            $
  FIXED-INCOME
    Flexible Income Fund - Class I                $           $            $            $
    Money Market Fund - Class I                   $           $            $            $



 (1) Formerly named International Value Fund.


 (2) Formerly named Small Cap Value Fund.


 (3) Formerly named Risk-Managed Large Cap Growth Fund.


 (4) Formerly named Risk-Managed Large Cap Core Fund.


 36 Janus Adviser Series

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

EQUITY FUNDS

               This section takes a closer look at the investment objectives of each of the Equity Funds, their principal investment strategies and certain risks of investing in the Equity Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


GROWTH & CORE


               GROWTH FUND
               Growth Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

               CAPITAL APPRECIATION FUND
               Capital Appreciation Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               MID CAP GROWTH FUND
               Mid Cap Growth Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of

            Investment objectives, principal investment strategies and risks  37 the Russell Midcap Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of July
               31, 2004, they ranged from approximately $     million to $
               billion. [TO BE UPDATED BY AMENDMENT]


               GROWTH AND INCOME FUND

               Growth and Income Fund seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.


               CORE EQUITY FUND
               Core Equity Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

               BALANCED FUND
               Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities.

 38 Janus Adviser Series

INTERNATIONAL & GLOBAL


               WORLDWIDE FUND
               Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may, under unusual circumstances, invest in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               INTERNATIONAL GROWTH FUND
               International Growth Fund seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               FOREIGN STOCK FUND
               Foreign Stock Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Fund may have significant exposure to emerging markets.

               The portfolio manager emphasizes investments in companies with an attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash

            Investment objectives, principal investment strategies and risks  39 from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

VALUE

               MID CAP VALUE FUND - SUBADVISED BY PERKINS

               Mid Cap Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of July 31, 2004, they ranged from
               approximately $     million to $     billion. [TO BE UPDATED BY
               AMENDMENT]


               SMALL COMPANY VALUE FUND - SUBADVISED BY BAY ISLE

               Small Company Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. The Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of July
               31, 2004, they ranged from approximately $     million to $
               billion. [TO BE UPDATED BY AMENDMENT]


 40 Janus Adviser Series

RISK-MANAGED


               RISK-MANAGED GROWTH FUND - SUBADVISED BY INTECH
               Risk-Managed Growth Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of large-sized companies. The Fund invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

               RISK-MANAGED CORE FUND - SUBADVISED BY INTECH
               Risk-Managed Core Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of large-sized companies. The Fund invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500(R) Index, among other risk control techniques.

               The following questions and answers are designed to help you better understand the Equity Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE FUNDS MANAGED BY JANUS?

               Consistent with its investment objective and policies, each of the Funds may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if

            Investment objectives, principal investment strategies and risks  41 the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.

               Growth and Income Fund and Balanced Fund may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Equity Funds. Income realized on the Funds' investments will be incidental to their objectives. In the case of Growth and Income Fund and Balanced Fund, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.

               Foreign Stock Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital.


2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE FUND?


               Mid Cap Value Fund's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Fund look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.


3. HOW ARE COMMON STOCKS SELECTED BY BAY ISLE FOR SMALL COMPANY VALUE FUND?


               Small Company Value Fund's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio managers generally look for companies with reasonably solid fundamentals, that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value.

 42 Janus Adviser Series

               To a certain degree, Small Company Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if the company has deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.


4. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED FUNDS?


               INTECH applies a mathematical portfolio management process to construct an investment portfolio for each Risk-Managed Fund. INTECH developed the formulas underlying this mathematical process.

               The mathematical process is designed to take advantage of market volatility (variation in stock prices), rather than using research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Fund's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical process involves:

               - selecting stocks primarily from stocks within a Fund's
                 benchmark;

               - periodically determining an optimal weighting of these stocks and rebalancing to the optimal weighting; and

               - monitoring the total risk and volatility of a Fund's holding with respect to the benchmark index.


               INTECH seeks to outperform the benchmark index through its mathematical process. INTECH seeks to identify stocks for its portfolio in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark


            Investment objectives, principal investment strategies and risks  43 index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical process used by INTECH may not achieve the desired results.


               The Funds may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

5. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure.

6. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Mid Cap Growth Fund, Mid Cap Value Fund and Small Company Value Fund. The other Equity Funds offered by this Prospectus do not emphasize companies of any particular size.

7. HOW DO THE PORTFOLIO MANAGERS OF MID CAP VALUE FUND AND SMALL COMPANY VALUE FUND DETERMINE THAT A COMPANY MAY BE UNDERVALUED?


               A company may be undervalued when, in the opinion of a Fund's portfolio managers, the company is selling for a price that is


 44 Janus Adviser Series
               below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.

8. WHAT IS A "SPECIAL SITUATION"?

               Certain Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

9. HOW DO GROWTH AND INCOME FUND AND BALANCED FUND DIFFER FROM EACH OTHER?


               Growth and Income Fund will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Fund places a greater emphasis on the income component of its portfolio and will normally invest 40-60% of its net assets in securities selected primarily for their income


            Investment objectives, principal investment strategies and risks  45 potential. As a result, Balanced Fund is expected to be less volatile than Growth and Income Fund. Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its net asset value can be expected to fluctuate more than Balanced Fund.


10. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               Growth and Income Fund and Balanced Fund shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component. Growth and Income Fund's growth component will normally be up to 75% of its net assets. Balanced Fund's growth component will normally be 40-60% of its net assets.


11. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               The growth component of these Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.


12. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


               Growth and Income Fund's income component will consist largely of equity and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Fund if they currently pay dividends or a portfolio manager believes they have the potential for either increasing their


 46 Janus Adviser Series
               dividends or commencing dividends, if none are currently paid. The income component of Balanced Fund's holdings will consist primarily of bonds.


13. HOW DO INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME FUND AND BALANCED FUND INVESTMENT?

               The income component of Growth and Income Fund's and Balanced Fund's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

FLEXIBLE INCOME FUND

               This section takes a closer look at the investment objective of Flexible Income Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio

            Investment objectives, principal investment strategies and risks  47 manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments.


               Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes; government securities, including agency securities; and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its total assets in income-producing securities. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


               The following questions and answers are designed to help you better understand Flexible Income Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

               The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio

 48 Janus Adviser Series
               manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?


               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.



6. WHAT ARE U.S. GOVERNMENT SECURITIES?



               The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the


            Investment objectives, principal investment strategies and risks  49

               U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.


GENERAL PORTFOLIO POLICIES OF THE FUNDS OTHER THAN MONEY MARKET FUND


               Unless otherwise stated, each of the following policies applies to all of the Funds. In investing their portfolio assets, the Funds will follow the general policies listed below. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


               CASH POSITION

               The Risk-Managed Funds subadvised by INTECH normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Risk-Managed Funds may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


 50 Janus Adviser Series

               Except as described above for the Risk-Managed Funds, the Funds do not always stay fully invested in stocks and bonds. For example, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Funds' cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.



               In addition, a portfolio manager may temporarily increase a Fund's cash position under certain unusual circumstances, such as to protect its assets, maintain liquidity or meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under these unusual circumstances, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.




               OTHER TYPES OF INVESTMENTS

               To achieve their objectives, the Equity Funds invest primarily in domestic and foreign equity securities. Growth and Income Fund and Balanced Fund also invest in equity securities with varying degrees of emphasis on income. To a limited extent, the Funds may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk;


            Investment objectives, principal investment strategies and risks  51 however, they may not achieve the Funds' objectives. These securities and strategies may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 20% of Mid Cap Growth
                 Fund's, Core Equity Fund's, Foreign Stock Fund's, Mid Cap Value Fund's and Small Company Value Fund's assets and less than 35% of each other Fund's assets)


               - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return



               - short sales "against the box" and "naked" short sales (no more than 8% of a Fund's assets may be invested in naked short sales)


               - securities purchased on a when-issued, delayed delivery or forward commitment basis


               To achieve its objective, Flexible Income Fund invests primarily in fixed-income securities which may include corporate bonds and notes; government securities, including agency securities; preferred stock; high-yield/high-risk bonds; and municipal obligations. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's


 52 Janus Adviser Series
               assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:


               - domestic and foreign equity securities


               - common stocks

               - pass-through securities including mortgage- and asset-backed securities (without limit)

               - zero coupon, pay-in-kind and step coupon securities (without limit)


               - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return


               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES

               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly-traded in the


            Investment objectives, principal investment strategies and risks  53

               United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               Certain Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Funds generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments and the investment style of the

 54 Janus Adviser Series
               portfolio manager. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Flexible Income Fund has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. The rebalancing techniques used by the Risk-Managed Funds may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. With respect to the Risk-Managed Funds, INTECH periodically rebalances the stocks in the portfolio to their optimal weighting versus the Funds' benchmark index, as determined by INTECH's mathematical process.


               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Financial Highlights section of this Prospectus shows the Funds' historical turnover rates.


RISKS FOR EQUITY FUNDS

               Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease. A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

            Investment objectives, principal investment strategies and risks  55

               The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Funds.

1. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly-traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.


2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF CAPITAL APPRECIATION FUND AND FOREIGN STOCK FUND AFFECT THE FUNDS' RISK PROFILE?


               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate


 56 Janus Adviser Series
               more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of a Fund.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


               If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Mid Cap Value Fund or Small Company Value Fund may suffer. In general, portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.


RISKS FOR FLEXIBLE INCOME FUND

               Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

               The following questions and answers are designed to help you better understand some of the risks of investing in Flexible Income Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


            Investment objectives, principal investment strategies and risks  57

2. HOW IS CREDIT QUALITY MEASURED?


               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


RISKS COMMON TO ALL NON-MONEY MARKET FUNDS

               The following questions and answers discuss risks that apply to all Funds other than Money Market Fund.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:



               - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk.


               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies

 58 Janus Adviser Series
                 restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.


               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


               The Funds, particularly the International & Global Funds, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more


            Investment objectives, principal investment strategies and risks  59 difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

4. HOW DO THE FUNDS TRY TO REDUCE RISK?


               The Funds may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio managers believe the use of these instruments will benefit the Funds. However, a Fund's performance could be worse than if the Fund had not used such instruments if a portfolio manager's judgment proves incorrect.


               The Risk-Managed Funds' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

 60 Janus Adviser Series

               The Risk-Managed Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


5. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

            Investment objectives, principal investment strategies and risks  61

MONEY MARKET FUND

               This section takes a closer look at the investment objective of Money Market Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Money Market Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

               Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               Money Market Fund will:

               - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus
                 Capital

               - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

               - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

               Money Market Fund invests primarily in:

               - high quality debt obligations

               - obligations of financial institutions

 62 Janus Adviser Series

               The Fund may also invest (to a lesser degree) in:


               - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities)


               - municipal securities


               - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment


               DEBT OBLIGATIONS


               The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:


               - commercial paper

               - notes and bonds

               - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

               - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

               OBLIGATIONS OF FINANCIAL INSTITUTIONS

               Examples of obligations of financial institutions include:

               - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

               - Eurodollar and Yankee bank obligations (Eurodollar bank
                 obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank

            Investment objectives, principal investment strategies and risks  63 obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

               - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

               Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

               The following is a description of other investment techniques that Money Market Fund may use:

               PARTICIPATION INTERESTS

               A participation interest gives Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.


               DEMAND FEATURES
               Demand features give Money Market Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality and provide a source of liquidity.

               Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Fund's investments may be dependent in part on the credit quality of the

 64 Janus Adviser Series
               banks supporting Money Market Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

               VARIABLE AND FLOATING RATE SECURITIES
               Money Market Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

               MORTGAGE- AND ASSET-BACKED SECURITIES

               Money Market Fund may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.


               Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

               REPURCHASE AGREEMENTS
               Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

            Investment objectives, principal investment strategies and risks  65

               If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 66 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


               Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments for all the Funds except Janus Adviser Mid Cap Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. Perkins is responsible for the day-to-day management of the investment portfolio of Janus Adviser Mid Cap Value Fund. Bay Isle is responsible for the day-to-day management of the investment portfolio of Janus Adviser Small Company Value Fund. INTECH is responsible for the day-to-day management of the investment portfolios of Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. Janus Capital provides certain administrative and other services and is responsible for the other business affairs of all the Funds.



               Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


               Janus Capital furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


               Berger Financial Group LLC, 210 University Blvd., Denver, Colorado 80206, was the investment adviser to Janus Adviser Small Company Value Fund's predecessor until the reorganization of Berger Small Cap Value Fund II into the Fund.


                                                     Management of the Funds  67

               From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 15 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Funds. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to


 68 Janus Adviser Series
               which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Funds.


MANAGEMENT EXPENSES

               Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. Each Fund's advisory agreement spells out the management fee and other expenses that the Funds must pay. Janus Capital pays INTECH and Bay Isle a subadvisory fee from its management fee for managing the Risk-Managed Funds and Small Company Value Fund, respectively. Mid Cap Value Fund pays Perkins a subadvisory fee directly.


               Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fee (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Funds is subject to the following management fee schedule (expressed as an annual rate).


                                                     Management of the Funds  69

                               Average Daily      Annual Management
                                Net Assets            Fee Rate           Expense Limit
Fund                              of Fund         Percentage (%)(1)    Percentage (%)(2)
----------------------------------------------------------------------------------------
GROWTH & CORE
   Growth Fund                All Asset Levels          0.64                 0.66
   Capital Appreciation
     Fund                     All Asset Levels          0.64                 0.67
   Mid Cap Growth Fund        All Asset Levels          0.64                 0.65
   Growth and Income Fund     All Asset Levels          0.62                 0.99
   Core Equity Fund           All Asset Levels          0.60                 0.70
   Balanced Fund              All Asset Levels          0.55                 0.57
INTERNATIONAL & GLOBAL
   Worldwide Fund             All Asset Levels          0.60                 0.65
   International Growth
     Fund                     All Asset Levels          0.64                 0.73
   Foreign Stock Fund(3)      All Asset Levels          0.64                 1.24
VALUE
   Mid Cap Value Fund         All Asset Levels          0.64                 0.74
   Small Company Value
     Fund(4)                  All Asset Levels          0.74                 1.24
RISK-MANAGED
   Risk-Managed Growth
     Fund(5)                  All Asset Levels          0.50                 0.60
   Risk-Managed Core
     Fund(6)                  All Asset Levels          0.50                 0.60
FIXED-INCOME
   Flexible Income Fund      First $300 Million         0.50                 0.55
                             Over $300 Million          0.40
   Money Market Fund          All Asset Levels          0.25                 0.36
----------------------------------------------------------------------------------------



(1) Effective July 1, 2004, Janus Capital agreed to reduce each Fund's management fee, with the exception of Money Market Fund, as set forth in each Fund's Investment Advisory Agreement, to the amount reflected.


(2) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution fees and administrative services fees, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least December 1, 2005.


(3) Formerly named International Value Fund.


(4) Formerly named Small Cap Value Fund.


(5) Formerly named Risk-Managed Large Cap Growth Fund.


(6) Formerly named Risk-Managed Large Cap Core Fund.




 70 Janus Adviser Series

               For the fiscal year ended July 31, 2004, each Fund except Mid Cap Value Fund paid Janus Capital the following management fees (net of fee waivers) based on each Fund's average net assets. Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Fund paid Janus Capital and Perkins management fees.



[TO BE UPDATED BY AMENDMENT]



                                                                  Management Fee
                                                                  (for the Fiscal
                                                                    Year Ended
Fund                                                              July 31, 2004)
---------------------------------------------------------------------------------
   GROWTH & CORE
    Growth Fund
    Capital Appreciation Fund
    Mid Cap Growth Fund
    Growth and Income Fund
    Core Equity Fund
    Balanced Fund
   INTERNATIONAL & GLOBAL
    Worldwide Fund
    International Growth Fund
    Foreign Stock Fund(1)
   VALUE
    Mid Cap Value Fund
    Small Company Value Fund(2)
   RISK-MANAGED
    Risk-Managed Growth Fund(3)
    Risk-Managed Core Fund(4)
   FIXED-INCOME
    Flexible Income Fund
    Money Market Fund
---------------------------------------------------------------------------------



(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.


(3) Formerly named Risk-Managed Large Cap Growth Fund.


(4) Formerly named Risk-Managed Large Cap Core Fund.




                                                     Management of the Funds  71

SUBADVISERS


               PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Fund. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and provides day-to-day management of the Fund's portfolio operations as subadviser of Mid Cap Value Fund, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.


               BAY ISLE FINANCIAL LLC serves as subadviser to Small Company Value Fund and served as subadviser to the Fund's predecessor since its inception in March 2002. Bay Isle, 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987. Bay Isle provides day-to-day portfolio management to the Fund, as well as to other mutual funds and separate accounts. Janus Capital indirectly owns all of the outstanding voting shares of Bay Isle.


               ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to Risk-Managed Growth Fund and Risk-Managed Core Fund. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund and other institutional accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Funds. Janus Capital indirectly owns approximately 77.5% of the outstanding voting shares of INTECH.


 72 Janus Adviser Series

INVESTMENT PERSONNEL

JANUS PORTFOLIO MANAGERS




JONATHAN D. COLEMAN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Mid Cap Growth Fund, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 through 2002. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.



BRENT A. LYNN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser International Growth Fund, which he has co-managed or managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

                                                     Management of the Funds  73

KAREN L. REIDY
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, each of which she has managed since their inception. Ms. Reidy is also Portfolio Manager of other Janus accounts. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.


BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth Fund, which he has managed since its inception. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990.
                   He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Capital Appreciation Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio
                   Manager of other Janus accounts. Mr. Schoelzel joined
                   Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.

 74 Janus Adviser Series

MINYOUNG SOHN
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth and Income Fund. He is also Portfolio Manager of other Janus accounts. Mr. Sohn joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree in Government and Economics (graduated cum laude) from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.


RONALD V. SPEAKER
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Flexible Income Fund, which he has managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial Analyst designation.


J. ERIC THORDERSON
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Money Market Fund, which he has managed since
                   January 2001. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a research analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

                                                     Management of the Funds  75

JASON P. YEE
--------------------------------------------------------------------------------

                   is Executive Vice President and Portfolio Manager of Janus Adviser Worldwide Fund and Janus Adviser Foreign Stock Fund, which he has managed since July 2004 and since inception, respectively. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus in April 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.


JANUS ASSISTANT PORTFOLIO MANAGERS

DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------
                   is Assistant Portfolio Manager of Janus Adviser Worldwide Fund. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP from 1997 to 2001. Mr. Kirkpatrick holds Bachelor's degrees in
                   Mechanical Engineering and Political Science from Rice University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.



 76 Janus Adviser Series

GREGORY R. KOLB

--------------------------------------------------------------------------------

                   is Assistant Portfolio Manager of Janus Adviser Worldwide Fund. He joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus, Mr. Kolb was an associate director in UBS Warburg's Financial Institutions Investment Banking Group and an analyst on Lehman Brothers' Global Mergers & Acquisitions Team. Mr. Kolb holds a Bachelor's degree in Business Administration from Miami University (of Ohio) where he graduated magna cum laude with honors.


GARTH YETTICK
--------------------------------------------------------------------------------

                   is Assistant Portfolio Manager of Janus Adviser International Growth Fund. Prior to joining Janus in 1997, Mr. Yettick was a management consultant with First Manhattan Consulting Group from 1994 to 1997. He holds a Bachelor's degree (magna cum laude) in Computer Science and Mathematics from Harvard College, where he was elected to Phi Beta Kappa. He has earned the right to use the Chartered Financial Analyst designation.




                                                     Management of the Funds  77

PERKINS PORTFOLIO MANAGERS

JEFF KAUTZ
--------------------------------------------------------------------------------

                   is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.


ROBERT H. PERKINS
--------------------------------------------------------------------------------

                   is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. Previously, he was a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund. Mr. Perkins holds a Bachelor of Science degree in Business from Miami University.


 78 Janus Adviser Series

THOMAS M. PERKINS
--------------------------------------------------------------------------------

                   has been the lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Fund's security selection. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.


BAY ISLE PORTFOLIO MANAGERS

JAKOB V. HOLM
--------------------------------------------------------------------------------

                   is Co-Manager of Small Company Value Fund. Mr. Holm was a Co-Manager of the Fund's predecessor, Berger Small Cap Value Fund II, since its inception in March 2002. Mr. Holm joined Bay Isle in 2000 as a research analyst, analyzing equity and fixed-income securities. Prior to joining Bay Isle, Mr. Holm worked at Sand Hill Advisors as a research analyst from 1997 until 2000. He received a Master of International Management focusing on finance from Thunderbird, American Graduate School of International Management and a Bachelor's degree in Economics from Augustana College. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.


                                                     Management of the Funds  79

WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------

                   is Co-Manager of Small Company Value Fund and President and Chief Investment Officer of Bay Isle. Mr. Schaff was a Co-Manager of the Fund's predecessor, Berger Small Cap Value Fund II, since its inception in March 2002, and a portfolio manager on various accounts since 1986. Mr. Schaff co-founded Bay Isle Financial Corporation, the predecessor of Bay Isle in 1986, and served as its Chief Executive Officer and Chief Investment Officer from 1986-2001. He has a Master's degree in Engineering from the University of California, Davis. Mr. Schaff has earned the right to use the Chartered Financial Analyst designation.


INTECH PORTFOLIO MANAGERS

                   No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Funds. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

 80 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY PERKINS


               [TO BE UPDATED BY AMENDMENT]



               The following chart shows the historical performance of the Perkins Mid Cap Value Equity Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Mid Cap Value Fund. The Russell Midcap Value Index is the benchmark for the Fund and the Composite. In addition, the S&P MidCap 400 Index is a secondary benchmark for the Composite.



               As of June 30, 2004, the Perkins Mid Cap Value Equity Composite
               consisted of           advisory accounts, including      mutual
               fund portfolios. As of this date, the total assets of the Perkins
               Mid Cap Value Equity Composite were approximately $     billion.
               The Janus mutual funds for which Perkins acts as subadviser are included in the Perkins Mid Cap Value Equity Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of Perkins and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in the Composite have been deducted. Janus Adviser Mid Cap Value Fund's fees and expenses are generally expected to be higher than those reflected in the Composite, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composite were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which if imposed, could have adversely affected the Composite's performance. Except for the mutual fund accounts, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Mid Cap Value

                                                     Management of the Funds  81

               Fund. If these fees and expenses were included, returns would be lower.


                          Average annual total return for periods ended 06/30/04



                                                    1 Year     5 Years   Since Inception(1)
  Perkins Mid Cap Value Equity Composite                 %          %               %
  Russell Midcap Value Index(2)                          %          %               %
  S&P MidCap 400 Index(3)                                %          %               %


(1) The inception date of the Composite was October 1, 1998. Total returns and expenses are not annualized for the first year of operations.

(2) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

(3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.


[TO BE UPDATED BY AMENDMENT]


 82 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY INTECH


               [TO BE UPDATED BY AMENDMENT]


               The following chart shows the historical performance of the INTECH Broad Large Cap Growth Composite and the INTECH Large Cap Growth Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Risk-Managed Growth Fund. Both Composites and the Fund are managed using INTECH's Large Cap Growth Strategy. Both Composites and the Fund seek to outperform the benchmark index while managing downside risk. The benchmark index of the INTECH Broad Large Cap Growth Composite and the Fund is the Russell 1000 Growth Index, while the benchmark of the INTECH Large Cap Growth Composite is the S&P 500(R)/Barra Growth Index. The Broad Large Cap Growth version of the strategy and the Fund seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Growth Composite. The returns for the INTECH Large Cap Growth Composite are shown to illustrate INTECH's investment style and demonstrate INTECH's ability to achieve its primary objective of outperforming the applicable benchmark index with respect to the accounts included in the Composites. While there has been a high correlation between the two indices, the Fund's performance is expected to more closely track the performance of the Russell 1000 Growth Index.


               As of June 30, 2004, the INTECH Broad Large Cap Growth Composite
               consisted of      advisory accounts, including      mutual fund
               portfolios. As of this date, the total assets of the INTECH Broad
               Large Cap Growth Composite were approximately $          . The
               Janus mutual funds for which INTECH acts as subadviser are included in the INTECH Broad Large Cap Growth Composite. As of June 30, 2004, the INTECH Large Cap Growth Composite consisted of advisory accounts. As of this date, the total assets of the
               INTECH Large Cap Growth Composite were


                                                     Management of the Funds  83
               approximately $          . All accounts that have investment
               objectives, policies and strategies that are substantially similar to the Fund's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composites and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Janus Adviser Risk-Managed Growth Fund's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Risk-Managed Growth Fund. If these fees and expenses were included, returns would be lower.


                         Average annual total returns for periods ended 06/30/04



                                                                                   Since      Inception
                                                  1 Year    5 Years   10 Years   Inception     Date(1)
  INTECH Broad Large Cap Growth Composite               %      N/A        N/A           %     10/31/2000
  Russell 1000 Growth Index(2)                          %      N/A        N/A           %     10/31/2000
  INTECH Large Cap Growth Composite                     %         %          %          %     06/30/1993
  S&P 500(R)/Barra Growth Index(3)                      %         %          %          %     06/30/1993


(1) Total returns and expenses are not annualized for the first year of operations.
(2) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.
(3) The S&P 500(R)/Barra Growth Index is designed to differentiate between fast growing companies and slower growing or undervalued companies and includes those stocks in the S&P 500(R) Index that have higher price/book ratios. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.


[TO BE UPDATED BY AMENDMENT]


 84 Janus Adviser Series

               [TO BE UPDATED BY AMENDMENT]



               The following chart shows the historical performance of the INTECH Large Cap Core Aggressive Composite and the INTECH Large Cap Core Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Risk-Managed Core Fund. Both Composites and the Fund are managed using INTECH's Large Cap Core Strategy and use the S&P 500(R) as their benchmark index. Both Composites and the Fund seek to outperform the benchmark index while managing downside risk. The Large Cap Core Aggressive version of the strategy and the Fund seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Core Composite. Accordingly, their performance is expected to be more volatile relative to the benchmark index.



               As of June 30, 2004, the INTECH Large Cap Core Aggressive
               Composite consisted of      advisory accounts, including
               mutual fund portfolios. As of this date, the total assets of the INTECH Large Cap Core Aggressive Composite were approximately
               $     . The Janus mutual funds for which INTECH acts as
               subadviser are included in the INTECH Large Cap Core Aggressive Composite. As of June 30, 2004, the INTECH Large Cap Core
               Composite consisted of      advisory accounts. As of this date,
               the total assets of the INTECH Large Cap Core Composite were
               approximately $     . All accounts that have investment
               objectives, policies and strategies that are substantially similar to the Fund's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composites and not the Fund.


               The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Janus Adviser Risk-Managed Core Fund's fees and expenses are

                                                     Management of the Funds  85
               generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Risk-Managed Core Fund. If these fees and expenses were included, returns would be lower.


                         Average annual total returns for periods ended 06/30/04



                                                                                Since        Inception
                                            1 Year     5 Years    10 Years    Inception       Date(1)
  INTECH Large Cap Core Aggressive
   Composite                                      %       N/A        N/A             %       07/31/2001
  S&P 500(R) Index(2)                             %       N/A        N/A             %       07/31/2001
  INTECH Large Cap Core Composite                 %          %          %            %       06/30/1987
  S&P 500(R) Index(2)                             %          %          %            %       06/30/1987


(1) Total returns and expenses are not annualized for the first year of operations.
(2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


[TO BE UPDATED BY AMENDMENT]


 86 Janus Adviser Series

OTHER INFORMATION


--------------------------------------------------------------------------------


               CLASSES OF SHARES


               The Funds, with the exception of Janus Adviser Money Market Fund, currently offer four classes of shares. Janus Adviser Money Market Fund currently offers three classes of shares. Class I Shares is offered by this Prospectus. The Shares of all classes are generally available only in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus Representative at 1-800-525-3713 to purchase, redeem or exchange shares. If you would like additional information about Class A Shares, Class C Shares or Class R Shares please call 1-800-525-0020.



               CLOSED FUND POLICIES



               The Funds may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Funds as an investment option would be able to direct contributions to that Fund through their plan, regardless of whether they invested in such Fund prior to its closing. In addition, in the case of certain


                                                           Other information  87
               mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


               PENDING LEGAL MATTERS


               [TO BE UPDATED BY AMENDMENT]



               In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.



               The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed


 88 Janus Adviser Series
               at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.



               Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.



               On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital


                                                           Other information  89
               also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.



               Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.



               The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus


 90 Janus Adviser Series
               entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.



               The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.



               In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.



               Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.


               ADMINISTRATIVE SERVICES FEE


               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of each Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Funds.


                                                           Other information  91

               DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Funds may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of a Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for investors in Class I Shares. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.


               DISTRIBUTION OF THE FUNDS

               The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 92 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain qualifying dividend income may be paid to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Fund.

FUNDS OTHER THAN MONEY MARKET FUND

               DISTRIBUTION SCHEDULE


               Dividends for Growth and Income Fund and Balanced Fund are normally declared and distributed in March, June, September and December. Dividends for the other Equity Funds are normally declared and distributed in December. Dividends for Flexible Income Fund are normally declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December for all of the Funds.


               HOW DISTRIBUTIONS AFFECT NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an

                                                     Distributions and taxes  93
               example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If a Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

MONEY MARKET FUND

               For Money Market Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for

 94 Janus Adviser Series
               those days are declared at the end of the preceding month and distributed on the first business day of the month.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions may be taxable at different rates depending on the length of time a Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you and to the IRS.

                                                     Distributions and taxes  95

               Income dividends or capital gains distributions made by a Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUNDS

               Dividends, interest and some gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

               The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

 96 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


               Investors generally may not purchase or redeem Shares of the Funds directly. Shares may be purchased or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES. However, if you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus Representative at 1-800-525-3713 to purchase, redeem or exchange shares.



               With certain limited exceptions, the Funds are available only to U.S. citizens or residents.


PRICING OF FUND SHARES

               Investments in Class I Shares will be duly processed at the NAV next calculated after an order is received in good order by a Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class I Shares.


               In order to receive a day's price, your order must be received by a Fund or its agent by the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. Securities of the Funds other than Money Market Fund are valued at market value or, if a market quotation is not readily available or is deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their


                                                         Shareholder's guide  97
               fair value is determined in good faith under procedures established by and under the supervision of the Trustees. If a security is valued using fair value pricing, a Fund's value for that security is likely to be different than the last quoted market price. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


               Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's Shares to the extent a Fund is invested in such markets.

               Money Market Fund's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


               All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.


PURCHASES


               Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each


 98 Janus Adviser Series

               Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds. If you previously owned Shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus Representative at 1-800-525-3713 to purchase additional Shares.


               Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, see "Excessive Trading."




               MINIMUM INVESTMENT REQUIREMENTS
               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of a Fund, except for defined contribution plans and broker wrap accounts.

               SYSTEMATIC PURCHASE PLAN
               You may arrange for periodic investments by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


               Contact your financial intermediary or consult your plan documents to exchange into other Janus funds. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is generally a taxable transaction (except for qualified plan accounts).



               - You may generally exchange Shares of a Fund for Shares of the same class of any Fund in Janus Adviser Series, or of the same class of any Fund in Janus Adviser (another Trust advised by


                                                         Shareholder's guide  99

                 Janus Capital) offered through your financial intermediary or qualified plan.


               - You must meet the minimum investment amount for each Fund.

               - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


               - An exchange from Class I Shares of Worldwide Fund,
                 International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund held for three months or less may be subject to the Funds' redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, see "Redemption Fee."



               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading."


REDEMPTIONS


               Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. If you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus Representative at 1-800-525-3713 to redeem Shares.


               Shares of any Fund may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 100 Janus Adviser Series

               SYSTEMATIC WITHDRAWAL PLAN

               You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


               Redemptions (and exchanges) from Class I Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund held for three months or less may be subject to the Funds' redemption fee. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


               Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.


               However, the redemption fee does not apply to certain types of accounts held through intermediaries, including: (1) certain employer-sponsored retirement plans; (2) certain broker wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.



               In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts that are exempt from IRS


                                                        Shareholder's guide  101
               penalty due to the disability of or medical expenses incurred by the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.



               In addition to the circumstances noted in the preceding paragraph, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Funds from the effects of short-term trading. In addition, the Funds reserve the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.


EXCESSIVE TRADING


               The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to prevent and discourage excessive short-term trading. As described below, however, the Funds may not be able to completely eliminate the possibility of excessive short term trading. Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, may increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds reserve the right to reject any purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe that the trading activity in the account(s) would be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio manager believes that he or she would be unable to invest the money


 102 Janus Adviser Series
               effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions accepted by your financial intermediary in violation of the Funds' excessive trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary. The trading history of accounts under common ownership or control within any of the Janus funds may be considered in enforcing these policies.


               Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. However, the Funds cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds.



               The Funds may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 - 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report the information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.



               Although trade monitoring and rejection of transactions by the Funds is intended to discourage excessive short-term trading, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Funds' shares by multiple


                                                        Shareholder's guide  103
               investors are aggregated by the intermediary and presented to the Funds on a net basis, effectively conceal the identity of individual investors and their transactions from the Funds. This makes the Funds' identification of excessive short-term transactions in the Funds difficult and makes the elimination of excessive short-term trading in such accounts impractical without the assistance of the intermediary. While the Funds will encourage intermediaries to take necessary actions to prevent, identify and discourage excessive short-term trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive short-term trading.



               The Funds' excessive trading policy generally does not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



PORTFOLIO HOLDINGS DISCLOSURE POLICY



               The Funds' full portfolio holdings, as well as industry, security, and regional breakdowns, are published monthly, with a 30-day lag, on janus.com. In addition, the Funds' top portfolio holdings in order or position size are published quarterly, with a 15-day lag, on janus.com. Most Funds disclose their top ten portfolio holdings. However, Janus Adviser Capital Appreciation Fund discloses only its top five portfolio holdings. The Funds also provide the percentage of their total portfolios that are represented by their top five or ten holdings. Janus Adviser Money Market Fund's full portfolio holdings are available to all shareholders of record upon request by calling a Janus Investor Service representative.


SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Funds that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by each Fund and the market values

 104 Janus Adviser Series
               thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends July 31.

                                                        Shareholder's guide  105

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


               Class I Shares of Janus Adviser Series, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Funds. For each Fund of Janus Adviser Series (except Foreign Stock Fund, Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund), financial highlights are presented for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown).


               The information for Janus Adviser Small Company Value Fund has been derived from the financial statements of the Investor Shares Class of the Berger Small Cap Value Fund II, which together with Institutional and Service Shares, was reorganized into the Fund on April 21, 2003. Berger Small Cap Value Fund II had a fiscal year end of September 30. Following the reorganization, Small Company Value Fund changed its fiscal year end to July 31.


               Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund share. The information shown for the fiscal periods ended July 31 and September 30 (for Janus Adviser Small Company Value Fund) has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



               The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of each of the Predecessor Funds prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Series for the fiscal years or period ended July 31 or September 30 (for Small Company Value Fund) of each period shown (assuming reinvestment of all dividends and distributions).



[TO BE UPDATED BY AMENDMENT]


 106 Janus Adviser Series

GROWTH FUND - CLASS I                                                                                 JANUS ASPEN
                                                       Janus Adviser                              Growth Portfolio -
                                                        Growth Fund                                Retirement Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Period ended      Year ended
                                                    Years ended July 31                        July 31,        December 31
                                       2004          2003          2002          2001          2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                             $16.08        $23.14        $30.82          $33.63           $23.45
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                            --            --            --          (0.02)             0.07
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                          1.34        (7.06)        (7.68)          (0.22)            10.25
 Total from investment operations                      1.34        (7.06)        (7.68)          (0.24)            10.32
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                                --            --            --              --               --
 Distributions (from capital gains)                      --            --            --          (2.57)           (0.14)
 Total distributions                                     --            --            --          (2.57)           (0.14)
 NET ASSET VALUE, END OF PERIOD                      $17.42        $16.08        $23.14          $30.82           $33.63
 Total return*                                        8.40%      (30.51)%      (24.91)%         (0.64)%           44.12%
 Net assets, end of period (in
  thousands)                                       $404,787      $283,413      $265,032        $189,318          $59,334
 Average net assets for the period
  (in thousands)                                   $328,576      $323,098      $247,176        $127,737          $12,209
 Ratio of gross expenses to average
  net assets**(2)                                     1.17%(3)      1.18%(3)      1.17%(3)        1.17%(4)         1.17%(4)
 Ratio of net expenses to average
  net assets**(5)                                     1.17%         1.17%         1.17%           1.17%            1.17%
 Ratio of net investment
  income/(loss) to average net
  assets**                                          (0.39)%       (0.38)%       (0.04)%         (0.30)%          (0.25)%
 Portfolio turnover rate**                              43%           41%           42%             46%              53%
--------------------------------------------------------------------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.20% in the fiscal year ended July 31, 2003, 1.21% in the fiscal year ended July 31, 2002 and 1.23% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Growth Fund.
(4) The ratio was 1.17% in the fiscal period ended July 31, 2000, 1.19% in the fiscal year ended December 31, 1999, and 1.25% in the fiscal year ended December 31, 1998 before reduction of the management fees to the effective rate of Janus Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  107

                                                                                                       Janus Aspen
CAPITAL APPRECIATION FUND - CLASS I                                                               CAPITAL APPRECIATION
                                                    Janus Adviser Capital                              Portfolio -
                                                      Appreciation Fund                             Retirement Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                              Period ended      Year ended
                                                     Years ended July 31                        July 31,        December 31
                                      2004           2003           2002          2001          2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                              $18.75        $22.61        $31.32          $33.00           $19.86
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                             --        (0.01)          0.25            0.09           (0.08)
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                           0.82        (3.80)        (8.79)          (1.66)            13.22
 Total from investment operations                       0.82        (3.81)        (8.54)          (1.57)            13.14
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                             (0.01)        (0.05)        (0.17)          (0.10)               --
 Distributions (from capital gains)                       --            --            --          (0.01)               --
 Return of Capital                                        --(2)         --            --              --               --
 Total distributions                                  (0.01)        (0.05)        (0.17)          (0.11)               --
 NET ASSET VALUE, END OF PERIOD                       $19.56        $18.75        $22.61          $31.32           $33.00
 Total return*                                         4.34%      (16.86)%      (27.35)%         (4.74)%           66.16%
 Net assets, end of period (in
  thousands)                                      $1,069,694      $587,271      $230,806        $118,394          $23,529
 Average net assets for the period
  (in thousands)                                    $763,621      $512,270      $180,005         $65,965           $4,402
 Ratio of gross expenses to average
  net assets**(3)                                      1.18%(4)      1.18%(4)      1.18%(4)        1.17%(5)         1.19%(5)
 Ratio of net expenses to average
  net assets**(6)                                      1.18%         1.18%         1.18%           1.17%            1.19%
 Ratio of net investment
  income/(loss) to average net
  assets**                                           (0.13)%         0.21%         1.04%           0.97%            0.23%
 Portfolio turnover rate**                               41%           62%           56%             13%              52%
---------------------------------------------------------------------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) Return of Capital aggregated less than $0.01 on per share basis for the period ended July 31, 2003.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.19% in the fiscal year ended July 31, 2003, 1.18% in the fiscal year ended July 31, 2002 and 1.26% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Capital Appreciation Fund.
(5) The ratio was 1.18% in the fiscal period ended July 31, 2000, 1.28% in the fiscal year ended December 31, 1999, and 1.49% in the fiscal year ended December 31, 1998 before reduction of

 108 Janus Adviser Series
    the management fees to the effective rate of Janus Olympus Fund until May 1, 1999, and of Janus Twenty Fund thereafter.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  109

                                                                                                      Janus Aspen
MID CAP GROWTH FUND - CLASS I                                                                      AGGRESSIVE GROWTH
                                                   Janus Adviser Mid Cap                              Portfolio -
                                                        Growth Fund                                Retirement Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Period ended      Year ended
                                                    Years ended July 31                        July 31,        December 31
                                       2004          2003          2002          2001          2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                             $15.86        $24.70        $50.78          $58.91           $27.42
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                            --            --            --          (0.17)             0.19
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                          2.49        (8.84)       (26.08)          (1.63)            32.70
 Total from investment operations                      2.49        (8.84)       (26.08)          (1.80)            32.89
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                                --            --            --              --               --
 Distributions (from capital gains)                      --            --            --          (6.33)           (1.40)
 Total distributions                                     --            --            --          (6.33)           (1.40)
 NET ASSET VALUE, END OF PERIOD                      $18.35        $15.86        $24.70          $50.78           $58.91
 Total return*                                       15.70%      (35.79)%      (51.36)%         (3.17)%          124.34%
 Net assets, end of period (in
  thousands)                                       $267,000      $240,642      $335,677        $302,466          $47,928
 Average net assets for the period
  (in thousands)                                   $233,967      $294,324      $351,618        $162,084           $9,786
 Ratio of gross expenses to average
  net assets**(2)                                     1.16%(3)      1.17%(3)      1.16%(3)        1.17%(4)         1.19%(4)
 Ratio of net expenses to average
  net assets**(5)                                     1.16%         1.16%         1.16%           1.17%            1.19%
 Ratio of net investment
  income/(loss) to average net
  assets**                                          (0.56)%       (0.71)%       (0.64)%         (1.01)%          (1.00)%
 Portfolio turnover rate**                              43%           88%           79%             84%             105%
--------------------------------------------------------------------------------------------------------------------------




 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.22% in the fiscal year ended July 31, 2003, 1.20% in the fiscal year ended July 31, 2002, and 1.23% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Mid Cap Growth Fund.
(4) The ratio was 1.17% in the fiscal period ended July 31, 2000, 1.19% in the fiscal year ended December 31, 1999, and 1.29% in the fiscal year ended December 31, 1998 before reduction of the management fees to the effective rate of Janus Enterprise Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 110 Janus Adviser Series

GROWTH AND INCOME FUND - CLASS I
                                                                                                       Janus Aspen
                                                                                                    Growth and Income
                                                        Janus Adviser                                  Portfolio -
                                                   Growth and Income Fund                           Retirement Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                              Period ended      Year ended
                                                     Years ended July 31                        July 31,        December 31
                                      2004         2003           2002           2001           2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                            $12.49         $15.57         $19.28         $20.68           $11.94
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.05           0.02           0.07           0.02           (0.01)
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                         0.77         (3.06)         (3.73)         (1.08)             8.75
 Total from investment operations                     0.82         (3.04)         (3.66)         (1.06)             8.74
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                           (0.05)         (0.04)         (0.05)         (0.03)               --
 Distributions (from capital gains)                     --             --             --         (0.31)               --
 Total distributions                                (0.05)         (0.04)         (0.05)         (0.34)               --
 NET ASSET VALUE, END OF PERIOD                     $13.26         $12.49         $15.57         $19.28           $20.68
 Total return*                                       6.60%       (19.61)%       (18.93)%        (5.13)%           73.20%
 Net assets, end of period (in
  thousands)                                      $286,607       $218,310        $34,608        $17,894           $6,982
 Average net assets for the period
  (in thousands)                                  $243,679       $155,582        $22,767        $11,641           $1,826
 Ratio of gross expenses to average
  net assets**(3)                                    1.22%(4)       1.23%(4)       1.52%(4)       1.25%(5)         1.53%(5)
 Ratio of net expenses to average
  net assets**(6)                                    1.22%          1.22%          1.52%          1.24%            1.53%
 Ratio of net investment
  income/(loss) to average net
  assets**                                           0.41%          0.25%          0.52%          0.35%            0.11%
 Portfolio turnover rate**                             37%            40%            51%            27%              59%
---------------------------------------------------------------------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) Period May 1, 1998 (inception) to December 31, 1998.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.22% in the fiscal year ended July 31, 2003, 1.23% in the fiscal year ended July 31, 2002 and 1.87% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Growth and Income Fund.
(5) The ratio was 1.25% in the fiscal period ended July 31, 2000, 1.62% in the fiscal year ended December 31, 1999, and 3.53% in the fiscal period ended December 31, 1998 before reduction of the management fees to the effective rate of Janus Growth and Income Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  111

CORE EQUITY FUND - CLASS I                                                                           JANUS ASPEN
                                                       Janus Adviser                          Equity Income Portfolio -
                                                     Core Equity Fund                             Retirement Shares
-------------------------------------------------------------------------------------------------------------------------
                                                                                            Period ended      Year ended
                                                    Years ended July 31                       July 31,        December 31
                                      2004          2003          2002          2001          2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                            $13.92        $17.02        $19.99         $27.07            $19.28
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       (0.01)            --          0.03         (0.03)              0.03
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                         0.72        (3.10)        (2.77)         (0.88)              7.85
 Total from investment operations                     0.71        (3.10)        (2.74)         (0.91)              7.88
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                               --            --        (0.03)             --                --
 Distributions (from capital gains)                     --            --        (0.20)         (6.17)            (0.09)
 Total distributions                                    --            --        (0.23)         (6.17)            (0.09)
 NET ASSET VALUE, END OF PERIOD                     $14.63        $13.92        $17.02         $19.99            $27.07
 Total return*                                       5.17%      (18.21)%      (13.80)%        (3.34)%            40.94%
 Net assets, end of period (in
  thousands)                                       $38,327       $16,101        $7,134         $1,369              $464
 Average net assets for the period
  (in thousands)                                   $25,550       $12,869        $3,985         $1,264              $128
 Ratio of gross expenses to average
  net assets**(2)                                    1.61%(3)      1.70%(3)      1.75%(3)       1.76%(4)          1.78%(4)
 Ratio of net expenses to average
  net assets**(5)                                    1.60%         1.68%         1.75%          1.76%             1.77%
 Ratio of net investment
  income/(loss) to average net
  assets**                                         (0.17)%       (0.16)%         0.02%        (0.30)%           (0.04)%
 Portfolio turnover rate**                             71%           97%          108%            86%              114%
-------------------------------------------------------------------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.61% in the fiscal year ended July 31, 2003, 1.70% in the fiscal year ended July 31, 2002 and 5.06% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Core Equity Fund.
(4) The ratio was 2.07% in the fiscal period ended July 31, 2000, 1.91% in the fiscal year ended December 31, 1999, and 2.36% in the fiscal year ended December 31, 1998 before fee waiver and reduction of the management fees to the effective rate of Janus Equity Income Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 112 Janus Adviser Series

BALANCED FUND - CLASS I                                                                              JANUS ASPEN
                                                       Janus Adviser                            Balanced Portfolio -
                                                       Balanced Fund                              Retirement Shares
-------------------------------------------------------------------------------------------------------------------------
                                                                                            Period ended      Year ended
                                                    Years ended July 31                       July 31,        December 31
                                      2004          2003          2002          2001          2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                            $21.38        $23.45        $25.14          $28.04           $22.59
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.35          0.43          0.53            0.28             0.46
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                         0.56        (2.05)        (1.76)          (0.52)             5.41
 Total from investment operations                     0.91        (1.62)        (1.23)          (0.24)             5.87
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                           (0.36)        (0.45)        (0.46)          (0.33)           (0.42)
 Distributions (from capital gains)                     --            --            --          (2.33)               --
 Total distributions                                (0.36)        (0.45)        (0.46)          (2.66)           (0.42)
 NET ASSET VALUE, END OF PERIOD                     $21.93        $21.38        $23.45          $25.14           $28.04
 Total return*                                       4.37%       (6.97)%       (4.92)%         (0.86)%           26.13%
 Net assets, end of period (in
  thousands)                                      $937,114      $749,601      $530,639        $140,179          $53,598
 Average net assets for the period
  (in thousands)                                  $816,137      $682,559      $336,439         $96,509          $28,498
 Ratio of gross expenses to average
  net assets**(2)                                    1.17%(3)      1.17%(3)      1.17%(3)        1.17%(4)         1.19%(4)
 Ratio of net expenses to average
  net assets**(5)                                    1.17%         1.17%         1.17%           1.17%            1.19%
 Ratio of net investment
  income/(loss) to average net
  assets**                                           1.66%         1.98%         2.52%           2.67%            2.36%
 Portfolio turnover rate**                             67%           85%          129%             59%              92%
-------------------------------------------------------------------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.18% in the fiscal year ended July 31, 2003, 1.19% in the fiscal year ended July 31, 2002 and 1.22% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Balanced Fund.
(4) The ratio was 1.17% in the fiscal period ended July 31, 2000, 1.19% in the fiscal year ended December 31, 1999, and 1.26% in the fiscal year ended December 31, 1998 before reduction of the management fees to the effective rate of Janus Balanced Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  113

                                                                                                        Janus Aspen
WORLDWIDE FUND - CLASS I                                                                             WORLDWIDE GROWTH
                                                        Janus Adviser                                   Portfolio -
                                                        Worldwide Fund                               Retirement Shares
----------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended      Year ended
                                                     Years ended July 31                         July 31,        December 31
                                      2004          2003            2002           2001          2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                             $23.20          $31.27        $43.67          $47.56           $29.06
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.16            0.05          0.27            0.03           (0.04)
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                          0.16          (8.08)       (12.44)          (0.26)            18.54
 Total from investment operations                      0.32          (8.03)       (12.17)          (0.23)            18.50
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                            (0.09)          (0.04)        (0.23)              --               --
 Distributions (from capital gains)                      --              --            --          (3.66)               --
 Total distributions                                 (0.09)          (0.04)        (0.23)          (3.66)               --
 NET ASSET VALUE, END OF PERIOD                      $23.43          $23.20        $31.27          $43.67           $47.56
 Total return*                                        1.35%        (25.73)%      (27.93)%         (0.42)%           63.66%
 Net assets, end of period (in
  thousands)                                     $1,124,330      $1,059,083      $949,967        $409,780         $174,399
 Average net assets for the period
  (in thousands)                                 $1,070,521      $1,072,786      $696,848        $316,174          $49,424
 Ratio of gross expenses to average
  net assets**(2)                                     1.20%(3)        1.21%(3)      1.20%(3)        1.20%(4)         1.21%(4)
 Ratio of net expenses to average
  net assets**(5)                                     1.20%           1.20%         1.20%           1.20%            1.21%
 Ratio of net investment
  income/(loss) to average net
  assets**                                            0.78%           0.27%         0.66%              --          (0.34)%
 Portfolio turnover rate**                              95%             76%           72%             47%              67%
----------------------------------------------------------------------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.23% in the fiscal year ended July 31, 2003, 1.21% in the fiscal year ended July 31, 2002 and 1.25% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Worldwide Fund.
(4) The ratio was 1.20% in the fiscal period ended July 31, 2000, 1.21% in the fiscal year ended December 31, 1999, and 1.32% in the fiscal year ended December 31, 1998 before reduction of the management fees to the effective rate of Janus Worldwide Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 114 Janus Adviser Series

INTERNATIONAL GROWTH FUND - CLASS I
                                                                                                     Janus Aspen
                                                                                                International Growth
                                                       Janus Adviser                                 Portfolio -
                                                 International Growth Fund                        Retirement Shares
-------------------------------------------------------------------------------------------------------------------------
                                                                                            Period ended      Year ended
                                                    Years ended July 31                       July 31,        December 31
                                      2004          2003          2002          2001          2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                            $19.50        $25.79        $36.85         $38.56            $21.27
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.18          0.04          0.21           0.42                --
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                         0.27        (6.24)       (11.09)         (0.49)             17.30
 Total from investment operations                     0.45        (6.20)       (10.88)         (0.07)             17.30
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                           (0.08)        (0.09)        (0.09)         (0.39)            (0.01)
 Distributions (from capital gains)                     --            --        (0.09)         (1.25)                --
 Total distributions                                (0.08)        (0.09)        (0.18)         (1.64)            (0.01)
 NET ASSET VALUE, END OF PERIOD                     $19.87        $19.50        $25.79         $36.85            $38.56
 Total return*                                       2.31%      (24.10)%      (29.62)%        (0.10)%            81.32%
 Net assets, end of period (in
  thousands)                                      $476,269      $531,121      $430,299        $48,003           $16,986
 Average net assets for the period
  (in thousands)                                  $487,811      $531,737      $284,760        $33,338            $3,738
 Ratio of gross expenses to average
  net assets**(2)                                    1.24%(3)      1.25%(3)      1.24%(3)       1.22%(4)          1.25%(4)
 Ratio of net expenses to average
  net assets**(5)                                    1.24%         1.24%         1.24%          1.22%             1.24%
 Ratio of net investment
  income/(loss) to average net
  assets**                                           0.86%         0.37%         0.95%          2.58%           (0.29)%
 Portfolio turnover rate**                            109%           72%           66%            52%               80%
-------------------------------------------------------------------------------------------------------------------------




 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.26% in the fiscal year ended July 31, 2003, 1.26% in the fiscal year ended July 31, 2002 and 1.31% in the fiscal year ended July 31, 2001 before waiver of certain fees and expenses offsets incurred by International Growth Fund.
(4) The ratio was 1.22% in the fiscal period ended July 31, 2000, 1.32% in the fiscal year ended December 31, 1999, and 1.44% in the fiscal year ended December 31, 1998 before reduction of the management fees to the effective rate of Janus Overseas Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  115

FOREIGN STOCK FUND+ - CLASS I
-----------------------------------------------------------------------------------
                                             Years or Period ended July 31
                                      2004         2003         2002        2001(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $9.50        $9.82       $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.03           --         0.01
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                     (0.15)       (0.31)       (0.19)
 Total from investment operations                  (0.12)       (0.31)       (0.18)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                             --       (0.01)           --
 Distributions (from capital gains)                    --           --           --
 Total distributions                                   --       (0.01)           --
 NET ASSET VALUE, END OF PERIOD                     $9.38        $9.50        $9.82
 Total return*                                    (1.26)%      (3.24)%      (1.70)%
 Net assets, end of period (in
   thousands)                                      $2,308       $2,669       $1,981
 Average net assets for the period
   (in thousands)                                  $2,158       $2,426       $1,974
 Ratio of gross expenses to average
   net assets**(2)                                  1.76%(3)     1.75%(3)     1.75%(3)
 Ratio of net expenses to average
   net assets**(4)                                  1.75%        1.75%        1.75%
 Ratio of net investment
   income/(loss) to average net
   assets**                                         0.31%      (0.24)%        0.50%
 Portfolio turnover rate**                            81%          59%           0%
-----------------------------------------------------------------------------------



 +  Formerly named International Value Fund.

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period May 1, 2001 (inception) to July 31, 2001.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 6.99% in the fiscal year ended July 31, 2003, 3.43% in the fiscal year ended July 31, 2002 and 10.35% in the fiscal period ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Foreign Stock Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 116 Janus Adviser Series

MID CAP VALUE FUND - CLASS I
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           --
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        1.42
 Total from investment operations                     1.42
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $11.42
 Total return*                                      14.20%
 Net assets, end of period (in
   thousands)                                       $7,810
 Average net assets for the period
   (in thousands)                                   $2,850
 Ratio of gross expenses to average
   net assets**(2)                                   1.76%(3)
 Ratio of net expenses to average
   net assets**(4)                                   1.75%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (0.38)%
 Portfolio turnover rate**                            157%
----------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period December 31, 2002 (inception) to July 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 6.50% in the fiscal year ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Mid Cap Value Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  117

SMALL COMPANY VALUE FUND+ - I SHARES
                                                                                     Berger Small Cap
                                         Janus Adviser           Berger Small Cap    Value Fund II -    Berger Small Cap
                                         Small Company           Value Fund II -      Institutional      Value Fund II -
                                         Value Fund(1)          Investor Shares(2)      Shares(2)       Service Shares(2)
-------------------------------------------------------------------------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004        2003(3)                For the Period ended September 30, 2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $8.26              $10.00             $10.00              $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           --              (1.74)             (1.74)              (1.76)
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        2.31                  --                 --                  --
 Total from investment operations                     2.31              (1.74)             (1.74)              (1.76)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --                  --                 --                  --
 Distributions (from capital gains)                     --                  --                 --                  --
 Total distributions                                    --                  --                 --                  --
 NET ASSET VALUE, END OF PERIOD                     $10.57               $8.26              $8.26               $8.24
 Total return*                                      27.97%            (17.40)%           (17.40)%            (17.60)%
 Net assets, end of period (in
   thousands)                                      $13,068              $4,921             $1,879                $359
 Average net assets for the period
   (in thousands)                                   $9,399                 N/A                N/A                 N/A
 Ratio of gross expenses to average
   net assets**(4)(5)                                1.75%(6)            3.37%              2.49%               4.66%
 Ratio of net expenses to average
   net assets**(5)(7)                                1.75%               2.96%              2.49%               3.18%
 Ratio of net investment income
   (loss) to average net assets**                  (0.81)%             (1.11)%            (0.68)%             (1.28)%
 Portfolio turnover ratio**                            45%                 11%                11%                 11%
-------------------------------------------------------------------------------------------------------------------------


 +  Formerly named Small Cap Value Fund.
 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.

 118 Janus Adviser Series

(1) Effective April 21, 2003, Berger Small Cap Value Fund II was reorganized into Class I Shares of the Fund
(2) Period March 28, 2002 (inception date) through September 30, 2002.
(3) For the ten month fiscal period ended July 31, 2003,
(4) Ratio of gross expenses to average net assets is the total operating expenses before the waiver and/or reimbursement of certain fees and expense offset arrangements.
(5) Certain prior year amounts have been reclassified to conform to current year presentation.
(6) The ratio was 2.93% in the fiscal period ended July 31, 2003 before waiver of certain fees and expenses offsets incurred by Small Company Value Fund.
(7) Net expenses represent gross expenses reduced by fees waived and/or reimbursement by Berger Financial.

                                                       Financial highlights  119

RISK-MANAGED GROWTH FUND+ - CLASS I
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.01
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        1.12
 Total from investment operations                     1.13
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $11.13
 Total return*                                      11.30%
 Net assets, end of period (in
   thousands)                                      $33,960
 Average net assets for the period
   (in thousands)                                   $8,949
 Ratio of gross expenses to average
   net assets**(2)                                   1.75%(3)
 Ratio of net expenses to average
   net assets**(4)                                   1.75%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (1.00)%
 Portfolio turnover rate**                             62%
----------------------------------------------------------



 +  Formerly named Risk-Managed Large Cap Growth Fund.

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 2, 2003 (commencement of investment operations) through July 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 2.50% in the fiscal year ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Risk-Managed Growth Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 120 Janus Adviser Series

RISK-MANAGED CORE FUND+ - CLASS I
----------------------------------------------------------
                                     Year or Period ended
                                            July 31
                                      2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.01
 Net gains or (losses) on
   securities (both realized and
   unrealized)                                        0.88
 Total from investment operations                     0.89
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              --
 Distributions (from capital gains)                     --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $10.89
 Total return*                                       8.90%
 Net assets, end of period (in
   thousands)                                       $7,135
 Average net assets for the period
   (in thousands)                                   $4,192
 Ratio of gross expenses to average
   net assets**(2)                                   1.75%(3)
 Ratio of net expenses to average
   net assets**(4)                                   1.75%
 Ratio of net investment
   income/(loss) to average net
   assets**                                        (0.25)%
 Portfolio turnover rate**                             64%
----------------------------------------------------------


 +  Formerly named Risk-Managed Large Cap Core Fund.
 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 2, 2003 (commencement of investment operations) through July 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 3.58% in the fiscal year ended July 31, 2003 before waiver of certain fees and expense offsets incurred by Risk-Managed Core Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  121

FLEXIBLE INCOME FUND - CLASS I                                                                    JANUS ASPEN
                                                 Janus Adviser Flexible                   Flexible Income Portfolio -
                                                      Income Fund                              Retirement Shares
----------------------------------------------------------------------------------------------------------------------
                                                                                         Period ended      Year ended
                                                  Years ended July 31                      July 31,        December 31
                                      2004         2003         2002         2001          2000(1)            1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                           $11.97       $11.91       $11.42          $11.72           $12.05
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.47         0.55         0.66            0.47             0.37
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                        0.47         0.09         0.49          (0.31)           (0.27)
 Total from investment operations                    0.94         0.64         1.15            0.16             0.10
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                          (0.46)       (0.55)       (0.66)          (0.46)           (0.36)
 Distributions (from capital gains)                    --       (0.03)           --              --           (0.07)
 Total distributions                               (0.46)       (0.58)       (0.66)          (0.46)           (0.43)
 NET ASSET VALUE, END OF PERIOD                    $12.45       $11.97       $11.91          $11.42           $11.72
 Total return*                                      7.94%        5.53%       10.34%           1.37%            0.90%
 Net assets, end of period (in
  thousands)                                     $101,137      $50,501       $6,159            $810             $842
 Average net assets for the period
  (in thousands)                                  $79,345      $32,199       $2,710            $817             $250
 Ratio of gross expenses to average
  net assets**(2)                                   1.21%(3)     1.21%(3)     1.20%(3)        1.28%(4)         1.20%(4)
 Ratio of net expenses to average
  net assets**(5)                                   1.20%        1.20%        1.20%           1.28%            1.20%
 Ratio of net investment
  income/(loss) to average net
  assets**                                          3.68%        4.60%        5.47%           6.74%            6.80%
 Portfolio turnover rate**                           168%         382%         413%            183%             116%
----------------------------------------------------------------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.33% in the fiscal year ended July 31, 2003, 1.41% in the fiscal year ended July 31, 2002 and 6.59% in the fiscal year ended July 31, 2001 before waiver of certain fees incurred by Flexible Income Fund.
(4) The ratio was 1.28% in the fiscal period ended July 31, 2000, 1.20% in the fiscal year ended December 31, 1999, and 1.24% in the fiscal year ended December 31, 1998 before waiver of certain fees incurred by Janus Aspen Flexible Income Portfolio.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 122 Janus Adviser Series

MONEY MARKET FUND - CLASS I                                                                      JANUS ASPEN
                                                  Janus Adviser Money                      Money Market Portfolio -
                                                      Market Fund                             Retirement Shares
----------------------------------------------------------------------------------------------------------------------
                                                                                        Period ended       Year ended
                                                  Years ended July 31                     July 31,        December 31
                                      2004        2003         2002         2001          2000(1)             1999
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                           $1.00        $1.00        $1.00          $1.00             $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       0.01         0.02         0.05           0.03              0.04
 Net gains or (losses) on
  securities (both realized and
  unrealized)                                         --           --           --             --                --
 Total from investment operations                   0.01         0.02         0.05           0.03              0.04
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                         (0.01)       (0.02)       (0.05)         (0.03)            (0.04)
 Distributions (from capital gains)                   --           --           --             --                --
 Total distributions                              (0.01)       (0.02)       (0.05)         (0.03)            (0.04)
 NET ASSET VALUE, END OF PERIOD                    $1.00        $1.00        $1.00          $1.00             $1.00
 Total return*                                     0.68%        1.59%        4.99%          3.17%             4.45%
 Net assets, end of period (in
  thousands)                                     $20,384      $22,646      $15,765         $6,684            $1,153
 Average net assets for the period
  (in thousands)                                 $23,394      $22,544      $10,244         $4,775              $150
 Ratio of gross expenses to average
  net assets**(2)                                  0.86%(3)     0.86%(3)     0.86%(3)       0.90%(4)          0.86%(4)
 Ratio of net expenses to average
  net assets**(5)                                  0.86%        0.86%        0.86%          0.90%             0.86%
 Ratio of net investment
  income/(loss) to average net
  assets**                                         0.68%        1.50%        4.68%          5.57%             5.18%
----------------------------------------------------------------------------------------------------------------------


 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) Period January 1, 2000 to July 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.35% in the fiscal year ended July 31, 2003, 0.97% in the fiscal year ended July 31, 2002 and 1.83% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Money Market Fund.
(4) The ratio was 0.90% in the fiscal period ended July 31, 2000, 0.86% in the fiscal year ended December 31, 1999, 0.84% in the fiscal year ended December 31, 1998, and 1.10% in the fiscal period ended December 31, 1997 before waiver of certain fees incurred by Janus Aspen Money Market Portfolio.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  123

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 124 Janus Adviser Series
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates.

                                               Glossary of investment terms  125

               In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

 126 Janus Adviser Series

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.


               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.


               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                               Glossary of investment terms  127
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


               CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.


               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified

 128 Janus Adviser Series
               price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase and write put and call options on securities, securities indices and foreign

                                               Glossary of investment terms  129
               currencies. The Funds may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. For "naked" short sales, a Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which

 130 Janus Adviser Series
               it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


                                               Glossary of investment terms  131

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------


               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins or Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB-........................ Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.

                Non-Investment Grade
                BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

 132 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.


                BOND RATING               EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa...................... Highest quality, smallest degree of investment risk.
                Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond
                                          group.
                A........................ Upper to medium-grade obligations;
                                          many favorable investment attributes.
                Baa...................... Medium-grade obligations; neither highly protected nor poorly secured.
                                          Interest and principal appear adequate
                                          for the present but certain protective
                                          elements may be lacking or may be
                                          unreliable over any great length of
                                          time.

                Non-Investment Grade
                Ba....................... More uncertain, with speculative elements. Protection of interest and
                                          principal payments not well
                                          safeguarded during good and bad times.
                B........................ Lack characteristics of desirable investment; potentially low assurance
                                          of timely interest and principal
                                          payments or maintenance of other
                                          contract terms over time.
                Caa...................... Poor standing, may be in default;
                                          elements of danger with respect to
                                          principal or interest payments.
                Ca....................... Speculative in a high degree; could be in default or have other marked
                                          shortcomings.
                C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.


                                           Explanation of rating categories  133

               Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.


SECURITIES HOLDINGS BY RATING CATEGORY


               During the fiscal year ended July 31, 2004, the percentage of securities holdings for Flexible Income Fund by rating category based on a weighted monthly average was: [TO BE UPDATED BY AMENDMENT]



                FLEXIBLE INCOME FUND
                ---------------------------------------------------------------

                 BONDS-S&P RATING:
                 AAA                                                          %
                 AA                                                           %
                 A                                                            %
                 BBB                                                          %
                 BB                                                           %
                 B                                                            %
                 CCC                                                          %
                 CC                                                           %
                 C                                                            %
                 Not Rated                                                    %
                 Preferred Stock                                              %
                 Cash and Options                                             %
                 TOTAL                                                        %
                ---------------------------------------------------------------



               No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal year ended July 31, 2004.


 134 Janus Adviser Series

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

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 136

                      This page intentionally left blank.

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 138

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

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor, broker or financial institution. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Funds.


                   The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on the
                   operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.


                      (JANUS LOGO)

                                 www.janus.com


                                 151 Detroit Street


                                 Denver, CO 80206-4805

                                 1-800-525-0020


            The Trust's Investment Company Act File No. is 811-9885

               September 30, 2004



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.


                             SUBJECT TO COMPLETION


      PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JULY 30, 2004



               GROWTH & CORE

                Janus Adviser Growth Fund
                Janus Adviser Capital Appreciation Fund
                Janus Adviser Mid Cap Growth Fund
                Janus Adviser Growth and Income Fund
                Janus Adviser Core Equity Fund
                Janus Adviser Balanced Fund


               INTERNATIONAL & GLOBAL

                Janus Adviser Worldwide Fund
                Janus Adviser International Growth Fund
                Janus Adviser Foreign Stock Fund
                  (Formerly named Janus Adviser
                  International Value Fund)

               VALUE
                Janus Adviser Mid Cap Value Fund
                Janus Adviser Small Company
                  Value Fund
                  (Formerly named Janus Adviser
                  Small Cap Value Fund)


                    RISK-MANAGED

                     Janus Adviser Risk-Managed Growth Fund
                       (Formerly named Janus Adviser
                       Risk-Managed Large Cap Growth Fund)
                     Janus Adviser Risk-Managed Core Fund
                       (Formerly named Janus Adviser
                       Risk-Managed Large Cap Core Fund)


                    FIXED-INCOME

                     Janus Adviser Flexible Income Fund

                              JANUS ADVISER SERIES

                                 CLASS A SHARES


                                 CLASS R SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares and Class R Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware business trust (now called a Delaware statutory trust). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. In addition, a subadviser is responsible for the day-to-day operations of certain Funds. The name changes for Janus Adviser Foreign Stock Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund were effective November 28, 2003.


     Shares of the Funds may generally be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated September 30, 2004, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Classification, Investment Policies and
                Restrictions, and Investment Strategies and
                Risks...........................................    2
                Investment Adviser and Subadvisers..............   45
                Custodian, Transfer Agent and Certain
                Affiliations....................................   77
                Portfolio Transactions and Brokerage............   80
                Trustees and Officers...........................   90
                Shares of the Trust.............................  105
                   Net Asset Value Determination................  105
                   Purchases....................................  106
                   Distribution and Shareholder Servicing
                   Plans........................................  108
                   Redemptions..................................  110
                Income Dividends, Capital Gains Distributions
                and Tax Status..................................  112
                Principal Shareholders..........................  114
                Miscellaneous Information.......................  115
                   Shares of the Trust..........................  116
                   Shareholder Meetings.........................  116
                   Voting Rights................................  117
                   Independent Accountants......................  118
                   Registration Statement.......................  118
                Financial Statements............................  119
                Appendix A......................................  120
                   Explanation of Rating Categories.............  120

CLASSIFICATION, INVESTMENT POLICIES AND
RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION


               Each Fund is a series of Janus Adviser Series (the "Trust"), an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Capital Appreciation Fund and Foreign Stock Fund are classified as nondiversified. Growth Fund, Mid Cap Growth Fund, Growth and Income Fund, Core Equity Fund, Balanced Fund, Worldwide Fund, International Growth Fund, Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund and Flexible Income Fund are all classified as diversified.


               SUBADVISERS

               FUND SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Mid Cap Value Fund.

               FUND SUBADVISED BY BAY ISLE. Bay Isle Financial LLC ("Bay Isle") is the investment subadviser for Small Company Value Fund.

               FUNDS SUBADVISED BY INTECH. Enhanced Investment Technologies, LLC ("INTECH") is the investment subadviser for Risk-Managed Growth Fund and Risk-Managed Core Fund (together, the "Risk-Managed Funds").

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

               The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of
               (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to all of the Funds, except policy (1), which applies only to the Funds specifically listed in that policy.

               (1) With respect to 75% of its total assets, Janus Adviser Growth Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Growth and Income Fund, Janus Adviser Core Equity Fund, Janus Adviser Balanced Fund, Janus Adviser Worldwide Fund, Janus Adviser International Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund, Janus Adviser Risk-Managed Core Fund and Janus Adviser Flexible Income Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               Each Fund may not:

               (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. Government securities).

               (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

               (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

               (7) Borrow money except that the Funds may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Fund.

               The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:


               (a) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, each Fund except Janus Adviser Flexible Income Fund may engage in "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

               (b) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

               (c) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


               (d) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.


               (e) The Funds may not invest in companies for the purpose of exercising control of management.


               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.


               For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.


               For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P.. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.


INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

               BALANCED FUND. As an operational policy, at least 25% of the assets of Balanced Fund normally will be invested in fixed-income senior securities.

               FLEXIBLE INCOME FUND. As a fundamental policy, this Fund may not purchase a non-income-producing security if, after such purchase, less than 80% of the Fund's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

INVESTMENT STRATEGIES AND RISKS

Cash Position


               As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").



               The Risk-Managed Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Funds may use futures and options contracts and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Funds' otherwise applicable percentage limits, policies or its normal investment emphasis, when INTECH believes market, economic or political conditions warrant a temporary defensive position.


Illiquid Investments

               Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The

               Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.



               If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.



               Each Fund except Janus Adviser Flexible Income Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly-traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending


               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, however, the Funds will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, and such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.


Foreign Securities


               Unless otherwise limited by its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


               CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk.



               POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.


               REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


               EMERGING MARKETS. The Funds, particularly Worldwide Fund, International Growth Fund and Foreign Stock Fund, may invest in companies from "developing countries" or "emerging markets." Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities.


Short Sales

               Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.


               Each Fund except Janus Adviser Flexible Income Fund may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. A Fund will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Funds' losses are potentially unlimited in cases where the Fund is unable to close out its short position.


Zero Coupon, Step Coupon and Pay-In-Kind Securities

               Within the parameters of its specific investment policies, each Fund may invest up to 10% (without limit for Flexible Income
               Fund) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).


               Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

               Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

               The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

               Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mort-gage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

               Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

               Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

               Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

               The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal and other payments on each of the underlying debt securities (less expenses). The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.


Investment Company Securities


               From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. Section 12(d)(1) prohibits a Fund from acquiring (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock; or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.



               Investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

               The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.


               Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.


U.S. Government Securities


               To the extent permitted by its investment objective and policies, each Fund, particularly Flexible Income Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaran-teed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


Municipal Obligations

               The Funds may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

               Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

               VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

               In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.


               STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.

               TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

               STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.


               The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.


Repurchase and Reverse Repurchase Agreements

               In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


               A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


High-Yield/High-Risk Bonds


               Within the parameters of its specific investment policies, no Fund intends to invest 35% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB+ or lower by Standard & Poor's Rating Service or Ba or lower by Moody's Investors Service, Inc.), and Mid Cap Growth Fund, Core Equity

               Fund, Foreign Stock Fund, Mid Cap Value Fund and Small Company Value Fund will, under normal circumstances, each limit its investment in such bonds to less than 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


               Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

               Please refer to the "Explanation of Rating Categories" section of this Statement of Additional information for a description of bond rating categories.

Defaulted Securities


               A Fund may hold defaulted securities if its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

               FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

               DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

               OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options and Other Derivative Instruments


               FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

               The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.


               The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

               Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


               The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

               If a Fund owns bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

               The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

               Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

               The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

               Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

               Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

               OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.


               The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received.

               Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

               The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

               The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


               FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


               The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest for non-hedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


               These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

               The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

               While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

               OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

               Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

               The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

               Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

               The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

               The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

               OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

               A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

               A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

               The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

               The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

               The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

               In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.


               A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.



               An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange

               ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange;
               (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


               A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

               The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

               A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

               A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

               A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a non-hedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end.

               The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

               EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

               SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

               The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

               There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

               ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

               Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

               The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


               In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC


               As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly-traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital with the remaining 5% held by Janus Management Holdings Corporation.



               Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds. As discussed below, Janus Capital has delegated certain of these duties to INTECH, Perkins and Bay Isle pursuant to Subadvisory Agreements between Janus Capital and each Subadviser.



               Janus Capital and its affiliates also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or which perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may from time to time change. As of September 30, 2004, the broker-dealer firms with which Janus Capital or its affiliates have agreements or intend to have agreements to make payments related to the
               acquisition or retention of shareholders are           . Any
               additions, modifications or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]

               In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries fees for providing recordkeeping, subaccounting and other shareholder or administrative services in connection with investment in the Funds. These fees may be in addition to fees paid from the Funds' assets to these financial intermediaries. Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments.



               The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.



               The Funds pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and calculated at the annual rate as shown below for each Fund.

               Effective July 1, 2004, Janus Capital agreed to reduce the annual rate of each Fund's management fee, as set forth in each Fund's Investment Advisory Agreement with Janus Capital and as shown below.



                                                              Management Fees
                                  Average Daily Net        Before          After
Fund Name                           Assets of Fund      Reduction(%)    Reduction(%)
------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                     All Asset Levels          0.65            0.64
  Capital Appreciation Fund       All Asset Levels          0.65            0.64
  Mid Cap Growth Fund             All Asset Levels          0.65            0.64
  Growth and Income Fund          All Asset Levels          0.65            0.62
  Core Equity Fund                All Asset Levels          0.65            0.60
  Balanced Fund                   All Asset Levels          0.65            0.55
INTERNATIONAL & GLOBAL
  Worldwide Fund                  All Asset Levels          0.65            0.60
  International Growth Fund       All Asset Levels          0.65            0.64
  Foreign Stock Fund(1)           All Asset Levels          0.65            0.64
VALUE
  Mid Cap Value Fund(2)           All Asset Levels          0.65            0.64
  Small Company Value
    Fund(3)(4)                    All Asset Levels          0.75            0.74
RISK-MANAGED
  Risk-Managed Growth Fund(5)     All Asset Levels          0.65            0.50
  Risk-Managed Core Fund(6)       All Asset Levels          0.65            0.50
FIXED-INCOME
  Flexible Income Fund            First $300 Million        0.65            0.50
                                  Over $300 Million         0.55            0.40



(1) Formerly named International Value Fund.


(2) 50% of the management fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.


(3) Formerly named Small Cap Value Fund.


(4) The Fund pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.


(5) Formerly named Risk-Managed Large Cap Growth Fund.


(6) Formerly named Risk-Managed Large Cap Core Fund.

               Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution or shareholder servicing fee as well as the administrative service fees applicable to Class R Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rates shown below. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue such waivers until at least December 1, 2005.



                                  Expense Limit     Expense Limit
                                  Percentage (%)    Percentage (%)
                                      Before            As of
Fund Name                          July 1, 2004      July 1, 2004
------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                          0.67              0.66
  Capital Appreciation Fund            0.68              0.67
  Mid Cap Growth Fund                  0.66              0.65
  Growth and Income Fund               1.02              0.99
  Core Equity Fund                     0.75              0.70
  Balanced Fund                        0.67              0.57
INTERNATIONAL & GLOBAL
  Worldwide Fund                       0.70              0.65
  International Growth Fund            0.74              0.73
  Foreign Stock Fund(1)                1.25              1.24
VALUE
  Mid Cap Value Fund                   0.75              0.74
  Small Company Value Fund(2)          1.25              1.24
RISK-MANAGED
  Risk-Managed Growth Fund(3)          0.75              0.60
  Risk-Managed Core Fund(4)            0.75              0.60
FIXED-INCOME
  Flexible Income Fund                 0.70              0.55



(1)  Formerly named International Value Fund.

(2)  Formerly named Small Cap Value Fund.
(3)  Formerly named Risk-Managed Large Cap Growth Fund.
(4)  Formerly named Risk-Managed Large Cap Core Fund.

               The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods indicated. The information below is for the fiscal years or periods ended July 31. The information presented in the table below reflects the management fees in effect during each of the fiscal years or periods shown. [TO BE UPDATED BY AMENDMENT]



                                         2004                        2003                          2002
                               ------------------------   --------------------------    --------------------------
Fund Name                      Advisory Fees   Waivers    Advisory Fees     Waivers     Advisory Fees     Waivers
------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
 Growth Fund                    $              $           $2,144,257       $105,325     $2,100,137       $ 88,362
 Capital Appreciation Fund      $              $           $5,039,372       $ 78,493     $3,329,756       $     --
 Mid Cap Growth Fund            $              $           $1,522,688       $122,751     $1,913,107       $ 81,336
 Growth and Income Fund         $              $           $1,616,833       $     --     $1,011,282       $     --
 Core Equity Fund               $              $           $  202,311       $     --     $   83,649       $     --
 Balanced Fund                  $              $           $5,411,211       $ 30,346     $4,436,635       $126,459
INTERNATIONAL & GLOBAL
 Worldwide Fund                 $              $           $6,962,232       $371,211     $6,973,107       $ 64,733
 International Growth Fund      $              $           $3,177,910       $117,427     $3,456,290       $ 51,069
 Foreign Stock Fund(1)          $              $           $   14,191       $ 14,191(2)  $   15,766       $ 15,766(2)
VALUE
 Mid Cap Value Fund             $              $           $   11,980(3)    $ 11,980(2)(3)  $      N/A    $    N/A
 Small Company Value
   Fund(4)(5)                   $              $           $   63,317(6)    $ 63,317(2)(7)  $   26,495(8) $ 10,255(9)
RISK-MANAGED
 Risk-Managed Growth Fund(10)   $              $           $   48,180(11)   $ 48,180(2)(11)         N/A        N/A
 Risk-Managed Core Fund(12)     $              $           $   30,176(11)   $ 30,176(2)(11)         N/A        N/A
FIXED-INCOME
 Flexible Income Fund           $              $           $  571,309       $ 98,573     $  209,295       $ 64,947



 (1)  Formerly named International Value Fund.


 (2)  Fee waiver by Janus Capital exceeded the advisory fee.

 (3)  December 31, 2002 (inception) to July 31, 2003.
 (4)  Formerly named Small Cap Value Fund.
 (5)  October 1, 2002 to July 31, 2003.
 (6) $38,522 of the Advisory Fees for Small Company Value Fund were paid to Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003, the remaining $24,795 were paid to Janus Capital for the period April 21, 2003 to July 31, 2003.
 (7) $38,177 of the Waiver were waived by Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003. The remaining $33,105 were waived by Janus Capital for the period April 21, 2003 to July 31, 2003.
 (8) These reflect the fees paid to Berger Financial Group LLC, the Fund's former adviser, for the period March 28, 2002 (inception) to September 30, 2002 (the Fund's former fiscal year end).

 (9) These waivers reflect the amount waived by Berger Financial Group LLC, the Fund's former adviser, for the period March 28, 2002 (inception) to September 30, 2002 (the Fund's former fiscal year end).
(10)  Formerly named Risk-Managed Large Cap Growth Fund.
(11)  January 2, 2003 (inception) to July 31, 2003.
(12)  Formerly named Risk-Managed Large Cap Core Fund.


               Each Fund's Advisory Agreement is dated July 1, 2004 and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


SUBADVISERS

               Janus Capital has entered into subadvisory agreements ("Subadvisory Agreements") on behalf of Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund.

PERKINS, WOLF, MCDONNELL AND COMPANY, LLC


               Janus Capital has entered into a subadvisory agreement on behalf of Mid Cap Value Fund with Perkins, Wolf, McDonnell and Company, LLC, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois, 60604.



               Perkins: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions;

               (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.

               Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.


               Under the Subadvisory Agreement between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.



               Under the Subadvisory Agreement, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee Janus Capital receives from the Fund (calculated after any fee waivers and expense reimbursements).



               The Subadvisory Agreement with Perkins will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Subadvisory Agreement is subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement. Perkins may not terminate the Subadvisory Agreement without cause prior to May 1, 2005, and then only upon three years' notice.



               Janus Capital and Perkins have also entered into a Relationship Agreement, which sets forth a framework of mutual cooperation between the parties with respect to the developing, marketing and servicing of products. Among other things, Janus Capital agrees that it will not terminate or recommend to the Trustees that they terminate the Subadvisory Agreement with Perkins, except for cause, as long as the Relationship Agreement is in effect. Among other things, Perkins agrees to provide Janus Capital with exclusive rights to certain value investment products and limit its ability to terminate the Subadvisory Agreement without cause. Accordingly, both Janus Capital and Perkins have financial incentives to maintain the relationship between the parties.


BAY ISLE FINANCIAL LLC


               Bay Isle Financial LLC, 475 14th Street, Suite 550, Oakland, California 94612, serves as subadviser to Janus Adviser Small Company Value Fund. Bay Isle was the subadviser to the Fund's predecessor until the reorganization of the Berger Small Cap Value Fund II into the Fund. Bay Isle: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.


               Bay Isle has been in the investment advisory business since 1987. Bay Isle also serves as investment adviser or subadviser to mutual funds, institutional and individual separate accounts. Janus Capital indirectly owns 100% of the outstanding voting shares of Bay Isle.


               Under the Subadvisory Agreement between Janus Capital and Bay Isle, Bay Isle is responsible for day-to-day investment operations of Janus Adviser Small Company Value Fund. For the Fund, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Bay Isle shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.



               The Subadvisory Agreement will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Subadvisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


ENHANCED INVESTMENT TECHNOLOGIES, LLC


               Janus Capital has entered into a subadvisory agreement with Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, on behalf of Risk-Managed Growth Fund and Risk-Managed Core Fund.



               INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund and other institutional accounts. As of

               September 30, 2004, Janus Capital indirectly owned approximately 77.5% of the outstanding voting shares of INTECH.



               Under the Subadvisory Agreement between Janus Capital and INTECH, INTECH is responsible for day-to-day investment operations of Risk-Managed Growth Fund and Risk-Managed Core Fund. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Funds; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Funds. The Subadvisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.



               The Subadvisory Agreement will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding shares of the Funds and in either case by vote of a majority of the Independent Trustees of the Funds. The Subadvisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

               Under each Subadvisory Agreement, the respective subadviser is compensated according to the following schedule:



          Fund                                           Subadviser   Annual Rate
          -----------------------------------------------------------------------
          Mid Cap Value Fund                              Perkins        0.32%(1)
          Small Company Value Fund(2)                     Bay Isle       0.74%
          Risk-Managed Growth Fund(3)                     INTECH         0.26%
          Risk-Managed Core Fund(4)                       INTECH         0.26%


               (1)  Net of fee reimbursement.
               (2)  Formerly named Small Cap Value Fund.
               (3)  Formerly named Risk-Managed Large Cap Growth Fund.
               (4)  Formerly named Risk-Managed Large Cap Core Fund.


               Janus Adviser Mid Cap Value Fund did not pay Perkins any subadvisory fees for the fiscal year ended July 31, 2004 because the fee waivers and expense reimbursements exceeded the management fee. The Risk-Managed Funds and Small Company Value Fund pay no fees directly to INTECH or Bay Isle, respectively. Janus Capital pays these subadvisory fees out of its advisory fees. [TO BE UPDATED BY AMENDMENT]


APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


               In approving the Funds' Advisory Agreements, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates and Lipper Analytical Services, Inc.. At each of those meetings, the Independent Trustees were advised by independent legal counsel.


               Among other things, the Trustees considered information about:


               - the investment objective and strategy of each Fund;



               - Janus Capital, its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading and administrative services to the Funds), and its resources and investment process;


               - the terms of each Advisory Agreement;


               - the scope and quality of the services that Janus Capital provides to the Funds;

               - the historical investment performance of each Fund and of comparable funds managed by other advisers over various periods and the efforts by Janus Capital to improve each Fund's performance;



               - the structure and rate of advisory fees payable to Janus
                 Capital by the Funds and by other funds and client accounts managed by Janus Capital, and payable to other advisers by comparable funds, and possible alternative fee structures;




               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;


               - the methodology used by Janus Capital in determining the compensation payable to portfolio managers and the competition for investment management talent;



               - Janus Capital's agreement to discontinue the use of the Funds'
                 portfolio brokerage transactions to obtain research through brokers from third parties;



               - changes in the level of assets in the Funds and of all assets managed by Janus Capital;



               - the competitive market for mutual funds in different
                 distribution channels;



               - the response of Janus Capital to various legal and regulatory proceedings; and



               - the profitability to Janus Capital and its affiliates of their relations with the Funds.



               The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio managers for each Fund, head of trading and chief compliance officer. They also engaged an independent consultant to analyze alternative compensation methodologies.

               Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interest of the Funds and their shareholders.


APPROVAL OF SUBADVISORY AGREEMENTS

               The subadvised Funds' Subadvisory Agreements were unanimously approved by the vote of the Trustees cast in person at a meeting held December 10, 2002. In preparation for their meeting, the Trustees requested and reviewed a wide variety of materials, including:

               - information regarding the subadvisers and their personnel and investment processes;

               - the terms of the Subadvisory Agreements;

               - the scope and quality of the services that the subadvisers provide to the Funds;

               - the historical investment performance of accounts managed by
                 Perkins, Bay Isle and INTECH;

               - the rate of fees paid to the subadvisers by Janus Capital and by other client accounts managed by the subadvisers;

               - the procedures followed by the subadvisers with respect to portfolio's brokerage and trade allocations; and


               - information regarding Janus Capital's acquisition of an
                 ownership stake in Perkins.


               In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreements and concluded that the compensation under the Subadvisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS


               Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.



               With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, Perkins and Bay Isle accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. The IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.


               Perkins, the subadviser for Mid Cap Value Fund, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Mid Cap Value Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.



               Bay Isle, the subadviser for Small Company Value Fund, may combine orders for multiple clients, including Small Company Value Fund. As a general matter, if an order is not completely filled, partial fills will be allocated pro rata in proportion to each client's original order. However, exceptions may be made in order to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received.

               INTECH, the subadviser for Risk-Managed Growth Fund and Risk-Managed Core Fund, generates regular daily trades for all of its clients, including Risk-Managed Growth Fund and Risk-Managed Core Fund, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer or his designee. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.


               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.



               Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.



               Janus Capital, INTECH, Bay Isle and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, Bay Isle and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material non-public information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at www.sec.gov.



               Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, Bay Isle and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, INTECH, Bay Isle and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Bay Isle, Janus Distributors and the Funds and certain other designated employees deemed to have access to current trading information are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.


               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, Bay Isle and Janus Distributors personnel may be required to forfeit their profits made from personal trading.


               Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, individuals are permitted to make personal securities transactions,


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

               including transactions in securities that may be purchased or held by the Funds. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds and to avoid serving their own personal interests ahead of the Funds and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES


               Each Fund's Board of Trustees has delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures.



               Effective August 31, 2004, each Fund's proxy voting record for the one-year period ending each June 30th will be available, free of charge, through janus.com and from the SEC through the SEC website at www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds


               Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).


               PROXY VOTING PROCEDURES


               Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy


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


               voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Office of the Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines, however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



               The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Office of the Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.


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

               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

               BOARD OF DIRECTORS ISSUES


               Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.


               AUDITOR ISSUES


               Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.


               EXECUTIVE COMPENSATION ISSUES


               Janus Capital reviews executive compensation plans on a case-by-case basis. However, Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


               GENERAL CORPORATE ISSUES


               Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights.

               Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


               SHAREHOLDER PROPOSALS


               If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Otherwise, Janus Capital will generally oppose the shareholder proposal.



Perkins, Wolf, McDonnell and Company LLC

Proxy Voting Summary for Mutual Funds


               Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship, (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).


               PROXY VOTING PROCEDURES


               Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins portfolio managers vote proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on all major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.


               The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.




               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

               BOARD OF DIRECTORS ISSUES

               Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

               AUDITOR ISSUES

               Perkins will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.


               EXECUTIVE COMPENSATION ISSUES

               Perkins reviews executive compensation plans on a case-by-case basis. However, Perkins will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).


               GENERAL CORPORATE ISSUES

               Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will review anti-takeover measures on a case-by-case basis. Perkins will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


               SHAREHOLDER PROPOSALS

               If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Otherwise, Perkins will generally oppose the shareholder proposal.



Bay Isle Financial LLC

Proxy Voting Procedures


               The following represents the procedures for Bay Isle with respect to the voting of proxies on behalf of all mutual funds advised by Bay Isle, for which Bay Isle has voting responsibility and the keeping of records relating to proxy voting.



               GENERAL POLICY. Bay Isle votes proxies in the best interest of its clients. Bay Isle will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).




               PROXY VOTING COMMITTEE. The Bay Isle Investment Committee (the "Committee") develops Bay Isle's positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is chaired by the Chief Investment Officer (CIO). In creating proxy-voting recommendations, the Committee may analyze proxy proposals from the prior year and evaluate whether those proposals would adversely affect shareholders' interests.



               DELEGATION OF PROXY VOTING ADMINISTRATION. Bay Isle has engaged the services of the Investment Accounting Operations Group of Janus Capital to provide the administration for its proxy voting.


               VOTING AND USE OF PROXY VOTING SERVICE. Bay Isle has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Bay Isle upon request.

               To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. The Proxy Administrator is responsible for maintaining this documentation. The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Bay Isle input. The Portfolio Administrator solicits feedback from the CIO or the Committee as required. Bay Isle also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

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

               PROCEDURES FOR PROXY ISSUES OUTSIDE THE GUIDELINES. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the CIO regarding how the shares will be voted. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the Committee will document how the proxy should be voted and the rationale for such recommendation. If any member of the Committee has had any contact with persons outside of Bay Isle (excluding routine communications with proxy solicitors) regarding the proxy issue, the member will disclose that contact to the Committee. The Committee will then review the voting recommendation. If the Committee believes a conflict exists and that the member's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Bay Isle Chief Investment Officer to determine how to vote.

               CONFLICTS OF INTEREST. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. A conflict of interest may exist, for example, if Bay Isle has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any Committee member with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest will be referred by the Proxy Administrator to the Committee for resolution. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined.

REPORTING AND RECORD RETENTION




               Bay Isle will retain records of votes cast on behalf of funds subadvised by Bay Isle and all documents prepared by Bay Isle regarding votes cast in contradiction to the Bay Isle guidelines. In addition, any document prepared by Bay Isle that is material to a proxy voting decision such as the Bay Isle Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation will be retained for a minimum of 6 years.

GENERAL GUIDELINES

               As a general rule, Bay Isle votes proxies under ISS guidelines, unless there are compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. However, Bay Isle recognizes that certain proposals in the area of corporate governance, anti-takeover measures, capitalization changes and compensation programs may not be "investor friendly" and therefore provide reasons for voting against management.

               As a general matter, Bay isle maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, Bay Isle recognizes that there are gradations in certain types of proposals (e.g., "poison pill" proposals or the potential dilution caused by the issuance of new stock), which may result in different voting positions being taken with respect to different proxy statements. In addition, Bay Isle generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, Bay Isle reviews proxy issues on a case-by-case basis as appropriate. Pursuant to such review, Bay Isle has adopted the following guidelines to provide a framework within which the proxies are voted.

               GUIDELINES
               1. Voting rights shall be exercised on all decisions that have a material effect on the value of the security.

               2. Voting rights shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and longer-term consequences.

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

               3. Voting rights shall be exercised to give the greatest benefit to the shareholder. This includes considering the shareholder's existing rights and ability to participate in corporate decisions and the accountability of management.

               4. In exercising voting rights, there shall be no undue prejudice in favor of management. The Chief Investment Officer (CIO) will vote all routine matters and will forward all nonroutine matters to the Investment Committee to determine how the proxy will be voted. If the CIO is not available, the proxy will be forwarded to the investment analyst who follows the company that has issued the proxy. The CIO, based upon the attached Guidelines for Differentiating Routine and Nonroutine Matters, shall make the determination as to whether a matter to be voted on is routine or nonroutine.

               ADHERENCE TO GUIDELINES
               It shall be the responsibility of the Portfolio Manager to determine how all-nonroutine proxies, for which Bay Isle has voting responsibility, shall be voted. In the CIO's absence, the appropriate investment analyst shall make such determination. In so doing, the guidelines set forth herein shall govern. Bay Isle may, at its discretion, adopt proxy voting standards that relate to specific nonroutine proposals that occur in proxy voting on a recurring basis and which are consistent with these guidelines. It is recognized that there may be occasions when, due to special circumstances, there may be exceptions to the guidelines and, consequently, the guidelines shall be applied with a measure of flexibility.

               RECORD KEEPING
               It shall be the responsibility of the CIO to see that records are maintained as to how Bay Isle voted each proposal on each proxy for which Bay Isle was responsible for voting the proxy. This shall include documentation as to the reason for so voting on nonroutine matters if such documentation is deemed necessary. This information shall be made available to Bay Isle's client upon their request.

GUIDELINES FOR DIFFERENTIATING ROUTINE AND NONROUTINE MATTERS


               The following guidelines shall be used to assist in determining whether a matter to be voted on is routine or nonroutine under Bay Isle's Proxy Voting Policies and Procedures. This guidance is applicable in cases where we exercise discretion to vote proxies. Of course, our clients may reserve the discretion to vote their own proxies or otherwise provide special written guidelines, which should then be followed notwithstanding the following:


ROUTINE MATTERS

               In general, routine matters should be regarded as those which repeatedly arise in the ordinary course of business for periodic review, approval and/or election and which are not otherwise characterized as nonroutine as noted below. Such matters include, without limitation, uncontested elections and the approval of auditors.

NONROUTINE MATTERS

               Nonroutine matters include those which may materially affect shareholder value or are otherwise unusual in nature, including without limitation restructurings, mergers, acquisitions, takeover attempts, anti-takeover defenses, recapitalization, dilutive actions or matters of social responsibility. Below is a list of issues that require special attention:

               CORPORATE GOVERNANCE
               Classified boards

               Removal of directors for cause or by a super majority vote

               Cumulative voting

               Unequal voting rights proposals (superstock)

               Supermajority proposals

               Actions to limit or abolish shareholder rights to act independently

               Proposals to vote unmarked proxies in favor of management

               Preemptive rights

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

               Change the state of incorporation

               Proposals to increase the company's authorized shares

               Shareholder proposals

               TAKEOVER DEFENSE AND RELATED ACTIONS
               Proposals involving tender offers or mergers

               Fair price provisions

               Proposals to introduce or eliminate greenmail provisions

               Proposals to reevaluate in-place "shark-repellents"

               Shareholder rights plans (poison pills)

               COMPENSATION PLANS
               Stock option plans and/or stock appreciation right plans

               Extension of stock option grants to outside directors

               Incentive plans effective in the event of hostile takeovers or mergers (golden and tin parachutes)

               Proposals creating an unusually favorable compensation structure in advance of sale of the company

               Executive severance agreements

               The CIO shall vote all such matters or shall assign an investment analyst to vote on behalf of Bay Isle.


Enhanced Investment Technologies, LLC

Proxy Voting Procedures

               The following represents the procedures for INTECH with respect to the voting of proxies on behalf of all mutual funds advised by INTECH, for which INTECH has responsibility for voting proxies and the keeping of records relating to proxy voting.

               GENERAL POLICY. INTECH takes seriously its responsibilities in the voting of proxies for those clients who have delegated the voting responsibility to INTECH. However, in INTECH's investment process, buy and sell decisions are determined solely by a mathematical formula that selects optimal holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services ("ISS"), an independent Proxy Voting Service, to vote all proxies on behalf of client accounts in accordance with its recommendations (the "ISS Recommendations").



               DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Investment Accounting Operations Group of Janus Capital to provide the administration for its proxy voting.


               JANUS INVESTMENT ACCOUNTING OPERATIONS GROUP. The Janus Investment Accounting Operations Group works with the proxy voting service and is responsible to INTECH for ensuring that all proxies are voted consistent with the ISS Recommendations.


               VOTING AND USE OF PROXY VOTING SERVICE. ISS assists in the voting of proxies for INTECH's clients, including Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. ISS is responsible for coordinating with the mutual funds' custodians to ensure that all proxy materials received by the custodians relating to securities held by the mutual funds are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the ISS Recommendations.


               CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:


               - ISS shall vote all proxies on INTECH's behalf in accordance with the ISS Recommendations. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.


               - The Janus Investment Accounting Operations Group is not
                 authorized to override any ISS Recommendation.



               - Without limiting the foregoing, the Janus Investment Accounting
                 Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.


               - Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Operating Officer.


               - All mutual funds are prohibited from investing in securities of
                 Janus Capital or securities of its publicly-traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of the mutual funds which includes, among other things, affiliates of the mutual funds. The trading system is designed to prohibit transactions in all securities on the Restricted List.



               In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Operating Officer to determine whether a material conflict exists. To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS Recommendations.



               REPORTING AND RECORD RETENTION. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and the ISS Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

               REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

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

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.


               Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of each Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class R Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services.



               Since Class R Shares did not commence operations until September 30, 2004, no administrative services fees were paid to Janus Services for the fiscal year ended July 31, 2004.



               Janus Services is not compensated for its services related to Class A Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking or omnibus account fees which certain intermediaries charge with respect to transac-tions in the Funds that are processed through the National Securities Clearing Corporation (NSCC) or similar systems.



               The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Fund except Flexible Income Fund and $3.98 per shareholder account for Flexible Income Fund for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurred in mailing Fund shareholder transaction confirmations. In addition, the Funds use the DST sharelot system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST an annual rate of $0.40 per account. This fee is only charged to those Funds with redemption fees or contingent deferred sales charges. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings in DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.


               The Trustees have authorized the Funds to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Fund under its waiver agreement, and such Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."


               Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at net asset value per share of the relevant Class.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


               Janus Capital places all portfolio transactions of the Funds, except for the Risk-Managed Funds. With respect to Mid Cap Value Fund, Janus Capital places portfolio transactions solely upon Perkins' direction. With respect to Small Company Value Fund, Janus Capital may delegate placement of brokerage to Bay Isle. With respect to the Risk-Managed Funds, INTECH places portfolio transactions using its proprietary trade system software.



               Janus Capital, Perkins and Bay Isle have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital, Perkins and Bay Isle may be permitted to pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.



               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for funds subadvised by Perkins or Bay Isle, Janus Capital acts on behalf of and in consultation with Perkins and Bay Isle. Those factors include, but are not limited to: Janus Capital's, Perkins' and Bay Isle's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins and Bay
               Isle) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins and Bay Isle, as applicable. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital or Perkins and Bay Isle, as applicable, in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's, Perkins' and Bay Isle's own research efforts. Much of the research provided to Janus Capital, Perkins and Bay Isle by broker-dealers would otherwise be available to Janus Capital, Perkins and Bay Isle for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital, Perkins and Bay Isle by or through broker-dealers. For example,

               Janus Capital, Perkins and Bay Isle have arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third party research reports relating to specific industry fundamentals and trends, third party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital, Perkins and Bay Isle receive research from broker-dealers, Janus Capital, Perkins and Bay Isle may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital, Perkins and Bay Isle have decided to discontinue their use of brokerage commissions to pay for third party research services. Janus Capital, Perkins and Bay Isle are currently in the process of winding down those arrangements and using up excess credits that were realized in 2003.



               For the fiscal year or period ended July 31, 2004, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below. [TO BE UPDATED BY AMENDMENT]



Fund Name                                                    Commissions    Transactions
----------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                                 $             $
  Capital Appreciation Fund                                   $             $
  Mid Cap Growth Fund                                         $             $
  Growth and Income Fund                                      $             $
  Core Equity Fund                                            $             $
  Balanced Fund                                               $             $
INTERNATIONAL & GLOBAL
  Worldwide Fund                                              $             $
  International Growth Fund                                   $             $
  Foreign Stock Fund(1)                                       $             $
VALUE
  Mid Cap Value Fund                                          $             $
  Small Company Value Fund(2)                                 $             $



(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.

Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.

               If Janus Capital, Perkins or Bay Isle determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital, Perkins or Bay Isle may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital, Perkins or Bay Isle determines will assist it in the investment decision-making or trading process may be paid for in brokerage commission dollars. Janus Capital, Perkins and Bay Isle receive a benefit from research they receive from brokers; for this reason, Janus Capital, Perkins and Bay Isle have an incentive to place trades with brokers who provide research products or services.


               Janus Capital, Perkins and Bay Isle do not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital, Perkins and Bay Isle do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital, Perkins or Bay Isle and such research may not necessarily be used by Janus Capital, Perkins or Bay Isle in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income clients that normally do not pay brokerage commissions. Perkins and Bay Isle may make their own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' and Bay Isle's clients, including Mid Cap Value Fund and Small Company Value Fund, respectively.



               Janus Capital, Perkins and Bay Isle may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital or the subadviser directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital or the subadviser directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or the subadviser directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's and the subadvisers' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and the subadvisers have an incentive to continue to engage in such transactions; however, Janus Capital and the subadvisers only intend to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.


               INTECH does not consider research services in selecting brokers. For the Risk-Managed Funds, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.


               Janus Capital may consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing Fund business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.

               The Funds' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms that provide comparable best execution.

               The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal year or period ending on July 31 of each year shown. [TO BE UPDATED BY AMENDMENT]



Fund Name                                              2004         2003          2002
-----------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                       $            $  407,798    $  428,892
  Capital Appreciation Fund                         $            $  930,751    $  760,881
  Mid Cap Growth Fund                               $            $  557,244    $  557,244
  Growth and Income Fund                            $            $  277,668    $  333,157
  Core Equity Fund                                  $            $   71,702    $   37,773
  Balanced Fund                                     $            $  868,540    $  778,849
INTERNATIONAL & GLOBAL
  Worldwide Fund                                    $            $3,088,747    $2,462,143
  International Growth Fund                         $            $1,754,406    $1,491,956
  Foreign Stock Fund(1)                             $            $    5,943    $    6,705
VALUE
  Mid Cap Value Fund                                $            $   15,297(2)        N/A
  Small Company Value Fund(3)                       $            $    6,340           N/A
RISK-MANAGED
  Risk-Managed Growth Fund(4)                       $            $   24,273(5)        N/A
  Risk-Managed Core Fund(6)                         $            $    8,906(5)        N/A
FIXED-INCOME
  Flexible Income Fund                              $            $      558    $      762



(1)  Formerly named International Value Fund.

(2)  December 31, 2002 (inception) to July 31, 2003.
(3)  Formerly named Small Cap Value Fund.
(4)  Formerly named Risk-Managed Large Cap Growth Fund.
(5)  January 2, 2003 (inception) to July 31, 2003.
(6)  Formerly named Risk-Managed Large Cap Core Fund.

               Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows: [TO BE UPDATED BY AMENDMENT]



                                 Commissions Paid
                               through DSTS for the
                                   Period Ended        Reduction of    % of Total      % of Total
Fund Name                         July 31, 2004         Expenses*      Commissions    Transactions
--------------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                        $                    $                   %               %
  Capital Appreciation Fund          $                    $                   %               %
  Mid Cap Growth Fund                $                    $                   %               %
  Growth and Income Fund             $                    $                   %               %
  Core Equity Fund                   $                    $                   %               %
  Balanced Fund                      $                    $                   %               %
INTERNATIONAL & GLOBAL
  Worldwide Fund                     $                    $                   %               %
  International Growth Fund          $                    $                   %               %
  Foreign Stock Fund(1)              $                    $                   %               %
VALUE
  Mid Cap Value Fund                 $                    $                   %               %
  Small Company Value
    Fund(2)                          $                    $                   %               %


 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.

Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.

                          Commission Paid                         Commission Paid
                        through DSTS for the                    through DSTS for the
                            Period Ended        Reduction of        Period Ended        Reduction of
Fund Name                  July 31, 2003         Expenses*         July 31, 2002*        Expenses*
----------------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                 $ 4,021             $ 3,017             $   760              $  570
  Capital
    Appreciation Fund         $11,750             $ 8,815                  --                  --
  Mid Cap Growth Fund         $ 8,292             $ 6,221             $10,038              $7,531
  Growth and Income
    Fund                      $ 3,164             $ 2,374             $    35              $   26
  Core Equity Fund            $ 1,382             $ 1,037             $    25              $   19
  Balanced Fund               $16,760             $12,573             $ 1,359              $1,019
INTERNATIONAL &
  GLOBAL
  Worldwide Fund              $10,752             $ 8,066             $ 5,868              $4,402
  Foreign Stock
    Fund(1)                   $    74             $    56                  --                  --
VALUE
  Small Company
    Value(2)                  $   287             $   216                  --                  --


 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.



(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.

Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.

               The Funds may also place trades with E*Trade Securities LLC ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Until July 17, 2002, Janus Capital owned, in the aggregate, more than 5% of the outstanding securities of E*Trade Group on behalf of various client accounts, including the Funds. By virtue of such ownership, E*Trade Group was considered an affiliate of Janus Capital for 1940 Act purposes during the period that Janus Capital owned more than 5% of the outstanding securities of E*Trade Group. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Funds, E*Trade was considered an affiliated broker of the Funds. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Fund to E*Trade for the fiscal year ended July 31, 2002. The Funds did not execute any transactions through E*Trade during their fiscal year ended July 31, 2001. Funds not listed below did not pay any commissions to E*Trade during the relevant period. Information is not shown for the fiscal years ended July 31, 2003 and 2004 because E*Trade was not considered an "affiliate" of the Funds during those periods.



                                                                Commissions paid through
                                                                 E*Trade for the period
Fund Name                                                         ended July 31, 2002
-----------------------------------------------------------------------------------------
Growth Fund                                                              $   69
Worldwide Fund                                                           $4,844
International Growth Fund                                                $3,677






               As of July 31, 2004, certain Funds owned securities of their regular broker-dealers (or parents), as shown below: [TO BE UPDATED BY AMENDMENT]



                                                                                           Value of
                                                Name of                                   Securities
Fund Name                                       Broker-Dealer                               Owned
------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees, Advisory Board members and officers of the Trust, together with a brief description of their principal occupations during the last five years.


               Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital:
               Janus Investment Fund and Janus Aspen Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 61 series or funds.


               The Trustees established an Advisory Board to provide the Trustees with advice regarding Janus Adviser Small Company Value Fund and certain other Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and will serve for an initial term of two years, through April 21, 2005.

               The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Aspen Series and Janus Adviser.

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen        Chairman     3/04-Present     Private Investor.              61               Director, Red
 151 Detroit Street                                                                                    Robin Gourmet
 Denver, CO 80206        Trustee      4/00-Present                                                     Burgers, Inc.
 Age 60
----------------------------------------------------------------------------------------------------------------------
 William F. McCalpin     Trustee      6/02-Present     Executive Vice President and   59               Founding
 151 Detroit Street                                    Chief Operating Officer of                      Director and
 Denver, CO 80206                                      The Rockefeller Brothers Fund                   Board Chair,
 Age 46                                                (a private family                               Solar
                                                       foundation).                                    Development
                                                                                                       Foundation;
                                                                                                       Trustee and
                                                                                                       Vice President,
                                                                                                       Asian Cultural
                                                                                                       Council.
----------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.   Trustee      6/02-Present     President and Chief Executive  59               Chairman of the
 151 Detroit Street                                    Officer of The Field Museum                     Board and
 Denver, CO 80206                                      of Natural History.                             Director,
 Age 65                                                                                                Divergence LLC;
                                                                                                       Director of
                                                                                                       A.M. Castle &
                                                                                                       Co., and W.W.
                                                                                                       Grainger, Inc.;
                                                                                                       Trustee of
                                                                                                       Harris Insight
                                                                                                       Funds Trust (19
                                                                                                       portfolios),
                                                                                                       WTTW (Chicago
                                                                                                       public
                                                                                                       television
                                                                                                       station), the
                                                                                                       University of
                                                                                                       Chicago and
                                                                                                       Chicago Public
                                                                                                       Education Fund.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------------------
 James T. Rothe          Trustee      4/00-Present     Professor of Business,         61               Director,
 151 Detroit Street                                    University of Colorado,                         Optika, Inc.
 Denver, CO 80206                                      Colorado Springs, CO (since
 Age 60                                                1986). Formerly,
                                                       Distinguished Visiting
                                                       Professor of Business
                                                       (2001-2002), Thunderbird
                                                       (American Graduate School of
                                                       International Management),
                                                       Phoenix, AZ; and Principal
                                                       (1988-1999) of Phillips-Smith
                                                       Retail Group, Addison, TX (a
                                                       venture capital firm).
----------------------------------------------------------------------------------------------------------------------
 William D. Stewart      Trustee      4/00-Present     Corporate Vice President and   59               N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 Age 59                                                Boulder, CO (a manufacturer
                                                       of vacuum fittings and
                                                       valves).
----------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger     Trustee      4/00-Present     Consultant.                    59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 65
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*       Trustee      4/00-Present     Formerly, President            61               N/A
 151 Detroit Street                                    (1978-2002) and Chief
 Denver, CO 80206                                      Executive Officer (1994-
 Age 66                                                2002) of Janus Capital or
                                                       Janus Capital Corporation;
                                                       President and Director (1994-
                                                       2002) of the Janus
                                                       Foundation; Chairman and
                                                       Director (1978-2002) of Janus
                                                       Capital Corporation; and
                                                       Director (1997-2001) of Janus
                                                       Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------


* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

---------------------------------------------------------------------------------------------------------------------------
                                                      ADVISORY BOARD
---------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF FUNDS
 NAME, AGE AS OF           POSITIONS                                                       IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003         HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               FUND           SERVED           THE PAST FIVE YEARS             ADVISORY BOARD   HELD
---------------------------------------------------------------------------------------------------------------------------
 ADVISORY BOARD MEMBERS
---------------------------------------------------------------------------------------------------------------------------
 Katherine A. Cattanach    Advisory       4/03-present     General Partner/ Managing       13               N/A
 151 Detroit Street        Board                           Principal (since September
 Denver, CO 80206          Chairperson                     1987), INVESCO Private Equity
 Age: 58                                                   (formerly Sovereign Financial
                                                           Services, Inc.) (financial
                                                           consulting and management
                                                           firm). Formerly, Vice Chair of
                                                           the Berger Funds (1994-2002).
---------------------------------------------------------------------------------------------------------------------------
 Harry T. Lewis, Jr.       Advisory       4/03-present     Lewis Investments (since June   13               Director, J.D.
 151 Detroit Street        Board                           1988) (self- employed private                    Edwards & Co.
 Denver, CO 80206          Member                          investor). Formerly,                             (1995 to March
 Age: 70                                                   Trustee/Director of the Berger                   2002).
                                                           Funds (1987-2002).                               Director,
                                                                                                            National Fuel
                                                                                                            Corporation
                                                                                                            (oil & gas
                                                                                                            production);
                                                                                                            Advisory
                                                                                                            Director,
                                                                                                            Otologics, LLC,
                                                                                                            (implantable
                                                                                                            hearing aid)
                                                                                                            (since 1999);
                                                                                                            Member of
                                                                                                            Community
                                                                                                            Advisory Board,
                                                                                                            Wells Fargo
                                                                                                            Bank-Denver.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                   ADVISORY BOARD
---------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF FUNDS
 NAME, AGE AS OF       POSITIONS                                                     IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003     HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS           FUND         SERVED           THE PAST FIVE YEARS             ADVISORY BOARD   HELD
---------------------------------------------------------------------------------------------------------------------
 ADVISORY BOARD MEMBERS (CNTD.)
---------------------------------------------------------------------------------------------------------------------
 Michael Owen          Advisory     4/03-Present     Dean of the College of          13               N/A
 151 Detroit Street    Board                         Business of Sciences at Zayed
 Denver, CO 80206      Member                        University (since September
 Age: 66                                             2000). Formerly self-employed
                                                     as a financial and management
                                                     consultant, and in real estate
                                                     development (from June 1999 to
                                                     September 2000). Dean (from
                                                     1993 to June 1999), of the
                                                     College of Business, Montana
                                                     State University. Formerly,
                                                     Chairman of the Board of the
                                                     Berger Funds (1968-2002).
---------------------------------------------------------------------------------------------------------------------
 Albert C. Yates       Advisory     4/03-Present     President Emeritus and          13               Member, Board
 151 Detroit Street    Board                         Professor of Chemistry,                          of Directors,
 Denver, CO 80206      Member                        Colorado State University.                       Adolph Coors
 Age: 62                                             Formerly, Trustee/Director of                    Company
                                                     the Berger Funds (2000-2002).                    (brewing
                                                                                                      company) (since
                                                                                                      1998); Member,
                                                                                                      Board of
                                                                                                      Directors,
                                                                                                      Dominion
                                                                                                      Industrial
                                                                                                      Capital Bank
                                                                                                      (1999 to 2000);
                                                                                                      Member, Board
                                                                                                      of Directors,
                                                                                                      Centennial Bank
                                                                                                      of the West
                                                                                                      (since 2001).
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS           FUNDS                   TIME SERVED    FIVE YEARS
---------------------------------------------------------------------------------------------------
 Jonathan D. Coleman   Executive Vice          2/02-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 32                Janus Adviser Mid Cap                  (1994-1997 and 2000-2002) for Janus
                       Growth Fund                            Capital Corporation.
---------------------------------------------------------------------------------------------------
 Brent A. Lynn         Executive Vice          1/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Co- Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 39                Janus Adviser                          (1991-2001) for Janus Capital
                       International Growth                   Corporation.
                       Fund
---------------------------------------------------------------------------------------------------
 Karen L. Reidy        Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 36                Janus Adviser Balanced                 (1995-1999) for Janus Capital
                       Fund and                               Corporation.
                       Janus Adviser Core
                       Equity Fund
---------------------------------------------------------------------------------------------------
 Blaine P. Rollins     Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 36                Janus Adviser Growth
                       Fund
---------------------------------------------------------------------------------------------------
 Scott W. Schoelzel    Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 45                Janus Adviser Capital
                       Appreciation Fund
---------------------------------------------------------------------------------------------------
 Minyoung Sohn         Executive Vice          1/04-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 28                Janus Adviser Growth                   (1998-2003) for Janus Capital
                       and Income Fund                        Corporation.
---------------------------------------------------------------------------------------------------
 Ronald V. Speaker     Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 39                Janus Adviser Flexible
                       Income Fund
---------------------------------------------------------------------------------------------------
 Jason P. Yee          Executive Vice          3/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Portfolio Manager
 Age 34                Janus Adviser                          and Managing Director (1996-2000) for
                       Worldwide Fund and                     Bee & Associates and Analyst
                       Janus Adviser Foreign                  (2000-2001) for Janus Capital
                       Stock Fund                             Corporation.
---------------------------------------------------------------------------------------------------


*    Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS           FUNDS                   TIME SERVED    FIVE YEARS
---------------------------------------------------------------------------------------------------
 Anita E. Falicia      Vice President,         10/02-Present  Vice President of Investment
 151 Detroit Street    Treasurer and                          Accounting of Janus Capital.
 Denver, CO 80206      Principal Accounting                   Formerly, Assistant Vice President
 Age 35                Officer                                (2000-2002) of Investment Accounting
                                                              of Janus Capital or Janus Capital
                       Chief Financial         10/02-11/03    Corporation; Director (1999-2000) of
                       Officer                                Investment Accounting of Janus
                                                              Capital Corporation; and Director
                                                              (1997-1999) of Fund Accounting of
                                                              Janus Capital Corporation.
---------------------------------------------------------------------------------------------------
 Bonnie M. Howe        Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital, Janus
 Denver, CO 80206                                             Distributors LLC and Janus Services
 Age 38                                                       LLC. Formerly, Assistant Vice
                                                              President (1997-1999) and Associate
                                                              Counsel (1995-1999) for Janus Capital
                                                              Corporation and Assistant Vice
                                                              President (1998-2000) for Janus
                                                              Service Corporation.
---------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   General Counsel         4/04-Present   Vice President of Domestic Funds and
 151 Detroit Street                                           General Counsel of Janus Capital;
 Denver, CO 80206      Vice President and      4/00-Present   Vice President and Assistant General
 Age 38                Secretary                              Counsel of Janus Distributors LLC and
                                                              Janus Services LLC. Formerly,
                                                              Assistant General Counsel of Janus
                                                              Capital (1999-2004); Assistant Vice
                                                              President (1997-1999) of Janus
                                                              Capital Corporation; Chief Compliance
                                                              Officer, Director and President
                                                              (1997-1999) of Janus Distributors,
                                                              Inc.; and Assistant Vice President
                                                              (1998-2000) of Janus Service
                                                              Corporation.
---------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Vice President and Chief Compliance
 151 Detroit Street    Chief Compliance                       Officer of Janus Capital, Janus
 Denver, CO 80206      Officer                                Distributors LLC and Janus Services
 Age 46                                                       LLC. Formerly, Assistant Vice
                                                              President of Janus Services LLC
                                                              (2002-2004); Senior Vice President
                                                              and Director (1985-2000) of Mutual
                                                              Fund Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------


*    Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS           FUNDS                   TIME SERVED    FIVE YEARS
---------------------------------------------------------------------------------------------------
 Girard C. Miller      President and Chief     11/03-Present  Executive Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital
 Denver, CO 80206                                             Group Inc. and Janus Capital;
 Age 52                                                       President of Janus Distributors LLC
                                                              and Janus Capital International LLC;
                                                              Executive Vice President of Janus
                                                              Services LLC; President and Director
                                                              of Janus Management Holdings
                                                              Corporation; Chief Operating Officer
                                                              and President of Capital Group
                                                              Partners, Inc.; and Director of Janus
                                                              World Funds and Janus Capital Trust
                                                              Manager Limited. Formerly, President
                                                              and Chief Executive Officer of ICMA
                                                              Retirement Corporation (1993-2003).
---------------------------------------------------------------------------------------------------
 Loren M. Starr        Vice President and      11/03-Present  Senior Vice President and Chief
 151 Detroit Street    Chief Financial                        Financial Officer of Janus Capital
 Denver, CO 80206      Officer                                and Janus Capital Group Inc.; Vice
 Age 42                                                       President and Chief Financial
                       President and Chief     09/02-11/03    Officer, Janus Services LLC, Janus
                       Executive Officer                      Distributors LLC, Janus Management
                                                              Holdings Corporation and Janus
                                                              Institutional Services LLC; Vice
                                                              President, Treasurer, Chief Financial
                                                              Officer and Director of Janus
                                                              International Limited; Director of
                                                              Janus Holdings Corporation and Janus
                                                              International Holdings LLC; and Board
                                                              member of Janus Global Funds SPC.
                                                              Formerly, Director of Janus Capital
                                                              Trust Manager Limited (2001-2004),
                                                              Janus World Principal Protected Funds
                                                              (2002-2004), Janus International
                                                              (Asia) Limited (2002-2004) and Janus
                                                              World Funds (2001-2004); Vice
                                                              President and Chief Financial Officer
                                                              of Janus Capital International LLC
                                                              (2002-2003); Interim Director of
                                                              Janus Capital (2002-2003); Vice
                                                              President of Finance, Treasurer,
                                                              Chief Financial Officer (2001-2002)
                                                              and Director (2002) for Janus
                                                              International Holding, Inc.; and
                                                              Managing Director, Treasurer and Head
                                                              of Corporate Finance and Reporting
                                                              (1998-2001) for Putnam Investments.
---------------------------------------------------------------------------------------------------


*    Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS           FUNDS                   TIME SERVED    FIVE YEARS
---------------------------------------------------------------------------------------------------
 Heidi J. Walter       Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital and Janus
 Denver, CO 80206                                             Services LLC. Formerly, Vice
 Age 36                                                       President and Senior Legal Counsel
                                                              (1995-1999) for Stein Roe & Farnham,
                                                              Inc.
---------------------------------------------------------------------------------------------------


*    Officers are elected annually by the Trustees for a one-year term.

               The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            MEETINGS HELD
                                          MEMBERS                           DURING LAST
              FUNCTIONS                   (INDEPENDENT TRUSTEES)            FISCAL YEAR
------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial       John W. McCarter, Jr. (Chairman)
 COMMITTEE    reporting process, the      Dennis B. Mullen
              system of internal control  William D. Stewart
              over financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings and the audit
              process. The Committee's
              review of the audit
              process includes, among
              other things, the
              appointment, compensation
              and oversight of the
              auditors and pre-approval
              of all audit and non-
              audit services.
------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes           James T. Rothe (Chairman)
 COMMITTEE    recommendations regarding   William F. McCalpin
              matters related to the      Dennis B. Mullen
              Trusts' use of brokerage
              commissions and placement
              of portfolio transactions.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            MEETINGS HELD
                                          MEMBERS                           DURING LAST
              FUNCTIONS                   (INDEPENDENT TRUSTEES)            FISCAL YEAR
------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with    William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted  William D. Stewart
 COMMITTEE    by the Trusts, reviews      Martin H. Waldinger
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the
              Trusts' Proxy Voting
              Guidelines and the
              administration of the
              Trusts' Code of Ethics.
------------------------------------------------------------------------------------------
 MONEY        Reviews various matters     Martin H. Waldinger (Chairman)
 MARKET       related to the operations   William F. McCalpin
 COMMITTEE    of the Janus Money Market   James T. Rothe
              Funds, including
              compliance with their
              Money Market Fund
              Procedures.
------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends   Dennis B. Mullen (Chairman)
 AND          individuals for election    John W. McCarter, Jr.
 GOVERNANCE   as Trustee, consults with   William D. Stewart
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the
              administration of, and
              ensures the compliance
              with, the Trusts'
              Governance Procedures and
              Guidelines adopted by the
              Trustees.
------------------------------------------------------------------------------------------
 PRICING      Determines the fair value   William D. Stewart (Chairman)
 COMMITTEE    of restricted securities    James T. Rothe
              and other securities for    Martin H. Waldinger
              which market quotations
              are not readily available,
              or which are deemed not to
              be reliable, pursuant to
              procedures adopted by the
              Trustees.
------------------------------------------------------------------------------------------

               The table below gives the dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2003. As of December 31, 2003, none of the Trustees owned Shares of the Funds described in this SAI. [TO BE UPDATED BY AMENDMENT]




------------------------------------------------------------------------------------
                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE          JANUS FUNDS
------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------
 Dennis B. Mullen
------------------------------------------------------------------------------------
 William F. McCalpin
------------------------------------------------------------------------------------
 John W. McCarter, Jr.
------------------------------------------------------------------------------------
 James T. Rothe
------------------------------------------------------------------------------------
 William D. Stewart
------------------------------------------------------------------------------------
 Martin H. Waldinger
------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------
 Thomas H. Bailey
------------------------------------------------------------------------------------

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives pension or retirement benefits from the Funds or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                                Aggregate Compensation         Total Compensation
                                                  from the Funds for        from the Janus Funds for
                                                   fiscal year ended          calendar year ended
Name of Person, Position                             July 31, 2004            December 31, 2003(1)
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee                $                           $
  William F. McCalpin, Trustee                          $                           $
  John W. McCarter, Jr., Trustee                        $                           $
  James T. Rothe, Trustee                               $                           $
  William D. Stewart, Trustee                           $                           $
  Martin H. Waldinger, Trustee                          $                           $
INTERESTED TRUSTEE
  Thomas H. Bailey, Trustee(2)                          $                           $





(1) As of December 31, 2003, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.


(2) Mr. Bailey is being treated as an interested person of the Funds and Janus Capital and is compensated by Janus Capital.

               The following table shows the aggregate compensation paid to each member of the Advisory Board by Janus Adviser Small Company Value Fund and all Janus Funds for the periods indicated. None of the Advisory Board members receive pension or retirement benefits from Small Company Value Fund or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                               Aggregate Compensation      Total Compensation
                                                 from the Fund for      from the Janus Funds for
                                                 fiscal year ended         calendar year ended
Name of Person, Position                           July 31, 2004          December 31, 2003(1)
-------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board
  Chairperson                                           $                        $
Harry T. Lewis, Jr., Advisory Board Member              $                        $
Michael Owen, Advisory Board Member                     $                        $
Albert C. Yates, Advisory Board Member                  $                        $



(1) The Advisory Board did not become effective until April 21, 2003, therefore, the members did not receive any compensation from the Janus Funds prior to April 21, 2003.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION


               As stated in the Funds' Prospectus, the net asset value ("NAV") of Shares of each class of each Fund is determined once each day on which the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV of Shares of each class of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the second or third calendar quarter, the conversion to U.S. dollars will use the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").

               Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated.


               A Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing which may occur between the close of the foreign exchanges and the NYSE.


PURCHASES


               Shares of the Funds can generally be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Not all financial intermediaries offer both classes. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order, provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


               In order to receive a day's price, your order for either class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary or plan documents will provide you with detailed information about investing in the different Funds.


               CLASS A SHARES


               The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth below. The Fund receives the net asset value. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table below, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

                                                    Sales Charge as a    Amount of Sales Charge Reallowed
                                                      Percentage of      to Financial Intermediaries as a
                                                     Offering Price*       Percentage of Offering Price
        Amount of Purchase at Offering Price        -----------------    --------------------------------
  EQUITY FUNDS
   Under $50,000                                          5.75%                        5.00%
   $50,000 but under $100,000                             4.50%                        3.75%
   $100,000 but under $250,000                            3.50%                        2.75%
   $250,000 but under $500,000                            2.50%                        2.00%
   $500,000 but under $1,000,000                          2.00%                        1.60%
   $1,000,000 and above                                   None**                       None
  FLEXIBLE INCOME FUND
   Under $50,000                                          4.75%                        4.25%
   $50,000 but under $100,000                             4.50%                        4.00%
   $100,000 but under $250,000                            3.50%                        3.00%
   $250,000 but under $500,000                            2.50%                        2.25%
   $500,000 but under $1,000,000                          2.00%                        1.75%
   $1,000,000 and above                                   None**                       None



 * Offering Price includes the initial sales charge.


** A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.



               As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus Funds that are offered with a sales charge to take advantage of lower sales charges.



               CLASS R SHARES


               Class R Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.


DISTRIBUTION AND SHAREHOLDER SERVICING PLANS


               CLASS A SHARES AND CLASS R SHARES


               As described in the Prospectus, Class A Shares and Class R Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan" and "Class R Plan", respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and at an annual rate of up to 0.50% of the average daily net assets of

               Class R Shares of a Fund for activities which are primarily intended to result in sales of Class A Shares or Class R Shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On July 14, 2004, the Trustees unanimously approved the Class A Plan and Class R Plan.


               The Plans and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to either Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, either Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that class of that Fund or by vote of a majority of the 12b-1 Trustees.


               For the fiscal year ended July 31, 2004, Janus Distributors did not receive any 12b-1 fees from Class A Shares and Class R Shares of the Funds because they did not commence operations until September 30, 2004.



               Janus Distributors receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares. Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares for the fiscal year ended July 31, 2004, because Class A Shares were not available until September 30, 2004.

REDEMPTIONS


               Redemptions, like purchases, may only be effected through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


               Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


               The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


               CLASS A SHARES


               A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.



               CLASS R SHARES


               A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class R Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund and Risk Managed Core Fund redeemed within three months of purchase, unless waived, as discussed in the Prospectus.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS
AND TAX STATUS
--------------------------------------------------------------------------------

               It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Code, are normally declared and payable to shareholders in December. Growth Fund, Capital Appreciation Fund, Mid Cap Growth Fund, Core Equity Fund, Worldwide Fund, International Growth Fund, Foreign Stock Fund, Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund, and Risk-Managed Core Fund declare and make annual distributions of income (if any); Growth and Income Fund and Balanced Fund declare and make quarterly distributions of income; and Flexible Income Fund declares dividends daily and makes monthly distributions of income. If a month begins on a Saturday, Sunday or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.

               The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.


               All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.


               Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.



               Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


CLASS A SHARES AND CLASS R SHARES



               As of September 30, 2004, all of the outstanding Class A Shares, and Class R Shares of each Fund were owned by Janus Capital, which provided seed capital for the Funds.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


               Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust (now called a Delaware statutory trust) on March 24, 2000. As of the date of this SAI, the Trust offers fifteen series of shares, known as "Funds," fourteen of which consist of four classes of shares and one of which consists of three classes of shares. Additional series and/or classes may be created from time to time.


               Nine of the Funds discussed in this SAI (listed below) were formed from the reorganization of the Retirement Shares of corresponding Portfolio of Janus Aspen Series into the Funds on July 31, 2000. Funds not listed commenced operations after July 31, 2000.

                PREDECESSOR FUND
                (EACH A PORTFOLIO OF JANUS ASPEN SERIES)               FUND
                ----------------------------------------               ----
                Growth Portfolio - Retirement Shares                   Janus Adviser Growth Fund
                Capital Appreciation Portfolio - Retirement Shares     Janus Adviser Capital Appreciation Fund
                Aggressive Growth Portfolio - Retirement Shares        Janus Adviser Mid Cap Growth Fund
                Growth and Income Portfolio - Retirement Shares        Janus Adviser Growth and Income Fund
                Equity Income Portfolio - Retirement Shares            Janus Adviser Core Equity Fund
                Balanced Portfolio - Retirement Shares                 Janus Adviser Balanced Fund
                Worldwide Growth Portfolio - Retirement Shares         Janus Adviser Worldwide Fund
                International Growth Portfolio - Retirement Shares     Janus Adviser International Growth Fund
                Flexible Income Portfolio - Retirement Shares          Janus Adviser Flexible Income Fund

               Janus Adviser Small Company Value Fund was formed from the reorganization of Berger Small Cap Value Fund II (Investor Shares, Service Shares and Institutional Shares) of Berger Investment Portfolio Trust into Class I shares of Janus Adviser Small Company Value Fund. Berger Small Cap Value Fund II had a fiscal year end of September 30. Following the reorganization, the Fund changed its fiscal year end to July 31.

               Effective June 2, 2003, Janus Adviser Strategic Value Fund was reorganized into Janus Adviser Mid Cap Value Fund.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.


               The Funds discussed in this SAI each offer four classes of shares. Class A Shares and Class R Shares are discussed in this SAI. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.


SHAREHOLDER MEETINGS


               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of other Funds of the Trust. A shareholder is entitled to one vote for each share owned.



               Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in
               Section 16(c) of the 1940 Act.

VOTING RIGHTS

               The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

               The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.


               As mentioned above in "Shareholder Meetings," each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS


               [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


               [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES


               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins and Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE

                BOND RATING                  EXPLANATION
                --------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to
                                             the adverse effects of changing
                                             circumstances and economic conditions.
                BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate
                                             protection parameters, but adverse
                                             economic conditions or changing
                                             circumstances more likely to lead to a
                                             weakened capacity to pay principal and
                                             interest than for higher rated bonds.
                Non-Investment Grade
                BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet
                                             required interest and principal
                                             payments. BB -- lowest degree of
                                             speculation; C -- the highest degree of
                                             speculation. Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk exposure to
                                             adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.


                BOND RATING                  EXPLANATION
                --------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper to medium-grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured.
                                             Interest and principal appear adequate
                                             for the present but certain protective
                                             elements may be lacking or may be
                                             unreliable over any great length of
                                             time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and
                                             principal payments not well safeguarded
                                             during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance
                                             of timely interest and principal
                                             payments or maintenance of other
                                             contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.



               Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.

                      This page intentionally left blank.

                                  (JANUS LOGO)
                                         www.janus.com


                                         151 Detroit Street


                                         Denver, Colorado 80206-4805

                                         1-800-525-0020

                                            September 30, 2004



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


      PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JULY 30, 2004


                                            JANUS ADVISER MONEY MARKET FUND

                              JANUS ADVISER SERIES

                                 CLASS A SHARES


                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for Class A Shares of Janus Adviser Money Market Fund. The Fund is a separate series of Janus Adviser Series, a Delaware business trust (now called a Delaware statutory trust), and is managed by Janus Capital Management LLC ("Janus Capital").


     Shares of the Fund may be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.


     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated September 30, 2004, which is incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Investment Policies and Restrictions and
                Investment Strategies...........................    2
                Determination of Net Asset Value................   18
                Investment Adviser..............................   19
                Custodian, Transfer Agent
                and Certain Affiliations........................   29
                Portfolio Transactions and Brokerage............   31
                Trustees and Officers...........................   34
                Purchase of Shares..............................   44
                Distribution and Shareholder Servicing Plans....   45
                Redemption of Shares............................   47
                Dividends and Tax Status........................   49
                Principal Shareholders..........................   51
                Miscellaneous Information.......................   52
                   Shares of the Trust..........................   52
                   Shareholder Meetings.........................   52
                   Voting Rights................................   53
                   Independent Accountants......................   54
                   Registration Statement.......................   54
                Financial Statements............................   55
                Appendix A......................................   56
                   Description of Securities Ratings............   56
                Appendix B......................................   59
                   Description of Municipal Securities..........   59

INVESTMENT POLICIES AND RESTRICTIONS
AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

               The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.


               As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.


               The Fund has adopted the following fundamental policies and restrictions:

               (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               (2) The Fund may not purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in

               U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).


               (3) The Fund may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

               (4) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (5) The Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

               (6) The Fund may not borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

               (7) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (8) The Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

               Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

               The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

               (1) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule,
               Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (2) The Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

               (3) The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

               (4) The Fund may not invest in companies for the purpose of exercising control of management.


               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.



               For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P.. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

               The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.


               Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases it may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


               Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if immediately after the acquisition thereof it would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

               The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

               The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

               The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.


               Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.


Mortgage- and Asset-Backed Securities

               The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

               Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

               As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.


               The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



               Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



               Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/ servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

               The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

               Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Reverse Repurchase Agreements

               Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

               Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When Issued and Delayed Delivery Securities

               The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities


               From time to time, the Fund may invest in securities of other investment companies. The Fund is subject to the provisions of
               Section 12(d)(1) of the 1940 Act. Section 12(d)(1) prohibits a Fund from acquiring (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or
               (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock; or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Fund may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds.


Debt Obligations


               Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.


Auction Market and Remarketed Preferred Stock

               The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

Obligations of Financial Institutions

               The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

               Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

               Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities


               To the extent permitted by its investment objective and policies, Money Market Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


Municipal Leases

               The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

               In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

               Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


               Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


               As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly-traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.



               The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.



               Janus Capital and its affiliates also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition or retention of shareholders for the Fund or other Janus funds or which performed services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales though the institutional relationship. These requirements may from time to time change. As of September 30, 2004, the broker-dealer firms with which Janus Capital or its affiliates have agreements or intend to have agreements to make payments related to the acquisition or retention of shareholders
               are       . Any additions, modifications or deletions to the
               broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]



               In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting and other shareholder or administrative services in connection with investment in the Fund. These fees may be in addition to fees paid from the Fund's assets to these financial intermediaries. Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments.



               The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not interested persons of Janus Capital and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.



               The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets.



               Until at least December 1, 2005, provided Janus Capital remains investment adviser to the Fund, Janus Capital has agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution and shareholder servicing fee applicable to Class A Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed 0.36% of average daily net assets.



               The following table summarizes the advisory fees paid by the Fund and any fee waivers for the last three fiscal years indicated. The information below is for fiscal years ended July 31. The information presented in the table below reflects the management fee in effect during each of the fiscal years shown. [TO BE UPDATED BY AMENDMENT.]



                                              2004                  2003                  2002
                                       Advisory              Advisory              Advisory
                Fund Name                Fees     Waivers      Fees     Waivers      Fees     Waivers
                -------------------------------------------------------------------------------------
                Money Market Fund      $          $          $59,453    $59,453*   $55,834    $23,200


               * Fee waiver by Janus Capital exceeded the advisory fee.


               The Fund's Advisory Agreement is dated April 3, 2002, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


               In approving the Fund's Advisory Agreement, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates and Lipper Analytical Services, Inc.. At each of those meetings, the Independent Trustees were advised by independent legal counsel.



               Among other things, the Trustees considered information about:



               - the investment objective and strategy of the Fund;



               - Janus Capital, its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading and administrative services to the Fund), and its resources and investment process;


               - the terms of the Advisory Agreement;


               - the scope and quality of the services that Janus Capital provides to the Fund;



               - the historical investment performance of the Fund and of comparable funds managed by other advisers over various periods and the efforts by Janus Capital to improve Fund performance;



               - the structure and rate of advisory fees payable to Janus
                 Capital by the Fund and by other funds and client accounts managed by Janus Capital, and payable to other advisers by comparable funds, and possible alternative fee structures;


               - compensation payable by the Fund to affiliates of Janus Capital for other services;

               - the total expense ratio of the Fund and of comparable funds managed by other advisers;


               - the methodology used by Janus Capital in determining the compensation payable to the portfolio manager and the competition for investment management talent;



               - Janus Capital's agreement to discontinue the use of the Fund's portfolio brokerage transactions to obtain research through brokers from third parties;



               - changes in the level of assets in the Fund and of all assets managed by Janus Capital;

               - the competitive market for mutual funds in different
                 distribution channels;



               - the response of Janus Capital to various legal and regulatory proceedings; and



               - the profitability to Janus Capital and its affiliates of their relations with the Fund.



               The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio manager for the Fund, head of trading and chief compliance officer. They also engaged an independent consultant to analyze alternative compensation methodologies.



               Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interest of the Fund and its shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL


               Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.


               Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.



               Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.



               Janus Capital and Janus Distributors currently have in place Ethics Rules which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material non-public information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at www.sec.gov.



               Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Fund and certain other designated employees deemed to have access to current trading information are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.


               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


               The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures.



               Effective August 31, 2004, the Fund's proxy voting record for the one-year period ending each June 30th will be available, free of charge, through janus.com and from the SEC through the SEC website at www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds


               Janus Capital votes proxies in the best interest of if its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).


               PROXY VOTING PROCEDURES


               Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Office of the Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines, however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.


               The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Office of the Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.




               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

               BOARD OF DIRECTORS ISSUES


               Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

               AUDITOR ISSUES


               Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.


               EXECUTIVE COMPENSATION ISSUES


               Janus Capital reviews executive compensation plans on a case-by-case basis. However, Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


               GENERAL CORPORATE ISSUES


               Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


               SHAREHOLDER PROPOSALS


               If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Otherwise, Janus Capital will generally oppose the shareholder proposal.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.


               Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services for the Fund. Janus Services is not compensated for its services related to Class A Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking or omnibus account fees which certain intermediaries charge with respect to transactions in the Fund that are processed through the National Securities Clearing Corporation (NSCC) or similar systems.





               The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurred in mailing Fund shareholder transaction confirmations. In addition, the Fund uses the DST sharelot system to track and process redemption fees and contingent deferred sales charges. For this system, the Fund currently pays DST at an annual rate of $0.40 per account. This fee is only charged to those Funds with redemption fees or contingent deferred sales charges. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged
               32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.


               The Trustees have authorized the Fund to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay the Fund under its waiver agreement, if any, and the Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."


               Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which the Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at net asset value.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.


               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of the research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital by or through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third party research reports relating to specific industry fundamentals and trends, third party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital has decided to discontinue its use of brokerage commissions to pay for third party research services. Janus Capital is currently in the process of winding down those arrangements and using up excess credits that were realized in 2003.



               The Fund generally buys and sells securities in principal and agency transactions in which no commissions are paid. For the fiscal years ended July 31, 2004, July 31, 2003 and July 31, 2002, the Fund did not incur any brokerage commissions. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT.]


               If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making or trading process may be paid for in brokerage commission dollars. Janus Capital receives a benefit from research it receives from brokers; for this reason, Janus Capital has an incentive to place trades with brokers who provide research products or services.


               Janus Capital may consider sales of Fund shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase such shares as a factor in the selection of broker-dealers to execute Fund transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.


               When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


               As of July 31, 2004, the Fund owned securities of its regular broker-dealers (or parents) as shown below:



                                 [TO BE UPDATED BY AMENDMENT]



                                                          Value of
                                                         Securities
Name of Broker-Dealer                                      Owned
-------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


               Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital:
               Janus Investment Fund and Janus Aspen Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 61 series or funds.



               The Trust's officers are elected annually by the Trustees for a one-year term. The portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Aspen Series and Janus Adviser.

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen        Chairman     3/04-Present     Private Investor.              61               Director, Red
 151 Detroit Street      Trustee      4/00-Present                                                     Robin Gourmet
 Denver, CO 80206                                                                                      Burgers, Inc.
 Age 60
----------------------------------------------------------------------------------------------------------------------
 William F. McCalpin     Trustee      6/02-Present     Executive Vice President and   59               Founding
 151 Detroit Street                                    Chief Operating Officer of                      Director and
 Denver, CO 80206                                      The Rockefeller Brothers Fund                   Board Chair,
 Age 46                                                (a private family                               Solar
                                                       foundation).                                    Development
                                                                                                       Foundation;
                                                                                                       Trustee and
                                                                                                       Vice President,
                                                                                                       Asian Cultural
                                                                                                       Council.
----------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.   Trustee      6/02-Present     President and Chief Executive  59               Chairman of the
 151 Detroit Street                                    Officer of The Field Museum                     Board and
 Denver, CO 80206                                      of Natural History.                             Director,
 Age 65                                                                                                Divergence LLC;
                                                                                                       Director of
                                                                                                       A.M. Castle &
                                                                                                       Co. and W.W.
                                                                                                       Grainger, Inc.;
                                                                                                       Trustee of
                                                                                                       Harris Insight
                                                                                                       Funds Trust (19
                                                                                                       portfolios),
                                                                                                       WTTW (Chicago
                                                                                                       public
                                                                                                       television
                                                                                                       station), the
                                                                                                       University of
                                                                                                       Chicago and
                                                                                                       Chicago Public
                                                                                                       Education Fund.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------------------
 James T. Rothe          Trustee      4/00-Present     Professor of Business,         61               Director,
 151 Detroit Street                                    University of Colorado,                         Optika, Inc.
 Denver, CO 80206                                      Colorado Springs, CO (since
 Age 60                                                1986). Formerly,
                                                       Distinguished Visiting
                                                       Professor of Business
                                                       (2001-2002), Thunderbird
                                                       (American Graduate School of
                                                       International Management),
                                                       Phoenix, AZ; and Principal
                                                       (1988-1999) of Phillips-Smith
                                                       Retail Group, Addison, TX (a
                                                       venture capital firm).
----------------------------------------------------------------------------------------------------------------------
 William D. Stewart      Trustee      4/00-Present     Corporate Vice President and   59               N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 Age 59                                                Boulder, CO (a manufacturer
                                                       of vacuum fittings and
                                                       valves).
----------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger     Trustee      4/00-Present     Consultant.                    59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 65
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*       Trustee      4/00-Present     Formerly, President            61               N/A
 151 Detroit Street                                    (1978-2002) and Chief
 Denver, CO 80206                                      Executive Officer (1994-
 Age 66                                                2002) of Janus Capital or
                                                       Janus Capital Corporation;
                                                       President and Director (1994-
                                                       2002) of the Janus
                                                       Foundation; Chairman and
                                                       Director (1978-2002) of Janus
                                                       Capital Corporation; and
                                                       Director (1997-2001) of Janus
                                                       Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------


* The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

------------------------------------------------------------------------------------------------
                                            OFFICERS
------------------------------------------------------------------------------------------------
NAME, AGE AS                         TERM OF OFFICE*
OF DECEMBER 31,    POSITIONS HELD    AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
2003 AND ADDRESS   WITH FUND         TIME SERVED      YEARS
------------------------------------------------------------------------------------------------
 J. Eric           Executive Vice    1/01-Present     Vice President of Janus Capital and
 Thorderson        President and                      Portfolio Manager for other Janus
 151 Detroit       Portfolio                          accounts. Formerly, Senior Analyst
 Street            Manager                            (1996-1999) for Janus Capital Corporation.
 Denver, CO 80206  Janus Adviser
 Age 42            Money Market
                   Fund
------------------------------------------------------------------------------------------------
 Anita E. Falicia  Vice President,   10/02-Present    Vice President of Investment Accounting of
 151 Detroit       Treasurer and                      Janus Capital. Formerly, Assistant Vice
 Street            Principal                          President (2000-2002) of Investment
 Denver, CO 80206  Accounting                         Accounting of Janus Capital or Janus
 Age 35            Officer                            Capital Corporation; Director (1999-2000)
                                                      of Investment Accounting of Janus Capital
                   Chief Financial   10/02-11/03      Corporation; and Director (1997-1999) of
                   Officer                            Fund Accounting of Janus Capital
                                                      Corporation.
------------------------------------------------------------------------------------------------
 Bonnie M. Howe    Vice President    4/00-Present     Vice President and Assistant General
 151 Detroit                                          Counsel to Janus Capital, Janus
 Street                                               Distributors LLC and Janus Services LLC.
 Denver, CO 80206                                     Formerly, Assistant Vice President
 Age 38                                               (1997-1999) and Associate Counsel
                                                      (1995-1999) for Janus Capital Corporation
                                                      and Assistant Vice President (1998-2000)
                                                      for Janus Service Corporation.
------------------------------------------------------------------------------------------------
 Kelley Abbott     General Counsel   4/04-Present     Vice President of Domestic Funds and
 Howes                                                General Counsel of Janus Capital; Vice
 151 Detroit       Vice President    4/00-Present     President and Assistant General Counsel of
 Street            and Secretary                      Janus Distributors LLC and Janus Services
 Denver, CO 80206                                     LLC. Formerly, Assistant General Counsel
 Age 38                                               of Janus Capital (1999-2004); Assistant
                                                      Vice President (1997-1999) of Janus
                                                      Capital Corporation; Chief Compliance
                                                      Officer, Director and President
                                                      (1997-1999) of Janus Distributors, Inc.;
                                                      and Assistant Vice President (1998-2000)
                                                      of Janus Service Corporation.
------------------------------------------------------------------------------------------------
 David R.          Vice President    6/02-Present     Vice President and Chief Compliance
 Kowalski          and Chief                          Officer of Janus Capital, Janus
 151 Detroit       Compliance                         Distributors LLC and Janus Services LLC.
 Street            Officer                            Formerly, Assistant Vice President of
 Denver, CO 80206                                     Janus Services LLC (2002-2004); Senior
 Age 46                                               Vice President and Director (1985-2000) of
                                                      Mutual Fund Compliance for Van Kampen
                                                      Funds.
------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Girard C. Miller      President and Chief     11/03-Present  Executive Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital
 Denver, CO 80206                                             Group Inc. and Janus Capital;
 Age 52                                                       President of Janus Distributors LLC
                                                              and Janus Capital International LLC;
                                                              Executive Vice President of Janus
                                                              Services LLC; President and Director
                                                              of Janus Management Holdings
                                                              Corporation; Chief Operating Officer
                                                              and President of Capital Group
                                                              Partners, Inc.; and Director of
                                                              Janus World Funds and Janus Capital
                                                              Trust Manager Limited. Formerly,
                                                              President and Chief Executive
                                                              Officer of ICMA Retirement
                                                              Corporation (1993-2003).
--------------------------------------------------------------------------------------------------
 Loren M. Starr        Vice President and      11/03-Present  Senior Vice President and Chief
 151 Detroit Street    Chief Financial                        Financial Officer of Janus Capital
 Denver, CO 80206      Officer                                and Janus Capital Group Inc.; Vice
 Age 42                President and Chief     9/02-11/03     President and Chief Financial
                       Executive Officer                      Officer Janus Services LLC, Janus
                                                              Distributors LLC, Janus Management
                                                              Holdings Corporation and Janus
                                                              Institutional Services LLC; Vice
                                                              President, Treasurer, Chief
                                                              Financial Officer and Director of
                                                              Janus International Limited;
                                                              Director of Janus Holdings
                                                              Corporation and Janus International
                                                              Holdings LLC; and Board member of
                                                              Janus Global Funds SPC. Formerly,
                                                              Director of Janus Capital Trust
                                                              Manager Limited (2001-2004), Janus
                                                              World Principal Protected Funds
                                                              (2002-2004), Janus International
                                                              (Asia) Limited (2002-2004) and Janus
                                                              World Funds (2001-2004); Vice
                                                              President and Chief Financial
                                                              Officer of Janus Capital
                                                              International LLC (2002-2003);
                                                              Interim Director of Janus Capital
                                                              (2002-2003); Vice President of
                                                              Finance, Treasurer, Chief Financial
                                                              Officer (2001-2002) and Director
                                                              (2002) of Janus International
                                                              Holding, Inc.; and Managing
                                                              Director, Treasurer and Head of
                                                              Corporate Finance and Reporting
                                                              (1998-2001) for Putnam Investments.
--------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Heidi J. Walter       Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital and Janus
 Denver, CO 80206                                             Services LLC. Formerly, Vice
 Age 36                                                       President and Senior Legal Counsel
                                                              (1995-1999) for Stein Roe & Farnham,
                                                              Inc.
--------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

               The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


               [TO BE UPDATED BY AMENDMENT]



--------------------------------------------------------------------------------------------
                                                       MEMBERS            NUMBER OF MEETINGS
                                                       (INDEPENDENT       HELD DURING LAST
                     FUNCTIONS                         TRUSTEES)          FISCAL YEAR
--------------------------------------------------------------------------------------------
 AUDIT COMMITTEE     Reviews the financial reporting   John W. McCarter,
                     process, the system of internal   Jr. (Chairman)
                     control over financial            Dennis B. Mullen
                     reporting, disclosure controls    William D.
                     and procedures, Form N-CSR        Stewart
                     filings and the audit process.
                     The Committee's review of the
                     audit process includes, among
                     other things, the appointment,
                     compensation and oversight of
                     the auditors and pre-approval of
                     all audit and non-audit
                     services.
--------------------------------------------------------------------------------------------
 BROKERAGE           Reviews and makes                 James T. Rothe
 COMMITTEE           recommendations regarding         (Chairman)
                     matters related to the Trusts'    William F.
                     use of brokerage commissions and  McCalpin
                     placement of portfolio            Dennis B. Mullen
                     transactions.
--------------------------------------------------------------------------------------------
 LEGAL AND           Oversees compliance with various  William F.
 REGULATORY          procedures adopted by the         McCalpin
 COMMITTEE           Trusts, reviews registration      (Chairman)
                     statements on Form N-1A,          William D.
                     oversees the implementation and   Stewart
                     administration of the Trusts'     Martin H.
                     Proxy Voting Guidelines and the   Waldinger
                     administration of the Trusts'
                     Code of Ethics.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                       MEMBERS            NUMBER OF MEETINGS
                                                       (INDEPENDENT       HELD DURING LAST
                     FUNCTIONS                         TRUSTEES)          FISCAL YEAR
--------------------------------------------------------------------------------------------
 MONEY MARKET        Reviews various matters related   Martin H.
 COMMITTEE           to the operations of the Janus    Waldinger
                     Money Market Funds, including     (Chairman)
                     compliance with their Money       William F.
                     Market Fund Procedures.           McCalpin
                                                       James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING AND      Identifies and recommends         Dennis B. Mullen
 GOVERNANCE          individuals for election as       (Chairman)
 COMMITTEE           Trustee, consults with            John W. McCarter,
                     Management in planning Trustee    Jr.
                     meetings, and oversees the        William D.
                     administration of, and ensures    Stewart
                     the compliance with, the Trusts'
                     Governance Procedures and
                     Guidelines adopted by the
                     Trustees.
--------------------------------------------------------------------------------------------
 PRICING COMMITTEE   Determines the fair value of      William D.
                     restricted securities and other   Stewart
                     securities for which market       (Chairman)
                     quotations are not readily        James T. Rothe
                     available, or which are deemed    Martin H.
                     not to be reliable, pursuant to   Waldinger
                     procedures adopted by the
                     Trustees.
--------------------------------------------------------------------------------------------



               The table below gives the dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2003. As of December 31, 2003, none of the Trustees owned Shares of the Fund described in this SAI.



                          [TO BE UPDATED BY AMENDMENT]



----------------------------------------------------------------------------------------
                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
NAME OF TRUSTEE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN JANUS FUNDS
----------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------
 Dennis B. Mullen
----------------------------------------------------------------------------------------
 William F. McCalpin
----------------------------------------------------------------------------------------
 John W. McCarter, Jr.
----------------------------------------------------------------------------------------
 James T. Rothe
----------------------------------------------------------------------------------------
 William D. Stewart
----------------------------------------------------------------------------------------
 Martin H. Waldinger
----------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
----------------------------------------------------------------------------------------
 Thomas H. Bailey
----------------------------------------------------------------------------------------

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds.



                          [TO BE UPDATED BY AMENDMENT]



                                                Aggregate Compensation      Total Compensation
                                                  from the Fund for      from the Janus Funds for
                                                  fiscal year ended         calendar year ended
Name of Person, Position                            July 31, 2004          December 31, 2003(1)
--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                   $                       $
William F. McCalpin, Trustee                             $                       $
John W. McCarter, Jr., Trustee                           $                       $
James T. Rothe, Trustee                                  $                       $
William D. Stewart, Trustee                              $                       $
Martin H. Waldinger, Trustee                             $                       $
INTERESTED TRUSTEE
Thomas H. Bailey, Trustee(2)                             $                       $



(1) As of December 31, 2003, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.


(2) Mr. Bailey is being treated as an interested person of the Fund and Janus Capital and is compensated by Janus Capital.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


CLASS A SHARES



               Class A Shares of the Fund are only available for purchase by exchange of Class A Shares of another Fund of Janus Adviser Series or Janus Adviser, another Trust advised by Janus Capital. Shares of the Fund are not subject to an initial sales charge at the time of purchase.



               The price you pay for Class A Shares is the public offering price, which is the net asset value next determined after the Fund or its agent receives in good order your order. Your financial intermediary may charge you a separate additional fee for transactions in Class A Shares. In order to receive a day's dividend, your order must be received in good order by the close of the regular trading session of the New York Stock Exchange ("NYSE").

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


CLASS A SHARES



               As described in the Prospectus, Class A Shares has adopted a distribution and shareholder servicing plan (the "Class A Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares of the Fund for activities which are primarily intended to result in sales of Class A Shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On July 14, 2004 the Trustees unanimously approved the Class A Plan.



               The Plan and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.



               For the fiscal year ended July 31, 2004, Janus Distributors did not receive any 12b-1 fees from Class A Shares of the Fund because Class A Shares did not commence operations until September 30, 2004.



               Janus Distributors receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares. Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares for the fiscal year ended July 31, 2004, because Class A Shares were not available until September 30, 2004.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Redemptions, like purchases, may only be effected through institutional channels such as retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

               Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


               The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of net asset value is not reasonably practicable.



CLASS A SHARES



               A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of original purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month.


               The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.



               All income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the net asset value determined on the first business day following the record date.


               Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------





               As of September 30, 2004 all of the outstanding Class A Shares of the Fund were owned by Janus Capital, which provided seed capital for the Class.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


               The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act, which was organized as a Delaware business trust (now called a Delaware statutory trust) on March 24, 2000. As of the date of this SAI, the Trust consists of fifteen series of shares, known as "Funds," fourteen of which consist of four classes of shares and one of which consists of three classes of shares. Additional series and/or classes may be created from time to time. Class I Shares previously had no class designation.


               The Fund was formed from the reorganization of the Retirement Shares of the Money Market Portfolio of Janus Aspen Series into the Fund on July 31, 2000.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST


               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. The Shares of the Fund participate equally in dividends and other distributions by Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.



               Money Market Fund offers three classes of shares. Class A Shares are discussed in this SAI. The Shares offered in this SAI are offered only through retirement and pension plans, brokers, bank trust departments, financial advisers and other financial intermediaries.


SHAREHOLDER MEETINGS


               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated

               Trust Instrument or the 1940 Act. Special meetings may be called for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of the other Funds or class of the Trust. A shareholder is entitled to one vote for each share owned.



               Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.


VOTING RIGHTS

               The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

               The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove

               Trustees, to terminate or reorganize the Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.


               As mentioned in "Shareholder Meetings", each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.


INDEPENDENT ACCOUNTANTS


               [TO BE UPDATED BY AMENDMENT]




REGISTRATION STATEMENT

               The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


               [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

               MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

               The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

               The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

               SHORT TERM MUNICIPAL LOANS

               S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

               Moody's highest rating for short-term municipal loans is MIG-1/ VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

               OTHER SHORT-TERM DEBT SECURITIES

               Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

Fitch

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                F-1+........................ Exceptionally strong credit
                                             quality. Issues assigned this
                                             rating are regarded as having the
                                             strongest degree of assurance for
                                             timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an
                                             assurance for timely payment only
                                             slightly less in degree than issues
                                             rated F-1+.
                F-2......................... Good credit quality. Issues
                                             assigned this rating have a
                                             satisfactory degree of assurance
                                             for timely payments, but the margin
                                             of safety is not as great as the
                                             F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

               MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:


               1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).


               2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

               3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

               4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

               5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

               6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

               MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

               1. General Obligation Bonds are issued by such entities as states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

               2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

               In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

               3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

               While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

               Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

               OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

               Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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 64
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

                                  (JANUS LOGO)

                                         www.janus.com


                                         151 Detroit Street


                                         Denver, Colorado 80206-4805

                                         1-800-525-0020

               September 30, 2004


               GROWTH & CORE

                Janus Adviser Growth Fund
                Janus Adviser Capital Appreciation Fund
                Janus Adviser Mid Cap Growth Fund
                Janus Adviser Growth and Income Fund
                Janus Adviser Core Equity Fund
                Janus Adviser Balanced Fund


               INTERNATIONAL & GLOBAL

                Janus Adviser Worldwide Fund
                Janus Adviser International Growth Fund
                Janus Adviser Foreign Stock Fund
                  (Formerly named Janus Adviser
                  International Value Fund)

               VALUE
                Janus Adviser Mid Cap Value Fund
                Janus Adviser Small Company Value Fund
                  (Formerly named Janus Adviser
                  Small Cap Value Fund)


               RISK-MANAGED

                Janus Adviser Risk-Managed Growth Fund
                  (Formerly named Janus Adviser
                  Risk-Managed Large Cap Growth Fund)
                Janus Adviser Risk-Managed Core Fund
                  (Formerly named Janus Adviser
                  Risk-Managed Large Cap Core Fund)


               FIXED-INCOME

                Janus Adviser Flexible Income Fund

                              JANUS ADVISER SERIES
                                 CLASS C SHARES
                                 CLASS I SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class C Shares and Class I Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware business trust (now called a Delaware statutory trust). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. In addition, a subadviser is responsible for the day-to-day operations of certain Funds. The name changes for Janus Adviser Foreign Stock Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund were effective November 28, 2003.


     Shares of the Funds may generally be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated September 30, 2004, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Classification, Investment Policies and
                Restrictions, and Investment Strategies and
                Risks...........................................    2
                Investment Adviser and Subadvisers..............   45
                Custodian, Transfer Agent and Certain
                Affiliations....................................   77
                Portfolio Transactions and Brokerage............   81
                Trustees and Officers...........................   91
                Shares of the Trust.............................  106
                   Net Asset Value Determination................  106
                   Purchases....................................  107
                   Distribution and Shareholder Servicing
                   Plans........................................  108
                   Redemptions..................................  112
                Income Dividends, Capital Gains Distributions
                and Tax Status..................................  115
                Principal Shareholders..........................  117
                Miscellaneous Information.......................  118
                   Shares of the Trust..........................  119
                   Shareholder Meetings.........................  119
                   Voting Rights................................  120
                   Independent Accountants......................  121
                   Registration Statement.......................  121
                Financial Statements............................  122
                Appendix A......................................  123
                   Explanation of Rating Categories.............  123

CLASSIFICATION, INVESTMENT POLICIES AND
RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION


               Each Fund is a series of Janus Adviser Series (the "Trust"), an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Capital Appreciation Fund and Foreign Stock Fund are classified as nondiversified. Growth Fund, Mid Cap Growth Fund, Growth and Income Fund, Core Equity Fund, Balanced Fund, Worldwide Fund, International Growth Fund, Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund and Flexible Income Fund are all classified as diversified.


               SUBADVISERS

               FUND SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Mid Cap Value Fund.

               FUND SUBADVISED BY BAY ISLE. Bay Isle Financial LLC ("Bay Isle") is the investment subadviser for Small Company Value Fund.

               FUNDS SUBADVISED BY INTECH. Enhanced Investment Technologies, LLC ("INTECH") is the investment subadviser for Risk-Managed Growth Fund and Risk-Managed Core Fund (together, the "Risk-Managed Funds").

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

               The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of
               (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to all of the Funds, except policy (1), which applies only to the Funds specifically listed in that policy.

               (1) With respect to 75% of its total assets, Janus Adviser Growth Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Growth and Income Fund, Janus Adviser Core Equity Fund, Janus Adviser Balanced Fund, Janus Adviser Worldwide Fund, Janus Adviser International Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund, Janus Adviser Risk-Managed Core Fund and Janus Adviser Flexible Income Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               Each Fund may not:

               (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. Government securities).

               (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

               (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

               (7) Borrow money except that the Funds may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Fund.

               The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:


               (a) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, each Fund except Janus Adviser Flexible Income Fund may engage in "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

               (b) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

               (c) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


               (d) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.


               (e) The Funds may not invest in companies for the purpose of exercising control of management.


               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.


               For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.


               For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P.. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.


INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

               BALANCED FUND. As an operational policy, at least 25% of the assets of Balanced Fund normally will be invested in fixed-income senior securities.

               FLEXIBLE INCOME FUND. As a fundamental policy, this Fund may not purchase a non-income-producing security if, after such purchase, less than 80% of the Fund's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

INVESTMENT STRATEGIES AND RISKS

Cash Position


               As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").



               The Risk-Managed Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Funds may use futures and options contracts and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Funds' otherwise applicable percentage limits, policies or its normal investment emphasis, when INTECH believes market, economic or political conditions warrant a temporary defensive position.


Illiquid Investments

               Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The

               Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.



               If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.



               Each Fund except Janus Adviser Flexible Income Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly-traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending


               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, however, the Funds will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, and such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.


Foreign Securities


               Unless otherwise limited by its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


               CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk.



               POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.


               REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


               EMERGING MARKETS. The Funds, particularly Foreign Stock Fund, International Growth Fund and Worldwide Fund, may invest in companies from "developing countries" or "emerging markets." Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities.


Short Sales

               Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.


               Each Fund except Janus Adviser Flexible Income Fund may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. A Fund will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Funds' losses are potentially unlimited in cases where the Fund is unable to close out its short position.


Zero Coupon, Step Coupon and Pay-In-Kind Securities

               Within the parameters of its specific investment policies, each Fund may invest up to 10% (without limit for Flexible Income
               Fund) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).


               Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considera-tions might otherwise make it undesirable for a Fund to sell the securities at the time.

               Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

               The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

               Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

               Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

               Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

               Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

               The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal and other payments on each of the underlying debt securities (less expenses). The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectus may apply.

Investment Company Securities


               From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. Section 12(d)(1) prohibits a Fund from acquiring (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock; or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.



               Investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

               The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

               Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectus.

U.S. Government Securities


               To the extent permitted by its investment objective and policies, each Fund, particularly Flexible Income Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities back only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


Municipal Obligations

               The Funds may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

               Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

               VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

               In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.


               STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.

               TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

               STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.


               The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.


Repurchase and Reverse Repurchase Agreements

               In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


               A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


High-Yield/High-Risk Bonds


               Within the parameters of its specific investment policies, no Fund intends to invest 35% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB+ or lower by Standard & Poor's Rating Service or Ba or lower by Moody's Investors Service, Inc.), and Mid Cap Growth Fund, Core Equity

               Fund, Foreign Stock Fund, Mid Cap Value Fund and Small Company Value Fund will, under normal circumstances, each limit its investment in such bonds to less than 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


               Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

               Please refer to the "Explanation of Rating Categories" section of this Statement of Additional information for a description of bond rating categories.

Defaulted Securities


               A Fund may hold defaulted securities if its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

               FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

               DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

               OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options and Other Derivative Instruments


               FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

               The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.


               The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

               Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


               The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

               If a Fund owns bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

               The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

               Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

               The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

               Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

               Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

               OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.


               The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received.

               Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

               The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

               The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


               FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


               The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest for non-hedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


               These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

               The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

               While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

               OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

               Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

               The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

               Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

               The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

               The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

               OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

               A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

               A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

               The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

               The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

               The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

               In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.


               A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.



               An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange

               ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange;
               (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


               A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

               The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

               A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

               A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

               A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a non-hedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end.

               The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

               EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

               SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

               The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

               There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

               ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

               Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

               The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


               In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC


               As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly-traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital with the remaining 5% held by Janus Management Holdings Corporation.



               Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds. As discussed below, Janus Capital has delegated certain of these duties to INTECH, Perkins and Bay Isle pursuant to Subadvisory Agreements between Janus Capital and each Subadviser.



               Janus Capital and its affiliates also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or which perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may from time to time change. As of September 30, 2004, the broker-dealer firms with which Janus Capital or its affiliates have agreements or intend to have agreements to make payments related to the
               acquisition or retention of shareholders are           . Any
               additions, modifications or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]

               In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries fees for providing recordkeeping, subaccounting and other shareholder or administrative services in connection with investment in the Funds. These fees may be in addition to fees paid from the Funds' assets to these financial intermediaries. Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments.



               The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.



               The Funds pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and calculated at the annual rate as shown below for each Fund.



               Effective July 1, 2004, Janus Capital agreed to reduce the annual rate of each Fund's management fee, as set forth in each Fund's

               Investment Advisory Agreement with Janus Capital and as shown below.



                                                               Management Fees
                                  Average Daily Net        Before            After
Fund Name                           Assets of Fund      Reduction (%)    Reduction (%)
--------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                     All Asset Levels          0.65             0.64
  Capital Appreciation Fund       All Asset Levels          0.65             0.64
  Mid Cap Growth Fund             All Asset Levels          0.65             0.64
  Growth and Income Fund          All Asset Levels          0.65             0.62
  Core Equity Fund                All Asset Levels          0.65             0.60
  Balanced Fund                   All Asset Levels          0.65             0.55
INTERNATIONAL & GLOBAL
  Worldwide Fund                  All Asset Levels          0.65             0.60
  International Growth Fund       All Asset Levels          0.65             0.64
  Foreign Stock Fund(1)           All Asset Levels          0.65             0.64
VALUE
  Mid Cap Value Fund(2)           All Asset Levels          0.65             0.64
  Small Company Value
    Fund(3)(4)                    All Asset Levels          0.75             0.74
RISK-MANAGED
  Risk-Managed Growth Fund(5)     All Asset Levels          0.65             0.50
  Risk-Managed Core Fund(6)       All Asset Levels          0.65             0.50
FIXED-INCOME
  Flexible Income Fund            First $300 Million        0.65             0.50
                                  Over $300 Million         0.55             0.40



(1) Formerly named International Value Fund.


(2) 50% of the management fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.


(3) Formerly named Small Cap Value Fund.


(4) The Fund pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.


(5) Formerly named Risk-Managed Large Cap Growth Fund.


(6) Formerly named Risk-Managed Large Cap Core Fund.



               Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution or shareholder servicing fee as well as the administrative service fees applicable to Class I Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rates shown below. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue such waivers until at least December 1, 2005.



                                  Expense Limit     Expense Limit
                                  Percentage (%)    Percentage (%)
                                      Before            As of
Fund Name                          July 1, 2004      July 1, 2004
------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                          0.67              0.66
  Capital Appreciation Fund            0.68              0.67
  Mid Cap Growth Fund                  0.66              0.65
  Growth and Income Fund               1.02              0.99
  Core Equity Fund                     0.75              0.70
  Balanced Fund                        0.67              0.57
INTERNATIONAL & GLOBAL
  Worldwide Fund                       0.70              0.65
  International Growth Fund            0.74              0.73
  Foreign Stock Fund(1)                1.25              1.24
VALUE
  Mid Cap Value Fund                   0.75              0.74
  Small Company Value Fund(2)          1.25              1.24
RISK-MANAGED
  Risk-Managed Growth Fund(3)          0.75              0.60
  Risk-Managed Core Fund(4)            0.75              0.60
FIXED-INCOME
  Flexible Income Fund                 0.70              0.55



(1) Formerly named International Value Fund.

(2) Formerly named Small Cap Value Fund.
(3) Formerly named Risk-Managed Large Cap Growth Fund.
(4) Formerly named Risk-Managed Large Cap Core Fund.

               The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods indicated. The information below is for the fiscal years or periods ended July 31. The information presented in the table below reflects the management fees in effect during each of the fiscal years or periods shown. [TO BE UPDATED BY AMENDMENT]



                                          2004                                 2003                               2002
                            ---------------------------------   -----------------------------------    --------------------------
Fund Name                   Advisory Fees        Waivers         Advisory Fees         Waivers          Advisory Fees    Waivers
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
 Growth Fund                                                      $2,144,257          $105,325           $2,100,137      $ 88,362
 Capital Appreciation Fund                                        $5,039,372          $ 78,493           $3,329,756      $      0
 Mid Cap Growth Fund                                              $1,522,688          $122,751           $1,913,107      $ 81,336
 Growth and Income Fund                                           $1,616,833          $      0           $1,011,282      $      0
 Core Equity Fund                                                 $  202,311          $      0           $   83,649      $      0
 Balanced Fund                                                    $5,411,211          $ 30,346           $4,436,635      $126,459
INTERNATIONAL & GLOBAL
 Worldwide Fund                                                   $6,962,232          $371,211           $6,973,107      $ 64,733
 International Growth Fund                                        $3,177,910          $117,427           $3,456,290      $ 51,069
 Foreign Stock Fund(1)                                            $   14,191          $14,191(2)         $   15,766      $ 15,766(2)
VALUE
 Mid Cap Value Fund                                               $   11,980(3)       $ 11,980(2)(3)            N/A           N/A
 Small Company Value
   Fund(4)(5)                                                     $   63,317(6)       $ 63,317(2)(7)     $   26,495(8)   $ 10,255(9)
RISK-MANAGED
 Risk-Managed Growth
   Fund(10)                                                       $   48,180(11)      $ 48,180(2)(11)           N/A           N/A
 Risk-Managed Core
   Fund(12)                                                       $   30,176(11)      $ 30,176(2)(11)           N/A           N/A
FIXED-INCOME
 Flexible Income Fund                                             $  571,309          $ 98,573           $  209,295      $ 64,947



 (1) Formerly named International Value Fund.


 (2) Fee waiver by Janus Capital exceeded the advisory fee.

 (3) December 31, 2002 (inception) to July 31, 2003.
 (4) Formerly named Small Cap Value Fund.
 (5) October 1, 2002 to July 31, 2003.
 (6) $38,522 of the Advisory Fees for Small Company Value Fund were paid to Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003, the remaining $24,795 were paid to Janus Capital for the period April 21, 2003 to July 31, 2003.
 (7) $38,177 of the Waivers were waived by Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003. The remaining $33,105 were waived by Janus Capital for the period April 21, 2003 to July 31, 2003.
 (8) These reflect the fees paid to Berger Financial Group LLC, the Fund's former adviser, for the period March 28, 2002 (inception) to September 30, 2002 (the Fund's former fiscal year end).

 (9) These waivers reflect the amount waived by Berger Financial Group LLC, the Fund's former adviser, for the period March 28, 2002 (inception) to September 30, 2002 (the Fund's former fiscal year end).

(10) Formerly named Risk-Managed Large Cap Growth Fund.


(11) January 2, 2003 (inception) to July 31, 2003.


(12) Formerly named Risk-Managed Large Cap Core Fund.



               Each Fund's Advisory Agreement is dated July 1, 2004 and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


SUBADVISERS

               Janus Capital has entered into subadvisory agreements ("Subadvisory Agreements") on behalf of Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund.

PERKINS, WOLF, MCDONNELL AND COMPANY, LLC


               Janus Capital has entered into a subadvisory agreement on behalf of Mid Cap Value Fund with Perkins, Wolf, McDonnell and Company, LLC, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois, 60604.



               Perkins: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions;

               (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.

               Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.


               Under the Subadvisory Agreement between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.



               Under the Subadvisory Agreement, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee Janus Capital receives from the Fund (calculated after any fee waivers and expense reimbursements).



               The Subadvisory Agreement with Perkins will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Subadvisory Agreement is subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement. Perkins may not terminate the Subadvisory Agreement without cause prior to May 1, 2005, and then only upon three years' notice.



               Janus Capital and Perkins have also entered into a Relationship Agreement, which sets forth a framework of mutual cooperation between the parties with respect to the developing, marketing and servicing of products. Among other things, Janus Capital agrees that it will not terminate or recommend to the Trustees that they terminate the Subadvisory Agreement with Perkins, except for cause, as long as the Relationship Agreement is in effect. Among other things, Perkins agrees to provide Janus Capital with exclusive rights to certain value investment products and limit its ability to terminate the Subadvisory Agreement without cause. Accordingly, both Janus Capital and Perkins have financial incentives to maintain the relationship between the parties.


BAY ISLE FINANCIAL LLC


               Bay Isle Financial LLC, 475 14th Street, Suite 550, Oakland, California 94612, serves as subadviser to Janus Adviser Small Company Value Fund. Bay Isle was the subadviser to the Fund's predecessor until the reorganization of the Berger Small Cap Value Fund II into the Fund. Bay Isle: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.


               Bay Isle has been in the investment advisory business since 1987. Bay Isle also serves as investment adviser or subadviser to mutual funds, institutional and individual separate accounts. Janus Capital indirectly owns 100% of the outstanding voting shares of Bay Isle.


               Under the Subadvisory Agreement between Janus Capital and Bay Isle, Bay Isle is responsible for day-to-day investment operations of Janus Adviser Small Company Value Fund. For the Fund, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Bay Isle shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.



               The Subadvisory Agreement will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Subadvisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


ENHANCED INVESTMENT TECHNOLOGIES, LLC


               Janus Capital has entered into a subadvisory agreement with Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, on behalf of Risk-Managed Growth Fund and Risk-Managed Core Fund.



               INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund and other institutional accounts. As of Septem-ber 30, 2004, Janus Capital indirectly owned approximately 77.5% of the outstanding voting shares of INTECH.



               Under the Subadvisory Agreement between Janus Capital and INTECH, INTECH is responsible for day-to-day investment operations of Risk-Managed Growth Fund and Risk-Managed Core Fund. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Funds; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Funds. The Subadvisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.



               The Subadvisory Agreement will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding shares of the Funds and in either case by vote of a majority of the Independent Trustees of the Funds. The Subadvisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

               Under each Subadvisory Agreement, the respective subadviser is compensated according to the following schedule:



          Fund                                          Subadviser   Annual Rate
          ----------------------------------------------------------------------
          Mid Cap Value Fund                             Perkins        0.32%(1)
          Small Company Value Fund(2)                    Bay Isle       0.74%
          Risk-Managed Growth Fund(3)                    INTECH         0.26%
          Risk-Managed Core Fund(4)                      INTECH         0.26%


               (1) Net of fee reimbursement.
               (2) Formerly named Small Cap Value Fund.
               (3) Formerly named Risk-Managed Large Cap Growth Fund.
               (4) Formerly named Risk-Managed Large Cap Core Fund.


               Janus Adviser Mid Cap Value Fund did not pay Perkins any subadvisory fees for the fiscal year ended July 31, 2004 because the fee waivers and expense reimbursements exceeded the management fee. The Risk-Managed Funds and Small Company Value Fund pay no fees directly to INTECH or Bay Isle, respectively. Janus Capital pays these subadvisory fees out of its advisory fees. [TO BE UPDATED BY AMENDMENT]


APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


               In approving the Funds' Advisory Agreements, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates and Lipper Analytical Services, Inc.. At each of those meetings, the Independent Trustees were advised by independent legal counsel.


               Among other things, the Trustees considered information about:


               - the investment objective and strategy of each Fund;



               - Janus Capital, its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading and administrative services to the Funds), and its resources and investment process;


               - the terms of each Advisory Agreement;


               - the scope and quality of the services that Janus Capital provides to the Funds;

               - the historical investment performance of each Fund and of comparable funds managed by other advisers over various periods and the efforts by Janus Capital to improve each Fund's performance;



               - the structure and rate of advisory fees payable to Janus
                 Capital by the Funds and by other funds and client accounts managed by Janus Capital, and payable to other advisers by comparable funds, and possible alternative fee structures;




               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;


               - the methodology used by Janus Capital in determining the compensation payable to portfolio managers and the competition for investment management talent;



               - Janus Capital's agreement to discontinue the use of the Funds'
                 portfolio brokerage transactions to obtain research through brokers from third parties;



               - changes in the level of assets in the Funds and of all assets managed by Janus Capital;



               - the competitive market for mutual funds in different
                 distribution channels;



               - the response of Janus Capital to various legal and regulatory proceedings; and



               - the profitability to Janus Capital and its affiliates of their relations with the Funds.



               The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio managers for each Fund, head of trading and chief compliance officer. They also engaged an independent consultant to analyze alternative compensation methodologies.

               Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interest of the Funds and their shareholders.


APPROVAL OF SUBADVISORY AGREEMENTS

               The subadvised Funds' Subadvisory Agreements were unanimously approved by the vote of the Trustees cast in person at a meeting held December 10, 2002. In preparation for their meeting, the Trustees requested and reviewed a wide variety of materials, including:

               - information regarding the subadvisers and their personnel and investment processes;

               - the terms of the Subadvisory Agreements;

               - the scope and quality of the services that the subadvisers provide to the Funds;

               - the historical investment performance of accounts managed by
                 Perkins, Bay Isle and INTECH;

               - the rate of fees paid to the subadvisers by Janus Capital and by other client accounts managed by the subadvisers;

               - the procedures followed by the subadvisers with respect to portfolio's brokerage and trade allocations; and


               - information regarding Janus Capital's acquisition of an
                 ownership stake in Perkins.


               In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreements and concluded that the compensation under the Subadvisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS


               Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.



               With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, Perkins and Bay Isle accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. The IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.


               Perkins, the subadviser for Mid Cap Value Fund, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Mid Cap Value Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.



               Bay Isle, the subadviser for Small Company Value Fund, may combine orders for multiple clients, including Small Company Value Fund. As a general matter, if an order is not completely filled, partial fills will be allocated pro rata in proportion to each client's original order. However, exceptions may be made in order to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received.

               INTECH, the subadviser for Risk-Managed Growth Fund and Risk-Managed Core Fund, generates regular daily trades for all of its clients, including Risk-Managed Growth Fund and Risk-Managed Core Fund, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer or his designee. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.


               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.



               Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.



               Janus Capital, INTECH, Bay Isle and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, Bay Isle and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material non-public information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at www.sec.gov.



               Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, Bay Isle and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, INTECH, Bay Isle and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Bay Isle, Janus Distributors and the Funds and certain other designated employees deemed to have access to current trading information are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.


               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, Bay Isle and Janus Distributors personnel may be required to forfeit their profits made from personal trading.


               Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, individuals are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds and to avoid serving their own personal interests ahead of the Funds and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES


               Each Fund's Board of Trustees has delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures.



               Effective August 31, 2004, each Fund's proxy voting record for the one-year period ending each June 30th will be available, free of charge, through janus.com and from the SEC through the SEC website at www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds


               Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).


               PROXY VOTING PROCEDURES


               Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Office of the Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines, however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



               The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Office of the Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.

               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

               BOARD OF DIRECTORS ISSUES

               Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.


               AUDITOR ISSUES

               Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.


               EXECUTIVE COMPENSATION ISSUES

               Janus Capital reviews executive compensation plans on a case-by-case basis. However, Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


               GENERAL CORPORATE ISSUES

               Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate take-overs. Janus Capital will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


               SHAREHOLDER PROPOSALS

               If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Otherwise, Janus Capital will generally oppose the shareholder proposal.



Perkins, Wolf, McDonnell and Company LLC

Proxy Voting Summary for Mutual Funds


               Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship, (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).


               PROXY VOTING PROCEDURES


               Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins portfolio managers vote proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on all major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

               The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.




               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

               BOARD OF DIRECTORS ISSUES

               Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.


               AUDITOR ISSUES

               Perkins will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

               EXECUTIVE COMPENSATION ISSUES

               Perkins reviews executive compensation plans on a case-by-case basis. However, Perkins will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).


               GENERAL CORPORATE ISSUES

               Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will review anti-takeover measures on a case-by-case basis. Perkins will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


               SHAREHOLDER PROPOSALS

               If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Otherwise, Perkins will generally oppose the shareholder proposal.



Bay Isle Financial LLC

Proxy Voting Procedures




               The following represents the procedures for Bay Isle with respect to the voting of proxies on behalf of all mutual funds advised by Bay Isle, for which Bay Isle has voting responsibility and the keeping of records relating to proxy voting.



               GENERAL POLICY. Bay Isle votes proxies in the best interest of its clients. Bay Isle will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).





               PROXY VOTING COMMITTEE. The Bay Isle Investment Committee (the "Committee") develops Bay Isle's positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is chaired by the Chief Investment Officer
               (CIO). In creating proxy-voting recommendations, the Committee may analyze proxy proposals from the prior year and evaluate whether those proposals would adversely affect shareholders' interests.


               DELEGATION OF PROXY VOTING ADMINISTRATION. Bay Isle has engaged the services of the Investment Accounting Operations Group of Janus Capital to provide the administration for its proxy voting.


               VOTING AND USE OF PROXY VOTING SERVICE. Bay Isle has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Bay Isle upon request.

               To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. The Proxy Administrator is responsible for maintaining this documentation. The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Bay Isle input. The Portfolio Administrator solicits feedback from the CIO or the Committee as required. Bay Isle also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

               PROCEDURES FOR PROXY ISSUES OUTSIDE THE GUIDELINES. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the CIO regarding how the shares will be voted. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the Committee will document how the proxy should be voted and the rationale for such recommendation. If any member of the Committee has had any contact with persons outside of Bay Isle (excluding routine communications with proxy solicitors) regarding the proxy issue, the member will disclose that contact to the Committee. The Committee will then review the voting recommendation. If the Committee believes a conflict exists and that the member's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Bay Isle Chief Investment Officer to determine how to vote.

               CONFLICTS OF INTEREST. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. A conflict of interest may exist, for example, if Bay Isle has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any Committee member with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest will be referred by the Proxy Administrator to the Committee for resolution. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined.


REPORTING AND RECORD RETENTION


               Upon request, on an annual basis, Bay Isle will provide its non-mutual fund clients with the proxy voting record for that client's account.


               Bay Isle will retain records of votes cast on behalf of funds subadvised by Bay Isle and all documents prepared by Bay Isle regarding votes cast in contradiction to the Bay Isle guidelines. In addition, any document prepared by Bay Isle that is material to a proxy voting decision such as the Bay Isle Proxy Voting

               Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation will be retained for a minimum of 6 years.

GENERAL GUIDELINES

               As a general rule, Bay Isle votes proxies under ISS guidelines, unless there are compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. However, Bay Isle recognizes that certain proposals in the area of corporate governance, anti-takeover measures, capitalization changes and compensation programs may not be "investor friendly" and therefore provide reasons for voting against management.

               As a general matter, Bay isle maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, Bay Isle recognizes that there are gradations in certain types of proposals (e.g., "poison pill" proposals or the potential dilution caused by the issuance of new stock), which may result in different voting positions being taken with respect to different proxy statements. In addition, Bay Isle generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, Bay Isle reviews proxy issues on a case-by-case basis as appropriate. Pursuant to such review, Bay Isle has adopted the following guidelines to provide a framework within which the proxies are voted.

               GUIDELINES
               1. Voting rights shall be exercised on all decisions that have a material effect on the value of the security.

               2. Voting rights shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and longer-term consequences.

               3. Voting rights shall be exercised to give the greatest benefit to the shareholder. This includes considering the shareholder's existing rights and ability to participate in corporate decisions and the accountability of management.

               4. In exercising voting rights, there shall be no undue prejudice in favor of management. The Chief Investment Officer (CIO) will vote all routine matters and will forward all nonroutine matters to the Investment Committee to determine how the proxy will be voted. If the CIO is not available, the proxy will be forwarded to the investment analyst who follows the company that has issued the proxy. The CIO, based upon the attached Guidelines for Differentiating Routine and Nonroutine Matters, shall make the determination as to whether a matter to be voted on is routine or nonroutine.

               ADHERENCE TO GUIDELINES
               It shall be the responsibility of the Portfolio Manager to determine how all-nonroutine proxies, for which Bay Isle has voting responsibility, shall be voted. In the CIO's absence, the appropriate investment analyst shall make such determination. In so doing, the guidelines set forth herein shall govern. Bay Isle may, at its discretion, adopt proxy voting standards that relate to specific nonroutine proposals that occur in proxy voting on a recurring basis and which are consistent with these guidelines. It is recognized that there may be occasions when, due to special circumstances, there may be exceptions to the guidelines and, consequently, the guidelines shall be applied with a measure of flexibility.

               RECORD KEEPING
               It shall be the responsibility of the CIO to see that records are maintained as to how Bay Isle voted each proposal on each proxy for which Bay Isle was responsible for voting the proxy. This shall include documentation as to the reason for so voting on nonroutine matters if such documentation is deemed necessary. This information shall be made available to Bay Isle's client upon their request.

GUIDELINES FOR DIFFERENTIATING
ROUTINE AND NONROUTINE MATTERS


               The following guidelines shall be used to assist in determining whether a matter to be voted on is routine or nonroutine under Bay Isle's Proxy Voting Policies and Procedures. This guidance is applicable in cases where we exercise discretion to vote proxies. Of course, our clients may reserve the discretion to vote their own proxies or otherwise provide special written guidelines, which should then be followed notwithstanding the following:


ROUTINE MATTERS

               In general, routine matters should be regarded as those which repeatedly arise in the ordinary course of business for periodic review, approval and/or election and which are not otherwise characterized as nonroutine as noted below. Such matters include, without limitation, uncontested elections and the approval of auditors.

NONROUTINE MATTERS

               Nonroutine matters include those which may materially affect shareholder value or are otherwise unusual in nature, including without limitation restructurings, mergers, acquisitions, takeover attempts, anti-takeover defenses, recapitalization, dilutive actions or matters of social responsibility. Below is a list of issues that require special attention:

               CORPORATE GOVERNANCE
               Classified boards

               Removal of directors for cause or by a super majority vote

               Cumulative voting

               Unequal voting rights proposals (superstock)

               Supermajority proposals

               Actions to limit or abolish shareholder rights to act independently

               Proposals to vote unmarked proxies in favor of management

               Preemptive rights

               Change the state of incorporation

               Proposals to increase the company's authorized shares

               Shareholder proposals

               TAKEOVER DEFENSE AND RELATED ACTIONS
               Proposals involving tender offers or mergers

               Fair price provisions

               Proposals to introduce or eliminate greenmail provisions

               Proposals to reevaluate in-place "shark-repellents"

               Shareholder rights plans (poison pills)

               COMPENSATION PLANS
               Stock option plans and/or stock appreciation right plans

               Extension of stock option grants to outside directors

               Incentive plans effective in the event of hostile takeovers or mergers (golden and tin parachutes)

               Proposals creating an unusually favorable compensation structure in advance of sale of the company

               Executive severance agreements

               The CIO shall vote all such matters or shall assign an investment analyst to vote on behalf of Bay Isle.


Enhanced Investment Technologies, LLC

Proxy Voting Procedures

               The following represents the procedures for INTECH with respect to the voting of proxies on behalf of all mutual funds advised by INTECH, for which INTECH has responsibility for voting proxies and the keeping of records relating to proxy voting.

               GENERAL POLICY. INTECH takes seriously its responsibilities in the voting of proxies for those clients who have delegated the voting responsibility to INTECH. However, in INTECH's investment process, buy and sell decisions are determined solely by a mathematical formula that selects optimal holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services ("ISS"), an independent Proxy Voting Service, to vote all proxies on behalf of client accounts in accordance with its recommendations (the "ISS Recommendations").



               DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Investment Accounting Operations Group of Janus Capital to provide the administration for its proxy voting.


               JANUS INVESTMENT ACCOUNTING OPERATIONS GROUP. The Janus Investment Accounting Operations Group works with the proxy voting service and is responsible to INTECH for ensuring that all proxies are voted consistent with the ISS Recommendations.


               VOTING AND USE OF PROXY VOTING SERVICE. ISS assists in the voting of proxies for INTECH's clients, including Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. ISS is responsible for coordinating with the mutual funds' custodians to ensure that all proxy materials received by the custodians relating to securities held by the mutual funds are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the ISS Recommendations.

               CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:


               - ISS shall vote all proxies on INTECH's behalf in accordance with the ISS Recommendations. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.



               - The Janus Investment Accounting Operations Group is not
                 authorized to override any ISS Recommendation.



               - Without limiting the foregoing, the Janus Investment Accounting
                 Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.


               - Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Operating Officer.


               - All mutual funds are prohibited from investing in securities of
                 Janus Capital or securities of its publicly-traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of the mutual funds which includes, among other things, affiliates of the mutual funds. The trading system is designed to prohibit transactions in all securities on the Restricted List.



               In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Operating Officer to determine whether a material conflict exists. To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS Recommendations.



               REPORTING AND RECORD RETENTION. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and the ISS Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

               REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

               Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of each Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services.

               For the fiscal years or period ended July 31, the total amounts paid by Class I Shares of the Funds to Janus Services (substantially all of which Janus Services paid out to service providers) are summarized below. [TO BE UPDATED BY AMENDMENT]



                                              Administrative   Administrative   Administrative
                                                 Services         Services         Services
                                                   Fees             Fees             Fees
Fund Name                                     July 31, 2004    July 31, 2003    July 31, 2002
----------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                   $                $  821,440       $  807,745
  Capital Appreciation Fund                     $                $1,909,052       $1,280,676
  Mid Cap Growth Fund                           $                $  584,918       $  735,810
  Growth and Income Fund                        $                $  609,197       $  388,954
  Core Equity Fund                              $                $   63,875       $   32,173
  Balanced Fund                                 $                $2,040,343       $1,706,398
INTERNATIONAL & GLOBAL
  Worldwide Fund                                $                $2,676,302       $2,681,964
  International Growth Fund                     $                $1,219,527       $1,329,342
  Foreign Stock Fund(1)                         $                $    5,395       $    6,064
VALUE
  Mid Cap Value Fund                            $                $    4,155(2)           N/A
  Small Company Value Fund(3)(4)                $                $    8,257              N/A
RISK-MANAGED
  Risk-Managed Growth Fund(5)                   $                $   12,933(6)           N/A
  Risk-Managed Core Fund(7)                     $                $    6,059(6)           N/A
FIXED-INCOME
  Flexible Income Fund                          $                $  198,148       $   80,498



(1) Formerly named International Value Fund.

(2) December 31, 2002 (inception) to July 31, 2003.
(3) Formerly named Small Cap Value Fund.
(4) Prior to the reorganization, Small Company Value Fund was party to an administrative services agreement with Berger Financial. Berger Financial provided administrative services to the Fund at no cost.

(5) Formerly named Risk-Managed Large Cap Growth Fund.

(6) January 2, 2003 (inception) to July 31, 2003.
(7) Formerly named Risk-Managed Large Cap Core Fund.


               Janus Services is not compensated for its services related to Class C Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking or omnibus account fees which certain intermediaries charge with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation (NSCC) or similar systems.

               The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Fund except Flexible Income Fund and $3.98 per shareholder account for Flexible Income Fund for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurred in mailing Fund shareholder transaction confirmations. In addition, the Funds use the DST sharelot system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of $0.40 per account. This fee is only charged to those Funds with redemption fees or contingent deferred sales charges. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged
               32.3 million shares of its holdings in DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.


               The Trustees have authorized the Funds to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Fund under its waiver agreement, and such Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."


               Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at net asset value per share of the relevant Class.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


               Janus Capital places all portfolio transactions of the Funds, except for the Risk-Managed Funds. With respect to Mid Cap Value Fund, Janus Capital places portfolio transactions solely upon Perkins' direction. With respect to the Risk-Managed Funds, INTECH places portfolio transactions using its proprietary trade system software. With respect to Small Company Value Fund, Janus Capital may delegate placement of brokerage to Bay Isle.



               Janus Capital, Perkins and Bay Isle have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital, Perkins and Bay Isle may be permitted to pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.



               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for funds subadvised by Perkins or Bay Isle, Janus Capital acts on behalf of and in consultation with Perkins and Bay Isle. Those factors include, but are not limited to: Janus Capital's, Perkins' and Bay Isle's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins and Bay
               Isle) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins and Bay Isle, as applicable. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital or Perkins and Bay Isle, as applicable, in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's, Perkins' and Bay Isle's own research efforts. Much of the research provided to Janus Capital, Perkins and Bay Isle by broker-dealers would otherwise be available to Janus Capital, Perkins and Bay Isle for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital, Perkins and Bay Isle by or through broker-dealers. For example,

               Janus Capital, Perkins and Bay Isle have arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third party research reports relating to specific industry fundamentals and trends, third party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital, Perkins and Bay Isle receive research from broker-dealers, Janus Capital, Perkins and Bay Isle may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital, Perkins and Bay Isle have decided to discontinue their use of brokerage commissions to pay for third party research services. Janus Capital, Perkins and Bay Isle are currently in the process of winding down those arrangements and using up excess credits that were realized in 2003.



               For the fiscal year or period ended July 31, 2004, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below. [TO BE UPDATED BY AMENDMENT]



Fund Name                                                    Commissions    Transactions
----------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                                 $             $
  Capital Appreciation Fund                                   $             $
  Mid Cap Growth Fund                                         $             $
  Growth and Income Fund                                      $             $
  Core Equity Fund                                            $             $
  Balanced Fund                                               $             $
INTERNATIONAL & GLOBAL
  Worldwide Fund                                              $             $
  International Growth Fund                                   $             $
  Foreign Stock Fund(1)                                       $             $
VALUE
  Mid Cap Value Fund                                          $             $
  Small Company Value Fund(2)                                 $             $



(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.

Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.

               If Janus Capital, Perkins or Bay Isle determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital, Perkins or Bay Isle may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital, Perkins or Bay Isle determines will assist it in the investment decision-making or trading process may be paid for in brokerage commission dollars. Janus Capital, Perkins and Bay Isle receive a benefit from research they receive from brokers; for this reason, Janus Capital, Perkins and Bay Isle have an incentive to place trades with brokers who provide research products or services.


               Janus Capital, Perkins and Bay Isle do not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital, Perkins and Bay Isle do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital, Perkins or Bay Isle and such research may not necessarily be used by Janus Capital, Perkins or Bay Isle in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income clients that normally do not pay brokerage commissions. Perkins and Bay Isle may make their own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' and Bay Isle's clients, including Mid Cap Value Fund and Small Company Value Fund, respectively.



               Janus Capital, Perkins and Bay Isle may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital or the subadviser directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital or the subadviser directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or the subadviser directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's and the subadvisers' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and the subadvisers have an incentive to continue to engage in such transactions; however, Janus Capital and the subadvisers only intend to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.


               INTECH does not consider research services in selecting brokers. For the Risk-Managed Funds, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.


               Janus Capital may consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing Fund business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.

               The Funds' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms that provide comparable best execution.

               The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal year or period ending on July 31 of each year shown. [TO BE UPDATED BY AMENDMENT]



Fund Name                                              2004          2003          2002
------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                       $             $  407,798    $  428,892
  Capital Appreciation Fund                         $             $  930,751    $  760,881
  Mid Cap Growth Fund                               $             $  557,244    $  557,244
  Growth and Income Fund                            $             $  277,668    $  333,157
  Core Equity Fund                                  $             $   71,702    $   37,773
  Balanced Fund                                     $             $  868,540    $  778,849
INTERNATIONAL & GLOBAL
  Worldwide Fund                                    $             $3,088,747    $2,462,143
  International Growth Fund                         $             $1,754,406    $1,491,956
  Foreign Stock Fund(1)                             $             $    5,943    $    6,705
VALUE
  Mid Cap Value Fund                                $             $   15,297(2)        N/A
  Small Company Value Fund(3)                       $             $    6,340           N/A
RISK-MANAGED
  Risk-Managed Growth Fund(4)                       $             $   24,273(5)        N/A
  Risk-Managed Core Fund(6)                         $             $    8,906(5)        N/A
FIXED-INCOME
  Flexible Income Fund                              $             $      558    $      762



(1) Formerly named International Value Fund.

(2) December 31, 2002 (inception) to July 31, 2003.
(3) Formerly named Small Cap Value Fund.
(4) Formerly named Risk-Managed Large Cap Growth Fund.
(5) January 2, 2003 (inception) to July 31, 2003.
(6) Formerly named Risk-Managed Large Cap Core Fund.

               Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows: [TO BE UPDATED BY AMENDMENT]



                                 Commissions Paid
                               through DSTS for the
                                   Period Ended        Reduction of    % of Total      % of Total
Fund Name                         July 31, 2004         Expenses*      Commissions    Transactions
--------------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                        $                   $                    %               %
  Capital Appreciation Fund          $                   $                    %               %
  Mid Cap Growth Fund                $                   $                    %               %
  Growth and Income Fund             $                   $                    %               %
  Core Equity Fund                   $                   $                    %               %
  Balanced Fund                      $                   $                    %               %
INTERNATIONAL & GLOBAL
  Worldwide Fund                     $                   $                    %               %
  International Growth Fund          $                   $                    %               %
  Foreign Stock Fund(1)              $                   $                    %               %
VALUE
  Mid Cap Value Fund                 $                   $                    %               %
  Small Company Value
    Fund(2)                          $                   $                    %               %


 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.

Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.

                                   Commission Paid                         Commission Paid
                                through DSTS for the      Reduction     through DSTS for the      Reduction
                                    Period Ended             of             Period Ended             of
Fund Name                           July 31, 2003         Expenses*        July 31, 2002*         Expenses*
-----------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                          $ 4,021             $ 3,017             $   760             $  570
  Capital Appreciation Fund            $11,750             $ 8,815                  --                 --
  Mid Cap Growth Fund                  $ 8,292             $ 6,221             $10,038             $7,531
  Growth and Income Fund               $ 3,164             $ 2,374             $    35             $   26
  Core Equity Fund                     $ 1,382             $ 1,037             $    25             $   19
  Balanced Fund                        $16,760             $12,573             $ 1,359             $1,019
INTERNATIONAL & GLOBAL
  Worldwide Fund                       $10,752             $ 8,066             $ 5,868             $4,402
  Foreign Stock Fund(1)                $    74             $    56                  --                 --
VALUE
  Small Company Value
    Fund(2)                            $   287             $   216                  --                 --


 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.

Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.

               The Funds may also place trades with E*Trade Securities LLC ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Until July 17, 2002, Janus Capital owned, in the aggregate, more than 5% of the outstanding securities of E*Trade Group on behalf of various client accounts, including the Funds. By virtue of such ownership, E*Trade Group was considered an affiliate of Janus Capital for 1940 Act purposes during the period that Janus Capital owned more than 5% of the outstanding securities of E*Trade Group. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Funds, E*Trade was considered an affiliated broker of the Funds. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Fund to E*Trade for the fiscal year ended July 31, 2002. The Funds did not execute any transactions through E*Trade during their fiscal year ended July 31, 2001. Funds not listed below did not pay any commissions to E*Trade during the relevant period. Information is not shown for the fiscal years ended July 31, 2003 and 2004 because E*Trade was not considered an "affiliate" of the Funds during those periods.



                                                                Commissions paid through
                                                                 E*Trade for the period
Fund Name                                                         ended July 31, 2002
-----------------------------------------------------------------------------------------
Growth Fund                                                              $   69
Worldwide Fund                                                           $4,844
International Growth Fund                                                $3,677



               As of July 31, 2004, certain Funds owned securities of their regular broker-dealers (or parents), as shown below: [TO BE UPDATED BY AMENDMENT]



                                                                                Value of
                                     Name of                                   Securities
Fund Name                            Broker-Dealer                               Owned
-------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees, Advisory Board members and officers of the Trust, together with a brief description of their principal occupations during the last five years.


               Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital:
               Janus Investment Fund and Janus Aspen Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 61 series or funds.


               The Trustees established an Advisory Board to provide the Trustees with advice regarding Janus Adviser Small Company Value Fund and certain other Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and will serve for an initial term of two years, through April 21, 2005.

               The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Aspen Series and Janus Adviser.

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen        Chairman     3/04-Present     Private Investor.              61               Director, Red
 151 Detroit Street                                                                                    Robin Gourmet
 Denver, CO 80206        Trustee      4/00-Present                                                     Burgers, Inc.
 Age 60
----------------------------------------------------------------------------------------------------------------------
 William F. McCalpin     Trustee      6/02-Present     Executive Vice President and   59               Founding
 151 Detroit Street                                    Chief Operating Officer of                      Director and
 Denver, CO 80206                                      The Rockefeller Brothers Fund                   Board Chair,
 Age 46                                                (a private family                               Solar
                                                       foundation).                                    Development
                                                                                                       Foundation;
                                                                                                       Trustee and
                                                                                                       Vice President,
                                                                                                       Asian Cultural
                                                                                                       Council.
----------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.   Trustee      6/02-Present     President and Chief Executive  59               Chairman of the
 151 Detroit Street                                    Officer of The Field Museum                     Board and
 Denver, CO 80206                                      of Natural History.                             Director,
 Age 65                                                                                                Divergence LLC;
                                                                                                       Director of
                                                                                                       A.M. Castle &
                                                                                                       Co., and W.W.
                                                                                                       Grainger, Inc.;
                                                                                                       Trustee of
                                                                                                       Harris Insight
                                                                                                       Funds Trust (19
                                                                                                       portfolios),
                                                                                                       WTTW (Chicago
                                                                                                       public
                                                                                                       television
                                                                                                       station), the
                                                                                                       University of
                                                                                                       Chicago and
                                                                                                       Chicago Public
                                                                                                       Education Fund.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------------------
 James T. Rothe          Trustee      4/00-Present     Professor of Business,         61               Director,
 151 Detroit Street                                    University of Colorado,                         Optika, Inc.
 Denver, CO 80206                                      Colorado Springs, CO (since
 Age 60                                                1986). Formerly,
                                                       Distinguished Visiting
                                                       Professor of Business
                                                       (2001-2002), Thunderbird
                                                       (American Graduate School of
                                                       International Management),
                                                       Phoenix, AZ; and Principal
                                                       (1988-1999) of Phillips-Smith
                                                       Retail Group, Addison, TX (a
                                                       venture capital firm).
----------------------------------------------------------------------------------------------------------------------
 William D. Stewart      Trustee      4/00-Present     Corporate Vice President and   59               N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 Age 59                                                Boulder, CO (a manufacturer
                                                       of vacuum fittings and
                                                       valves).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger     Trustee      4/00-Present     Consultant.                    59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 65
----------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*       Trustee      4/00-Present     Formerly, President            61               N/A
 151 Detroit Street;                                   (1978-2002) and Chief
 Denver, CO 80206                                      Executive Officer (1994-
 Age 66                                                2002) of Janus Capital or
                                                       Janus Capital Corporation;
                                                       President and Director (1994-
                                                       2002) of the Janus
                                                       Foundation; Chairman and
                                                       Director (1978-2002) of Janus
                                                       Capital Corporation; and
                                                       Director (1997-2001) of Janus
                                                       Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------


* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

--------------------------------------------------------------------------------------------------------------------
                                                   ADVISORY BOARD
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
 NAME, AGE AS OF      POSITIONS                                                     IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003    HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          FUND         SERVED           THE PAST FIVE YEARS             ADVISORY BOARD   HELD
--------------------------------------------------------------------------------------------------------------------
 ADVISORY BOARD MEMBERS
--------------------------------------------------------------------------------------------------------------------
 Katherine A.         Advisory     4/03-present     General Partner/Managing        13               N/A
 Cattanach            Board                         Principal (since September
 151 Detroit Street   Chairperson                   1987), INVESCO Private Equity
 Denver, CO 80206                                   (formerly Sovereign Financial
 Age: 58                                            Services, Inc.) (financial
                                                    consulting and management
                                                    firm). Formerly, Vice Chair of
                                                    the Berger Funds (1994-2002).
--------------------------------------------------------------------------------------------------------------------
 Harry T. Lewis, Jr.  Advisory     4/03-present     Lewis Investments (since June   13               Director, J.D.
 151 Detroit Street   Board                         1988) (self- employed private                    Edwards & Co.
 Denver, CO 80206     Member                        investor). Formerly,                             (1995 to March
 Age: 70                                            Trustee/Director of the Berger                   2002).
                                                    Funds (1987-2002).                               Director,
                                                                                                     National Fuel
                                                                                                     Corporation
                                                                                                     (oil & gas
                                                                                                     production);
                                                                                                     Advisory
                                                                                                     Director,
                                                                                                     Otologics, LLC,
                                                                                                     (implantable
                                                                                                     hearing aid)
                                                                                                     (since 1999);
                                                                                                     Member of
                                                                                                     Community
                                                                                                     Advisory Board,
                                                                                                     Wells Fargo
                                                                                                     Bank-Denver.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                   ADVISORY BOARD
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
 NAME, AGE AS OF      POSITIONS                                                     IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003    HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          FUND         SERVED           THE PAST FIVE YEARS             ADVISORY BOARD   HELD
--------------------------------------------------------------------------------------------------------------------
 Michael Owen         Advisory     4/03-Present     Dean of the College of          13               N/A
 151 Detroit Street   Board                         Business of Sciences at Zayed
 Denver, CO 80206     Member                        University (since September
 Age: 66                                            2000). Formerly self-employed
                                                    as a financial and management
                                                    consultant, and in real estate
                                                    development (from June 1999 to
                                                    September 2000). Dean (from
                                                    1993 to June 1999), of the
                                                    College of Business, Montana
                                                    State University. Formerly,
                                                    Chairman of the Board of the
                                                    Berger Funds (1968-2002).
--------------------------------------------------------------------------------------------------------------------
 Albert C. Yates      Advisory     4/03-Present     President Emeritus and          13               Member, Board
 151 Detroit Street   Board                         Professor of Chemistry,                          of Directors,
 Denver, CO 80206     Member                        Colorado State University.                       Adolph Coors
 Age: 62                                            Formerly, Trustee/Director of                    Company
                                                    the Berger Funds (2000-2002).                    (brewing
                                                                                                     company) (since
                                                                                                     1998); Member,
                                                                                                     Board of
                                                                                                     Directors,
                                                                                                     Dominion
                                                                                                     Industrial
                                                                                                     Capital Bank
                                                                                                     (1999 to 2000);
                                                                                                     Member, Board
                                                                                                     of Directors,
                                                                                                     Centennial Bank
                                                                                                     of the West
                                                                                                     (since 2001).
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Jonathan D. Coleman   Executive Vice          2/02-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 32                Janus Adviser Mid Cap                  (1994-1997 and 2000-2002) for Janus
                       Growth Fund                            Capital Corporation.
--------------------------------------------------------------------------------------------------
 Brent A. Lynn         Executive Vice          1/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Co- Portfolio Manager for other
 Denver, CO 80206      Portfolio Manager                      Janus accounts. Formerly, Analyst
 Age 39                Janus Adviser                          (1991-2001) for Janus Capital
                       International Growth                   Corporation.
                       Fund
--------------------------------------------------------------------------------------------------
 Karen L. Reidy        Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 36                Janus Adviser Balanced                 (1995-1999) for Janus Capital
                       Fund and                               Corporation.
                       Janus Adviser Core
                       Equity Fund
--------------------------------------------------------------------------------------------------
 Blaine P. Rollins     Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 36                Janus Adviser Growth
                       Fund
--------------------------------------------------------------------------------------------------
 Scott W. Schoelzel    Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 45                Janus Adviser Capital
                       Appreciation Fund
--------------------------------------------------------------------------------------------------
 Minyoung Sohn         Executive Vice          1/04-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 28                Janus Adviser Growth                   (1998-2003) for Janus Capital
                       and Income Fund                        Corporation.
--------------------------------------------------------------------------------------------------
 Ronald V. Speaker     Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 39                Janus Adviser Flexible
                       Income Fund
--------------------------------------------------------------------------------------------------
 Jason P. Yee          Executive Vice          3/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Portfolio
 Age 34                Janus Adviser                          Manager and Managing Director
                       Worldwide Fund and                     (1996-2000) for Bee & Associates and
                       Janus Adviser Foreign                  Analyst (2000- 2001) for Janus
                       Stock Fund                             Capital Corporation.
--------------------------------------------------------------------------------------------------




* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Anita E. Falicia      Vice President,         10/02-Present  Vice President of Investment
 151 Detroit Street    Treasurer and                          Accounting of Janus Capital.
 Denver, CO 80206      Principal Accounting                   Formerly, Assistant Vice President
 Age 35                Officer                                (2000-2002) of Investment Accounting
                                                              of Janus Capital or Janus Capital
                       Chief Financial         10/02-11/03    Corporation; Director (1999-2000) of
                       Officer                                Investment Accounting of Janus
                                                              Capital Corporation; and Director
                                                              (1997-1999) of Fund Accounting of
                                                              Janus Capital Corporation.
--------------------------------------------------------------------------------------------------
 Bonnie M. Howe        Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital, Janus
 Denver, CO 80206                                             Distributors LLC and Janus Services
 Age 38                                                       LLC. Formerly, Assistant Vice
                                                              President (1997-1999) and Associate
                                                              Counsel (1995-1999) for Janus
                                                              Capital Corporation and Assistant
                                                              Vice President (1998-2000) for Janus
                                                              Service Corporation.
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   General Counsel         4/04-Present   Vice President of Domestic Funds and
 151 Detroit Street                                           General Counsel of Janus Capital;
 Denver, CO 80206      Vice President and      4/00-Present   Vice President and Assistant General
 Age 38                Secretary                              Counsel of Janus Distributors LLC
                                                              and Janus Services LLC. Formerly,
                                                              Assistant General Counsel of Janus
                                                              Capital (1999-2004); Assistant Vice
                                                              President (1997-1999) of Janus
                                                              Capital Corporation; Chief
                                                              Compliance Officer, Director and
                                                              President (1997-1999) of Janus
                                                              Distributors, Inc.; and Assistant
                                                              Vice President (1998-2000) of Janus
                                                              Service Corporation.
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Vice President and Chief Compliance
 151 Detroit Street    Chief Compliance                       Officer of Janus Capital, Janus
 Denver, CO 80206      Officer                                Distributors LLC and Janus Services
 Age 46                                                       LLC. Formerly, Assistant Vice
                                                              President of Janus Services LLC
                                                              (2002-2004); Senior Vice President
                                                              and Director (1985-2000) of Mutual
                                                              Fund Compliance for Van Kampen
                                                              Funds.
--------------------------------------------------------------------------------------------------




* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Girard C. Miller      President and Chief     11/03-Present  Executive Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital
 Denver, CO 80206                                             Group Inc. and Janus Capital;
 Age 52                                                       President of Janus Distributors LLC
                                                              and Janus Capital International LLC;
                                                              Executive Vice President of Janus
                                                              Services LLC; President and Director
                                                              of Janus Management Holdings
                                                              Corporation; Chief Operating Officer
                                                              and President of Capital Group
                                                              Partners, Inc.; and Director of
                                                              Janus World Funds and Janus Capital
                                                              Trust Manager Limited. Formerly,
                                                              President and Chief Executive
                                                              Officer of ICMA Retirement
                                                              Corporation (1993-2003).
--------------------------------------------------------------------------------------------------




* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Loren M. Starr        Vice President and      11/03-Present  Senior Vice President and Chief
 151 Detroit Street    Chief Financial                        Financial Officer of Janus Capital
 Denver, CO 80206      Officer                                and Janus Capital Group Inc.; Vice
 Age 42                                                       President and Chief Financial
                       President and Chief     09/02-11/03    Officer of Janus Services LLC, Janus
                       Executive Officer                      Distributors LLC, Janus Management
                                                              Holdings Corporation and Janus
                                                              Institutional Services LLC; Vice
                                                              President, Treasurer, Chief
                                                              Financial Officer and Director of
                                                              Janus International Limited;
                                                              Director of Janus Holdings
                                                              Corporation and Janus International
                                                              Holdings LLC; and Board member of
                                                              Janus Global Funds SPC. Formerly,
                                                              Director of Janus Capital Trust
                                                              Manager Limited (2001-2004), Janus
                                                              World Principal Protected Funds
                                                              (2002-2004), Janus International
                                                              (Asia) Limited (2002-2004) and Janus
                                                              World Funds (2001-2004); Vice
                                                              President and Chief Financial
                                                              Officer of Janus Capital
                                                              International LLC (2002-2003);
                                                              Interim Director of Janus Capital
                                                              (2002-2003); Vice President of
                                                              Finance, Treasurer, Chief Financial
                                                              Officer (2001-2002) and Director
                                                              (2002) for Janus International
                                                              Holding, Inc.; and Managing
                                                              Director, Treasurer and Head of
                                                              Corporate Finance and Reporting
                                                              (1998-2001) for Putnam Investments.
--------------------------------------------------------------------------------------------------
 Heidi J. Walter       Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital and Janus
 Denver, CO 80206                                             Services LLC. Formerly, Vice
 Age 36                                                       President and Senior Legal Counsel
                                                              (1995-1999) for Stein Roe & Farnham,
                                                              Inc.
--------------------------------------------------------------------------------------------------




* Officers are elected annually by the Trustees for a one-year term.

               The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            MEETINGS HELD
                                          MEMBERS                           DURING LAST
              FUNCTIONS                   (INDEPENDENT TRUSTEES)            FISCAL YEAR
------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial       John W. McCarter, Jr. (Chairman)
 COMMITTEE    reporting process, the      Dennis B. Mullen
              system of internal control  William D. Stewart
              over financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings and the audit
              process. The Committee's
              review of the audit
              process includes, among
              other things, the
              appointment, compensation
              and oversight of the
              auditors and pre-approval
              of all audit and non-
              audit services.
------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes           James T. Rothe (Chairman)
 COMMITTEE    recommendations regarding   William F. McCalpin
              matters related to the      Dennis B. Mullen
              Trusts' use of brokerage
              commissions and placement
              of portfolio transactions.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            MEETINGS HELD
                                          MEMBERS                           DURING LAST
              FUNCTIONS                   (INDEPENDENT TRUSTEES)            FISCAL YEAR
------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with    William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted  William D. Stewart
 COMMITTEE    by the Trusts, reviews      Martin H. Waldinger
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the
              Trusts' Proxy Voting
              Guidelines and the
              administration of the
              Trusts' Code of Ethics.
------------------------------------------------------------------------------------------
 MONEY        Reviews various matters     Martin H. Waldinger (Chairman)
 MARKET       related to the operations   William F. McCalpin
 COMMITTEE    of the Janus Money Market   James T. Rothe
              Funds, including
              compliance with their
              Money Market Fund
              Procedures.
------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends   Dennis B. Mullen (Chairman)
 AND          individuals for election    John W. McCarter, Jr.
 GOVERNANCE   as Trustee, consults with   William D. Stewart
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the
              administration of, and
              ensures the compliance
              with, the Trusts'
              Governance Procedures and
              Guidelines adopted by the
              Trustees.
------------------------------------------------------------------------------------------
 PRICING      Determines the fair value   William D. Stewart (Chairman)
 COMMITTEE    of restricted securities    James T. Rothe
              and other securities for    Martin H. Waldinger
              which market quotations
              are not readily available,
              or which are deemed not to
              be reliable, pursuant to
              procedures adopted by the
              Trustees.
------------------------------------------------------------------------------------------

               The table below gives the dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2003. As of December 31, 2003, none of the Trustees owned Shares of the Funds described in this SAI. [TO BE UPDATED BY AMENDMENT]




------------------------------------------------------------------------------------
                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE          JANUS FUNDS
------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------
 Dennis B. Mullen
------------------------------------------------------------------------------------
 William F. McCalpin
------------------------------------------------------------------------------------
 John W. McCarter, Jr.
------------------------------------------------------------------------------------
 James T. Rothe
------------------------------------------------------------------------------------
 William D. Stewart
------------------------------------------------------------------------------------
 Martin H. Waldinger
------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------
 Thomas H. Bailey
------------------------------------------------------------------------------------

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives pension or retirement benefits from the Funds or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                                Aggregate Compensation         Total Compensation
                                                  from the Funds for        from the Janus Funds for
                                                   fiscal year ended          calendar year ended
Name of Person, Position                             July 31, 2004            December 31, 2003(1)
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee                $                           $
  William F. McCalpin, Trustee                          $                           $
  John W. McCarter, Jr., Trustee                        $                           $
  James T. Rothe, Trustee                               $                           $
  William D. Stewart, Trustee                           $                           $
  Martin H. Waldinger, Trustee                          $                           $
INTERESTED TRUSTEE
  Thomas H. Bailey, Trustee(2)                          $                           $



(1) As of December 31, 2003, Janus Funds consisted of three registered investment companies comprised of a total of 61 funds.


(2) Mr. Bailey is being treated as an interested person of the Funds and Janus Capital and is compensated by Janus Capital.

               The following table shows the aggregate compensation paid to each member of the Advisory Board by Janus Adviser Small Company Value Fund and all Janus Funds for the periods indicated. None of the Advisory Board members receive pension or retirement benefits from Small Company Value Fund or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                               Aggregate Compensation      Total Compensation
                                                 from the Fund for      from the Janus Funds for
                                                 fiscal year ended         calendar year ended
Name of Person, Position                           July 31, 2004          December 31, 2003(1)
-------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board
  Chairperson                                           $                        $
Harry T. Lewis, Jr., Advisory Board Member              $                        $
Michael Owen, Advisory Board Member                     $                        $
Albert C. Yates, Advisory Board Member                  $                        $



(1) The Advisory Board did not become effective until April 21, 2003, therefore, the members did not receive any compensation from the Janus Funds prior to April 21, 2003.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION


               As stated in the Funds' Prospectus, the net asset value ("NAV") of Shares of each class of each Fund is determined once each day on which the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV of Shares of each class of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the second or third calendar quarter, the conversion to U.S. dollars will use the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").


               Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing which may occur between the close of the foreign exchanges and the NYSE.


PURCHASES

               Shares of the Funds can generally be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class I Shares and maintain their account in Janus Adviser Small Company Value Fund - Class I Shares will continue to be able to make additional investments in Small Company Value Fund - Class I Shares directly by calling a Janus Representative. Not all financial intermediaries offer both classes.

               Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


               In order to receive a day's price, your order for either class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary or plan documents will provide you with detailed information about investing in the different Funds.

               CLASS C SHARES

               Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.


               CLASS I SHARES
               Class I Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               As described in the Prospectus, Class I Shares has adopted a distribution and shareholder servicing plan (the "Class I Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of a Fund for activities which are primarily intended to result in sales of Class I Shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On April 3, 2000, Trustees unanimously approved the distribution plan with respect to the initial class of shares. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as I Shares.

               CLASS C SHARES
               As described in the Prospectus, Class C Shares has adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in sales of Class C Shares of the Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the NASD Conduct Rules. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.

               The Plans and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to either Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, either Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that class of that Fund or by vote of a majority of the 12b-1 Trustees.


               For the fiscal year ended July 31, 2004, the total amounts paid by the Class C Shares and Class I Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the Class C Plan and Class I Plan are summarized below. [TO BE UPDATED BY AMENDMENT]



                                                                     12b-1
Fund Name                                                      Distribution Fees
--------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund
    Class C Shares                                                $
    Class I Shares                                                $
  Capital Appreciation Fund
    Class C Shares                                                $
    Class I Shares                                                $
  Mid Cap Growth Fund                                             $
    Class C Shares                                                $
    Class I Shares                                                $
  Growth and Income Fund
    Class C Shares                                                $
    Class I Shares                                                $
  Core Equity Fund
    Class C Shares                                                $
    Class I Shares                                                $

                                                                     12b-1
Fund Name                                                      Distribution Fees
--------------------------------------------------------------------------------
  Balanced Fund
    Class C Shares                                                $
    Class I Shares                                                $
INTERNATIONAL & GLOBAL
  Worldwide Fund
    Class C Shares                                                $
    Class I Shares                                                $
  International Growth Fund
    Class C Shares                                                $
    Class I Shares                                                $
  Foreign Stock Fund(1)
    Class C Shares                                                $
    Class I Shares                                                $
VALUE
  Mid Cap Value Fund
    Class C Shares                                                $
    Class I Shares                                                $
  Small Company Value Fund(2)
    Class C Shares                                                $
    Class I Shares                                                $
RISK-MANAGED
  Risk-Managed Growth Fund(3)
    Class C Shares                                                $
    Class I Shares                                                $
  Risk-Managed Core Fund(4)
    Class C Shares                                                $
    Class I Shares                                                $
FIXED-INCOME
  Flexible Income Fund
    Class C Shares                                                $
    Class I Shares                                                $



(1) Formerly named International Value Fund.


(2) Formerly named Small Cap Value Fund.


(3) Formerly named Risk-Managed Large Cap Growth Fund.


(4) Formerly named Risk-Managed Large Cap Core Fund.



               For the fiscal year ended July 31, 2004, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C Shares are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                               Contingent deferred
Fund Name                                                         sales charge
----------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                                        $
  Capital Appreciation Fund                                          $
  Mid Cap Growth Fund                                                $
  Growth and Income Fund                                             $
  Core Equity Fund                                                   $
  Balanced Fund                                                      $
INTERNATIONAL & GLOBAL
  Worldwide Fund                                                     $
  International Growth Fund                                          $
VALUE
  Mid Cap Value Fund                                                 $
FIXED-INCOME
  Flexible Income Fund                                               $



Note: Funds from which Janus Distributors did not receive any proceeds from contingent deferred sales charges are not listed in the table.


REDEMPTIONS

               Redemptions, like purchases, generally may only be effected through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class I Shares and maintain their account in Janus Adviser Small Company Value Fund - Class I Shares will continue to be able to process redemptions directly with Small Company Value Fund - Class I Shares by calling a Janus Representative. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

               Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


               The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


               CLASS C SHARES

               A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CLASS I SHARES

               A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class I Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund redeemed within three months of purchase, unless waived, as discussed in the Prospectus. Effective March 1, 2004, the redemption fee for the Funds listed above was increased from 1.00% to 2.00% on shares purchased on or after that date.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS
AND TAX STATUS
--------------------------------------------------------------------------------

               It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Code, are normally declared and payable to shareholders in December. Growth Fund, Capital Appreciation Fund, Mid Cap Growth Fund, Core Equity Fund, Worldwide Fund, International Growth Fund, Foreign Stock Fund, Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund declare and make annual distributions of income (if any); Growth and Income Fund and Balanced Fund declare and make quarterly distributions of income; and Flexible Income Fund declares dividends daily and makes monthly distributions of income. If a month begins on a Saturday, Sunday or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.

               The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.


               All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.


               Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.



               Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

CLASS C SHARES AND CLASS I SHARES


               As of September   , 2004, the Officers, Trustees and Advisory
               Board members as a group owned less than 1% of the outstanding
               Class C Shares or Class I Shares of each Fund. As of September
                 , 2004, the percentage ownership of each entity owning more than 5% of the outstanding Class C Shares or Class I Shares of each Fund is listed below: [TO BE UPDATED BY AMENDMENT]



                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------



               As of September   , 2004 the following shareholders owned more
               than 25% of the Class C Shares or Class I Shares of the Funds listed below: [TO BE UPDATED BY AMENDMENT]



                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------


               Except for Janus Capital's and Perkins' ownership, this ownership is by nominee only and does not represent beneficial ownership of such shares, because the record owners listed have no investment discretion or voting power with respect to such shares.


               To the knowledge of the Funds, no other shareholder owned more than 5% of the outstanding Class C Shares or Class I Shares of
               each of the Funds as of September   , 2004. [TO BE UPDATED BY
               AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


               Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust (now called a Delaware statutory trust) on March 24, 2000. As of the date of this SAI, the Trust offers fifteen series of shares, known as "Funds," fourteen of which consist of four classes of shares and one of which consists of three classes of shares. Additional series and/or classes may be created from time to time. Class I Shares formerly had no class designation.


               Nine of the Funds discussed in this SAI (listed below) were formed from the reorganization of the Retirement Shares of corresponding Portfolio of Janus Aspen Series into the Funds on July 31, 2000. Funds not listed commenced operations after July 31, 2000.

                PREDECESSOR FUND
                (EACH A PORTFOLIO OF JANUS ASPEN SERIES)               FUND
                ----------------------------------------               ----
                Capital Appreciation Portfolio - Retirement Shares     Janus Adviser Capital Appreciation Fund
                Growth Portfolio - Retirement Shares                   Janus Adviser Growth Fund
                Growth and Income Portfolio - Retirement Shares        Janus Adviser Growth and Income Fund
                Aggressive Growth Portfolio - Retirement Shares        Janus Adviser Mid Cap Growth Fund
                International Growth Portfolio - Retirement Shares     Janus Adviser International Growth Fund
                Worldwide Growth Portfolio - Retirement Shares         Janus Adviser Worldwide Fund
                Balanced Portfolio - Retirement Shares                 Janus Adviser Balanced Fund
                Equity Income Portfolio - Retirement Shares            Janus Adviser Core Equity Fund
                Flexible Income Portfolio - Retirement Shares          Janus Adviser Flexible Income Fund

               Janus Adviser Small Company Value Fund was formed from the reorganization of Berger Small Cap Value Fund II (Investor Shares, Service Shares and Institutional Shares) of Berger Investment Portfolio Trust into Class I shares of Janus Adviser Small Company Value Fund. Berger Small Cap Value Fund II had a fiscal year end of September 30. Following the reorganization, the Fund changed its fiscal year end to July 31.

               Effective June 2, 2003, Janus Adviser Strategic Value Fund was reorganized into Janus Adviser Mid Cap Value Fund.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.


               The Funds discussed in this SAI each offer four classes of shares. Class C Shares and Class I Shares are discussed in this SAI. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries. However, if you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, prior to their reorganization into Janus Adviser Small Company Value Fund - Class I Shares, you may call a Janus Representative to purchase shares of Small Company Value Fund.


SHAREHOLDER MEETINGS


               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of other Funds of the Trust. A shareholder is entitled to one vote for each share owned.

               Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.


VOTING RIGHTS

               The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

               The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.

               As mentioned above in "Shareholder Meetings," each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of

               Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.


INDEPENDENT ACCOUNTANTS


               [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



               [TO BE UPDATED BY AMENDMENT]


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT OF BERGER SMALL CAP VALUE FUND II


               [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES


               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins and Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE

                BOND RATING                  EXPLANATION
                --------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to
                                             the adverse effects of changing
                                             circumstances and economic conditions.
                BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate
                                             protection parameters, but adverse
                                             economic conditions or changing
                                             circumstances more likely to lead to a
                                             weakened capacity to pay principal and
                                             interest than for higher rated bonds.
                Non-Investment Grade
                BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet
                                             required interest and principal
                                             payments. BB -- lowest degree of
                                             speculation; C -- the highest degree of
                                             speculation. Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk exposure to
                                             adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.


                BOND RATING                  EXPLANATION
                --------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper to medium-grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured.
                                             Interest and principal appear adequate
                                             for the present but certain protective
                                             elements may be lacking or may be
                                             unreliable over any great length of
                                             time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and
                                             principal payments not well safeguarded
                                             during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance
                                             of timely interest and principal
                                             payments or maintenance of other
                                             contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.



               Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more rating agencies) are considered to be in the lower rated category.

                                  (JANUS LOGO)
                                         www.janus.com


                                         151 Detroit Street


                                         Denver, Colorado 80206-4805

                                         1-800-525-0020

                               September 30, 2004


                               Janus Adviser Money Market Fund

                              JANUS ADVISER SERIES
                                 CLASS C SHARES
                                 CLASS I SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class C Shares and Class I Shares (collectively, the "Shares") of Janus Adviser Money Market Fund. The Fund is a separate series of Janus Adviser Series, a Delaware business trust (now called a Delaware statutory trust), and is managed by Janus Capital Management LLC ("Janus Capital").


     Shares of the Fund may be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.


     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectuses dated September 30, 2004, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectuses. [TO BE UPDATED BY AMENDMENT].

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Investment Policies and Restrictions and
                Investment Strategies...........................    2
                Determination of Net Asset Value................   18
                Investment Adviser..............................   19
                Custodian, Transfer Agent
                and Certain Affiliations........................   29
                Portfolio Transactions and Brokerage............   32
                Trustees and Officers...........................   35
                Purchase of Shares..............................   45
                Distribution and Shareholder Servicing Plans....   46
                Redemption of Shares............................   48
                Dividends and Tax Status........................   50
                Principal Shareholders..........................   52
                Miscellaneous Information.......................   53
                   Shares of the Trust..........................   53
                   Shareholder Meetings.........................   53
                   Voting Rights................................   54
                   Independent Accountants......................   55
                   Registration Statement.......................   55
                Financial Statements............................   56
                Appendix A......................................   57
                   Description of Securities Ratings............   57
                Appendix B......................................   60
                   Description of Municipal Securities..........   60

INVESTMENT POLICIES AND RESTRICTIONS
AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

               The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.


               As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.


               The Fund has adopted the following fundamental policies and restrictions:

               (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               (2) The Fund may not purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in

               U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).


               (3) The Fund may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

               (4) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (5) The Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

               (6) The Fund may not borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

               (7) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (8) The Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

               Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

               The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

               (1) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule,
               Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (2) The Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

               (3) The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

               (4) The Fund may not invest in companies for the purpose of exercising control of management.


               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.



               For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P.. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

               The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.


               Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases it may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


               Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if immediately after the acquisition thereof it would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

               The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

               The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

               The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.


               Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.


Mortgage- and Asset-Backed Securities

               The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

               Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

               As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.


               The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



               Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



               Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/ servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

               The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

               Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Reverse Repurchase Agreements

               Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

               Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When Issued and Delayed Delivery Securities

               The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities


               From time to time, the Fund may invest in securities of other investment companies. The Fund is subject to the provisions of
               Section 12(d)(1) of the 1940 Act. Section 12(d)(1) prohibits a Fund from acquiring (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or
               (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock; or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Fund may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds.


Debt Obligations


               Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.


Auction Market and Remarketed Preferred Stock

               The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

Obligations of Financial Institutions

               The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

               Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

               Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities


               To the extent permitted by its investment objective and policies, Money Market Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


Municipal Leases

               The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

               In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

               Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

               Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


               As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly-traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.



               The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.



               Janus Capital and its affiliates also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition or retention of shareholders for the Fund or other Janus funds or which performed services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may from time to time change. As of September 30, 2004, the broker-dealer firms with which Janus Capital or its affiliates have agreements or intend to have agreements to make payments related to the acquisition or retention of shareholders
               are           . Any additions, modifications or deletions to the
               broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]



               In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting and other shareholder or administrative services in connection with investment in the Fund. These fees may be in addition to fees paid from the Fund's assets to these financial intermediaries. Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments.



               The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not interested persons of Janus Capital and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.



               The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets.



               Until at least December 1, 2005, provided Janus Capital remains investment adviser to the Fund, Janus Capital has agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the administrative services fees for

               Class I Shares, the distribution and shareholder servicing fees for Class C Shares and Class I Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed 0.36% of average daily net assets.



               The following table summarizes the advisory fees paid by the Fund and any fee waivers for the last three fiscal years indicated. The information below is for fiscal years ended July 31. The information presented in the table below reflects the management fee in effect during each of the fiscal years shown. [TO BE UPDATED BY AMENDMENT.]



                                              2004                 2003                  2002
                                       Advisory             Advisory              Advisory
                Fund Name                Fees     Waivers     Fees     Waivers      Fees     Waivers
                ------------------------------------------------------------------------------------
                Money Market Fund      $          $         $59,453    $59,453*   $55,834    $23,200


               * Fee waiver by Janus Capital exceeded the advisory fee.


               The Fund's Advisory Agreement is dated April 3, 2002, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


               In approving the Fund's Advisory Agreement, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates and Lipper Analytical Services, Inc.. At each of those meetings, the Independent Trustees were advised by independent legal counsel.


               Among other things, the Trustees considered information about:


               - the investment objective and strategy of the Fund:



               - Janus Capital, its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading and administrative services to the Fund), and its resources and investment process;


               - the terms of the Advisory Agreement;


               - the scope and quality of the services that Janus Capital provides to the Fund;



               - the historical investment performance of the Fund and of comparable funds managed by other advisers over various periods and the efforts by Janus Capital to improve Fund performance;



               - the structure and rate of advisory fees payable to Janus
                 Capital by the Fund and by other funds and client accounts managed by Janus Capital, and payable to other advisers by comparable funds, and possible alternative fee structures;


               - compensation payable by the Fund to affiliates of Janus Capital for other services;

               - the total expense ratio of the Fund and of comparable funds managed by other advisers;


               - the methodology used by Janus Capital in determining the compensation payable to the portfolio manager and the competition for investment management talent;



               - Janus Capital's agreement to discontinue the use of the Fund's portfolio brokerage transactions to obtain research through brokers from third parties;

               - changes in the level of assets in the Fund and of all assets managed by Janus Capital;



               - the competitive market for mutual funds in different
                 distribution channels;



               - the response of Janus Capital to various legal and regulatory proceedings; and



               - the profitability to Janus Capital and its affiliates of their relations with the Fund.



               The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio manager for the Fund, head of trading and chief compliance officer. They also engaged an independent consultant to analyze alternative compensation methodologies.



               Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interest of the Fund and its shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL


               Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus

               Capital. In some cases, the allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.


               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.


               Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


               Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


               Janus Capital and Janus Distributors currently have in place Ethics Rules which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material non-public information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at www.sec.gov.



               Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Fund and certain other designated employees deemed to have access to current trading information are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.


               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


               The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures.

               Effective August 31, 2004, the Fund's proxy voting record for the one-year period ending each June 30th will be available, free of charge, through janus.com and from the SEC through the SEC website at www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds


               Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).


               PROXY VOTING PROCEDURES


               Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Office of the Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines, however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.


               The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Office of the Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.




               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

               BOARD OF DIRECTORS ISSUES

               Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

               AUDITOR ISSUES

               Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.


               EXECUTIVE COMPENSATION ISSUES

               Janus Capital reviews executive compensation plans on a case-by-case basis. However, Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


               GENERAL CORPORATE ISSUES

               Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


               SHAREHOLDER PROPOSALS

               If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Otherwise, Janus Capital will generally oppose the shareholder proposal.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.


               Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the Class I Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services. Janus Services is not compensated for its services related to Class C Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking or omnibus account fees which certain intermediaries charge with respect to transactions in the Fund that are processed through the National Securities Clearing Corporation (NSCC) or similar systems.


               For the fiscal years ended July 31, the total amounts paid by Class I Shares of the Fund to Janus Services (substantially all of which was paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT.]



                                              Administrative   Administrative   Administrative
                                                 Services         Services         Services
                                                   Fees             Fees             Fees
Fund Name                                     July 31, 2004    July 31, 2003    July 31, 2002
----------------------------------------------------------------------------------------------
Money Market Fund                                $                $58,485          $55,834



               The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurred in mailing Fund shareholder transaction confirmations. In addition, the Fund uses the DST sharelot system to track and process redemption fees and contingent deferred sales charges. For this system, the Fund currently pays DST at an annual rate of $0.40 per account. This fee is only charged to those Funds with redemption fees or contingent deferred sales charges. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged
               32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.


               The Trustees have authorized the Fund to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay the Fund under its waiver agreement, if any, and the Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."


               Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at net asset value per share of the relevant Class.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.


               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of the research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital by or through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third party research reports relating to specific industry fundamentals and trends, third party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital has decided to discontinue its use of brokerage commissions to pay for third party research services. Janus Capital is currently in the process of winding down those arrangements and using up excess credits that were realized in 2003.



               The Fund generally buys and sells securities in principal and agency transactions in which no commissions are paid. For the fiscal years ended July 31, 2004, July 31, 2003 and July 31, 2002, the Fund did not incur any brokerage commissions. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT.]


               If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making or trading process may be paid for in brokerage commission dollars. Janus Capital receives a benefit from research it receives from brokers; for this reason, Janus Capital has an incentive to place trades with brokers who provide research products or services.


               Janus Capital may consider sales of Fund shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase such shares as a factor in the selection of broker-dealers to execute Fund transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.


               When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


               As of July 31, 2004, the Fund owned securities of its regular broker-dealers (or parents) as shown below:



               [TO BE UPDATED BY AMENDMENT.]



                                                          Value of
                                                         Securities
Name of Broker-Dealer                                      Owned
-------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


               Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital:
               Janus Investment Fund and Janus Aspen Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 61 series or funds.



               The Trust's officers are elected annually by the Trustees for a one-year term. The portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Aspen Series and Janus Adviser.

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen        Chairman     3/04-Present     Private Investor.              61               Director, Red
 151 Detroit Street                                                                                    Robin Gourmet
 Denver, CO 80206        Trustee      4/00-Present                                                     Burgers, Inc.
 Age 60
----------------------------------------------------------------------------------------------------------------------
 William F. McCalpin     Trustee      6/02-Present     Executive Vice President and   59               Founding
 151 Detroit Street                                    Chief Operating Officer of                      Director and
 Denver, CO 80206                                      The Rockefeller Brothers Fund                   Board Chair,
 Age 46                                                (a private family                               Solar
                                                       foundation).                                    Development
                                                                                                       Foundation;
                                                                                                       Trustee and
                                                                                                       Vice President,
                                                                                                       Asian Cultural
                                                                                                       Council.
----------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.   Trustee      6/02-Present     President and Chief Executive  59               Chairman of the
 151 Detroit Street                                    Officer of The Field Museum                     Board and
 Denver, CO 80206                                      of Natural History.                             Director,
 Age 65                                                                                                Divergence LLC;
                                                                                                       Director of
                                                                                                       A.M. Castle &
                                                                                                       Co. and W.W.
                                                                                                       Grainger, Inc.;
                                                                                                       Trustee of
                                                                                                       Harris Insight
                                                                                                       Funds Trust (19
                                                                                                       Portfolios),
                                                                                                       WTTW (Chicago
                                                                                                       public
                                                                                                       television
                                                                                                       station), the
                                                                                                       University of
                                                                                                       Chicago and
                                                                                                       Chicago Public
                                                                                                       Education Fund.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------------------
 James T. Rothe          Trustee      4/00-Present     Professor of Business,         61               Director,
 151 Detroit Street                                    University of Colorado,                         Optika, Inc.
 Denver, CO 80206                                      Colorado Springs, CO (since
 Age 60                                                1986). Formerly,
                                                       Distinguished Visiting
                                                       Professor of Business
                                                       (2001-2002), Thunderbird
                                                       (American Graduate School of
                                                       International Management),
                                                       Phoenix, AZ; and Principal
                                                       (1988-1999) of Phillips-Smith
                                                       Retail Group, Addison, TX (a
                                                       venture capital firm).
----------------------------------------------------------------------------------------------------------------------
 William D. Stewart      Trustee      4/00-Present     Corporate Vice President and   59               N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 Age 59                                                Boulder, CO (a manufacturer
                                                       of vacuum fittings and
                                                       valves).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger     Trustee      4/00-Present     Consultant.                    59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 65
----------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*       Trustee      4/00-Present     Formerly, President            61               N/A
 151 Detroit Street                                    (1978-2002) and Chief
 Denver, CO 80206                                      Executive Officer (1994-
 Age 66                                                2002) of Janus Capital or
                                                       Janus Capital Corporation;
                                                       President and Director (1994-
                                                       2002) of the Janus
                                                       Foundation; Chairman and
                                                       Director (1978-2002) of Janus
                                                       Capital Corporation; and
                                                       Director (1997-2001) of Janus
                                                       Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------


* The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

------------------------------------------------------------------------------------------------
                                            OFFICERS
------------------------------------------------------------------------------------------------
NAME, AGE AS                         TERM OF OFFICE*
OF DECEMBER 31,    POSITIONS HELD    AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
2003 AND ADDRESS   WITH FUND         TIME SERVED      YEARS
------------------------------------------------------------------------------------------------
 J. Eric           Executive Vice    1/01-Present     Vice President of Janus Capital and
 Thorderson        President and                      Portfolio Manager for other Janus
 151 Detroit       Portfolio                          accounts. Formerly, Senior Analyst
 Street            Manager                            (1996-1999) for Janus Capital Corporation.
 Denver, CO 80206  Janus Adviser
 Age 42            Money Market
                   Fund
------------------------------------------------------------------------------------------------
 Anita E. Falicia  Vice President,   10/02-Present    Vice President of Investment Accounting of
 151 Detroit       Treasurer and                      Janus Capital. Formerly, Assistant Vice
 Street            Principal                          President (2000-2002) of Investment
 Denver, CO 80206  Accounting                         Accounting of Janus Capital or Janus
 Age 35            Officer                            Capital Corporation; Director (1999-2000)
                                                      of Investment Accounting of Janus Capital
                   Chief Financial   10/02-11/03      Corporation; and Director (1997-1999) of
                   Officer                            Fund Accounting of Janus Capital
                                                      Corporation.
------------------------------------------------------------------------------------------------
 Bonnie M. Howe    Vice President    4/00-Present     Vice President and Assistant General
 151 Detroit                                          Counsel to Janus Capital, Janus
 Street                                               Distributors LLC and Janus Services LLC.
 Denver, CO 80206                                     Formerly, Assistant Vice President
 Age 38                                               (1997-1999) and Associate Counsel
                                                      (1995-1999) for Janus Capital Corporation
                                                      and Assistant Vice President (1998-2000)
                                                      for Janus Service Corporation.
------------------------------------------------------------------------------------------------
 Kelley Abbott     General Counsel   4/04-Present     Vice President of Domestic Funds and
 Howes                                                General Counsel of Janus Capital; Vice
 151 Detroit       Vice President    4/00-Present     President and Assistant General Counsel of
 Street            and Secretary                      Janus Distributors LLC and Janus Services
 Denver, CO 80206                                     LLC. Formerly, Assistant General Counsel
 Age 38                                               of Janus Capital (1999-2004); Assistant
                                                      Vice President (1997-1999) of Janus
                                                      Capital Corporation; Chief Compliance
                                                      Officer, Director and President
                                                      (1997-1999) of Janus Distributors, Inc.;
                                                      and Assistant Vice President (1998-2000)
                                                      of Janus Service Corporation.
------------------------------------------------------------------------------------------------
 David R.          Vice President    6/02-Present     Vice President and Chief Compliance
 Kowalski          and Chief                          Officer of Janus Capital, Janus
 151 Detroit       Compliance                         Distributors LLC and Janus Services LLC.
 Street            Officer                            Formerly, Assistant Vice President of
 Denver, CO 80206                                     Janus Services LLC (2002-2004); Senior
 Age 46                                               Vice President and Director (1985-2000) of
                                                      Mutual Fund Compliance for Van Kampen
                                                      Funds.
------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Girard C. Miller      President and Chief     11/03-Present  Executive Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital
 Denver, CO 80206                                             Group Inc. and Janus Capital;
 Age 52                                                       President of Janus Distributors LLC
                                                              and Janus Capital International LLC;
                                                              Executive Vice President of Janus
                                                              Services LLC; President and Director
                                                              of Janus Management Holdings
                                                              Corporation; Chief Operating Officer
                                                              and President of Capital Group
                                                              Partners, Inc.; and Director of
                                                              Janus World Funds and Janus Capital
                                                              Trust Manager Limited. Formerly,
                                                              President and Chief Executive
                                                              Officer of ICMA Retirement
                                                              Corporation (1993-2003).
--------------------------------------------------------------------------------------------------
 Loren M. Starr        Vice President and      11/03-Present  Senior Vice President and Chief
 151 Detroit Street    Chief Financial                        Financial Officer of Janus Capital
 Denver, CO 80206      Officer                                and Janus Capital Group Inc.; Vice
 Age 42                                        09/02-11/03    President and Chief Financial
                       President and Chief                    Officer Janus Services LLC, Janus
                       Executive Officer                      Distributors LLC, Janus Management
                                                              Holdings Corporation and Janus
                                                              Institutional Services LLC; Vice
                                                              President, Treasurer, Chief
                                                              Financial Officer and Director of
                                                              Janus International Limited;
                                                              Director of Janus Holdings
                                                              Corporation and Janus International
                                                              Holdings LLC; and Board member of
                                                              Janus Global Funds SPC. Formerly,
                                                              Director of Janus Capital Trust
                                                              Manager Limited (2001-2004), Janus
                                                              World Principal Protected Funds
                                                              (2002-2004), Janus International
                                                              (Asia) Limited (2002-2004) and Janus
                                                              World Funds (2001-2004); Vice
                                                              President and Chief Financial
                                                              Officer of Janus Capital
                                                              International LLC (2002-2003);
                                                              Interim Director of Janus Capital
                                                              (2002-2003); Vice President of
                                                              Finance, Treasurer, Chief Financial
                                                              Officer (2001-2002) and Director
                                                              (2002) of Janus International
                                                              Holding, Inc.; and Managing
                                                              Director, Treasurer and Head of
                                                              Corporate Finance and Reporting
                                                              (1998-2001) for Putnam Investments.
--------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Heidi J. Walter       Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital and Janus
 Denver, CO 80206                                             Services LLC. Formerly, Vice
 Age 36                                                       President and Senior Legal Counsel
                                                              (1995-1999) for Stein Roe & Farnham,
                                                              Inc.
--------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

               The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


               [TO BE UPDATED BY AMENDMENT.]



--------------------------------------------------------------------------------------------
                                                       MEMBERS            NUMBER OF MEETINGS
                                                       (INDEPENDENT       HELD DURING LAST
                     FUNCTIONS                         TRUSTEES)          FISCAL YEAR
--------------------------------------------------------------------------------------------
 AUDIT COMMITTEE     Reviews the financial reporting   John W. McCarter,
                     process, the system of internal   Jr. (Chairman)
                     control over financial            Dennis B. Mullen
                     reporting, disclosure controls    William D.
                     and procedures, Form N-CSR        Stewart
                     filings and the audit process.
                     The Committee's review of the
                     audit process includes, among
                     other things, the appointment,
                     compensation and oversight of
                     the auditors and pre-approval of
                     all audit and non-audit
                     services.
--------------------------------------------------------------------------------------------
 BROKERAGE           Reviews and makes                 James T. Rothe
 COMMITTEE           recommendations regarding         (Chairman)
                     matters related to the Trusts'    William F.
                     use of brokerage commissions and  McCalpin
                     placement of portfolio            Dennis B. Mullen
                     transactions.
--------------------------------------------------------------------------------------------
 LEGAL AND           Oversees compliance with various  William F.
 REGULATORY          procedures adopted by the         McCalpin
 COMMITTEE           Trusts, reviews registration      (Chairman)
                     statements on Form N-1A,          William D.
                     oversees the implementation and   Stewart
                     administration of the Trusts'     Martin H.
                     Proxy Voting Guidelines and the   Waldinger
                     administration of the Trusts'
                     Code of Ethics.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                       MEMBERS            NUMBER OF MEETINGS
                                                       (INDEPENDENT       HELD DURING LAST
                     FUNCTIONS                         TRUSTEES)          FISCAL YEAR
--------------------------------------------------------------------------------------------
 MONEY MARKET        Reviews various matters related   Martin H.
 COMMITTEE           to the operations of the Janus    Waldinger
                     Money Market Funds, including     (Chairman)
                     compliance with their Money       William F.
                     Market Fund Procedures.           McCalpin
                                                       James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING AND      Identifies and recommends         Dennis B. Mullen
 GOVERNANCE          individuals for election as       (Chairman)
 COMMITTEE           Trustee, consults with            John W. McCarter,
                     Management in planning Trustee    Jr.
                     meetings, and oversees the        William D.
                     administration of, and ensures    Stewart
                     the compliance with, the Trusts'
                     Governance Procedures and
                     Guidelines adopted by the
                     Trustees.
--------------------------------------------------------------------------------------------
 PRICING COMMITTEE   Determines the fair value of      William D.
                     restricted securities and other   Stewart
                     securities for which market       (Chairman)
                     quotations are not readily        James T. Rothe
                     available, or which are deemed    Martin H.
                     not to be reliable, pursuant to   Waldinger
                     procedures adopted by the
                     Trustees.
--------------------------------------------------------------------------------------------



               The table below gives the dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2003. As of December 31, 2003, none of the Trustees owned Shares of the Fund described in this SAI.



               [TO BE UPDATED BY AMENDMENT.]



----------------------------------------------------------------------------------------
                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
NAME OF TRUSTEE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN JANUS FUNDS
----------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------
 Dennis B. Mullen
----------------------------------------------------------------------------------------
 William F. McCalpin
----------------------------------------------------------------------------------------
 John W. McCarter, Jr.
----------------------------------------------------------------------------------------
 James T. Rothe
----------------------------------------------------------------------------------------
 William D. Stewart
----------------------------------------------------------------------------------------
 Martin H. Waldinger
----------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
----------------------------------------------------------------------------------------
 Thomas H. Bailey
----------------------------------------------------------------------------------------

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. [TO BE UPDATED BY AMENDMENT.]



                                                Aggregate Compensation      Total Compensation
                                                  from the Fund for      from the Janus Funds for
                                                  fiscal year ended         calendar year ended
Name of Person, Position                            July 31, 2004          December 31, 2003(1)
--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                   $                       $
William F. McCalpin, Trustee                             $                       $
John W. McCarter, Jr., Trustee                           $                       $
James T. Rothe, Trustee                                  $                       $
William D. Stewart, Trustee                              $                       $
Martin H. Waldinger, Trustee                             $                       $
INTERESTED TRUSTEE
Thomas H. Bailey, Trustee(2)                             $                       $



(1) As of December 31, 2003, Janus Funds consisted of three registered investment companies comprised of a total of 61 funds.


(2) Mr. Bailey is being treated as an interested person of the Fund and Janus Capital and is compensated by Janus Capital.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


               Class I Shares of the Fund can be purchased only through institutional channels such as retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Not all financial intermediaries offer both classes. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary or plan documents will provide you with detailed information about investing in the Fund.



               In order to receive a day's dividend, your order for either class of Shares must be received in good order by the close of the regular trading session of the New York Stock Exchange ("NYSE").


CLASS C SHARES


               Class C Shares of the Fund are only available for purchase by exchange of Class C Shares of another Janus Adviser Series or Janus Adviser, another Trust advised by Janus Capital.



CLASS C SHARES AND CLASS I SHARES



               Class C Shares and Class I Shares of the Fund are purchased at the net asset value per share as determined at the close of regular trading session of the NYSE next occurring after a purchase order is received in good order by the Fund or its authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------

CLASS I SHARES


               As described in the Prospectus, Class I Shares has adopted a distribution and shareholder servicing plan (the "Class I Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for activities which are primarily intended to result in sales of Class I Shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On April 3, 2002, the Trustees unanimously approved the Class I Plan which became effective on that date. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as I Shares.


CLASS C SHARES

               As described in the Prospectus, Class C Shares has adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of the Fund for activities which are primarily intended to result in sales of Class C Shares of the Fund. In addition, the Plan permits payment of up to 0.25% of the average daily net assets of Class C Shares of the Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Fund; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the NASD Conduct Rules. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by the Fund from 1.00% to 0.25%. This waiver will continue at least until December 1, 2005. Payments under the Class C Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.


               The Plans and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to either Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, either Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.


               For the fiscal year ended July 31, 2004 Class C Shares and Class
               I Shares of the Fund paid a total of $          and $          ,
               respectively to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the Class C Plan and Class I Plan. [TO BE UPDATED BY AMENDMENT]



               For the fiscal year ended July 31, 2004, the total amount received by Janus Distributors for the proceeds of contingent deferred sales charges paid by investors upon certain redemptions
               of Class C Shares was $          . [TO BE UPDATED BY AMENDMENT]

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Redemptions, like purchases, may only be effected through institutional channels such as retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

               Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


               The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of net asset value is not reasonably practicable.


CLASS C SHARES

               A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of original purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month.


               The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.



               All income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the net asset value determined on the first business day following the record date.


               Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

CLASS C SHARES AND CLASS I SHARES


               Officers and Trustees as a group own less than 1% of the outstanding Class C Shares or Class I Shares of the Fund. As of
               September   , 2004, the percentage ownership of each entity
               owning more than 5% of the outstanding Class C Shares or Class I Shares is listed below: [TO BE UPDATED BY AMENDMENT.]



                                                              Percentage
Shareholder and Address of Record                             Ownership



               As of September   , 2004, the following shareholders owned more
               than 25% of the Class C Shares of the Fund: [TO BE UPDATED BY AMENDMENT.]



                                                              Percentage
Shareholder and Address of Record                             Ownership


               This ownership is by nominee only and does not represent beneficial ownership of the shares, because the record owners listed have no investment discretion or voting power with respect to such shares.


               To the knowledge of the Fund, no other shareholder owned more than 5% of the outstanding Class C Shares or Class I Shares of
               the Fund as of September   , 2004. [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


               The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act, which was organized as a Delaware business trust (now called a Delaware statutory trust) on March 24, 2000. As of the date of this SAI, the Trust consists of fifteen series of shares, known as "Funds," fourteen of which consist of four classes of shares and one of which consists of three classes of shares. Additional series and/or classes may be created from time to time. Class I Shares previously had no class designation.


               The Fund was formed from the reorganization of the Retirement Shares of the Money Market Portfolio of Janus Aspen Series into the Fund on July 31, 2000.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST


               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. The Shares of the Fund participate equally in dividends and other distributions by Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.



               Money Market Fund offers three classes of shares. Class C Shares and Class I Shares are discussed in this SAI. The Shares offered in this SAI are offered only through retirement and pension plans, brokers, bank trust departments, financial advisers and other financial intermediaries.


SHAREHOLDER MEETINGS


               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated

               Trust Instrument or the 1940 Act. Special meetings may be called for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of the other Funds or class of the Trust. A shareholder is entitled to one vote for each share owned.



               Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.


VOTING RIGHTS

               The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

               The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove

               Trustees, to terminate or reorganize the Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.


               As mentioned in "Shareholder Meetings", each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.


INDEPENDENT ACCOUNTANTS


               [TO BE UPDATED BY AMENDMENT.]


REGISTRATION STATEMENT

               The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


               [TO BE UPDATED BY AMENDMENT.]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

               MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

               The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

               The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

               SHORT TERM MUNICIPAL LOANS

               S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

               Moody's highest rating for short-term municipal loans is MIG-1/ VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

               OTHER SHORT-TERM DEBT SECURITIES

               Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

Fitch

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                F-1+........................ Exceptionally strong credit
                                             quality. Issues assigned this
                                             rating are regarded as having the
                                             strongest degree of assurance for
                                             timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an
                                             assurance for timely payment only
                                             slightly less in degree than issues
                                             rated F-1+.
                F-2......................... Good credit quality. Issues
                                             assigned this rating have a
                                             satisfactory degree of assurance
                                             for timely payments, but the margin
                                             of safety is not as great as the
                                             F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

               MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:


               1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).


               2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

               3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

               4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

               5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

               6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

               MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

               1. General Obligation Bonds are issued by such entities as states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

               2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

               In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

               3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

               While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

               Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

               OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

               Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

 64
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

                                  (JANUS LOGO)

                               www.janus.com


                               151 Detroit Street


                               Denver, Colorado 80206-4805

                               1-800-525-0020

                              JANUS ADVISER SERIES

                           PART C - OTHER INFORMATION

    ITEM 22 Exhibits

            Exhibit 1   (a)   Trust Instrument dated March 22, 2000, is
                              incorporated by reference to Registrant's
                              Registration Statement (File. No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                        (b) Form of Amendment to Trust Instrument is incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (c) Form of Second Amendment to Trust Instrument dated September 30, 2001 is incorporated by reference to
                              Exhibit 1(c) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

                        (d) Third Amendment to Trust Instrument dated June 18, 2002, is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (e) Fourth Amendment to Trust Instrument, dated September 18, 2002, is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 6, filed September 26, 2002 (File No. 333-33978).

                        (f) Fifth Amendment to Trust Instrument, dated October 14, 2002, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                        (g) Sixth Amendment to Trust Instrument, dated December 10, 2002, is incorporated by reference to
                              Exhibit 1(g) to Post- Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (h) Seventh Amendment to Trust Instrument, dated March 18, 2003 filed as Exhibit 1(h) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No.333-33978) has been withdrawn.

                        (i) Amended and Restated Trust Instrument, dated March 18, 2003, is incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978).

                        (j) First Amendment to Amended and Restated Trust Instrument, dated June 2, 2003 filed as Exhibit 1(j) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978) has been withdrawn.

                        (k) First Amendment to Amended and Restated Trust Instrument, dated June 2, 2003, is incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (l) Form of Second Amendment to Amended and Restated Trust Instrument, dated September 16, 2003, is incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (m) Third Amendment to Amended and Restated Trust Instrument, dated July 14, 2004, is filed herein as Exhibit 1(m).

            Exhibit 2   (a)   Bylaws are incorporated herein by reference to
                              Registrant's Registration Statement (File. No.
                              333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (b) First Amendment to Bylaws, dated September 18, 2002, is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 6, filed September 26, 2002 (File No. 333-33978).

            Exhibit 3         Not Applicable

            Exhibit 4   (a)   Form of Investment Advisory Agreement for Growth
                              Fund is incorporated by reference to Registrant's
                              Registration Statement (File. No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                        (b) Form of Investment Advisory Agreement for Aggressive Growth Fund is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (c) Form of Investment Advisory Agreement for Capital Appreciation Fund is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (d) Form of Investment Advisory Agreement for Balanced Fund is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (e) Form of Investment Advisory Agreement for Equity Income Fund is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (f) Form of Investment Advisory Agreement for Growth and Income Fund is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (g) Form of Investment Advisory Agreement for Strategic Value Fund filed in Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000, has been withdrawn.

                        (h) Form of Investment Advisory Agreement for International Fund is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (i) Form of Investment Advisory Agreement for Worldwide Fund is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (j) Form of Investment Advisory Agreement for Flexible Income Fund is incorporated by reference to Registrant's Registration

                              Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (k) Form of Investment Advisory Agreement for Money Market Fund is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (l) Form of Investment Advisory Agreement for Global Value Fund is incorporated by reference to Exhibit 4(l) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (m) Form of First Amendment to Investment Advisory Agreement for Core Equity Fund dated September 30, 2001 is incorporated by reference to Exhibit 4(m) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

                        (n) Form of Investment Advisory Agreement for Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Global Value Fund, Growth and Income Fund, Growth Fund, International Fund, Money Market Fund, Strategic Value Fund and Worldwide Fund is incorporated by reference to Exhibit 4(n) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (o) Form of Transfer and Assumption Agreement between Janus Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated by reference to Exhibit 4(o) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (p) Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(p) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (q) Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(q) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (r) Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(r) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (s) Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(s) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (t) Investment Advisory Agreement for Janus Adviser Mid Cap Value Fund is incorporated by reference to
                              Exhibit 4(t) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (u) Sub-Advisory Agreement for Janus Adviser Mid Cap Value Fund is incorporated by reference to Exhibit 4(u) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (v) Form of Investment Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(v) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (w) Form of Sub-Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(w) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (x) Form of Investment Advisory Agreement for Janus Adviser High-Yield Fund filed as Exhibit 4(x) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-33978) has been withdrawn.

                        (y) Form of Sub-Advisory Agreement for Perkins, Wolf, McDonnell and Company, LLC for Janus Adviser Mid Cap Value Fund (post-acquisition version) is incorporated by reference to Exhibit 4(y) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (z) Amendment to Investment Advisory Agreement for Janus Adviser Aggressive Growth Fund dated June 2, 2003 is incorporated by reference to Exhibit 4(z) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (aa) Form of Amendment to Investment Advisory Agreement for Janus Adviser International Fund dated June 2, 2003 is incorporated by reference to Exhibit 4(aa) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (bb) Form of Amendment to Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(bb) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (cc) Form of Amendment to Investment Advisory Agreement for Janus Adviser International Value Fund is incorporated by reference to Exhibit 4(cc) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (dd) Form of Amendment to Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(dd) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (ee) Form of Amendment to Investment Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(ee) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (ff) Form of Amendment to Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(ff) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (gg) Form of Amendment to Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(gg) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (hh) Form of Amendment to Sub-Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(hh) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (ii) Investment Advisory Agreement for Janus Adviser Growth Fund dated July 1, 2004 is filed herein as
                              Exhibit 4(ii).

                        (jj) Investment Advisory Agreement for Janus Adviser Capital Appreciation Fund dated July 1, 2004 is filed herein as Exhibit 4(jj).

                        (kk) Investment Advisory Agreement for Janus Adviser Mid Cap Growth Fund dated July 1, 2004 is filed herein as Exhibit 4(kk).

                        (ll) Investment Advisory Agreement for Janus Adviser Growth and Income Fund dated July 1, 2004 is filed herein as Exhibit 4(ll).

                        (mm) Investment Advisory Agreement for Janus Adviser Core Equity Fund dated July 1, 2004 is filed herein as Exhibit 4(mm).

                        (nn) Investment Advisory Agreement for Janus Adviser Balanced Fund dated July 1, 2004 is filed herein as Exhibit 4(nn).

                        (oo) Investment Advisory Agreement for Janus Adviser Worldwide Fund dated July 1, 2004 is filed herein as Exhibit 4(oo).

                        (pp) Investment Advisory Agreement for Janus Adviser International Growth Fund dated July 1, 2004 is filed herein as Exhibit 4(pp).

                        (qq) Investment Advisory Agreement for Janus Adviser Foreign Stock Fund dated July 1, 2004 is filed herein as Exhibit 4(qq).

                        (rr) Investment Advisory Agreement for Janus Adviser Mid Cap Value Fund dated July 1, 2004 is filed herein as Exhibit 4(rr).

                        (ss) Investment Advisory Agreement for Janus Adviser Small Company Value Fund dated July 1, 2004 is filed herein as Exhibit 4(ss).

                        (tt) Investment Advisory Agreement for Janus Adviser Risk-Managed Growth Fund dated July 1, 2004 is filed herein as Exhibit 4(tt).

                        (uu) Investment Advisory Agreement for Janus Adviser Risk-Managed Core Fund dated July 1, 2004 is filed herein as Exhibit 4(uu).

                        (vv) Investment Advisory Agreement for Janus Adviser Flexible Income Fund dated July 1, 2004 is filed herein as Exhibit 4(vv).

                        (ww) Sub-Advisory Agreement for Janus Adviser Mid Cap Value Fund dated July 1, 2004 is filed herein as
                              Exhibit 4(ww).

                        (xx) Sub-Advisory Agreement for Janus Adviser Small Company Value Fund dated July 1, 2004 is filed herein as Exhibit 4(xx).

                        (yy) Sub-Advisory Agreement for Janus Adviser Risk-Managed Growth Fund dated July 1, 2004 is filed herein as Exhibit 4(yy).

                        (zz) Sub-Advisory Agreement for Janus Adviser Risk-Managed Core Fund dated July 1, 2004 is filed herein as Exhibit 4(zz).

            Exhibit 5   (a)   Form of Distribution Agreement between Janus
                              Adviser Series and Janus Distributors, Inc. is incorporated by reference to Registrant's
                              Registration Statement (File. No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                        (b) Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (c) Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC is incorporated by reference to
                              Exhibit 5(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (d) Form of Amended and Restated Distribution and Shareholder Servicing Plan between Janus Adviser Series and Janus Distributors LLC filed as Exhibit 5(d) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978), has been withdrawn.

                        (e) Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC dated July 14, 2004 is filed herein as Exhibit 5(e)

            Exhibit 6         Not Applicable

            Exhibit 7   (a)   Form of Custodian Agreement between Janus Adviser
                              Series and State Street Bank and Trust Company is incorporated by reference to Exhibit 7(a) to Pre-Effective Amendment No. 1, filed on June 12,
                              2000 (File No. 333-33978).

                        (b) Form of Global Custody Services Agreement between Janus Adviser Series, on behalf of Janus Adviser Money Market Fund and Citibank, N.A is incorporated by reference to Exhibit 7(b) to Pre-Effective Amendment No. 1, filed on June 12, 2000 (File No. 333-33978).

                        (c) Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(c) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (d) Form of Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A. dated December 5, 2000 is incorporated by reference to Exhibit 7(d) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (e) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(e) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (f) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(f) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (g) Form of Letter Agreement with State Street Bank and Trust is incorporated by reference to Exhibit 7(g) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (h) Form of Letter Agreement with State Street Bank and Trust Company dated September 30, 2001 is incorporated by reference to Exhibit 7(h) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

                        (i) Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust is incorporated by reference to Exhibit 7(i) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (j) Form of Letter Agreement with State Street Bank and Trust Company dated December 31, 2002 is incorporated by reference to Exhibit 7(j) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                        (k) Form of Letter Agreement with State Street Bank and Trust Company dated December 31, 2002, is incorporated by reference to Exhibit 7(k) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                        (l) Form of Letter Agreement with State Street Bank and Trust Company dated March 21, 2003 is incorporated by reference to Exhibit 7(l) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (m) Form of Letter Agreement with State Street Bank and Trust Company dated June 2, 2003 filed as
                              Exhibit 7(m) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-3978) has been withdrawn.

                        (n) Form of Letter Agreement with regard to Janus Adviser Mid Cap Growth Fund, with State Street Bank and Trust Company, dated June 2, 2003, is incorporated by reference to Exhibit 7(n) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (o) Form of Letter Agreement with regard to Janus Adviser International Growth Fund, with State Street Bank and Trust Company, dated June 2, 2003, is incorporated by reference to Exhibit 7(o) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (p) Form of Letter Agreement with regard to Janus Adviser Risk-Managed Growth Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(p) to Post-Effective Amendment No. 15, filed September 26, 2003
                              (File No. 333-33978).

                        (q) Form of Letter Agreement with regard to Janus Adviser Foreign Stock Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(q) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (r) Form of Letter Agreement with regard to Janus Adviser Risk-Managed Core Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(r) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (s) Form of Letter Agreement with regard to Janus Adviser Small Company Value Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(s) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

            Exhibit 8   (a)   Form of Transfer Agency Agreement with Janus
                              Service Corporation is incorporated by reference to Registrant's Registration Statement (File. No.
                              333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (b) Form of Administrative Services Agreement with Janus Service Corporation is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (c) Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (d) Amended and Restated Transfer Agency Agreement with Janus Services LLC is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (e) Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Berger Investment Portfolio Trust is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (f) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Capital Appreciation Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (g) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth Fund dated July 31, 2003 is incorporated by reference to
                              Exhibit 8(g) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (h) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth and Income Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(h) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (i) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Growth Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(i) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (j) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Growth Fund dated November 28, 2003 is incorporated by reference to Exhibit 8(j) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (k) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser International Growth Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (l) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser International Value Fund dated July 31, 2003 is incorporated by reference to

                              Exhibit 8(l) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (m) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Worldwide Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(m) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (n) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Balanced Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(n) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (o) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Core Equity Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(o) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (p) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Core Fund dated November 28, 2003 is incorporated by reference to Exhibit 8(p) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (q) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Value Fund dated November 28, 2003 is incorporated by reference to Exhibit 8(q) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (r) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Small Cap Value Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(r) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (s) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Flexible Income Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(s) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (t) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Money Market Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(t) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (u) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth Fund dated July 14, 2004 is filed herein as Exhibit 8(u).

                        (v) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Capital Appreciation Fund dated July 14, 2004 is filed herein as Exhibit 8(v).

                        (w) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Growth Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(w).

                        (x) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth and Income Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(x).

                        (y) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Core Equity Fund dated July 14, 2004 is filed herein as Exhibit 8(y).

                        (z) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Balanced Fund dated July 14, 2004 is filed herein as Exhibit 8(z).

                        (aa) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Worldwide Fund dated July 14, 2004 is filed herein as Exhibit 8(aa).

                        (bb) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser International Growth Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(bb).

                        (cc) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Foreign Stock Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(cc).

                        (dd) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Value Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(dd).

                        (ee) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Small Company Value Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(ee).

                        (ff) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Growth Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(ff).

                        (gg) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Core Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(gg).

                        (hh) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Flexible Income Fund dated July 14, 2004 is filed herein as
                              Exhibit 8(hh).

                        (ii) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Money Market Fund dated July 14, 2004 is filed herein as Exhibit 8(ii).

                        (jj) Amended and Restated Transfer Agency Agreement with Janus Services LLC dated July 14, 2004 is filed herein as Exhibit 8(jj).

            Exhibit 9   (a)   Opinion and Consent of Fund Counsel with respect
                              to shares of the Trust is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment
                              No. 1, filed on June 12, 2000 (File No.
                              333-33978).

                        (b) Opinion and Consent of Fund Counsel with respect to shares of Global Value Fund is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (c) Opinion and Consent of Fund Counsel with respect to Class C Shares of Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Global Value Fund, Growth and Income Fund, Growth Fund, International Fund, Money Market Fund, Strategic Value Fund and Worldwide Fund is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (d) Opinion and Consent of Fund Counsel with respect to Class I Shares and Class C Shares of Risk-Managed Large Cap

                              Growth Fund, Risk-Managed Large Cap Core Fund and Mid Cap Value Fund is incorporated by reference to
                              Exhibit 9(d) to Post Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                        (e) Opinion and Consent of Fund Counsel with respect to Class I Shares and Class C Shares of Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (f) Opinion and Consent of Fund Counsel with respect to Class I Shares and Class C Shares of Janus Adviser High-Yield Fund filed as Exhibit 9(f) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-33978) has been withdrawn.

                        (g) Opinion and Consent of Fund Counsel with respect to Class A Shares and Class R Shares of Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Foreign Stock Fund, Growth and Income Fund, Growth Fund, International Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Risk-Managed Core Fund, Risk-Managed Growth Fund, Small Company Value Fund and Worldwide Fund; and Class A Shares of Money Market Fund is filed herein as Exhibit 9(g).

            Exhibit 10 Consent of PricewaterhouseCoopers LLP to be filed by amendment.

            Exhibit 11        Not Applicable

            Exhibit 12        Not Applicable

            Exhibit 13  (a)   Form of Distribution and Shareholder Servicing
                              Plan is incorporated by reference to Registrant's
                              Registration Statement (File. No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                        (b) Distribution and Shareholder Servicing Plan for Class C Shares is incorporated by reference to
                              Exhibit 13(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (c) Amended and Restated Distribution and Shareholder Servicing Plan for Class I Shares is incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (d) Distribution and Shareholder Servicing Plan for Class A Shares is filed herein as Exhibit 13(d).

                        (e) Distribution and Shareholder Servicing Plan for Class R Shares is filed herein as Exhibit 13(e).

            Exhibit 14  (a)   Rule 18f-3 Plan dated June 18, 2002, is
                              incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 5, filed July 26,
                              2002 (File No. 333-33978).

                        (b) Amended and Restated Rule 18f-3 Plan dated March 18, 2003 is incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978).

                        (c) Form of Amended and Restated Rule 18f-3 Plan dated September 17, 2003 is incorporated by reference to
                              Exhibit 16(c) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (d) Amended and Restated Rule 18f-3 Plan dated July 14, 2004 is filed herein as Exhibit 14(d).

            Exhibit 15 Powers of Attorney dated as of May 17, 2004 are filed herein as Exhibit 15.

            Exhibit 16  (a)   Code of Ethics filed with Registrant's
                              Registration Statement (File No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000, have been withdrawn.

                        (b) Amended Janus Ethics Rules filed as Exhibit 14(b) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978), have been withdrawn.

                        (c) Amended Janus Ethics Rules filed as Exhibit 14(c) to Post-Effective Amendment No.5, filed July 26, 2002 (File No. 333-33978), have been withdrawn.

                        (d) Code of Ethics of Perkins, Wolf, McDonnell and Company is incorporated by reference to Exhibit 14(d) to Post-Effective

                              Amendment No. 8, filed December 30, 2002 (File No. 333-33978), have been withdrawn.

                        (e) Code of Ethics and Statement of Personal Trading Policies for Enhanced Investment Technologies, LLC filed as Exhibit 14(e) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978), have been withdrawn.

                        (f) Code of Ethics and Statement of Policies for Bay Isle Financial LLC filed as Exhibit 14(f) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978), have been withdrawn.

                        (g) Amended Code of Ethics Rules filed as Exhibit 14(g) to Post-Effective Amendment No 10, filed March 19, 2003 (File No. 333-33978), have been withdrawn.

                        (h) Amended Code of Ethics Rules filed as Exhibit 14(h) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978), have been withdrawn.

                        (i) Amended Janus Ethics Rules are incorporated by reference to Exhibit 14(i) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (j) Amended Janus Ethics Rules dated April 20, 2004 are filed herein as Exhibit 16(j).

                        (k) Code of Ethics of Perkins, Wolf, McDonnell and Company, LLC revised July 7, 2004 is filed herein as Exhibit 16(k).

ITEM 23. Persons Controlled by or Under Common Control with Registrant

      The Board of Trustees of Janus Adviser Series is the same as that of Janus Investment Fund and Janus Aspen Series, and there is substantial overlap with the Board of Trustees of Janus Adviser. Each such trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the four trusts are substantially identical. Nonetheless, Janus Adviser Series takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective trust.

ITEM 24. Indemnification

      Article IX of Janus Adviser Series' Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and Advisory Board members.

ITEM 25. Business and Other Connections of Investment Adviser

      The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Trustees and Officers" in the Statements of Additional Information included in this Registration Statement.

      The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

Name and Principal
Business Address                 Adviser/Affiliated Entity Name             Position with Adviser or Affiliated Entity
----------------                 ------------------------------             ------------------------------------------
Robin C. Beery*                   Janus Capital Group Inc.                   Senior Vice President and Chief Marketing
                                                                             Officer
                                  Janus Capital Management LLC               Senior Vice President and Chief Marketing
                                                                             Officer

                                  The Janus Foundation                       President and Director
                                  Janus Services LLC                         Vice President and Chief Marketing Officer

Gary D. Black*                    Janus Capital Group Inc.                   President, Chief Investment Officer and
                                                                             Director
                                  Janus Capital Management LLC               President and Chief Investment Officer

Erich Gerth*                      Janus Capital Management LLC               Senior Vice President and Managing Director of
                                                                             Janus Global Adviser

                                  Janus International Limited                Chief Executive Officer and Director
                                  Janus Services LLC                         Senior Vice President

James P. Goff*                    Janus Capital Management LLC               Vice President and Director of Research

R. Timothy Hudner*                Janus Capital Group Inc.                   Senior Vice President of Operations and
                                                                             Technology
                                  Janus Capital Management LLC               Senior Vice President of Operations and
                                                                             Technology
                                  Janus Services LLC                         President
                                  Capital Group Partners, Inc.               Senior Vice President and Director

Steven L. Scheid*                 Janus Capital Group Inc.                   Chief Executive Officer, Director and Chairman
                                                                             of the Board
                                  Janus Capital Management LLC               Chief Executive Officer

* Principal address is 151 Detroit Street, Denver, Colorado 80206-4805.

      The only business of Bay Isle Financial LLC, Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.) and Perkins, Wolf, McDonnell and Company, LLC (fka Perkins, Wolf, McDonnell and Company) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered investment companies. The principal executive officers of the subadvisers and their positions with the subadvisers are as follows:

Name and Principal
Business Address                Subadviser/Affiliated Entity Name          Position with Subadviser or Affiliated Entity
----------------------------    ---------------------------------          ---------------------------------------------
William F. K. Schaff*             Bay Isle Financial LLC                     President and Chief Investment Officer

Gary G. Pollock*                  Bay Isle Financial LLC                     Executive Vice President and President of
                                                                             Private Client Asset Management

Craig D. Pollock*                 Bay Isle Financial LLC                     Chief Operating Officer

E. Robert Fernholz**              Enhanced Investment                        Executive Vice President and Chief
                                  Technologies, LLC                          Investment Officer

Robert A. Garvy**                 Enhanced Investment                        President and Chief Executive
                                  Technologies, LLC                          Officer

David E. Hurley**                 Enhanced Investment                        Senior Vice President and Chief Operating
                                  Technologies, LLC                          Officer

Robert H. Perkins***              Perkins, Wolf, McDonnell and               President and Chief Investment
                                  Company, LLC                               Officer

Greg E. Wolf***                   Perkins, Wolf, McDonnell and               Treasurer and Chief Operating Officer
                                  Company, LLC

* Principal address is 475 14th Street, Suite 550, Oakland, California 94612.

** Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens,
   Florida 33410.

*** Principal address is 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois
    60604.

ITEM 26. Principal Underwriters

            (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Aspen Series, Janus Investment Fund and Janus Adviser.

            (b) The principal business address, positions with Janus Distributors and positions with Registrant of Bonnie M. Howe, Kelley Abbott Howes, David R. Kowalski, Girard C. Miller and Loren M. Starr, officers and directors of Janus Distributors, are described under "Trustees and Officers" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:

   Name                    Position with Janus Distributors LLC
   ----                    ------------------------------------
Gregory A. Frost           Vice President and Controller
Erich Gerth                Senior Vice President
Douglas J. Laird           Vice President
John J. Mari               Vice President
Russell P. Shipman         Vice President
Tom H. Warren              Vice President
John Zimmerman             Senior Vice President

                  Messrs. Frost, Gerth, Laird, Mari, Shipman, Warren and Zimmerman do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

            (c)   Not Applicable.

ITEM 27. Location of Accounts and Records

      The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, 100 Fillmore Street, Denver, Colorado 80206-4928, 720 South Colorado Blvd., Denver, Colorado 80206-1929, DocuVault, 5155 E. 46th Avenue, Denver, Colorado 80216 and Iron Mountain, 5050 Moline Street, Denver, Colorado 80239; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, New York 10043. Certain records relating to the day-to-day portfolio management of Risk-Managed Growth Fund and Risk-Managed Core Fund are kept in the offices of the subadviser, Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach, Florida 33410. Certain records relating to the day-to-day portfolio management of Mid Cap Value Fund are kept at the offices of the subadviser, Perkins, Wolf, McDonnell and Company, LLC, 310
S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604. Certain records relating to the day-to-day portfolio management of Small Company Value Fund are kept at the offices of the subadviser, Bay Isle Financial LLC, 475 14th Street, Suite 550, Oakland, California 94612.

ITEM 28. Management Services

      The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 29. Undertakings

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 30th day of July, 2004.

                                JANUS ADVISER SERIES


                                By: /s/ Girard C. Miller
                                    --------------------------------------------
                                    Girard C. Miller, President and Chief
                                    Executive Officer

      Janus Adviser Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 ("Trust Instrument") under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                              Title                    Date
        ---------                              -----                    ----
/s/  Girard C. Miller             President and Chief Executive
-------------------------         Officer (Principal Executive     July 30, 2004
Girard  C. Miller                 Officer)

/s/  Loren M. Starr               Vice President and Chief         July 30, 2004
------------------------          Financial  Officer (Principal
Loren M. Starr                    Financial Officer)

/s/ Anita E. Falicia              Vice President and Treasurer     July 30, 2004
-------------------------         (Principal Accounting Officer)
Anita E. Falicia

Thomas H. Bailey*                        Trustee                   July 30, 2004
-------------------------
Thomas H. Bailey

William F. McCalpin*                     Trustee                   July 30, 2004
-------------------------
William F. McCalpin

John W. McCarter, Jr.*                   Trustee                   July 30, 2004
-------------------------
John W. McCarter, Jr.

Dennis B. Mullen*                        Trustee                   July 30, 2004
-------------------------
Dennis B. Mullen

James T. Rothe*                          Trustee                   July 30, 2004
-------------------------
James T. Rothe

William D. Stewart*                      Trustee                   July 30, 2004
-------------------------
William D. Stewart

Martin H. Waldinger*                     Trustee                   July 30, 2004
-------------------------
Martin H. Waldinger

/s/ Kelley Abbott Howes
-------------------------
*By Kelley Abbott Howes
    Attorney-in-Fact

                               INDEX OF EXHIBITS

Exhibit Number                           Exhibit Title
--------------                           -------------
Exhibit 1(m)              Third Amendment to Trust Instrument

Exhibit 4(ii)             Investment Advisory Agreement for Janus Adviser Growth Fund

Exhibit 4(jj)             Investment Advisory Agreement for Janus Adviser Capital Appreciation Fund

Exhibit 4(kk)             Investment Advisory Agreement for Janus Adviser Mid Cap Growth Fund

Exhibit 4(ll)             Investment Advisory Agreement for Janus Adviser Growth and Income Fund

Exhibit 4(mm)             Investment Advisory Agreement for Janus Adviser Core Equity Fund

Exhibit 4(nn)             Investment Advisory Agreement for Janus Adviser Balanced Fund

Exhibit 4(oo)             Investment Advisory Agreement for Janus Adviser Worldwide Fund

Exhibit 4(pp)             Investment Advisory Agreement for Janus Adviser International Growth Fund

Exhibit 4(qq)             Investment Advisory Agreement for Janus Adviser Foreign Stock Fund

Exhibit 4(rr)             Investment Advisory Agreement for Janus Adviser Mid Cap Value Fund

Exhibit 4(ss)             Investment Advisory Agreement for Janus Adviser Small Company Value Fund

Exhibit 4(tt)             Investment Advisory Agreement for Janus Adviser Risk-Managed Growth Fund

Exhibit 4(uu)             Investment Advisory Agreement for Janus Adviser Risk-Managed Core Fund

Exhibit 4(vv)             Investment Advisory Agreement for Janus Adviser Flexible Income Fund

Exhibit 4(ww)             Sub-Advisory Agreement for Janus Adviser Mid Cap Value Fund

Exhibit 4(xx)             Sub-Advisory Agreement for Janus Adviser Small Company Value Fund

Exhibit 4(yy)             Sub-Advisory Agreement for Janus Adviser Risk-Managed Growth Fund

Exhibit 4(zz)             Sub-Advisory Agreement for Janus Adviser Risk-Managed Core Fund

Exhibit 5(e)              Amended and Restated Distribution Agreement

Exhibit 8(u)              Expense Limitation Agreement for Janus Adviser Growth Fund

Exhibit 8(v)              Expense Limitation Agreement for Janus Adviser Capital Appreciation Fund

Exhibit 8(w)              Expense Limitation Agreement for Janus Adviser Mid Cap Growth Fund

Exhibit 8(x)              Expense Limitation Agreement for Janus Adviser Growth and Income Fund

Exhibit 8(y)              Expense Limitation Agreement for Janus Adviser Core Equity Fund

Exhibit 8(z)              Expense Limitation Agreement for Janus Adviser Balanced Fund

Exhibit 8(aa)             Expense Limitation Agreement for Janus Adviser Worldwide Fund

Exhibit 8(bb)             Expense Limitation Agreement for Janus Adviser International Growth Fund

Exhibit 8(cc)             Expense Limitation Agreement for Janus Adviser Foreign Stock Fund

Exhibit 8(dd)             Form of Expense Limitation Agreement for Janus Adviser Mid Cap Value Fund

Exhibit 8(ee)             Expense Limitation Agreement for Janus Adviser Small Company Value Fund

Exhibit 8(ff)             Form of Expense Limitation Agreement for Janus Adviser Risk-Managed Growth Fund

Exhibit 8(gg)             Form of Expense Limitation Agreement for Janus Adviser Risk-Managed Core Fund

Exhibit 8(hh)             Expense Limitation Agreement for Janus Adviser Flexible Income Fund

Exhibit 8(ii)             Expense Limitation Agreement for Janus Adviser Money Market Fund

Exhibit 8(jj)             Amended and Restated Transfer Agency Agreement

Exhibit 9(g)              Opinion and Consent of Fund Counsel with respect to Class A Shares and Class R Shares

Exhibit 13(d)             Distribution and Shareholder Servicing Plan for Class A Shares

Exhibit 13(e)             Distribution and Shareholder Servicing Plan for Class
                          R Shares

Exhibit 14(d)             Amended and Restated Rule 18f-3 Plan

Exhibit 15                Powers of Attorney

Exhibit 16(j)             Amended Janus Ethics Rules

Exhibit 16(k)             Code of Ethics of Perkins, Wolf, McDonnell and
                          Company, LLC